As filed with the Securities and Exchange
Commission on April 23, 2008
1933 Act File No. 333-126293
1940 Act File No. 811-21779

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      ☑
PRE-EFFECTIVE AMENDMENT NO.       ☐
POST-EFFECTIVE AMENDMENT NO. 18      ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       ☑
AMENDMENT NO. 20       ☑
(CHECK APPROPRIATE BOX OR BOXES)
JOHN HANCOCK FUNDS II
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 663-2844
THOMAS M. KINZLER
601 CONGRESS STREET, BOSTON, MASSACHUSETTS 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)
COPIES OF COMMUNICATIONS TO:
MARK P. GOSHKO, ESQ
KIRKPATRICK & LOCKHART PRESTON GATES ELLIS LLP
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

It is proposed that this filing will become effective (check appropriate box):

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on May 1, 2008 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

PROSPECTUS 5–1–08

➤ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

John Hancock Asset Allocation Portfolios

Fund summaries

A concise look at each fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Lifestyle Aggressive Portfolio

5	Lifestyle Growth Portfolio

7	Lifestyle Balanced Portfolio

9	Lifestyle Moderate Portfolio

11	Lifestyle Conservative Portfolio

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

13	Other permitted investments

13	Risks of investing in the fund of funds

14	Risks of investing in the underlying funds

15	Who’s who

17	Financial highlights

25	Underlying fund information

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about each fund’s business policies and any distributions it may pay.

28	Choosing a share class

29	How sales charges are calculated

30	Sales charge reductions and waivers

31	Opening an account

32	Buying shares

33	Selling shares

35	Transaction policies

36	Dividends and account policies

37	Additional investor services

38	Appendix

For more information See back cover

Lifestyle Portfolios Overview

There are five funds: Aggressive, Growth, Balanced, Moderate and Conservative. Each fund is a “fund of funds” that invests in a number of underlying funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the funds offer five distinct, comprehensive investment programs designed for differing investment orientations. Each fund has a target percentage allocation between two kinds of underlying funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

Target allocation among underlying funds (%)

		Equity	Fixed-income
Portfolio	Investment Objective	funds	funds

Lifestyle Aggressive	Long-term growth of capital. Current income is not a consideration.	100	—

Lifestyle Growth	Long-term growth of capital. Current income is also a consideration.	80	20

Lifestyle Balanced	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	60	40

Lifestyle Moderate	A balance between a high level of current income and growth of capital, with a greater emphasis on income.	40	60

Lifestyle Conservative	A high level of current income, with some consideration given to growth of capital.	20	80

The funds offer a number of share classes, which have different expense and distribution or shareholder services arrangements. Each fund, however, invests only in Class NAV shares of affiliated underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. The funds may also invest in similar Class NAV shares and in classes of shares of nonaffiliated funds that could have sales charges and be subject to distribution and/or Rule 12b-1 fees.

Each fund is monitored daily. To maintain target allocations in the underlying funds, daily cash flow for each fund will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each fund’s investment allocation to maintain its target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds held by a fund. Such adjustments may be made to increase or decrease a fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust fund quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each fund will reflect both its subadviser’s allocation decisions with respect to the underlying funds and the investment decisions made by the underlying fund’s subadvisers.

 Fund summary

John Hancock
Lifestyle Aggressive Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     A / JALAX     B / JBLAX     C / JCLAX

Goal and strategy

The fund seeks long-term growth of capital. Current income is not a consideration.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund may invest focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Aggressive Portfolio – Fund summary

3

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q4 ’06, 8.17 Worst quarter: Q2 ’07, –2.77

2006	2007
14.96	8.00

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-17-05

Class A before tax	2.63	10.88

After tax on distributions	1.35	9.42

After tax on distributions, with sale	1.94	8.51

Class B before tax	2.23	11.52

Class C before tax	6.21	12.72

Standard & Poor’s 500 Index	5.49	12.11

MSCI EAFE Gross Total Return Index	11.62	21.27	[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class A and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance before and after taxes does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Gross Total Return Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

1	Index figure as of closest month end to inception date.
Investor costs

Shareholder transaction expenses[2] (%)	Class A		Class B		Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00			—		—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—	[3]		5.00		1.00	[4]

Annual operating expenses (%)	Class A		Class B		Class C

Management fee[5]	0.04		0.04		0.04

Distribution and service (12b-1) fees	0.30		1.00		1.00

Other expenses	0.25		0.33		0.28

Acquired fund fees and expenses	0.93		0.93		0.93

Total fund operating expenses[6]	1.52		2.30		2.25

Contractual expense reimbursement (until at least 5-1-09)[7]	—		–0.02		–0.01

Net fund operating expenses	1.52		2.28		2.24

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		with redemptions		without redemptions		with redemptions	without redemptions

1 Year	647	731		231		327	227

3 Years	956	1,016		716		702	702

5 Years	1,288	1,428		1,228		1,204	1,204

10 Years	2,222	2,439	[8]	2,439	[8]	2,584	2,584

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	A $4.00 fee will be charged for wire redemptions.

3	Except for investments of $1 million or more; see “How sales charges are calculated.”

4	Only if sold within the first year after purchase; see “How sales charges are calculated.”

5	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

6	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

7	The adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2009, and may thereafter be terminated by the adviser any time.

8	Reflects conversion of Class B shares to Class A shares after eight years.

Lifestyle Aggressive Portfolio – Fund summary

4

 Fund summary

John Hancock
Lifestyle Growth Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     A / JALGX     B / JBLGX     C / JCLGX

Goal and strategy

The fund seeks long-term growth of capital. Current income is also a consideration.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities and approximately 20% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity underlying funds and 20% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Growth Portfolio – Fund summary

5

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q4 ’06, 6.76 Worst quarter: Q2, ’06, –2.17

2006	2007
13.02	6.96

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-17-05

Class A before tax	1.64	9.00

After tax on distributions	0.24	7.40

After tax on distributions, with sale	1.21	6.81

Class B before tax	1.14	9.57

Class C before tax	5.19	10.79

80% Standard & Poor’s 500 Index/20% Lehman Brothers U.S. Aggregate Index	5.88	10.48	[1]

Calendar year total returns

These do not include sales charges, and would have been lower if they did. They are shown only for Class A and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Shareholder transaction expenses[2] (%)	Class A		Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—	[3]	5.00	1.00	[4]

Annual operating expenses (%)	Class A	Class B	Class C

Management fee[5]	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses	0.20	0.26	0.21

Acquired fund fees and expenses	0.88	0.88	0.88

Total fund operating expenses[6]	1.42	2.18	2.13

Contractual expense reimbursement (until at least 5-1-09)[7]	–0.01	–0.01	—

Net fund operating expenses	1.41	2.17	2.13

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		with redemptions		without redemptions		with redemptions	without redemptions

1 Year	636	720		220		316	216

3 Years	926	981		681		667	667

5 Years	1,237	1,369		1,169		1,144	1,144

10 Years	2,116	2,320	[8]	2,320	[8]	2,462	2,462

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

2	A $4.00 fee will be charged for wire redemptions.

3	Except for investments of $1 million or more; see “How sales charges are calculated.”

4	Only if sold within the first year after purchase; see “How sales charges are calculated.”

5	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

6	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

7	The adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09%of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2009, and may thereafter be terminated by the adviser any time.

8	Reflects conversion of Class B shares to Class A shares after eight years.

Lifestyle Growth Portfolio – Fund summary

6

 Fund summary

John Hancock
Lifestyle Balanced Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     A / JALBX     B / JBLBX     C / JCLBX

Goal and strategy

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% in funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction.

Thus, based on its target percentage allocation of approximately 60% of assets in equity underlying funds and 40% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market process tends to place greater emphasis on future earnings expectations.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Balanced Portfolio – Fund summary

7

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q4 ’06, 5.93 Worst quarter: Q2 ’06, –1.66

2006	2007
12.16	5.90

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-17-05

Class A before tax	0.58	7.68

After tax on distributions	–0.90	6.00

After tax on distributions, with sale	0.46	5.61

Class B before tax	0.02	8.14

Class C before tax	4.10	9.48

60% Standard & Poor’s 500 Index/40% Lehman Brothers U.S. Aggregate Index	6.22	9.36	[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class A and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Shareholder transaction expenses[2] (%)	Class A		Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—	[3]	5.00	1.00	[4]

Annual operating expenses (%)	Class A	Class B	Class C

Management fee[5]	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses	0.17	0.26	0.18

Acquired fund fees and expenses	0.86	0.86	0.86

Total fund operating expenses[6]	1.37	2.16	2.08

Contractual expense reimbursement (until at least 5-1-09)[7]	–0.01	—	–0.01

Net fund operating expenses	1.36	2.16	2.07

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		with redemptions		without redemptions		with redemptions	without redemptions

1 Year	632	719		219		310	210

3 Years	911	976		676		651	651

5 Years	1,212	1,359		1,159		1,118	1,118

10 Years	2,063	2,292	[8]	2,292	[8]	2,410	2,410

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	A $4.00 fee will be charged for wire redemptions.

3	Except for investments of $1 million or more; see “How sales charges are calculated.”

4	Only if sold within the first year after purchase; see “How sales charges are calculated.”

5	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

6	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

7	The adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2009, and may thereafter be terminated by the adviser any time.

8	Reflects conversion of Class A shares to Class B shares after eight years.

Lifestyle Balanced Portfolio – Fund summary

8

 Fund summary

John Hancock
Lifestyle Moderate Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     A / JALMX     B / JBLMX     C / JCLMX

Goal and strategy

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities and approximately 60% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Moderate Portfolio – Fund summary

9

Past performance

Calendar year total returns – Class A (%)

Best quarter: Q4 ’06, 4.62 Worst quarter: Q2 ’06, –1.10

2006	2007
9.80	4.78

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-17-05

Class A before tax	–0.44	5.60

After tax on distributions	–1.89	3.99

After tax on distributions, with sale	–0.24	3.85

Class B before tax	–1.03	6.00

Class C before tax	3.05	7.33

40% Standard & Poor’s 500 Index/60% Lehman Brothers U.S. Aggregate Index	6.52	8.22	[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class A and would be different for other classes. These represent how a fund’s returns vary from year to year can and give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Shareholder transaction expenses[2] (%)	Class A		Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—	[3]	5.00	1.00	[4]

Annual operating expenses (%)	Class A	Class B	Class C

Management fee[5]	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses	0.19	0.39	0.20

Acquired fund fees and expenses	0.83	0.83	0.83

Total fund operating expenses[6]	1.36	2.26	2.07

Contractual expense reimbursement (until at least 5-1-09)[7]	—	–0.08	—

Net fund operating expenses	1.36	2.18	2.07

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		with redemptions		without redemptions		with redemptions	without redemptions

1 Year	632	721		221		310	210

3 Years	909	999		699		649	649

5 Years	1,207	1,403		1,203		1,114	1,114

10 Years	2,053	2,362	[8]	2,362	[8]	2,400	2,400

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	A $4.00 fee will be charged for wire redemptions.

3	Except for investments of $1 million or more; see “How sales charges are calculated.”

4	Only if sold within the first year after purchase; see “How sales charges are calculated.”

5	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

6	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

7	The adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2009, and may thereafter be terminated by the adviser any time.

8	Reflects conversion of Class B shares to Class A shares after eight years.

Lifestyle Moderate Portfolio – Fund summary

10

 Fund summary

John Hancock
Lifestyle Conservative Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     A / JALRX     B / JBLCX     C / JCLCX

Goal and strategy

The fund seeks a high level of current income, with some consideration given to growth of capital.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities and approximately 80% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 30%/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market process tends to place greater emphasis on future earnings expectations.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Conservative Portfolio – Fund summary

11

Past performance

Calendar year total returns — Class A (%)

Best quarter: Q3 ’06, 3.60 Worst quarter: Q2 ’06, –0.52

2006	2007
7.81%	4.89

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-17-05

Class A before tax	–0.36	4.20

After tax on distributions	–1.90	2.54

After tax on distributions, with sale	–0.22	2.62

Class B before tax	–0.89	4.59

Class C before tax	3.22	5.89

20% Standard & Poor’s 500 Index/80% Lehman Brothers U.S. Aggregate Index	6.77	7.06	[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class A and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown only for Class A and would be different for other classes. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Shareholder transaction expenses[2] (%)	Class A		Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—	[3]	5.00	1.00	[4]

Annual operating expenses (%)	Class A	Class B	Class C

Management fee[5]	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.30	1.00	1.00

Other expenses	0.21	0.50	0.24

Acquired fund fees and expenses	0.80	0.80	0.80

Total fund operating expenses[6]	1.35	2.34	2.08

Contractual expense reimbursement (until at least 5-1-09)[7]	–0.01	–0.22	—

Net fund operating expenses	1.34	2.12	2.08

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B				Class C

		with redemptions		without redemptions		with redemptions	without redemptions

1 Year	630	715		215		311	211

3 Years	905	1,009		709		652	652

5 Years	1,201	1,430		1,230		1,119	1,119

10 Years	2,042	2,411	[8]	2,411	[8]	2,410	2,410

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	A $4.00 fee will be charged for wire redemptions.

3	Except for investments of $1 million or more; see “How sales charges are calculated.”

4	Only if sold within the first year after purchase; see “How sales charges are calculated.”

5	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

6	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund fees and expenses.

7	The adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement remains in effect until May 1, 2009, and may thereafter be terminated by the adviser any time.

8	Reflects conversion of Class B shares to Class A shares after eight years.

Lifestyle Conservative Portfolio – Fund summary

12

 Fund details

Other permitted investments

The fund may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940, as amended (the 1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Portfolio, including exchange traded funds.

•	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgaged-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a Portfolio security.

•	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities linked derivatives.

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Risk of hedging and other strategic transactions” in the Statement of Additional Information (SAI).

Because of uncertainties under Federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the funds are not permitted to invest in such instruments unless the subadviser obtains prior written approval from the funds’ Chief Compliance Officer. See “Additional information concerning taxes” in the SAI.

Asset allocation management

Subject to the limitations described above, the fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust fund quality or the duration of fixed-income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

•	protecting the fund in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment goal will be limited.

Risks of investing in the fund of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the funds’ SAI.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving a fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the funds or the underlying funds will achieve their investment objectives.

A fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks.

Lifestyle Portfolios – Fund details

13

Investment company securities risk

The funds bear their own expenses and indirectly bear their proportionate share of expenses of the underlying funds in which they invest.

Risks of investing in the underlying funds

By owning shares of underlying funds, each of the funds indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium-size companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that a fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in declines or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on subadviser’s own credit analysis. While the subadviser may rely on ratings by established credit rating agencies, it

Lifestyle Portfolios – Fund details

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will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign fund transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the funds’ investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the funds’ business activities and retain the services of the various firms that carry out the funds’ operations. The Board of Trustees has the power to change the respective investment goal of each of the funds without shareholder approval.

Investment adviser

Manages the funds’ business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the funds and retains and compensates an investment subadviser to manage the assets of the funds. As of December 31, 2007, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the funds’ portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadviser, and (iii) reports periodically on such performance to the Board of Trustees.

The funds rely on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This

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order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to the fund) or to change a subadvisory fee of a affiliated subadviser without the approval of the shareholders.

Management fees

Each fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets).

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of John Hancock Trust (JHT) (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds), determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of JHF II and JHF III

	First	Excess over
	$7.5 billion	$7.5 billion

Each Lifestyle fund	0.050%	0.040%

The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of JHT (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds) determined in accordance with the following schedule.

Advisory fee on other assets

	First	Excess over
	$7.5 billion	$7.5 billion

Each Lifestyle fund	0.500%	0.490%

During their most recent full fiscal year, the funds paid the following management fees as a percentage of net assets to the investment adviser, which were based on a prior management fee structure. The prior management fee rate was 0.050% of the first $7.5 billion and 0.040% of the excess over $7.5 billion as a percentage of aggregate net assets.

Lifestyle Aggressive Portfolio: 0.041%
Lifestyle Growth Portfolio: 0.041%
Lifestyle Balanced Portfolio: 0.041%
Lifestyle Moderate Portfolio: 0.041%
Lifestyle Conservative Portfolio: 0.041%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the advisory fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the funds’ December 31, 2007 annual report and June 30, 2007 semiannual report.

Subadviser

Handles the funds’ day-to-day fund management.

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

•	provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation

•	as of December 31, 2007, it and its affiliates had total assets under management of approximately $217 billion

•	supervised by the adviser, John Hancock Investment Management Services, LLC

Subadviser consultant

Deutsche Investment Management Americas, Inc.
345 Park Avenue
New York, NY10154

•	provides subadvisory consulting services to the subadviser in its management of the funds

•	provides investment advisory services to retail and institutional clients

•	is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group

Portfolio Managers

Below are brief biographical profiles of the leaders of the funds’ investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.

Steve Orlich

•	portfolio manager since inception

•	joined MFC Global Investment Management (U.S.A.) Limited in 1998

•	Vice president and senior portfolio manager, Asset Allocation Portfolios

Scott Warlow

•	portfolio manager since 2007

•	joined MFC Global Investment Management (U.S.A.) Limited in 2002

•	Assistant vice president and portfolio manager, Asset Allocation Portfolios

Custodian

Holds the funds’ assets, settles all fund trades and collects most of the valuation data required for calculating each fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the funds and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund since inception. The total returns presented in the table represent the rate an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions).

The financial statements of the funds as of December 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the funds’ financial statements, in the funds’ annual reports, which have been incorporated by reference into the SAI and are available upon request.

Lifestyle Aggressive Class A Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.63		$14.06		$14.72

Income (loss) from investment operations

Net investment income (loss)[1,2]	(0.07)		0.08		0.11

Net realized and unrealized gain (loss) on investments	1.56		1.24		1.05

Total from investment operations	1.49		1.32		1.16

Less distributions

From net investment income	(0.06)		(0.37)		(0.12)

From net realized gain	—		(0.29)		(0.54)

From capital paid-in	—		—		—

Total distributions	(0.06)		(0.66)		(0.66)

Net asset value, end of period	$14.06		$14.72		$15.22

Total Return[3] (%)	11.85	[6,7]	9.40	[6,7]	8.00 [6]

Ratios and supplemental data

Net assets, end of period (in millions)	$35		$56		$116

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.84	[8,9]	0.65	[8,9]	0.59 [8]

Ratio of net expenses to average net assets[4] (%)	0.65	[9]	0.64	[9]	0.59 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.59)[9]		1.69	[9]	0.69

Portfolio turnover (%)	23	[7]	5	[7]	21

Class B Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.63		$14.00		$14.72

Income (loss) from investment operations

Net investment income (loss)[1,2]	(0.15)		0.05		(0.02)

Net realized and unrealized gain (loss) on investments	1.56		1.23		1.07

Total from investment operations	1.41		1.28		1.05

Less distributions

From net investment income	(0.04)		(0.27)		—

From net realized gain	—		(0.29)		(0.54)

From capital paid-in	—		—		—

Total distributions	(0.04)		(0.56)		(0.54)

Net asset value, end of period	$14.00		$14.72		$15.23

Total Return[3] (%)	11.22	[6,7]	9.15	[6,7]	7.23 [6]

Ratios and supplemental data

Net assets, end of period (in millions)	$8		$13		$24

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	2.00	[8,9]	1.54	[8,9]	1.37 [8]

Ratio of net expenses to average net assets[4] (%)	1.34	[9]	1.35	[9]	1.35 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	(1.23)[9]		1.07	[9]	(0.13)

Portfolio turnover (%)	23	[7]	5	[7]	21

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Class C Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.63		$14.00		$14.73

Income (loss) from investment operations

Net investment income (loss)[1,2]	(0.15)		0.05		—	[11]

Net realized and unrealized gain (loss) on investments	1.57		1.24		1.05

Total from investment operations	1.42		1.29		1.05

Less distributions

From net investment income	(0.05)		(0.27)		(0.01)

From net realized gain	—		(0.29)		(0.54)

From capital paid-in	—		—		—

Total distributions	(0.05)		(0.56)		(0.55)

Net asset value, end of period	$14.00		$14.73		$15.23

Total Return[3] (%)	11.22	[6,7]	9.22	[6,7]	7.21	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$25		$39		$95

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	1.60	[8,9]	1.36	[8,9]	1.32	[8]

Ratio of net expenses to average net assets[4] (%)	1.34	[9]	1.35	[9]	1.31	[14]

Ratio of net investment income (loss) to average net assets[1] (%)	(1.27)[9]		1.10	[9]	0.03

Portfolio turnover (%)	23	[7]	5	[7]	21

Lifestyle Growth Class A Shares

Per share operating performance	8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.63		$14.72

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.07		0.16		0.28

Net realized and unrealized gain (loss) on investments	1.28		1.01		0.73

Total from investment operations	1.35		1.17		1.01

Less distributions

From net investment income	(0.07)		(0.43)		(0.23)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		(0.29)		—

Total distributions	(0.07)		(1.08)		(0.68)

Net asset value, end of period	$14.63		$14.72		$15.05

Total return[3] (%)	10.18	[6,7]	8.00	[7]	6.96	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$103		$165		$332

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.72	[8,9]	0.58	[9]	0.54	[8]

Ratio of net expenses to average net assets [4] (%)	0.61	[9]	0.58	[9]	0.53	[14]

Ratio of net investment income (loss) to average net assets[1] (%)	0.55	[9]	3.18	[9]	1.79

Portfolio turnover (%)	26	[7]	4	[7]	18

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Class B Shares

Per share operating performance	8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.57		$14.73

Income (loss) from investment operations

Net investment income (loss)[1,2]	(0.02)		0.12		0.16

Net realized and unrealized gain (loss) on investments	1.30		1.01		0.73

Total from investment operations	1.28		1.13		0.89

Less distributions

From net investment income	(0.06)		(0.36)		(0.11)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		(0.25)		—

Total distributions	(0.06)		(0.97)		(0.56)

Net asset value, end of period	$14.57		$14.73		$15.06

Total return[3] (%)	9.57	[6,7]	7.77	[6,7]	6.14 [6]

Ratios and supplemental data

Net assets, end of period (in millions)	$24		$39		$78

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	1.69	[8,9]	1.40	[8,9]	1.30 [8]

Ratio of net expenses to average net assets [4] (%)	1.34	[9]	1.35	[9]	1.29 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.19)[9]		2.45	[9]	1.02

Portfolio turnover (%)	26	[7]	4	[7]	18

Class C Shares
Per share operating performance	8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.57		$14.72

Income (loss) from investment operations

Net investment income (loss)[1,2]	(0.02)		0.13		0.16

Net realized and unrealized gain (loss) on investments	1.30		0.99		0.74

Total from investment operations	1.28		1.12		0.90

Less distributions

From net investment income	(0.06)		(0.36)		(0.12)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		0.25		—

Total distributions	(0.06)		(0.97)		(0.57)

Net asset value, end of period	$14.57		$14.72		$15.05

Total return[3] (%)	9.57	[6,7]	7.73	[7]	6.19 [6]

Ratios and supplemental data

Net assets, end of period (in millions)	$93		$152		$294

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	1.44	[8,9]	1.29	[9]	1.25

Ratio of net expenses to average net assets[4] (%)	1.33	[9]	1.29	[9]	1.25 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.14)[9]		2.53	[9]	1.05

Portfolio turnover (%)	26	[7]	4	[7]	18

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Lifestyle Balanced Class A Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.38		$14.37

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.19		0.24		0.42

Net realized and unrealized gain (loss) on investments	1.01		0.81		0.42

Total from investment operations	1.20		1.05		0.84

Less distributions

From net investment income	(0.17)		(0.43)		(0.35)

From net realized gain	—	[11]	(0.27)		(0.32)

From capital paid-in	—		(0.36)		—

Total distributions	(0.17)		(1.06)		(0.67)

Net asset value, end of period	14.38		14.37		14.54

Total return[3] (%)	9.08	[6,7]	7.25	[7]	5.90	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$81		$125		$284

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.70	[8,9]	0.55	[9]	0.51	[8]

Ratios of net expenses to average net assets[4] (%)	0.58	[9]	0.55	[9]	0.50	[14]

Ratios of net investment income (loss) to average net assets[1] (%)	1.60	[9]	4.77	[9]	2.84

Portfolio turnover (%)	23	[7]	3	[7]	14

Class B Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.37		$14.37

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.10		0.20		0.29

Net realized and unrealized gain (loss) on investments	1.02		0.81		0.42

Total from investment operations	1.12		1.01		0.71

Less distributions

From net investment income	(0.10)		(0.40)		(0.23)

From net realized gain	—	[11]	(0.27)		(0.32)

From capital paid-in	—		(0.34)		—

Total distributions	(0.10)		(1.01)		(0.55)

Net asset value, end of period	$14.37		$14.37		$14.53

Total return[3] (%)	8.47	[6,7]	6.96	[6,7]	5.02	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$20		$32		$60

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	1.73	[8,9]	1.41	[8,9]	1.30	[8]

Ratios of net expenses to average net assets[4] (%)	1.34	[9]	1.34	[9]	1.30	[14]

Ratios of net investment income (loss) to average net assets[1] (%)	0.84	[9]	4.00	[9]	1.95

Portfolio turnover (%)	23	[7]	3	[7]	14

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Class C Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.38		$14.39

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.12		0.20		0.31

Net realized and unrealized gain (loss) on investments	1.01		0.82		0.42

Total from investment operations	1.13		1.02		0.73

Less distributions

From net investment income	(0.10)		(0.40)		(0.25)

From net realized gain	—	[11]	(0.27)		(0.32)

From capital paid-in	—		(0.34)		—

Total distributions	(0.10)		(1.01)		(0.57)

Net asset value, end of period	$14.38		$14.39		$14.55

Total return[3] (%)	8.55	[6,7]	7.03	[7]	5.10	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$79		$128		$268

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	1.41	[8,9]	1.25	[9]	1.22	[8]

Ratios of net expenses to average net assets[4] (%)	1.29	[9]	1.25	[9]	1.21	[14]

Ratios of net investment income (loss) to average net assets[1] (%)	0.97	[9]	4.10	[9]	2.09

Portfolio turnover (%)	23	[7]	3	[7]	14

Lifestyle Moderate Class A Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.94		$13.64		$13.53

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.25		0.27		0.50

Net realized and unrealized gain (loss) on investments	0.66		0.52		0.14

Total from investment operations	0.91		0.79		0.64

Less distributions

From net investment income	(0.21)		(0.36)		(0.41)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.33)		—

Total distributions	(0.21)		(0.90)		(0.60)

Net asset value, end of period	$13.64		$13.53		$13.57

Total Return[3] (%)	7.10	[6,7]	5.77	[6,7]	4.78	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$25		$37		$76

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.83	[8,9]	0.57	[8,9]	0.53	[8]

Ratio of net expenses to average net assets[4] (%)	0.57	[9]	0.56	[9]	0.53	[14]

Ratio of net investment income (loss) to average net assets[1] (%)	2.21	[9]	5.86	[9]	3.57

Portfolio turnover (%)	24	[7]	1	[7]	13

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Class B Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.94		$13.62		$13.52

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.15		0.23		0.38

Net realized and unrealized gain (loss) on investments	0.68		0.52		0.15

Total from investment operations	0.83		0.75		0.53

Less distributions

From net investment income	(0.15)		(0.33)		(0.30)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.31)		—

Total distributions	(0.15)		(0.85)		(0.49)

Net asset value, end of period	$13.62		$13.52		$13.56	[6]

Total Return[3] (%)	6.42	[6,7]	5.49	[6,7]	3.97	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5		$7		$15

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	2.43	[8,9]	1.66	[8,9]	1.43	[8]

Ratio of net expenses to average net assets[4] (%)	1.34	[9]	1.35	[9]	1.35	[14]

Ratio of net investment income (loss) to average net assets[1] (%)	1.28	[9]	4.87	[9]	2.73

Portfolio turnover (%)	24	[7]	1	[7]	13

Class C Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.94		$13.63		$13.53

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.17		0.24		0.41

Net realized and unrealized gain (loss) on investments	0.67		0.51		0.13

Total from investment operations	0.84		0.75		0.54

Less distributions

From net investment income	(0.15)		(0.33)		(0.31)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.31)		—

Total distributions	(0.15)		(0.85)		(0.50)

Net asset value, end of period	$13.63		$13.53		$13.57

Total Return[3] (%)	6.49	[6,7]	5.49	[6,7]	4.05	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$18		$29		$69

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	1.67	[8,9]	1.32	[8,9]	1.24	[8]

Ratio of net expenses to average net assets[4] (%)	1.29	[9]	1.28	[9]	1.24	[14]

Ratio of net investment income (loss) to average net assets[1] (%)	1.51	[9]	5.13	[9]	2.94

Portfolio turnover (%)	24	[7]	1	[7]	13

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Lifestyle Conservative Class A Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.16		$13.63		$13.29

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.31		0.33		0.59

Net realized and unrealized gain (loss) on investments	0.41		0.23		0.05

Total from investment operations	0.72		0.56		0.64

Less distributions

From net investment income	(0.25)		(0.38)		(0.49)

From net realized gain	—		(0.16)		(0.12)

From capital paid-in	—		(0.36)		—

Total distributions	(0.25)		(0.90)		(0.61)

Net asset value, end of period	$13.63		$13.29		$13.32

Total Return[3] (%)	5.53	[6,7]	4.11	[6,7]	4.89	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$12		$20		$44

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	1.02	[8,9]	0.64	[8,9]	0.55	[8]

Ratio of net expenses to average net assets[4] (%)	0.57	[9]	0.56	[9]	0.54	[14]

Ratio of net investment income (loss) to average net assets[1] (%)	2.75	[9]	7.20	[9]	4.38

Portfolio turnover (%)	20	[7]	2	[7]	13

Class B Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.16		$13.63		$13.29

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.24		0.29		0.50

Net realized and unrealized gain (loss) on investments	0.41		0.22		0.04

Total from investment operations	0.65		0.51		0.54

Less distributions

From net investment income	(0.18)		(0.35)		(0.39)

From net realized gain	—		(0.16)		(0.12)

From capital paid-in	—		(0.34)		—

Total distributions	(0.18)		(0.85)		(0.51)

Net asset value, end of period	$13.63		$13.29		$13.32

Total Return[3] (%)	4.99	[6,7]	3.75	[6,7]	4.11	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3		$4		$10

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	3.12	[8,9]	1.88	[8,9]	1.54	[8]

Ratio of net expenses to average net assets[4] (%)	1.33	[9]	1.33	[9]	1.32	[14]

Ratio of net investment income (loss) to average net assets[1] (%)	2.08	[9]	6.20	[9]	3.71

Portfolio turnover (%)	20	[7]	2	[7]	13

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Class C Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.16		$13.62		$13.28

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.29		0.30		0.52

Net realized and unrealized gain (loss) on investments	0.35		0.21		0.04

Total from investment operations	0.64		0.51		0.56

Less distributions

From net investment income	(0.18)		(0.35)		(0.40)

From net realized gain	—		(0.16)		(0.12)

From capital paid-in	—		(0.34)		—

Total distributions	(0.18)		(0.85)		(0.52)

Net asset value, end of period	$13.62		$13.28		$13.32

Total Return[3] (%)	4.91	[6,7]	3.76	[6,7]	4.22	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$8		$14		$44

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	2.05	[8,9]	1.41	[8,9]	1.28	[8]

Ratio of net expenses to average net assets[4] (%)	1.31	[9]	1.29	[9]	1.28	[14]

Ratio of net investment income (loss) to average net assets[1] (%)	2.54	[9]	6.55	[9]	3.88

Portfolio turnover (%)	20	[7]	2	[7]	13

1	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5	Effective January 18, 2007, the fiscal year-end changed from August 31 to December 31.

6	Total returns would have been lower had certain expenses not been reduced during the periods shown.

7	Not annualized.

8	Does not take into consideration expense reductions during the periods shown.

9	Annualized.

10	Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on October 18, 2005; Class R, Class R1 and Class R2 began operations on 9-18-06; and Class 1 shares began operation on October 15, 2005.

11	Less than $0.01 per share.

12	Less than $500,000.

13	Class 5 shares began operation of July 3, 2006.

14	Ratios do not include expenses indirectly incurred from underlying portfolios whose expense ratios can vary between 0.79% and 0.91% based on the mix of underlying portfolios held by the portfolio.

15	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

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Underlying fund information

The funds invest primarily in underlying funds. Therefore, each fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable fund’s prospectus and statement of additional information. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of March 31, 2008, the funds allocated assets to the underlying funds stated below.

Lifestyle Aggressive Portfolio

Underlying fund:	Subadviser:

All Cap Core Fund	Deutsche Investment Management Americas Inc.
All Cap Value Fund	Lord, Abbett & Co. LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Growth Fund	MFC Global Investment Management (U.S.), LLC
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Fundamental Value Fund	Davis Selected Advisers, LP
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Intersection Fund	Wellington Management Company, LLP
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Small Cap Fund	Independence Investments LLC
Small Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Small Cap Intrinsic Value Fund	MFC Global Investment Management (U.S.), LLC
Small Company Fund	American Century Investment Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Vista Fund	American Century Investment Management, Inc.

Lifestyle Growth Portfolio

Underlying fund:	Subadviser:

All Cap Core Fund	Deutsche Investment Management Americas Inc.
All Cap Growth Fund	AIM Capital Management, Inc.
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Intersection Fund	Wellington Management Company, LLP

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Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Cap Fund	Independence Investments LLC
Small Cap Intrinsic Value Fund	MFC Global Investment Management (U.S.), LLC
Small Cap Opportunities Fund	Munder Capital Management
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Vista Fund	American Century Investment Management, Inc.

Lifestyle Balanced Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
All Cap Core Fund	Deutsche Investment Management Americas Inc.
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Bond Fund	Wells Capital Management, Incorporated
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Stock Fund	Wellington Management Company, LLP
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.

Lifestyle Moderate Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Core Bond Fund	Wells Capital Management, Incorporated
Core Equity Fund	Legg Mason Capital Management, Inc.
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP

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Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Value Fund	Templeton Investment Counsel, Inc.
Investment Quality Bond Fund	Wellington Management Company, LLP
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Company Fund	American Century Investment Management, Inc.
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.

Lifestyle Conservative Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Core Bond Fund	Wells Capital Management, Incorporated
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Value Fund	Templeton Investment Counsel, Inc.
Investment Quality Bond Fund	Wellington Management Company, LLP
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. Government Securities Fund	Western Asset Management Company
Value & Restructuring Fund	UST Advisers, Inc.

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 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see “Sales charge reductions and waivers”).

The retirement plan types listed below not currently invested in Class A, Class B and Class C shares of John Hancock funds are not eligible to purchase Class A, Class B and Class C shares. Such plans may invest only in Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares, which are described in a separate prospectus. Such retirement plans (Retirement Plans) are: pension, profit-sharing and other plans qualified under Section 401(a) or described in Sections 403(b) or 457 of the Internal Revenue Code of 1986, as amended (the Code), and non-qualified deferred compensation plans. Retirement Plans do not include IRA accounts, retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) accounts and other individual retirement accounts, and certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionsSM programs.

12b-1 fees

Rule 12b-1 fees will be paid to the distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Security Dealers, Inc.).

Because Rule 12b-1 fees are paid out of fund assets on an ongoing basis, over time these fees will increase the cost of the investment and may cost shareholders more than paying other types of sales charges.

Other classes of shares of the funds, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the funds are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus.

You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction-processing services or effecting fund transactions for the funds. If your intermediary provides these services, the adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the funds.

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28

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Code, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or John Hancock custodial IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund) under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third party administrator for the plan a one time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the NAV per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares or Class I shares of any John Hancock fund. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock fund held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial representative other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the funds’ Web site at www.jhfunds.com. You may also consult your broker or financial adviser, or refer to the section entitled “Initial sales charge on Class A shares” in the SAI. You may request an SAI from your broker or financial adviser, access the funds’ Web site at www.jhfunds.com, or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred sales charges on investments of $1 million or more

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M	0.50%

Next $1 or more	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.

Class B and C

Shares are offered at their NAV per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends.

The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSC are as follows:

Class B deferred charges

CDSC on shares
Years after purchase	being sold

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

CDSC on shares
Years after purchase	being sold

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

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Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges listed above. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement account investors is a 48-month Letter of Intention, described in the SAI.

•	Combination Privilege — lets you combine classes of shares of all John Hancock funds for purposes of calculating the Class A sales charge.

To utilize any reduction, you must complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group investment program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled “Opening an account”), and individual investors may close their accounts at any time.

To utilize this program, you must contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs

•	redemptions pursuant to a fund’s right to liquidate an account less than $1,000

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock retail fund, you may reinvest some or all of the proceeds back into the same share class of the same fund and account from which it was removed, within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege, you must contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a Roth IRA

•	individuals recharacterizing assets from an IRA, Roth IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the Distributor (one-year CDSC may apply)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc. or PruSolutionssm programs

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies) and that are currently invested in Class A shares of John Hancock funds

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Code, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver, you must contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see “Transaction policies” for additional details)

•	dividend reinvestments (see “Dividends and account policies” for additional details)

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Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the Class A, B and C shares of the fund are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Program (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and Social Security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and Social Security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. See the Mutual Fund Account Application for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• Deliver the check and your completed application to your financial representative or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to “John Hancock Signature Services, Inc.”

• If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the name(s), the share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.	• Log on to the Web site below to process exchanges between funds. • Call EASI-Line for automated service. • Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name(s), the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “To Purchase, Exchange or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service.

• Call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

To open or add to an account using the Monthly Automatic Accumulation Program, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, the share class, your account number, the fund’s name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service. • Call our financial representative or call Signature Services between 8:00 a.m. and 7:00 p.m., Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service.

• Call your financial representative or Signature Services to request an exchange.

To sell shares through a systematic withdrawal plan, see “Additional investor services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock; or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors)
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of the trust document, certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver, if applicable.

Executors of shareholder estates
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver, if applicable.

Administrators, conservators, guardians and other sellers or account types not listed above	• Call the Signature Services telephone number below for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

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Transaction policies

Valuation of shares

The NAV per share for each class of the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The NAV for the fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectus for the underlying funds explains the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or residential addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the residential address of record.

Exchanges

You may exchange shares of a class of the fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any additional sales charges.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. For further details, see “Additional services and programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt fund investment strategies and may increase expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s underlying funds or otherwise not be in its best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above.

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In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in fund transactions. Increased fund transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of fund shares held by other shareholders.

Account information

The funds are required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The funds does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares of a fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or residential address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

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Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 tax information statement that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason.

Additional investor services

Monthly Automatic Accumulation Program (MAAP)

MAAP lets you set up regular investments from your paycheck or bank account to the funds. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans

The Distributor offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in the SAI and the fund holdings information can be found at www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. The fund’s Form N-CSR and Form N-Q will contain the fund’s holdings as of the applicable fiscal quarter end.

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Appendix

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a fund) of John Hancock Funds II (JHF II) commenced operations in October 2005. Each of the funds is modeled after a fund of John Hancock Trust (JHT), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each fund has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each fund commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the fund, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each fund to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Appendix presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each fund and its corresponding JHT portfolio as described above, this information may help provide an indication of the fund’s risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any fund, and you should not assume that a fund will have the same future performance as the JHT portfolio. The future performance of a fund may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows. Performance information — a bar chart and a table — is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a fund. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio’s total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class A, B and C shares of the funds have front-end or deferred sales charges. The Series I shares of the corresponding JHT portfolios do not have such charges. The other expenses of the Class A, B and C shares of the funds, including their Rule 12b-1 fees, are higher than the expenses, including the Rule 12b-1 fees, of the Series I shares of the corresponding JHT portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class A, B and C shares of the funds. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those funds during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

Lifestyle Portfolios – Appendix

38

JHT Portfolio
Lifestyle Aggressive Trust

(formerly Lifestyle Aggressive 1000 Trust)
Portfolio Corresponding to: Lifestyle Aggressive

Net assets of JHT Portfolio as of March 31, 2008: $514,809,181

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 18.07% Worst quarter: Q3 ’02, –18.84%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
4.79	14.55	–5.12	–13.83	–20.71	34.91	16.06	10.64	15.46	8.55

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 3-31-08

Series I	–5.21	7.87	15.49	3.24	4.73

Standard & Poor’s 500 Index	–5.08	5.85	11.32	3.50	6.86

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 1,664 large blend funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,664, 5 stars out of 1,314 and 3 stars out of 621 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

39

JHT Portfolio
Lifestyle Growth Trust

(formerly Lifestyle Growth 820 Trust)
Corresponding to: Lifestyle Growth Portfolio

Net assets of JHT Portfolio as of March 31, 2008: $13,179,264,140

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 14.90% Worst quarter: Q3 ’02, –14.50%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
6.14	16.50	–3.18	–9.16	–15.84	29.55	14.59	8.66	13.50	7.44

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 3-31-08

Series I	–3.44	7.28	13.30	4.27	5.81

Standard & Poor’s 500 Index	–5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	–2.52	5.85	10.03	4.22	7.11

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 1,664 large blend funds as of
March 31, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,664, 4 stars out of 1,314 and 4 stars out of 621 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

40

JHT Portfolio
Lifestyle Balanced Trust

(formerly Lifestyle Balanced 640 Trust)
Corresponding to: Lifestyle Balanced Portfolio

Net assets of JHT Portfolio as of March 31, 2008: $10,094,057,956

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 11.64% Worst quarter: Q3 ’98, -10.36%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
5.67	12.36	2.34	–4.85	–9.95	23.97	13.49	6.88	12.73	6.47

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 3-31-08

Series I	–1.93	6.98	11.43	5.12	6.44

Standard & Poor’s 500 Index	–5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	0.03	5.82	8.72	4.83	7.09

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers U.S. Aggregate Index  — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 905 moderate allocation funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 905, 4 stars out of 712 and 3 stars out of 416 moderate allocation funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

41

JHT Portfolio
Lifestyle Moderate Trust

(formerly Lifestyle Moderate 460 Trust)
Corresponding to: Lifestyle Moderate Portfolio

Net assets of JHT Portfolio as of March 31, 2008: $2,453,223,600

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 8.71% Worst quarter: Q3 ’02, –5.57%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
9.75	7.84	3.92	–1.09	–4.07	17.83	11.04	4.15	10.42	5.29

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 3-31-08

Series I	–0.38	5.80	8.86	5.31	6.48

Standard & Poor’s 500 Index	–5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	2.59	5.75	7.37	5.34	6.96

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 905 moderate allocation funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 905, 3 stars out of 712 and 4 stars out of 416 moderate allocation funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

42

JHT Portfolio
Lifestyle Conservative Trust

(formerly Lifestyle Conservative 280 Trust)
Portfolio Corresponding to: Lifestyle Conservative

Net assets of JHT Portfolio as of March 31, 2008: $1,257,031,038

JHT Series I calendar year total returns

Best quarter: Q4 ’02, 6.12% Worst quarter: Q2 ’04, -2.08%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
10.20	4.18	7.54	3.28	1.80	11.47	8.59	2.88	8.44	5.38

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 3-31-08

Series I	2.58	5.67	6.97	5.82	6.62

Standard & Poor’s 500 Index	–5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	5.13	5.63	5.99	5.74	6.72

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index— an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large-cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index— consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 407 conservative allocation funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 407, 3 stars out of 265 and 4 stars out of 126 conservative allocation funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class A, B and C shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class A, B and C shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class A, B and C shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

43

For more information

Two documents are available with further information on the funds:

Annual/Semiannual Report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the funds, and includes a summary of the funds’ policy regarding disclosure of portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online:  www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online:  www.sec.gov

By e-mail (duplicating fee required):  publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090.

© 2008 John Hancock Funds, LLC    LS0PN 5/08    SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock MUTUAL FUNDS

John Hancock
Lifestyle Portfolios

CLASS 1 SHARES

Lifestyle Aggressive Portfolio

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

Lifestyle Moderate Portfolio

Lifestyle Conservative Portfolio

Prospectus
5-1-08

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

John Hancock Asset Allocation Portfolios

Fund summaries

A concise look at each fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Lifestyle Aggressive Portfolio

5	Lifestyle Growth Portfolio

7	Lifestyle Balanced Portfolio

9	Lifestyle Moderate Portfolio

11	Lifestyle Conservative Portfolio

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

13	Other permitted investments

13	Risks of investing in the fund of funds

14	Risks of investing in the Underlying funds

15	Who’s who

17	Financial highlights

20	Underlying fund information

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about each fund’s business policies and any distributions it may pay.

23	Who can buy shares

23	Class cost structure

24	Transaction policies

25	Dividends and account policies

26	Additional investor services

For more information See back cover

Lifestyle Portfolios Overview

There are five funds: Aggressive, Growth, Balanced, Moderate and Conservative. Each fund is a “fund of funds” that invests in a number of underlying funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the funds offer five distinct, comprehensive investment programs designed for differing investment orientations. Each fund has a target percentage allocation between two kinds of underlying funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

Target allocation among underlying funds (%)

		Equity	Fixed-income
Portfolio	Investment Objective	funds	funds

Lifestyle Aggressive	Long-term growth of capital. Current income is not a consideration.	100	—

Lifestyle Growth	Long-term growth of capital. Current income is also a consideration.	80	20

Lifestyle Balanced	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	60	40

Lifestyle Moderate	A balance between a high level of current income and growth of capital, with a greater emphasis on income.	40	60

Lifestyle Conservative	A high level of current income, with some consideration given to growth of capital.	20	80

The funds offer a number of share classes, which have different expense and distribution or shareholder services arrangements. Each fund, however, invests only in Class NAV shares of affiliated underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. The funds may also invest in similar Class NAV shares and in classes of shares of nonaffiliated funds that could have sales charges and be subject to distribution and/or Rule 12b-1 fees.

Each fund is monitored daily. To maintain target allocations in the underlying funds, daily cash flow for each fund will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each fund’s investment allocation to maintain its target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds held by a fund. Such adjustments may be made to increase or decrease a fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust fund quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each fund will reflect both its subadviser’s allocation decisions with respect to the underlying funds and the investment decisions made by the underlying fund’s subadvisers.

 Fund summary

John Hancock
Lifestyle Aggressive Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker 1 / JILAX

Goal and strategy

The fund seeks long-term growth of capital. Current income is not a consideration.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds, which invest primarily in fixed-income securities are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund may invest focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the funds, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Aggressive Portfolio – Fund summary

3

Past performance

Calendar year total returns – Class 1 (%)

Best quarter: Q4 ’06, 8.28 Worst quarter: Q4 ’07, −2.60

2006	2007
15.50	8.54

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-14-05

Class 1 before tax	8.54	13.96

After tax on distributions	7.01	12.27

After tax on distributions, with sale	5.79	11.04

Standard & Poor’s 500 Index	5.49	12.21

MSCI EAFE Gross Total Return Index	11.62	18.82	[1]

Calendar year total returns

These do not include sales charges. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Gross Total Return Index is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class 1

Management fee[2]	0.04

Distribution and service (12b-1) fees	0.05

Other expenses	0.02

Acquired fund fees and expenses	0.93

Total fund operating expenses[3]	1.04

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	106

3 Years	331

5 Years	574

10 Years	1,271

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired fund Fees and expenses.

Lifestyle Aggressive Portfolio – Fund summary

4

 Fund summary

John Hancock
Lifestyle Growth Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     1 / JILGX

Goal and strategy

The fund seeks long-term growth of capital. Current income is also a consideration.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities and approximately 20% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity underlying funds and 20% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Growth Portfolio – Fund summary

5

Past performance

Calendar year total returns – Class 1 (%)

Best quarter: Q4 ’06, 6.87 Worst quarter: Q2 ’06, -2.11

2006	2007
13.54	7.44

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-14-05

Class 1 before tax	7.44	12.00

After tax on distributions	5.79	10.23

After tax on distributions, with sale	4.99	9.30

80% Standard & Poor’s 500 Index/20% Lehman Brothers U.S. Aggregate Index	5.88	9.34	[1]

Calendar year total returns

These do not include sales charges, and would have been lower if they did. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

These include sales charges. Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class 1

Management fee[2]	0.04

Distribution and service (12b-1) fees	0.05

Other expenses	0.02

Acquired fund fees and expenses	0.88

Total fund operating expenses[3]	0.99

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	101

3 Years	315

5 Years	547

10 Years	1,213

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

Lifestyle Growth Portfolio – Fund summary

6

 Fund summary

John Hancock
Lifestyle Balanced Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker 1 / JILBX

Goal and strategy

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% in underlying funds that invest primarily in fixed income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity underlying funds and 40% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Balanced Portfolio – Fund summary

7

Past performance

Calendar year total returns – Class 1 (%)

Best quarter: Q4 ’06, 6.07 Worst quarter: Q2 ’06, -1.53

2006	2007
12.71	6.30

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07

Class 1 before tax	6.30	10.60

After tax on distributions	4.57	8.72

After tax on distributions, with sale	4.18	8.01

60% Standard & Poor’s 500 Index/ 40% Lehman Brothers U.S. Aggregate Index	6.22	8.36	[1]

Calendar year total returns

These do not include sales charges. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results.

Average annual total returns

These include sales charges. Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class 1

Management fee[2]	0.04

Distribution and service (12b-1) fees	0.05

Other expense	0.02

Acquired fund fees and expenses	0.86

Total fund operating expenses[3]	0.97

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	99

3 Years	309

5 Years	536

10 Years	1,190

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

Lifestyle Balanced Portfolio – Fund summary

8

 Fund summary

John Hancock
Lifestyle Moderate Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker 1 / JILMX

Goal and strategy

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities and approximately 60% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Moderate Portfolio – Fund summary

9

Past performance

Calendar year total returns – Class 1 (%)

Best quarter Q4 ’06, 4.75 Worst quarter: Q2 ’06, −1.03

2006	2007
10.32	5.25

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-14-05

Class 1 before tax	5.25	8.50

After tax on distributions	3.57	6.69

After tax on distributions, with sale	3.47	6.22

40% Standard & Poor’s 500 Index/60% Lehman Brothers U.S. Aggregate Index	4.74	4.94	[1]

Calendar year total returns

These do not include sales charges. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results.

Average annual total returns

These include sales charges. Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class 1

Management fee[2]	0.04

Distribution and service (12b-1) fees	0.05

Other expenses	0.02

Acquired fund fees and expenses	0.83

Total fund operating expenses[3]	0.94

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	96

3 Years	300

5 Years	520

10 Years	1,155

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

Lifestyle Moderate Portfolio – Fund summary

10

 Fund summary

John Hancock
Lifestyle Conservative Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker 1 / JILCX

Goal and strategy

The fund seeks a high level of current income, with some consideration given to growth of capital.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities and approximately 80% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 30%/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Conservative Portfolio – Fund summary

11

Past performance

Calendar year total returns – Class 1 (%)

Best quarter: Q3 ’06, 3.78 Worst quarter: Q2 ’06, 0.37

2006	2007
8.28	5.38

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-14-05

Class 1 before tax	5.38	7.08

After tax on distributions	3.58	5.23

After tax on distributions, with sale	3.50	4.97

20% Standard & Poor’s 500 Index/80% Lehman Brothers U.S. Aggregate Index	6.77	6.32	[1]

Calendar year total returns

These do not include sales charges. These represent how a fund’s returns vary from year to year can and give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results.

Average annual total returns

These include sales charges. Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class 1

Management fee[2]	0.04

Distribution and service (12b-1) fees	0.05

Other expenses	0.02

Acquired fund fees and expenses	0.80

Total fund operating expenses[3]	0.91

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 1

1 Year	93

3 Years	290

5 Years	504

10 Years	1,120

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

Lifestyle Conservative Portfolio – Fund summary

12

 Fund details

Other permitted investments

The Fund may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the Adviser to the Fund, including ETFs.

•	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.

•	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The Fund may use various investment strategies such as hedging and other related transactions. For example, the Fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the Fund. In addition, these strategies may be used to gain exposure to a particular securities market. The fund may also purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Risk of hedging and other strategic transactions” in the Statement of Additional Information (SAI).

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the Fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund’s Chief Compliance Officer. See “Additional information concerning taxes” in the SAI.

Asset allocation management

Subject to the limitations described above, the fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust fund quality or the duration of fixed-income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

•	protecting the fund in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment goal will be limited.

Risks of investing in the fund
of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the funds’ SAI.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving a fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the funds or the underlying funds will achieve their investment objectives.

A fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks.

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Investment company securities risk

The funds bear their own expenses and indirectly bear their proportionate share of expenses of the underlying funds in which they invest.

Risks of investing in the underlying funds

By owning shares of underlying funds, each of the funds indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium-size companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that a fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could declines if the financial condition of the companies the funds are invested in declines or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed-income securities risk

Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on subadviser’s own credit analysis. While the subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of

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the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign fund transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the funds’ investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the funds’ business activities and retain the services of the various firms that carry out the funds’ operations. The Board of Trustees has the power to change the respective investment goal of each of the funds without shareholder approval.

Investment adviser

Manages the funds’ business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of December 31, 2007, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the funds’ portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadviser, and (iii) reports periodically on such performance to the Board of Trustees.

The funds rely on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of

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serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fees

Each fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets not invested in investments other than a fund of JHF II or JHF III (other assets).

The fee on assets is invested in a fund of JHF II or JHF III stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five, corresponding Lifestyle Trusts of John Hancock Trust (JHT) (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds) determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of JHF II or JHF III

	First	Excess over
	$7.5 billion	$7.5 billion

Each Lifestyle fund	0.050%	0.040%

The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of JHT (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds), determined in accordance with the following schedule.

Advisory fee on other assets

	First	Excess over
	$7.5 billion	$7.5 billion

Each Lifestyle fund	0.500%	0.490%

During their most recent full fiscal year, the funds paid the following management fees as a percentage of net assets to the investment adviser, which were based on a prior management fee structure. The prior management fee rate was 0.050% of the first $7.5 billion and 0.040% of the excess over $7.5 billion as a percentage of aggregate assets.

Lifestyle Aggressive Portfolio: 0.041% Lifestyle Growth Portfolio: 0.041% Lifestyle Balanced Portfolio: 0.041% Lifestyle Moderate Portfolio: 0.041% Lifestyle Conservative Portfolio: 0.041%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the funds’ December 31, 2007 annual report and June 30, 2007 semiannual report.

Subadviser

Handles the funds’ day-to-day fund management.

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

•	provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation

•	as of December 31, 2007, it and its affiliates had total assets under management of approximately $217 billion

•	supervised by the adviser, John Hancock Investment Management Services, LLC

Subadviser consultant

Deutsche Investment Management Americas, Inc.
345 Park Avenue
New York, NY 10154

•	provides subadvisory consulting services to the subadviser in its management of the funds

•	provides investment advisory services to retail and institutional clients

•	is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group

Portfolio Managers

Below are brief biographical profiles of the fund’s investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individual, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.

Steve Orlich

•	portfolio manager since inception

•	joined MFC Global Investment Management (U.S.A.) Limited in 1998

•	Vice president and senior portfolio manager, Asset Allocation

Scott Warlow

•	portfolio manager since 2007

•	joined MFC Global Investment Management (U.S.A.) Limited in 2002

•	Assistant vice president and portfolio manager, Asset Allocation Portfolios

Custodian

Holds the funds’ assets, settles all portfolio trades and collects most of the valuation data required for calculating the funds’ net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the funds and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund since inception. The total returns presented in the table represent the rate an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions).

The financial statements of the funds as of December 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the funds’ financial statements, in the funds’ annual reports, which have been incorporated by reference into the SAI and are available upon request.

Lifestyle Aggressive Class 1 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.60		$14.07		$14.68

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.06		0.10		0.15

Net realized and unrealized gain (loss) on investments	1.48		1.25		1.09

Total from investment operations	1.54		1.35		1.24

Less distributions

From net investment income	(0.07)		(0.45)		(0.20)

From net realized gain	—		(0.29)		(0.54)

From capital paid-in	—		—		—

Total distributions	(0.07)		(0.74)		(0.74)

Net asset value, end of period	$14.07		$14.68		$15.18

Total Return[3] (%)	12.27	[7]	9.59	[7]	8.54

Ratios and supplemental data

Net assets, end of period (in millions)	$2,422		$2,782		$3,416

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.11	[9]	0.11	[9]	0.11

Ratio of net expenses to average net assets[4] (%)	0.11	[9]	0.11	[9]	0.11 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	0.48	[9]	2.09	[9]	0.94

Portfolio turnover (%)	23	[7]	5	[7]	21

Lifestyle Growth Class 1 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.31		$14.63		$14.67

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.15		0.17		0.30

Net realized and unrealized gain (loss) on investments	1.25		1.03		0.77

Total from investment operations	1.40		1.20		1.07

Less distributions

From net investment income	(0.08)		(0.48)		(0.29)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		(0.32)		—

Total distributions	(0.08)		(1.16)		(0.74)

Net asset value, end of period	$14.63		$14.67		$15.00	[7]

Total return[3] (%)	10.58	[7]	8.18	[7]	7.44	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$7,081		$8,059		$9,574

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.11	[9]	0.11	[9]	0.11

Ratio of net expenses to average net assets[4] (%)	0.11	[9]	0.11	[9]	0.11	[14]

Ratio of net investment income (loss) to average net assets[1] (%)	1.17	[9]	3.34	[9]	1.94

Portfolio turnover (%)	26	[7]	4	[7]	18

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Financial highlights, continued

Lifestyle Balanced Class 1 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.31		$14.34		$14.31

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.22		0.24		0.42

Net realized and unrealized gain (loss) on investments	1.03		0.82		0.47

Total from investment operations	1.25		1.06		0.89

Less distributions

From net investment income	(0.22)		(0.45)		(0.41)

From net realized gain	—	[11]	(0.27)		(0.32)

From capital paid-in	—		(0.37)		—

Total distributions	(0.22)		(1.09)		(0.73)

Net asset value, end of period	$14.34		$14.31		$14.47

Total Return[3] (%)	9.47	[7]	7.40	[7]	6.30

Ratios and supplemental data

Net assets, end of period (in millions)	$6,736		$7,609		$8,928

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.11	[9]	0.11	[9]	0.11

Ratio of net expenses to average net assets[4] (%)	0.11	[9]	0.11	[9]	0.11 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	1.81	[9]	4.84	[9]	2.84

Portfolio turnover (%)	23	[7]	3	[7]	14

Lifestyle Moderate Class 1 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.93		$13.63		$13.50

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.26		0.27		0.49

Net realized and unrealized gain (loss) on investments	0.70		0.54		0.21

Total from investment operations	0.96		0.81		0.70

Less distributions

From net investment income	(0.26)		(0.38)		(0.47)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.35)		—

Total distributions	(0.26)		(0.94)		(0.66)

Net asset value, end of period	$13.63		$13.50		$13.54

Total Return[3] (%)	7.47	[7]	5.90	[7]	5.25

Ratios and supplemental data

Net assets, end of period (in millions)	$1,820		$2,008		$2,339

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.11	[9]	0.11	[9]	0.11

Ratio of net expenses to average net assets[4] (%)	0.11	[9]	0.11	[9]	0.11 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	2.23	[9]	5.80	[9]	3.53

Portfolio turnover (%)	24	[7]	1	[7]	13

Lifestyle Portfolios – Fund details

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Financial highlights, continued

Lifestyle Conservative Class 1 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.15		$13.64		$13.27

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.30		0.32		0.57

Net realized and unrealized gain (loss) on investments	0.48		0.25		0.14

Total from investment operations	0.78		0.57		0.71

Less distributions

From net investment income	(0.29)		(0.40)		(0.56)

From net realized gain	—		(0.16)		(0.12)

From capital paid-in	—		(0.38)		—

Total distributions	(0.29)		(0.94)		(0.68)

Net asset value, end of period	$13.64		$13.27		$13.30

Total return[3] (%)	6.01	[7]	4.16	[7]	5.38 [6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1,097		$1,184		$1,401

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.12	[9]	0.11	[9]	0.11

Ratio of net expenses to average net assets[4] (%)	0.12	[9]	0.11	[9]	0.11 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	2.54	[9]	6.96	[9]	4.24

Portfolio turnover (%)	20	[7]	2	[7]	13

1	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5	Effective January 18, 2007, the fiscal year-end changed from August 31 to December 31.

6	Total returns would have been lower had certain expenses not been reduced during the periods shown.

7	Not annualized.

8	Does not take into consideration expense reductions during the periods shown.

9	Annualized.

10	Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on October 18, 2005; Class R, Class R1 and Class R2 began operations on September 18, 2006; and Class 1 shares began operation on October 15, 2005.

11	Less than $0.01 per share.

12	Less than $500,000.

13	Class 5 shares began operation on July 3, 2006.

14	Ratios do not include expenses indirectly incurred from underlying portfolios whose expense ratios can vary between 0.79% and 0.91% based on the mix of underlying portfolios held by the portfolio.

15	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

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Underlying fund information

The funds invest primarily in underlying funds. Therefore, each fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable fund’s prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of March 31, 2008, the funds allocated assets to the underlying funds stated below.

Lifestyle Aggressive Portfolio

Underlying fund:	Subadviser:

All Cap Core Fund	Deutsche Investment Management Americas Inc.
All Cap Value Fund	Lord, Abbett & Co. LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Growth Fund	MFC Global Investment Management (U.S.), LLC
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Fundamental Value Fund	Davis Selected Advisers, LP
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Intersection Fund	Wellington Management Company, LLP
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Small Cap Fund	Independence Investments LLC
Small Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Small Cap Intrinsic Value Fund	MFC Global Investment Management (U.S.), LLC
Small Company Fund	American Century Investment Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Vista Fund	American Century Investment Management, Inc.

Lifestyle Growth Portfolio

Underlying fund:	Subadviser:

All Cap Core Fund	Deutsche Investment Management Americas Inc.
All Cap Growth Fund	AIM Capital Management, Inc.
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Intersection Fund	Wellington Management Company, LLP
Mid Cap Stock Fund	Wellington Management Company, LLP

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Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Cap Fund	Independence Investments LLC
Small Cap Intrinsic Value Fund	MFC Global Investment Management (U.S.), LLC
Small Cap Opportunities Fund	Munder Capital Management
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Vista Fund	American Century Investment Management, Inc.

Lifestyle Balanced Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
All Cap Core Fund	Deutsche Investment Management Americas Inc.
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Bond Fund	Wells Capital Management, Incorporated
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Stock Fund	Wellington Management Company, LLP
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.

Lifestyle Moderate Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Core Bond Fund	Wells Capital Management, Incorporated
Core Equity Fund	Legg Mason Capital Management, Inc.
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC

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Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Value Fund	Templeton Investment Counsel, Inc.
Investment Quality Bond Fund	Wellington Management Company, LLP
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Company Fund	American Century Investment Management, Inc.
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.

Lifestyle Conservative Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Core Bond Fund	Wells Capital Management, Incorporated
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Value Fund	Templeton Investment Counsel, Inc.
Investment Quality Bond Fund	Wellington Management Company, LLP
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. Government Securities Fund	Western Asset Management Company
Value & Restructuring Fund	UST Advisers, Inc.

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 Your account

Who can buy shares

Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (John Hancock Insurance Companies) that fund exempt group annuity contracts issued by these insurance companies to qualified retirement plans.

Class cost structure

The Class 1 shares of the fund are sold without any front-end or deferred sales charges. Class 1 has a Rule 12b-1 plan that allows it to pay fees for the sale and distribution of its shares and for shareholder and administrative services.

•	Distribution and service (12b-1) fees of 0.05%.

•	The performance and expenses information included in this prospectus does not reflect fees and expenses of any group annuity contract that may use the fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of “service fees” that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.)

Because 12b-1 fees are paid out of the fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and Rule 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the Fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus.

You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the funds, such as providing omnibus account services, transaction processing services or effecting fund transactions for the fund. If your intermediary provides these services, the adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the funds.

Broker compensation and revenue
sharing arrangements

The John Hancock Insurance Companies and certain of their separate accounts that are exempt from SEC registration may use Class 1 shares of the fund as an underlying investment medium for exempt group annuity contracts (Group Contracts) issued to certain qualified retirement plans (the Plans). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators (TPAs) for the services they provide in connection with the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHF II understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. The Trust also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the adviser’s profit on the advisory fee.

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Transaction policies

Valuation of shares

The NAV per share for each class of the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The NAV for each fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectuses for the underlying funds explain the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and
exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s underlying funds or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that a fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAVs at the conclusion of the delay period. A fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above.

In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries, such as financial advisers, brokers, retirement plan administrators or fee-based

Lifestyle Portfolios – Your account

24

program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that a fund or its agent is unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the fund and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in fund transactions. Increased fund transactions and use of the line of credit would correspondingly increase a fund’s operating costs and decrease a fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid capitalization stocks or securities in particular industries that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply name, address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The funds do not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

Each fund will provide account statements and other account information to shareholders as provided in participation agreements with the insurance companies and in John Hancock Retirement Select agreements with qualified retirement plans.

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of a fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

Lifestyle Portfolios – Your account

25

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Additional Investor services

Disclosure of portfolio holdings

The fund’s policy regarding disclosure of fund holdings can be found in the SAI and fund holdings information can be found at www.jhfunds.com.

The holdings of each fund will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. Each fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.

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26

For more information

Two documents are available with further information on the funds:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds and includes a summary of the funds’ policy regarding disclosure of portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Funds II 601 Congress Street Boston, MA 02210

By phone: 1-800-334-1029

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC. For access to the Reference Room call 1-202-551-8090.

©2008 John Hancock Funds, LLC    LSPPN 5/08    SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
MUTUAL FUNDS

John Hancock Lifestyle Portfolios

PROSPECTUS 5–1–08

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

John Hancock Asset Allocation Portfolios

Fund summaries

A concise look at each fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Lifestyle Aggressive Portfolio

5	Lifestyle Growth Portfolio

7	Lifestyle Balanced Portfolio

9	Lifestyle Moderate Portfolio

11	Lifestyle Conservative Portfolio

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

13	Other permitted investments

13	Risks of investing in the fund of funds

14	Risks of investing in the underlying funds

15	Who’s who

17	Financial highlights

32	Underlying fund information

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about each fund’s business policies and any distributions it may pay.

35	Who can buy shares

35	Class cost structure

36	Opening an account

36	Information for plan participants

36	Transaction policies

38	Dividends and account policies

38	Additional investor services

39	Appendix

For more information See back cover

Lifestyle Portfolios Overview

There are five funds: Aggressive, Growth, Balanced, Moderate and Conservative. Each fund is a “fund of funds” that invests in a number of underlying funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the funds offer five distinct, comprehensive investment programs designed for differing investment orientations. Each fund has a target percentage allocation between two kinds of underlying funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

Target allocation among underlying funds (%)

		Equity	Fixed-income
Portfolio	Investment Objective	funds	funds

Lifestyle Aggressive	Long-term growth of capital. Current income is not a consideration.	100	—

Lifestyle Growth	Long-term growth of capital. Current income is also a consideration.	80	20

Lifestyle Balanced	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	60	40

Lifestyle Moderate	A balance between a high level of current income and growth of capital, with a greater emphasis on income.	40	60

Lifestyle Conservative	A high level of current income, with some consideration given to growth of capital.	20	80

The funds offer a number of share classes, which have different expense and distribution or shareholder services arrangements. Each fund, however, invests only in Class NAV shares of affiliated underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. The funds may also invest in similar Class NAV shares and in classes of shares of nonaffiliated funds that could have sales charges and be subject to distribution and/or Rule 12b-1 fees.

Each fund is monitored daily. To maintain target allocations in the underlying funds, daily cash flows for each fund will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each fund’s investment allocation to maintain its target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds held by a fund. Such adjustments may be made to increase or decrease a fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust fund quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each fund will reflect both its subadviser’s allocation decisions with respect to the underlying funds and the investment decisions made by the underlying fund’s subadvisers.

 Fund summary

John Hancock
Lifestyle Aggressive Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     R / JNLAX     R1 / JPLAX     R2 / JQLAX     R3 / JRLAX     R4 / JSLAX     R5 / JTLAX

Goal and strategy

The fund seeks long-term growth of capital. Current income is not a consideration.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 100% of its assets in underlying funds that invest primarily in equity securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities, and underlying funds that invest primarily in fixed-income securities, are permitted up to 10%. Thus, based on its target percentage allocation of approximately 100% of assets in equity underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund may invest focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Aggressive Portfolio – Fund summary

3

Past performance

Calendar year total returns – Class R3 (%)

Best quarter: Q4 ’06, 8.13 Worst quarter: Q4 ’07, –2.78

2006	2007
14.92	7.85

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		10-17-05		9-18-06

Class R before tax	7.48	—		13.20

After tax on distributions	6.28	—		11.00

After tax on distributions, with sale	5.10	—		10.04

Class R1 before tax	7.92	—		13.58

Class R2 before tax	8.13	—		13.85

Class R3 before tax	7.85	13.36		—

Class R4 before tax	8.13	13.61		—

Class R5 before tax	8.42	13.89		—

Standard & Poor’s 500 Index	5.49	12.11		10.65

MSCI EAFE Gross Total Return Index	11.62	21.27	[1]	18.16	[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class R3 and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown for Class R. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

MSCI EAFE Gross Total Return Index (Europe, Australia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding U.S. and Canada.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.04	0.04	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.75	0.50	0.25	0.50	0.25	None

Service fee[3]	0.13	0.01	0.06	0.10	0.05	0.03

Other expenses	2.74	2.99	2.27	0.57	0.62	1.04

Acquired fund fees and expenses	0.93	0.93	0.93	0.93	0.93	0.93

Total fund operating expenses[4]	4.59	4.47	3.55	2.14	1.89	2.04

Contractual expense reimbursement (until at least 5-1-09)[5]	–2.58	–2.82	–2.10	–0.40	–0.42	–0.88

Net fund operating expenses	2.01	1.65	1.45	1.74	1.47	1.16

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	204	168	148	177	150	118

3 Years	1,153	1,097	893	632	553	555

5 Years	2,110	2,035	1,661	1,113	982	1,017

10 Years	4,538	4,426	3,680	2,441	2,177	2,299

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	Service plan fees are paid by the fund to the adviser under an agreement pursuant to which the adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the class.

4	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

5	In the case of Class R, R1, R2, R3, R4 and R5 shares, the adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2009.

Lifestyle Aggressive Portfolio – Fund summary

4

 Fund summary

John Hancock
Lifestyle Growth Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     R / JNLGX     R1 / JPLGX     R2 / JQLGX     R3 / JRLGX     R4 / JSLGX     R5 / JTLGX

Goal and strategy

The fund seeks long-term growth of capital. Current income is also a consideration.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities and approximately 20% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities, and underlying funds that invest primarily in fixed-income securities, are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity underlying funds and 20% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund may invest focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying fund, collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Growth Portfolio – Fund summary

5

Past performance

Calendar year total returns – Class R3 (%)

Best quarter: Q4 ’06, 6.69 Worst quarter: Q2, 06, −2.17

2006	2007

12.87	6.69

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

For period ended 12-31-07		10-17-05		9-18-06

Class R before tax	6.47	—		11.12

After tax on distributions	5.16	—		8.70

After tax on distributions, with sale	4.36	—		8.14

Class R1 before tax	6.75	—		11.43

Class R2 before tax	6.91	—		11.60

Class R3 before tax	6.69	11.34		—

Class R4 before tax	6.95	11.61		—

Class R5 before tax	7.31	11.93		—

80% Standard & Poor’s 500 Index/20% Lehman Brothers U.S. Aggregate Index	5.88	10.48	[1]	9.32	[1]

Calendar year total returns

These do not include sales charges, and would have been lower if they did. They are shown only for Class R3 and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of a broad-based index is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns These are shown for Class R. They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.04	0.04	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.75	0.50	0.75	0.50	0.25	None

Service fee[3]	0.11	0.03	0.17	0.10	0.03	0.01

Other expenses	4.37	1.85	2.72	0.34	0.32	0.49

Acquired fund fees and expenses	0.88	0.88	0.88	0.88	0.88	0.88

Total fund operating expenses[4]	6.15	3.30	4.06	1.86	1.52	1.42

Contractual expense reimbursement (until at least 5-1-09)[5]	–4.21	–1.69	–2.56	–0.18	–0.11	–0.33

Net fund operating expenses	1.94	1.61	1.50	1.68	1.41	1.09

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	197	164	153	171	144	111

3 Years	1,450	858	1,001	567	470	417

5 Years	2,675	1,576	1,865	989	819	745

10 Years	5,615	3,480	4,098	2,165	1,803	1,673

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	Service plan fees are paid by the fund to the adviser under an agreement pursuant to which the adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the class.

4	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

5	In the case of Class R, R1, R2, R3, R4 and R5 shares, the adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2009.

Lifestyle Growth Portfolio – Fund summary

6

 Fund summary

John Hancock
Lifestyle Balanced Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     R / JNLBX     R1 / JPLBX     R2 / JQLBX     R3 / JRLBX     R4 / JSLBX     R5 / JTSBX

Goal and strategy

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities, and underlying funds that invest primarily in fixed-income securities, are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity underlying funds and 40% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market process tends to place greater emphasis on future earnings expectations.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the funds, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Balanced Portfolio – Fund summary

7

Past performance

Calendar year total returns – Class R3 (%)

Best quarter: Q4 ’06, 5.90 Worst quarter: Q2 ’06, −1.67

2006	2007

12.10	5.65

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

For period ended 12-31-07		10-17-05	9-18-06

Class R before tax	5.31	—	9.51

After tax on distributions	3.91	—	7.12

After tax on distributions, with sale	3.54	—	6.76

Class R1 before tax	5.58	—	9.77

Class R2 before tax	5.77	—	9.97

Class R3 before tax	5.65	10.00	—

Class R4 before tax	5.91	10.27	—

Class R5 before tax	6.18	10.55	—

60% Standard & Poor’s 500 Index/40% Lehman Brothers U.S. Aggregate Index	6.22	9.36	8.69[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class R3 and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown for Class R. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating
expenses (%)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.04	0.04	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.75	0.50	0.25	0.50	0.25	None

Service fee[3]	0.12	0.08	0.11	0.06	0.03	0.00

Other expenses	3.58	6.73	2.44	0.25	0.26	0.39

Acquired fund fees and expenses	0.86	0.86	0.86	0.86	0.86	0.86

Total fund operating expenses[4]	5.35	8.21	3.70	1.71	1.44	1.29

Contractual expense reimbursement (until at least 5-1-09)[5]	–3.42	–6.57	–2.28	–0.09	–0.07	–0.22

Net fund operating expenses	1.93	1.64	1.42	1.62	1.37	1.07

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	196	167	145	165	139	109

3 Years	1,295	1,810	921	530	449	387

5 Years	2,386	3,349	1,718	920	780	686

10 Years	5,081	6,785	3,802	2,012	1,718	1,537

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	Service plan fees are paid by the fund to the adviser under an agreement pursuant to which the adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the class.

4	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

5	In the case of Class R, R1, R2, R3, R4 and R5 shares, the adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2009.

Lifestyle Balanced Portfolio – Fund summary

8

 Fund summary

John Hancock
Lifestyle Moderate Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     R / JNLMX     R1 / JPLMX     R2 / JQLMX     R3 / JRLMX     R4 / JSLMX     R5 / JTLMX

Goal and strategy

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities and approximately 60% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Moderate Portfolio – Fund summary

9

Past performance

Calendar year total returns – Class R3 (%)

Best quarter: Q4 ’06, 4.59 Worst quarter: Q2 ’06, –1.03

2006	2007
9.74	4.61

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

For period ended 12-31-07		10-17-05	9-18-06

Class R before tax	4.28	—	7.56

After tax on distributions	2.91	—	5.36

After tax on distributions, with sale	2.84	—	5.19

Class R1 before tax	4.63	—	7.89

Class R2 before tax	4.89	—	8.13

Class R3 before tax	4.61	7.95	—

Class R4 before tax	4.87	8.15	—

Class R5 before tax	5.15	8.47	—

40% Standard & Poor’s 500 Index/60% Lehman Brothers U.S. Aggregate Index	6.52	8.22[1]	8.02[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class R3 and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown for Class R. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating
expenses (%)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.04	0.04	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.75	0.50	0.25	0.50	0.25	None

Service fees[3]	0.11	0.01	0.00	0.12	0.05	0.00

Other expenses	5.42	3.55	18.83	0.85	0.79	0.93

Acquired fund fees and expenses	0.83	0.83	0.83	0.83	0.83	0.83

Total fund operating expenses[4]	7.15	4.93	19.95	2.34	1.96	1.80

Contractual expense reimbursement (until at least 5-1-09)[5]	–5.26	–3.39	–18.67	–0.68	–0.59	–0.76

Net fund operating expenses	1.89	1.54	1.28	1.66	1.37	1.04

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	192	157	130	169	139	106

3 Years	1,635	1,177	3,673	665	558	492

5 Years	3,016	2,208	6,236	1,189	1,003	904

10 Years	6,219	4,762	9,955	2,624	2,238	2,053

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	Service plan fees are paid by the fund to the adviser under an agreement pursuant to which the adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the class.

4	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

5	In the case of Class R, R1, R2, R3, R4 and R5 shares, the adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2009.

Lifestyle Moderate Portfolio – Fund summary

10

 Fund summary

John Hancock
Lifestyle Conservative Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Class / Ticker     R / JNLCX     R1 / JPLCX     R2 / JQLCX     R3 / JRLCX     R4 / JSLCX     R5 / JTLRX

Goal and strategy

The fund seeks a high level of current income, with some
consideration given to growth of capital.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 20% of its assets in underlying funds that invest primarily in equity securities, and approximately 80% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities, and underlying funds that invest primarily in fixed-income securities, are permitted up to 10% in either direction. Thus, based on its investment allocation of approximately 20% of assets in equity underlying funds and 80% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 30%/70% or 10%/90%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives, such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 13.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Conservative Portfolio – Fund summary

11

Past performance

Calendar year total returns – Class R3 (%)

Best quarter: Q3 ’06, 3.61 Worst quarter: Q2 ’06, −0.44

2006	2007
7.70	4.81

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

For period ended 12-31-07		10-17-05	9-18-06

Class R before tax	4.49	—	6.48

Class R after tax on distributions	3.01	—	4.26

Class R after tax on distributions, with sale	2.93	—	4.24

Class R1 before tax	4.83	—	6.79

Class R2 before tax	4.93	—	6.98

Class R3 before tax	4.81	6.53	—

Class R4 before tax	4.97	6.71	—

Class R5 before tax	5.27	7.04	—

20% Standard & Poor’s 500 Index/80% Lehman Brothers U.S. Aggregate Index	6.77	7.06[1]	7.31[1]

Calendar year total returns

These do not include sales charges. They are shown only for Class R3 and would be different for other classes. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend re-investment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns These are shown for Class R. They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

Management fee[2]	0.04	0.04	0.04	0.04	0.04	0.04

Distribution and service (12b-1) fees	0.75	0.50	0.25	0.50	0.25	None

Service fee[3]	0.06	0.00	0.08	0.11	0.06	0.01

Other expenses	12.99	9.15	7.22	1.24	1.11	3.37

Acquired fund fees and expenses	0.80	0.80	0.80	0.80	0.80	0.80

Total fund operating expenses[4]	14.64	10.49	8.39	2.69	2.26	4.22

Contractual expense reimbursement (until at least 5-1-09)[5]	–12.83	–8.98	–7.06	–1.08	–0.93	–3.20

Net fund operating expenses	1.81	1.51	1.33	1.61	1.33	1.02

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class R	Class R1	Class R2	Class R3	Class R4	Class R5

1 Year	184	154	135	164	135	104

3 Years	2,921	2,207	1,817	733	617	988

5 Years	5,156	4,042	3,386	1,329	1,125	1,887

10 Years	9,110	7,816	6,866	2,943	2,523	4,195

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	Service plan fees are paid by the fund to the adviser under an agreement pursuant to which the adviser will provide, either directly or through third parties, various administrative, recordkeeping, communication and educational services for retirement plans that are shareholders of the class.

4	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

5	In the case of Class R, R1, R2, R3, R4 and R5 shares, the adviser has contractually agreed to waive advisory fees or reimburse fund expenses for each of these classes of shares to the extent that blue sky fees and printing and postage expenses attributable to each class exceed 0.09% of the average annual net assets attributable to the class. This agreement shall remain in effect until May 1, 2009.

Lifestyle Conservative Portfolio – Fund summary

12

 Fund details

Other permitted investments

The fund may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940 (1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the fund, including ETFs.

•	The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “hedging derivatives and other strategic transactions risks” in both the prospectus and the Statement of Additional Information (SAI).

•	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles, such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a fund security.

•	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular securities market. The fund also may purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Risk of hedging and other strategic transactions” in the Statement of Additional Information (SAI).

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the fund’s Chief Compliance Officer. See “additional information concerning taxes” in the SAI.

Asset allocation management

Subject to the limitations described above, the fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust fund quality or the duration of fixed-income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

•	protecting the fund in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment goal will be limited.

Risks of investing in the fund of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the funds’ SAI.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving a fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objective.

A fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks.

Investment company securities risk

The funds bear their own expenses and indirectly bear their proportionate share of expenses of the underlying funds in which they invest.

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13

Risks of investing in the underlying funds

By owning shares of underlying funds, each of the funds indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium-size companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that a fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in declines or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed-income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed-income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

Risk to principal and income Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

Liquidity The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on subadviser’s own credit analysis While the subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

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14

Additional risks regarding lower rated corporate fixed income Securities Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government Fixed income securities Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign fund transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

Currency risk Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the funds’ investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the funds’ business activities and retain the services of the various firms that carry out the funds’ operations. The Board of Trustees has the power to change the respective investment goal of each of the funds without shareholder approval.

Investment adviser

Manages the funds’ business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the funds and retains and compensates an investment subadviser to manage the assets of the funds. As of December 31, 2007, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the funds’ portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the funds, (ii) reviews the performance of the subadviser, and (iii) reports periodically on such performance to the Board of Trustees.

The funds rely on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Lifestyle Portfolios – Fund details

15

Management fees

The fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets).

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of John Hancock Trust (JHT) (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds), determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of JHF II or JHF III

	First	Excess over
	$7.5 billion	$7.5 billion

Each Lifestyle fund	0.050%	0.040%

The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of JHT, (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds), determined in accordance with the following schedule.

Advisory fee on other assets

	First	Excess over
	$7.5 billion	$7.5 billion

Each Lifestyle fund	0.500%	0.490%

During their most recent full fiscal year, the funds paid the following management fees as a percentage of net assets to the investment adviser, which were based on a prior management fee structure. The prior management fee rate was 0.050% of the first $7.5 billion and 0.040% of the excess over $7.5 billion as a percentage of aggregate net assets.

Lifestyle Aggressive Portfolio: 0.041%
Lifestyle Growth Portfolio: 0.041%
Lifestyle Balanced Portfolio: 0.041%
Lifestyle Moderate Portfolio: 0.041%
Lifestyle Conservative Portfolio: 0.041%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for Trustees’ approval of the fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the funds’ December 31, 2007 annual report and June 30, 2007 semiannual report.

Subadviser

Handles the funds’ day-to-day fund management.

MFC Global Investment Management (U.S.A.), Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

•	provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation

•	as of December 31, 2007, it and its affiliates had total assets under management of approximately $217 billion

•	supervised by the adviser, John Hancock Investment Management Services, LLC

Subadviser consultant

Deutsche Investment Management Americas, Inc.
345 Park Avenue
New York, NY 10154

•	provides subadvisory consulting services to the subadviser in its management of the funds

•	provides investment advisory services to retail and institutional clients

•	is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group

Portfolio Managers

Below are brief biographical profiles of the leaders of the funds’ investment management team, in alphabetical order. These managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.

Steve Orlich

•	portfolio manager since inception

•	joined MFC Global Investment Management (U.S.A.) Limited in 1998

•	Vice president and senior portfolio manager, Asset Allocation Portfolios

Scott Warlow

•	portfolio manager since 2007

•	joined MFC Global Investment Management (U.S.A.) Limited in 2002

•	Assistant vice president and portfolio manager, Asset Allocation Portfolios

Custodian

Holds the funds’ assets, settles all fund trades and collects most of the valuation data required for calculating the funds’ net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the funds and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends, and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Lifestyle Portfolios – Fund details

16

Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund since inception. The total returns presented in the table represent the rate an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions).

The financial statements of the funds as of December 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the funds’ financial statements, in the funds’ annual reports, which have been incorporated by reference into the SAI and are available upon request.

Lifestyle Aggressive Class R Shares

Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.11		$14.79

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.13		0.11

Net realized and unrealized gain (loss) on investments		1.17		0.98

Total from investment operations		1.30		1.09

Less distributions

From net investment income		(0.33)		(0.06)

From net realized gain		(0.29)		(0.54)

From capital paid-in		—		—

Total distributions		(0.62)		(0.60)

Net asset value, end of period		$14.79		$15.28

Total return[3] (%)		9.22	[6,7]	7.48	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		10.66	[8,9]	3.66	[8]

Ratio of net expenses to average net assets[4] (%)		0.95	[9]	1.08	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		2.94	[9]	0.69

Portfolio turnover (%)		5	[7]	21

Class R1 Shares
Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.11		$14.76

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.08		0.15

Net realized and unrealized gain (loss) on investments		1.23		1.00

Total from investment operations		1.31		1.15

Less distributions

From net investment income		(0.37)		(0.10)

From net realized gain		(0.29)		(0.54)

From capital paid-in		—		—

Total distributions		(0.66)		(0.64)

Net asset value, end of period		$14.76		$15.27

Total return[3] (%)		9.25	[6,7]	7.92	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		12.89	[8,9]	3.54	[8]

Ratio of net expenses to average net assets[4] (%)		0.70	[9]	0.72	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		1.79	[9]	0.92

Portfolio turnover (%)		5	[7]	21

Lifestyle Portfolios – Fund details

17

Financial highlights, continued

Class R2 Shares

Per share operating performance	period ended		12-31-06[5,10]		12-31-07

Net asset value, beginning of period			$14.11		$14.74

Income (loss) from investment operations

Net investment income (loss)[1,2]			0.09		0.37

Net realized and unrealized gain (loss) on investments			1.23		0.81

Total from investment operations			1.32		1.18

Less distributions

From net investment income			(0.40)		(0.14)

From net realized gain			(0.29)		(0.54)

From capital paid-in			—		—

Total distributions			(0.69)		(0.68)

Net asset value, end of period			$14.74		$15.24

Total return[3] (%)			9.37	[6,7]	8.13	[6]

Ratios and supplemental data

Net assets, end of period (in millions)			$—	[12]	$3

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)			12.24	[8,9]	2.62	[8]

Ratio of net expenses to average net assets[4] (%)			0.45	[9]	0.52	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)			2.07	[9]	2.31

Portfolio turnover (%)			5	[7]	21

Class R3 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.63		$14.06		$14.72

Income (loss) from investment operations

Net investment income (loss)[1,2]	(0.05)		0.08		0.11

Net realized and unrealized gain (loss) on investments	1.54		1.24		1.03

Total from investment operations	1.49		1.32		1.14

Less distributions

From net investment income	(0.06)		(0.37)		(0.10)

From net realized gain	—		(0.29)		(0.54)

From capital paid-in	—		—		—

Total distributions	(0.06)		(0.66)		(0.64)

Net asset value, end of period	$14.06		$14.72		$15.22

Total return[3] (%)	11.81	[6,7]	9.36	[6,7]	7.85	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$2		$7

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	8.07	[8,9]	2.21	[8,9]	1.21	[8]

Ratio of net expenses to average net assets[4] (%)	0.69	[9]	0.72	[9]	0.81	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.47)[9]		1.70	[9]	0.68

Portfolio turnover (%)	23	[7]	5	[7]	21

Lifestyle Portfolios – Fund details

18

Financial highlights, continued

Class R4 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.63		$14.07		$14.71

Income (loss) from investment operations

Net investment income (loss)[1,2]	(0.05)		0.08		0.11

Net realized and unrealized gain (loss) on investments	1.55		1.25		1.07

Total from investment operations	1.50		1.33		1.18

Less distributions

From net investment income	(0.06)		(0.40)		(0.14)

From net realized gain	—		(0.29)		(0.54)

From capital paid-in	—		—		—

Total distributions	(0.06)		(0.69)		(0.68)

Net asset value, end of period	$14.07		$14.71		$15.21

Total return[3] (%)	11.94	[6,7]	9.46	[6,7]	8.13	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$2		$5

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	4.08	[8,9]	1.38	[8]	0.96	[8]

Ratio of net expenses to average net assets[4] (%)	0.49	[9]	0.53	[9]	0.54	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.38)[9]		1.71	[9]	0.70

Portfolio turnover (%)	23	[7]	5	[7]	21

Class R5 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.63		$14.09		$14.71

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.01		0.09		0.22

Net realized and unrealized gain (loss) on investments	1.52		1.26		1.00

Total from investment operations	1.53		1.35		1.22

Less distributions

From net investment income	(0.07)		(0.44)		(0.18)

From net realized gain	—		(0.29)		(0.54)

From capital paid-in	—		—		—

Total distributions	(0.07)		(0.73)		(0.72)

Net asset value, end of period	$14.09		$14.71		$15.21

Total return[3] (%)	12.16	[6,7]	9.57	[6,7]	8.42	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—	[12]	$1		$3

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	8.26	[8,9]	4.07	[8,9]	1.11	[8]

Ratio of net expenses to average net assets[4] (%)	0.20	[9]	0.23	[9]	0.23	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	0.05	[9]	1.90	[9]	1.40

Portfolio turnover (%)	23	[7]	5	[7]	21

Lifestyle Portfolios – Fund details

19

Financial highlights, continued

Lifestyle Growth Class R Shares

Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.70		$14.79

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.15		0.27

Net realized and unrealized gain (loss) on investments		0.98		0.67

Total from investment operations		1.13		0.94

Less distributions

From net investment income		(0.40)		(0.16)

From net realized gain		(0.36)		(0.45)

From capital paid-in		(0.28)		—

Total distributions		(1.04)		(0.61)

Net asset value, end of period		$14.79		$15.12

Total return[3] (%)		7.64	[6,7]	6.47	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)		12.41	[8,9]	5.27	[8]

Ratio of net expenses to average net assets[4] (%)		0.95	[9]	1.06	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		3.39	[9]	1.72

Portfolio turnover (%)		4	[7]	18

Class R1 Shares
Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.70		$14.77

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.14		0.32

Net realized and unrealized gain (loss) on investments		1.00		0.66

Total from investment operations		1.14		0.98

Less distributions

From net investment income		(0.42)		(0.20)

From net realized gain		(0.36)		(0.45)

From capital paid-in		(0.29)		—

Total distributions		(1.07)		(0.65)

Net asset value, end of period		$14.77		$15.10

Total return[3] (%)		7.75	[6,7]	6.75	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$2

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)		12.95	[8,9]	2.42	[8]

Ratio of net expenses to average net assets[4] (%)		0.69	[9]	0.73	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		3.23	[9]	2.02

Portfolio turnover (%)		4	[7]	18

Lifestyle Portfolios – Fund details

20

Financial highlights, continued

Class R2 Shares

Per share operating performance	period ended		12-31-06[5,10]		12-31-07

Net asset value, beginning of period			$14.70		$14.74

Income (loss) from investment operations

Net investment income (loss)[1,2]			0.15		0.31

Net realized and unrealized gain (loss) on investments			0.99		0.69

Total from investment operations			1.14		1.00

Less distributions

From net investment income			(0.44)		(0.23)

From net realized gain			(0.36)		(0.45)

From capital paid-in			(0.30)		—

Total distributions			(1.10)		(0.68)

Net asset value, end of period			$14.74		$15.06

Total return[3] (%)			7.80	[6,7]	6.91	[6]

Ratios and supplemental data

Net assets, end of period (in millions)			—	[12]	$1

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)			12.74	[8,9]	3.18	[8]

Ratio of net expenses to average net assets[4] (%)			0.45	[9]	0.62	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)			3.48	[9]	1.95

Portfolio turnover (%)			4	[7]	18

Class R3 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.61		$14.71

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.07		0.16		0.28

Net realized and unrealized gain (loss) on investments	1.26		1.01		0.69

Total from investment operations	1.33		1.17		0.97

Less distributions

From net investment income	(0.07)		(0.42)		(0.20)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		(0.29)		—

Total distributions	(0.07)		(1.07)		(0.65)

Net asset value, end of period	$14.61		$14.71		$15.03

Total return[3] (%)	9.98	[6,7]	8.00	[6,7]	6.69	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$4		$14

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	5.07	[8,9]	1.35	[8,9]	0.98	[8]

Ratio of net expenses to average net assets[4] (%)	0.68	[9]	0.71	[9]	0.80	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	0.62	[9]	3.13	[9]	1.83

Portfolio turnover (%)	26	[7]	4	[7]	18

Lifestyle Portfolios – Fund details

21

Financial highlights, continued

Class R4 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.64		$14.71

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.08		0.16		0.27

Net realized and unrealized gain (loss) on investments	1.29		1.01		0.74

Total from investment operations	1.37		1.17		1.01

Less distributions

From net investment income	(0.08)		(0.44)		(0.24)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		(0.30)		—

Total distributions	(0.08)		(1.10)		(0.69)

Net asset value, end of period	$14.64		$14.71		$15.03

Total return[3] (%)	10.26	[6,7]	8.04	[6,7]	6.95	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$5		$7		$15

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	1.78	[8,9]	0.80	[8,9]	0.64	[8]

Ratio of net expenses to average net assets[4] (%)	0.49	[9]	0.53	[9]	0.53	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	0.69	[9]	3.12	[9]	1.76

Portfolio turnover (%)	26	[7]	4	[7]	18

Class R5 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.66		$14.71

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.09		0.18		0.39

Net realized and unrealized gain (loss) on investments	1.30		1.02		0.67

Total from investment operations	1.39		1.20		1.06

Less distributions

From net investment income	(0.08)		(0.47)		(0.28)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		(0.32)		—

Total distributions	(0.08)		(1.15)		(0.73)

Net asset value, end of period	$14.66		$14.71		$15.04	[7]

Total return[3] (%)	10.47	[6,7]	8.15	[6,7]	7.31	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$2		$2		$8

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	2.52	[8,9]	1.40	[8,9]	0.54	[8]

Ratio of net expenses to average net assets[4] (%)	0.19	[9]	0.20	[9]	0.21	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	0.70	[9]	3.54	[9]	2.53

Portfolio turnover (%)	26	[7]	4	[7]	18

Lifestyle Portfolios – Fund details

22

Financial highlights, continued

Lifestyle Balanced Class R Shares

Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.44		$14.39

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.32		0.36

Net realized and unrealized gain (loss) on investments		0.66		0.40

Total from investment operations		0.98		0.76

Less distributions

From net investment income		(0.41)		(0.29)

From net realized gain		(0.27)		(0.32)

From capital paid-in		(0.35)		—

Total distributions		(1.03)		(0.61)

Net asset value, end of period		$14.39		$14.54

Total return[3] (%)		6.79	[6,7]	5.31	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		$8.41	[8,9]	$4.49	[8]

Ratio of net expenses to average net assets[4] (%)		0.95	[9]	1.07	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		7.37	[9]	2.40

Portfolio turnover (%)		3	[7]	14

Class R1 Shares
Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$14.44		$14.38

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.21		0.49

Net realized and unrealized gain (loss) on investments		0.78		0.31

Total from investment operations		0.99		0.80

Less distributions

From net investment income		(0.42)		(0.33)

From net realized gain		(0.27)		(0.32)

From capital paid-in		(0.36)		—

Total distributions		(1.05)		(0.65)

Net asset value, end of period		$14.38		$14.53

Total return[3] (%)		6.84	[6,7]	5.58	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		$13.06	[8,9]	$7.35	[8]

Ratio of net expenses to average net assets[4] (%)		0.70	[9]	0.78	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		4.96	[9]	3.25

Portfolio turnover (%)		3	[7]	14

Lifestyle Portfolios – Fund details

23

Financial highlights, continued

Class R2 Shares

Per share operating performance	period ended		12-31-06[5,10]		12-31-07

Net asset value, beginning of period			$14.44		$14.37

Income (loss) from investment operations

Net investment income (loss)[1,2]			0.22		0.43

Net realized and unrealized gain (loss) on investments			0.77		0.39

Total from investment operations			0.99		0.82

Less distributions

From net investment income			(0.43)		(0.36)

From net realized gain			(0.27)		(0.32)

From capital paid-in			(0.36)		—

Total distributions			(1.06)		(0.68)

Net asset value, end of period			$14.37		$14.51

Total return[3] (%)			6.90	[6,7]	5.77	[6]

Ratios and supplemental data

Net assets, end of period (in millions)			—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)			12.70	[8,9]	2.84	[8]

Ratio of net expenses to average net assets[4] (%)			0.45	[9]	0.56	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)			5.21	[9]	2.90

Portfolio turnover (%)			3	[7]	14

Class R3 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.37		$14.36

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.36		0.22		0.43

Net realized and unrealized gain (loss) on investments	0.82		0.82		0.37

Total from investment operations	1.18		1.04		0.80

Less distributions

From net investment income	(0.16)		(0.42)		(0.32)

From net realized gain	—	[11]	(0.27)		(0.32)

From capital paid-in	—		(0.36)		—

Total distributions	(0.16)		(1.05)		(0.64)

Net asset value, end of period	$14.37		$14.36		$14.52

Total return[3] (%)	8.92	[6,7]	7.22	[6,7]	5.65	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3		$5		$23

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	$3.70	[8,9]	$1.24	[8,9]	$0.85	[8]

Ratio of net expenses to average net assets[4] (%)	0.69	[9]	0.72	[9]	0.76	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	3.10	[9]	4.55	[9]	2.90

Portfolio turnover (%)	23	[7]	3	[7]	14

Lifestyle Portfolios – Fund details

24

Financial highlights, continued

Class R4 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.38		$14.36

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.16		0.23		0.39

Net realized and unrealized gain (loss) on investments	1.06		0.81		0.45

Total from investment operations	1.22		1.04		0.84

Less distributions

From net investment income	(0.19)		(0.43)		(0.36)

From net realized gain	—	[11]	(0.27)		(0.32)

From capital paid-in	—		(0.36)		—

Total distributions	(0.19)		(1.06)		(0.68)

Net asset value, end of period	$14.38		$14.36		$14.52

Total return[3] (%)	9.19	[6,7]	7.27	[6,7]	5.91	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$7		$10		$18

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	$1.46	[8,9]	$0.70	[8,9]	$0.58	[8]

Ratio of net expenses to average net assets[4] (%)	0.48	[9]	0.52	[9]	0.51	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	1.37	[9]	4.55	[9]	2.63

Portfolio turnover (%)	23	[7]	3	[7]	14

Class R5 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.35		$14.38		$14.36

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.18		0.24		0.50

Net realized and unrealized gain (loss) on investments	1.06		0.82		0.38

Total from investment operations	1.24		1.06		0.88

Less distributions

From net investment income	(0.21)		(0.44)		(0.40)

From net realized gain	—	[11]	(0.27)		(0.32)

From capital paid-in	—		(0.37)		—

Total distributions	(0.21)		(1.08)		(0.72)

Net asset value, end of period	$14.38		$14.36		$14.52

Total return[3] (%)	9.39	[6,7]	7.41	[6,7]	6.18	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$2		$10

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	2.58	[8,9]	1.69	[8,9]	0.43	[8]

Ratio of net expenses to average net assets[4] (%)	0.19	[9]	0.20	[9]	0.21	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	1.48	[9]	4.85	[9]	3.35
Portfolio turnover (%)	23	[7]	3	[7]	14

Lifestyle Portfolios – Fund details

25

Financial highlights, continued

Lifestyle Moderate Class R Shares

Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$13.69		$13.55

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.24		0.47

Net realized and unrealized gain (loss) on investments		0.50		0.11

Total from investment operations		0.74		0.58

Less distributions

From net investment income		(0.35)		(0.36)

From net realized gain		(0.21)		(0.19)

From capital paid-in		(0.32)		—

Total distributions		(0.88)		(0.55)

Net asset value, end of period		$13.55		$13.58

Total return[3] (%)		5.38	[6,7]	4.28	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		13.40	[8,9]	6.32	[8]

Ratio of net expenses to average net assets[4] (%)		0.95	[9]	1.06	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		5.83	[9]	3.41

Portfolio turnover (%)		1	[7]	13

Class R1 Shares
Per share operating performance	period ended	12-31-06[5,10]		12-31-07

Net asset value, beginning of period		$13.69		$13.54

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.25		0.52

Net realized and unrealized gain (loss) on investments		0.50		0.10

Total from investment operations		0.75		0.62

Less distributions

From net investment income		(0.36)		(0.39)

From net realized gain		(0.21)		(0.19)

From capital paid-in		(0.33)		—

Total distributions		(0.90)		(0.58)

Net asset value, end of period		$13.54		$13.58

Total return[3] (%)		5.43	[6,7]	4.63	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		13.14	[8,9]	4.10	[8]

Ratio of net expenses to average net assets[4] (%)		0.70	[9]	0.71	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		6.07	[9]	3.73

Portfolio turnover (%)		1	[7]	13

Lifestyle Portfolios – Fund details

26

Financial highlights, continued

Class R2 Shares

Per share operating performance	period ended		12-31-06[5,10]		12-31-07

Net asset value, beginning of period			$13.69		$13.53

Income (loss) from investment operations

Net investment income (loss)[1,2]			0.26		0.44

Net realized and unrealized gain (loss) on investments			0.48		0.22

Total from investment operations			0.74		0.66

Less distributions

From net investment income			(0.36)		(0.43)

From net realized gain			(0.21)		(0.19)

From capital paid-in			(0.33)		—

Total distributions			(0.90)		(0.62)

Net asset value, end of period			$13.53		$13.57

Total return[3] (%)			5.48	[6,7]	4.89	[6]

Ratios and supplemental data

Net assets, end of period (in millions)			—	[12]	—	[12]

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)			12.87	[8,9]	19.12	[8]

Ratio of net expenses to average net assets[4] (%)			0.45	[9]	0.45	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)			6.33	[9]	3.18

Portfolio turnover (%)			1	[7]	13

Class R3 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.94		$13.65		$13.53

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.33		0.23		0.47

Net realized and unrealized gain (loss) on investments	0.58		0.55		0.15

Total from investment operations	0.91		0.78		0.62

Less distributions

From net investment income	(0.20)		(0.36)		(0.39)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.33)		—

Total distributions	(0.20)		(0.90)		(0.58)

Net asset value, end of period	$13.65		$13.53		$13.57

Total return[3] (%)	7.10	[6,7]	5.66	[6,7]	4.61	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$1		$4

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	8.44	[8,9]	3.13	[8,9]	1.51	[8]

Ratio of net expenses to average net assets[4] (%)	0.69	[9]	0.78	[9]	0.83	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	2.93	[9]	4.89	[9]	3.40

Portfolio turnover (%)	24	[7]	1	[7]	13

Lifestyle Portfolios – Fund details

27

Financial highlights, continued

Class R4 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.94		$13.63		$13.51

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.30		0.25		0.47

Net realized and unrealized gain (loss) on investments	0.62		0.53		0.18

Total from investment operations	0.92		0.78		0.65

Less distributions

From net investment income	(0.23)		(0.36)		(0.42)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.33)		—

Total distributions	(0.23)		(0.90)		(0.61)

Net asset value, end of period	$13.63		$13.51		$13.55

Total return[3] (%)	7.14	[6,7]	5.80	[6,7]	4.87	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$2		$4

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	4.65	[8,9]	1.53	[8,9]	1.13	[8]

Ratio of net expenses to average net assets[4] (%)	0.49	[9]	0.52	[9]	0.54	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	2.59	[9]	5.44	[9]	3.38

Portfolio turnover (%)	24	[7]	1	[7]	13

Class R5 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$12.94		$13.64		$13.52

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.22		0.32		0.58

Net realized and unrealized gain (loss) on investments	0.73		0.48		0.11

Total from investment operations	0.95		0.80		0.69

Less distributions

From net investment income	(0.25)		(0.37)		(0.46)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.34)		—

Total distributions	(0.25)		(0.92)		(0.65)

Net asset value, end of period	$13.64		$13.52		$13.56

Total return[3] (%)	7.40	[6,7]	5.93	[6,7]	5.15	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$1		$4

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	4.86	[8,9]	2.83	[8,9]	0.97	[8]

Ratio of net expenses to average net assets[4] (%)	0.19	[9]	0.20	[9]	0.21	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	1.92	[9]	6.83	[9]	4.21

Portfolio turnover (%)	24	[7]	1	[7]	13

Lifestyle Portfolios – Fund details

28

Financial highlights, continued

Lifestyle Conservative Class R Shares

Per share operating performance	period ended	12-31-06[5]		12-31-07

Net asset value, beginning of period		$13.67		$13.31

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.29		0.48

Net realized and unrealized gain (loss) on investments		0.23		0.11

Total from investment operations		0.52		0.59

Less distributions

From net investment income		(0.37)		(0.44)

From net realized gain		(0.16)		(0.12)

From capital paid-in		(0.35)		—

Total distributions		(0.88)		(0.56)

Net asset value, end of period		$13.31		$13.34

Total return[3] (%)		3.80	[6,7]	4.49	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	—	[12]

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		13.49	[8,9]	13.84	[8]

Ratio of net expenses to average net assets[4] (%)		0.95	[9]	1.01	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		7.14	[9]	3.53

Portfolio turnover (%)		2	[7]	13

Class R1 Shares
Per share operating performance	period ended	12-31-06[5]		12-31-07

Net asset value, beginning of period		$13.67		$13.30

Income (loss) from investment operations

Net investment income (loss)[1,2]		0.30		0.57

Net realized and unrealized gain (loss) on investments		0.23		0.07

Total from investment operations		0.53		0.64

Less distributions

From net investment income		(0.38)		(0.48)

From net realized gain		(0.16)		(0.12)

From capital paid-in		(0.36)		—

Total distributions		(0.90)		(0.60)

Net asset value, end of period		$13.30		$13.34

Total return[3] (%)		3.85	[6,7]	4.83	[6]

Ratios and supplemental data

Net assets, end of period (in millions)		—	[12]	—	[12]

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)		13.24	[8,9]	9.69	[8]

Ratio of net expenses to average net assets[4] (%)		0.70	[9]	0.71	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)		7.38	[9]	4.21

Portfolio turnover (%)		2	[7]	13

Lifestyle Portfolios – Fund details

29

Financial highlights, continued

Class R2 Shares

Per share operating performance	period ended		12-31-06[5]		12-31-07

Net asset value, beginning of period			$13.67		$13.30

Income (loss) from investment operations

Net investment income (loss)[1,2]			0.31		0.56

Net realized and unrealized gain (loss) on investments			0.23		0.09

Total from investment operations			0.54		0.65

Less distributions

From net investment income			(0.38)		(0.51)

From net realized gain			(0.16)		(0.12)

From capital paid-in			(0.37)		—

Total distributions			(0.91)		(0.63)

Net asset value, end of period			$13.30		$13.32

Total return[3] (%)			3.98	[6,7]	4.93	[6]

Ratios and supplemental data

Net assets, end of period (in millions)			—	[12]	—	[12]

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)			12.98	[8,9]	7.59	[8]

Ratio of net expenses to average net assets[4] (%)			0.45	[9]	0.53	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)			7.64	[9]	4.14

Portfolio turnover (%)			2	[7]	13

Class R3 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.16		$13.65		$13.29

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.28		0.29		0.70

Net realized and unrealized gain (loss) on investments	0.44		0.25		(0.07)

Total from investment operations	0.72		0.54		0.63

Less distributions

From net investment income	(0.23)		(0.38)		(0.47)

From net realized gain	—		(0.16)		(0.12)

From capital paid-in	—		(0.36)		—

Total distributions	(0.23)		(0.90)		(0.59)

Net asset value, end of period	$13.65		$13.29		$13.33

Total return[3] (%)	5.55	[6,7]	3.93	[6,7]	4.81	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—	[12]	—	[12]	$4

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	14.72	[8,9]	6.23	[8,9]	1.89	[8]

Ratio of net expenses to average net assets[4] (%)	0.68	[9]	0.77	[9]	0.81	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	2.46	[9]	6.23	[9]	5.17

Portfolio turnover (%)	20	[7]	2	[7]	13

Lifestyle Portfolios – Fund details

30

Financial highlights, continued

Class R4 Shares

Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.16		$13.64		$13.28

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.44		0.28		0.53

Net realized and unrealized gain (loss) on investments	0.30		0.27		0.12

Total from investment operations	0.74		0.55		0.65

Less distributions

From net investment income	(0.26)		(0.38)		(0.50)

From net realized gain	—		(0.16)		(0.12)

From capital paid-in	—		(0.37)		—

Total distributions	(0.26)		(0.91)		(0.62)

Net asset value, end of period	$13.64		$13.28		$13.31

Total return[3] (%)	5.66	[6,7]	4.06	[6,7]	4.97	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$1		$3

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	10.01	[8,9]	2.87	[8,9]	1.46	[8]

Ratio of net expenses to average net assets[4] (%)	0.45	[9]	0.51	[9]	0.53	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	3.89	[9]	6.17	[9]	3.96

Portfolio turnover (%)	20	[7]	2	[7]	13

Class R5 Shares
Per share operating performance	period ended 8-31-06[10]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.16		$13.65		$13.29

Income (loss) from investment operations

Net investment income (loss)[1,2]	0.28		0.28		0.57

Net realized and unrealized gain (loss) on investments	0.49		0.29		0.12

Total from investment operations	0.77		0.57		0.69

Less distributions

From net investment income	(0.28)		(0.40)		(0.54)

From net realized gain	—		(0.16)		(0.12)

From capital paid-in	—		(0.37)		—

Total distributions	(0.28)		(0.93)		(0.66)

Net asset value, end of period	$13.65		$13.29		$13.32

Total return[3] (%)	5.94	[6,7]	4.19	[6,7]	5.27	[6]

Ratios and supplemental data

Net assets, end of period (in millions)	—	[12]	—	[12]	$1

Ratio to average net assets

Ratio of gross expenses to average net assets[4] (%)	9.18	[8,9]	6.37	[8,9]	3.42	[8]

Ratio of net expenses to average net assets[4] (%)	0.19	[9]	0.20	[9]	0.22	[14,15]

Ratio of net investment income (loss) to average net assets[1] (%)	2.44	[9]	6.01	[9]	4.23

Portfolio turnover (%)	20	[7]	2	[7]	13

1	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2	Based on the average of the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5	Effective January 18, 2007, the fiscal year-end changed from August 31 to December 31.

6	Total returns would have been lower had certain expenses not been reduced during the periods shown.

7	Not annualized.

8	Does not take into consideration expense reductions during the periods shown.

9	Annualized.

10	Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on October 18, 2005; Class R, Class R1 and Class R2 began operations on September 18, 2006; and Class 1 shares began operation on October 15, 2005.

11	Less than $0.01 per share.

12	Less than $500,000.

13	Class 5 shares began operation on July 3, 2006.

14	Ratios do not include expenses indirectly incurred from underlying portfolios whose expense ratios can vary between 0.79% and 0.91% based on the mix of underlying portfolios held by the portfolio.

15	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

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Underlying fund information

The funds invest primarily in underlying funds. Therefore, each fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable fund’s prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of March 31, 2008, the funds allocated assets to the underlying funds stated below.

Lifestyle Aggressive Portfolio

Underlying fund:	Subadviser:

All Cap Core Fund	Deutsche Investment Management Americas Inc.
All Cap Value Fund	Lord, Abbett & Co. LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Growth Fund	MFC Global Investment Management (U.S.), LLC
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Fundamental Value Fund	Davis Selected Advisers, LP
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Intersection Fund	Wellington Management Company, LLP
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Small Cap Fund	Independence Investments LLC
Small Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Small Cap Intrinsic Value Fund	MFC Global Investment Management (U.S.), LLC
Small Company Fund	American Century Investment Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Vista Fund	American Century Investment Management, Inc.

Lifestyle Growth Portfolio

Underlying fund:	Subadviser:

All Cap Core Fund	Deutsche Investment Management Americas Inc.
All Cap Growth Fund	AIM Capital Management, Inc.
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Intersection Fund	Wellington Management Company, LLP

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Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Cap Fund	Independence Investments LLC
Small Cap Intrinsic Value Fund	MFC Global Investment Management (U.S.), LLC
Small Cap Opportunities Fund	Munder Capital Management
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Vista Fund	American Century Investment Management, Inc.

Lifestyle Balanced Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
All Cap Core Fund	Deutsche Investment Management Americas Inc.
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Bond Fund	Wells Capital Management, Incorporated
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Stock Fund	Wellington Management Company, LLP
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Lifestyle Moderate Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Core Bond Fund	Wells Capital Management, Incorporated
Core Equity Fund	Legg Mason Capital Management, Inc.
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company

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Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Value Fund	Templeton Investment Counsel, Inc.
Investment Quality Bond Fund	Wellington Management Company, LLP
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Company Fund	American Century Investment Management, Inc.
Small Company Growth Fund	AIM Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Lifestyle Conservative Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Core Bond Fund	Wells Capital Management, Incorporated
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Value Fund	Templeton Investment Counsel, Inc.
Investment Quality Bond Fund	Wellington Management Company, LLP
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
U.S. Government Securities Fund	Western Asset Management Company
Value & Restructuring Fund	UST Advisers, Inc.

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 Your account

Who can buy shares

Class R, R1, R2, R3, R4 and R5 shares are available to certain types of investors, as noted below:

•	Qualified tuition programs under Section 529 of the Internal Revenue Code of 1986, as amended (the Code) (529 Plans) distributed by John Hancock or one of its affiliates.

•	Retirement Plans including pension, profit sharing and other plans qualified under Section 401(a) or described in Section 403(b) or 457 of the Code, and non-qualified deferred compensation plans.

•	Class R, R1, R2, R3, R4 and R5 shares are available only to Retirement Plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, and SIMPLE IRAs where the shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearinghouse Corporation (NSCC).

•	Retirement Plans and other plans (except 529 Plans) not currently invested in Class A, B and C shares, which are described in a separate prospectus, may invest only in Class R, R1, R2, R3, R4 and R5 shares.

Class R, R1, R2, R3, R4 and R5 shares are not available to retail or institutional non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b) plans or other individual retirement accounts.

Class cost structure

The Class R, R1, R2, R3, R4 and R5 shares of the fund are sold without any front-end or deferred sales charges. Each of the R, R1, R2, R3 and R4 share classes has a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. The Class R5 shares do not have a Rule 12b-1 plan.

•	Distribution and service (12b-1) fees of 0.75%.

•	Distribution and service (12b-1) fees of 0.50%.

•	Distribution and service (12b-1) fees of 0.25%.

•	Distribution and service (12b-1) fees of 0.50%.

•	Distribution and service (12b-1) fees of 0.25%.

The fund has adopted Service Plans for the Class R, R1, R2, R3, R4 and R5 shares, which authorize the fund to pay affiliated and unaffiliated entities a service fee for providing certain recordkeeping and other administrative services in connection with investments in the fund by Retirement Plans. The service fee is a specified percentage of the average daily net assets of the fund’s share class held by plan participants and is 0.25% for Class R, Class R1 and Class R2; 0.15% for Class R3 shares; 0.10% for Class R4 shares; and 0.05% for Class R5 shares. The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan, which may use the fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC, and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers, Inc.)

Because 12b-1 fees are paid out of fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost shareholders more than other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses. Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any; and

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as “revenue sharing.” These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the funds and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the funds’ net assets, which, as well as benefiting the funds, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing the distributor or its affiliates to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the fund, the intermediary may earn a profit on these payments. Revenue sharing payments may provide your firm with an incentive to favor the funds.

The SAI discusses the distributor’s revenue sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus.

You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provision of services to the funds, such as providing omnibus account services, transaction processing services or effecting fund transactions for funds. If your intermediary provides these services, the adviser or the funds may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the funds.

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Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, referring to “Who can buy shares.”

3	Eligible Retirement Plans generally may open an account and purchase Class R, R1, R2, R3, R4 and R5 shares by contacting any broker, dealer or other financial service firm authorized to sell Class R, R1, R2, R3, R4 and R5 shares of the funds.

Additional shares may be purchased through a Retirement Plan’s administrator or recordkeeper. There is no minimum initial investment for Class R, R1, R2, R3, R4 and R5 shares.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a Retirement Plan or employee benefits office can provide participants with detailed information on how to participate in the plan, elect the fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the plan administrator or the organization that provides recordkeeping services for the plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by Retirement Plan accounts and their plan participants, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for plan administrators to provide other investment or administrative services. Financial service firms may charge Retirement Plans and plan participants transaction fees and/or other additional amounts for such services. Similarly, Retirement Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class R shares of the fund.

Transaction policies

Valuation of shares

The NAV per share for each class of the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The NAV for each fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. The prospectuses for the underlying funds explain the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Buy and Sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Exchanges

You may exchange Class R, R1, R2, R3, R4 and R5 shares for the same class of other John Hancock funds that are available through your plan, or Money Market Fund Class A shares without paying a sales charge. The registration for both accounts must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back into Class R, R1, R2, R3, R4 and R5 shares.

Excessive trading

The fund is intended for long-term investment purposes only and do not knowingly accept shareholders who engage in market timing or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The funds reserve the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of the fund’s underlying funds or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the funds’ NAVs at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

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Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above.

In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that a fund or its agents are unable to curtail excessive trading practices in a fund, these practices may interfere with the efficient management of the funds and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in fund transactions. Increased fund transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of the fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of fund shares held by other shareholders.

Account Information

The fund is required by law to obtain information for verifying an accountholder’s identity. For example, an individual will be required to supply his or her name, address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

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Sales in advance of purchase payments

When you place a request to sell shares of a fund for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements from your recordkeeper.

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of a fund’s fiscal year.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date.

Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or contingent deferred sales charge will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on a fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January, if applicable, details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Additional investor services

Disclosure of fund holdings

The fund’s policy regarding disclosure of fund holdings can be found in the SAI and fund holdings information can be found at www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year.

Lifestyle Portfolios – Your account

38

Appendix

Historical Performance of Corresponding John Hancock Trust Portfolios

The Lifestyle Portfolios (each referred to as a fund) of John Hancock Funds II (JHF II) commenced operations in October 2005. Each of the funds is modeled after a fund of John Hancock Trust (JHT), another mutual fund that is used primarily as the underlying investment medium for certain variable annuity and variable life insurance separate accounts of John Hancock insurance companies. Each fund has the same investment adviser, subadviser and portfolio manager and substantially the same investment objective, policies and restrictions as its corresponding JHT portfolio. Moreover, each fund commenced operations after certain of these separate accounts redeemed all their interests in the corresponding JHT portfolio and invested all the redemption proceeds in the fund, which in turn invested all the proceeds in underlying funds of JHF II, which used the proceeds to acquire assets from corresponding underlying JHT portfolios of the corresponding JHT portfolio. These assets allowed each fund to commence operations with an investment portfolio that was substantially the same (except as to amount of assets) as the investment portfolio of its corresponding JHT portfolio.

This Appendix presents historical performance information for the corresponding JHT portfolios. Because of the similarities between each fund and its corresponding JHT portfolio as described above, this information may help provide an indication of the fund’s risks. The performance of the JHT portfolio, however, does not represent, and is not a substitute for, the performance of any fund, and you should not assume that a fund will have the same future performance as the JHT portfolio. The future performance of a fund may be greater or less than the performance of its corresponding JHT portfolio due to, among other things, differences in expenses (including sales charges, if any), asset size and cash flows. Performance information — a bar chart and a table — is presented on the following pages for the Series I shares of each JHT portfolio, which corresponds to a fund. The Series I shares of each JHT portfolio commenced operations on January 7, 1997. The bar chart shows how each JHT portfolio’s total return has varied from year to year, while the tables show performance of its Series I shares over time (along with a broad-based market index for reference). All figures assume dividend reinvestment.

The Class R, R1, R2, R3, R4 and R5 shares of the Portfolios have expenses, including Rule 12b-1 fees for the Class R, R1, R2, R3 and R4 shares, that are higher than expenses, including the Rule 12b-1 fees, of the Series 1 shares of the corresponding JHT Portfolios. The performance shown in the bar charts and tables for the Series I shares of the JHT portfolios would be lower if adjusted to reflect the sales charges and higher expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Portfolios. The performance shown in the bar charts and tables would also be lower if the adviser to the JHT portfolios had not reimbursed certain expenses of those funds during the periods shown. Year-by-year index figures do not reflect any sales charges or fund expenses and would be lower if they did. The JHT portfolios serve as the underlying investment vehicle for variable insurance products. The performance presented does not reflect the fees and expenses of any variable insurance products. As indicated above, past performance does not indicate future results.

Lifestyle Portfolios – Your account

39

JHT Portfolio
Lifestyle Aggressive Trust

(formerly Lifestyle Aggressive 1000 Trust)
Portfolio Corresponding to: Lifestyle Aggressive

Net assets of JHT Portfolio as of March 31, 2008: $514,809,181

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 18.07% Worst quarter: Q3 ’02, –18.84%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
4.79	14.55	–5.12	–13.83	–20.71	34.91	16.06	10.64	15.46	8.55

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 3-31-08

Series I	–5.21	7.87	15.49	3.24	4.73

Standard & Poor’s 500 Index	–5.08	5.85	11.32	3.50	6.86

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 1,664 large blend funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,664, 5 stars out of 1,314 and 3 stars out of 621 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

40

JHT Portfolio
Lifestyle Growth Trust

(formerly Lifestyle Growth 820 Trust)
Corresponding to: Lifestyle Growth Portfolio

Net assets of JHT Portfolio as of March 31, 2008: $13,179,264,140

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 14.90% Worst quarter: Q3 ’02, –14.50%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
6.14	16.50	–3.18	–9.16	–15.84	29.55	14.59	8.66	13.50	7.44

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 3-30-08

Series I	−3.44	7.28	13.30	4.27	5.81

Standard & Poor’s 500 Index	−5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	−2.52	5.85	10.03	4.22	7.11

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 80% of the S&P 500 Index and 20% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 1,664 large blend funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 1,664, 4 stars out of 1,314 and 4 stars out of 621 large blend funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

41

JHT Portfolio
Lifestyle Balanced Trust

(formerly Lifestyle Balanced 640 Trust)
Corresponding to: Lifestyle Balanced Portfolio

Net assets of JHT Portfolio as of March 31, 2008: $10,094,057,956

JHT Series I calendar year total returns

Best quarter: Q2 ’03, 11.64% Worst quarter: Q3 ’98, –10.36%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
5.67	12.36	2.34	–4.85	–9.95	23.97	13.49	6.88	12.73	6.47

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 years	5 years	10 years	inception

for periods ended 3-31-08

Series I	−1.93	6.98	11.43	5.12	6.44

Standard & Poor’s 500 Index	−5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	0.03	5.82	8.72	4.83	7.09

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 60% of the S&P 500 Index and 40% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 905 moderate allocation funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 905, 4 stars out of 712 and 3 stars out of 416 moderate allocation funds for the 3-, 5-and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

42

JHT Portfolio
Lifestyle Moderate Trust

(formerly Lifestyle Moderate 460 Trust)
Corresponding to: Lifestyle Moderate Portfolio

Net assets of JHT Portfolio as of March 31, 2008: $2,453,223,600

JHT Series I calendar year total returns:

Best quarter: Q2 ’03, 8.71% Worst quarter: Q3 ’02, –5.57%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
9.75	7.84	3.92	–1.09	–4.07	17.83	11.04	4.15	10.42	5.29

[BAR CHART]

					Since
JHT Series I average annual total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ended 3-31-08

Series I	−0.38	5.80	8.86	5.31	6.48

Standard & Poor’s 500 Index	−5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	2.59	5.75	7.37	5.34	6.96

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 40% of the S&P 500 Index and 60% of the Lehman Brothers Aggregate Bond Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 905 moderate allocation funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns.

The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 3 stars out of 905, 3 stars out of 712 and 4 stars out of 416 moderate allocation funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

43

JHT Portfolio
Lifestyle Conservative Trust

(formerly Lifestyle Conservative 280 Trust)
Portfolio Corresponding to: Lifestyle Conservative

Net assets of JHT Portfolio as of March 31, 2008: $1,257,031,038

JHT Series I calendar year total returns

Best quarter: Q4 ’02, 6.12% Worst quarter: Q2 ’04, –2.08%

1998	1999	2000	2001	2002	2003	2004	2005	2006	2007
10.20	4.18	7.54	3.28	1.80	11.47	8.59	2.88	8.44	5.38

[BAR CHART]

JHT Series I average annual					Since
total returns (%)	1 year	3 year	5 year	10 year	inception

for periods ending 12-31-07

Series I	2.58	5.67	6.97	5.82	6.62

Standard & Poor’s 500 Index	−5.08	5.85	11.32	3.50	6.86

Lehman Brothers U.S. Aggregate Index	7.67	5.48	4.58	6.04	6.41

Combined Index	5.13	5.63	5.99	5.74	6.72

JHT portfolios were subject to an expense reimbursement during the periods shown. The performance shown in the bar chart and table would be lower if the adviser to the JHT portfolio had not reimbursed certain expenses of the portfolio during the periods shown.

Standard & Poor’s 500 Index — an unmanaged index comprised of 500 stocks chosen for market size, liquidity and industry group that is designed to reflect the risk/return characteristics of the universe of large cap stocks.

Lehman Brothers U.S. Aggregate Index — an unmanaged index comprised of the Lehman Brothers Government/Corporate Bond Index, the Lehman Brothers Mortgage-Backed Securities Index and the Lehman Brothers Asset-Backed Securities Index that measures the performance of investment-grade securities having a maturity of at least one year and which have more than $100 million of securities outstanding.

Combined Index — consists of 20% of the S&P 500 Index and 80% of the Lehman Brothers U.S. Aggregate Index.

Indexes have no sales charges and cannot be invested in directly. All figures assume dividend reinvestment.

MORNINGSTAR RATINGtm
« « « «

Overall rating for JHT Series I among 407 conservative allocation funds as of March 31, 2008.

Morningstar ratings measure risk-adjusted returns. The Overall Morningstar Ratingtm for a fund is derived from a weighted average of the performance figures associated with its 3-, 5- and 10-year (if applicable) rating metrics. The JHT portfolio (Series I) was rated 4 stars out of 407, 3 stars out of 265 and 4 stars out of 126 conservative allocation funds for the 3-, 5- and 10-year periods ended March 31, 2008, respectively, in the U.S. open-end fund universe.

For each fund with at least a 3-year history, Morningstar calculates a Morningstar Ratingtm based on a Morningstar Risk-Adjusted Return that accounts for variation in a fund’s monthly performance (including effects of sales charges, loads and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of funds in each category, the next 22.5%, 35%, 22.5% and the bottom 10% receive 5, 4, 3, 2 or 1 star(s), respectively. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Past performance is no guarantee of future results.

The Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolios currently do not have Morningstar ratings. Any future ratings assigned to Class R, R1, R2, R3, R4 and R5 shares of a Lifestyle Portfolio may be different from the Morningstar Ratingtm for the Series I shares of the corresponding JHT portfolio because such ratings will reflect, among other things, the different expenses of the Class R, R1, R2, R3, R4 and R5 shares of the Lifestyle Portfolio.

Lifestyle Portfolios – Appendix

44

For more information

Two documents are available with further information on the funds:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds, and includes a summary of the funds’ policy regarding disclosure of portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090.

©2008 John Hancock Funds, LLC     5/08    SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

MUTUAL FUNDS

John Hancock
Lifestyle Portfolios

CLASS 5 SHARES

Lifestyle Growth Portfolio

Lifestyle Balanced Portfolio

Lifestyle Moderate Portfolio

Prospectus
5-1-08

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

John Hancock Asset Allocation Portfolios

Fund summaries

A concise look at each fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Lifestyle Growth Portfolio

5	Lifestyle Balanced Portfolio

7	Lifestyle Moderate Portfolio

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

9	Other permitted investments

9	Risks of investing in the fund of funds

10	Risks of investing in the underlying funds

11	Who’s who

13	Financial highlights

15	Underlying fund information

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about each fund’s business policies and any distributions it may pay.

17	Who can buy shares

17	Class cost structure

17	Information for plan participants

17	Transaction policies

19	Dividends and account policies

19	Additional investor services

For more information See back cover

Lifestyle Portfolios Overview

There are three funds: Growth, Balanced and Moderate. Each fund is a “fund of funds” that invests in a number of underlying funds.

Because investors have different investment goals, risk tolerances, investment time horizons and financial circumstances, the funds offer three distinct, comprehensive investment programs designed for differing investment orientations. Each fund has a target percentage allocation between two kinds of underlying funds: those that invest primarily in equity securities and those that invest primarily in fixed-income securities.

Target allocation among underlying funds (%)

		Equity	Fixed-income
Portfolio	Investment Objective	funds	funds

Lifestyle Growth	Long-term growth of capital. Current income is also a consideration.	80	20

Lifestyle Balanced	A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	60	40

Lifestyle Moderate	A balance between a high level of current income and growth of capital, with a greater emphasis on income.	40	60

Each fund invests in Class NAV shares of affiliated underlying funds. Class NAV shares are sold without any sales charge and are not subject to distribution or Rule 12b-1 fees. The funds may also invest in similar Class NAV shares and in classes of shares of nonaffiliated funds that could have sales charges and be subject to distribution and/or Rule 12b-1 fees.

Each fund is monitored daily. To maintain target allocations in the underlying funds, daily cash flow for each fund will be directed to its underlying funds that most deviate from target. Quarterly, the subadviser may also rebalance each fund’s investment allocation to maintain its target allocations. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds held by a fund. Such adjustments may be made to increase or decrease a fund’s holdings of particular asset classes, such as common stocks of foreign issuers, or to adjust fund quality or the duration of fixed-income securities. Adjustments may also be made to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

The investment performance of each fund will reflect both its subadviser’s allocation decisions with respect to the underlying funds and the investment decisions made by the underlying fund’s subadvisers.

 Fund summary

John Hancock
Lifestyle Growth Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Goal and strategy

The fund seeks long-term growth of capital. Current income is also a consideration.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 80% of its assets in underlying funds that invest primarily in equity securities and approximately 20% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 80% of assets in equity underlying funds and 20% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 90%/10% or 70%/30%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular asset classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 9.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity, of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Growth Portfolio – Fund summary

3

Past performance

Calendar year total returns – Class 5 (%)

Best quarter: Q2 ’07, 5.07 Worst quarter: Q4 ’07, −1.94

2007
7.42

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		7-3-06

Class 5 before tax	7.42	11.66

After tax on distributions	5.76	9.20

After tax on distributions, with sale	4.98	8.58

80% Standard & Poor’s 500 Index/20% Lehman Brothers U.S. Aggregate Index	5.88	11.52	[1]

Calendar year total returns

These do not include sales charges, and would have been lower if they did. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly. All figures assume dividend reinvestment.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect at the time and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class 5

Management fee[2]	0.04

Other expenses	0.02

Acquired fund fees and expenses	0.88

Total fund operating expenses[3]	0.94

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 5

1 Year	96

3 Years	300

5 Years	520

10 Years	1,155

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

Lifestyle Growth Portfolio – Fund summary

4

 Fund summary

John Hancock
Lifestyle Balanced Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Goal and strategy

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 60% of its assets in underlying funds that invest primarily in equity securities and approximately 40% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 60% of assets in equity underlying funds and 40% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying funds allocation of 70%/30% or 50%/50%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 9.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market process tends to place greater emphasis on future earnings expectations.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Balanced Portfolio – Fund summary

5

Past performance

Calendar year total returns – Class 5 (%)

Best quarter: Q2 ’07, 3.56 Worst quarter: Q4 ’07, −1.34

2007
6.35

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		7-03-06

Class 5 before tax	6.35	10.87

After tax on distributions	4.60	8.26

After tax on distributions, with sale	4.21	7.79

60% Standard & Poor’s 500 Index/40% Lehman Brothers U.S. Aggregate Index	6.22	10.73	[1]

Calendar year total returns

These do not include sales charges. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class 5

Management fee[2]	0.04

Other expenses	0.02

Acquired fund fees and expenses	0.86

Total fund operating expenses[3]	0.92

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 5

1 Year	94

3 Years	293

5 Years	509

10 Years	1,131

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

Lifestyle Balanced Portfolio – Fund summary

6

 Fund summary

John Hancock
Lifestyle Moderate Portfolio

Day-to-day investment management: MFC Global Investment Management (U.S.A.) Limited

Goal and strategy

The fund seeks a balance between a high level of current income and growth of capital, with a greater emphasis on income.

To pursue this goal, the fund, which is a fund of funds, normally invests approximately 40% of its assets in underlying funds that invest primarily in equity securities and approximately 60% in underlying funds that invest primarily in fixed-income securities.

Variations in the target percentage allocation between underlying funds that invest primarily in equity securities and underlying funds that invest primarily in fixed-income securities are permitted up to 10% in either direction. Thus, based on its target percentage allocation of approximately 40% of assets in equity underlying funds and 60% in fixed-income underlying funds, the fund may have an equity/fixed-income underlying fund allocation of 50%/50% or 30%/70%. Although variations beyond the 10% range are generally not permitted, the subadviser may determine in light of market or economic conditions that the normal percentage limitations should be exceeded to protect the fund or to achieve its goal.

Within the prescribed percentage allocation, the subadviser selects the percentage level to be maintained in specific underlying funds. The assets of the fund are rebalanced quarterly to maintain the selected percentage level. The subadviser may from time to time adjust the percentage of assets invested in any specific underlying funds to increase or decrease the fund’s holdings of particular assets classes, such as common stocks of foreign issuers, to adjust fund quality or the duration of fixed-income securities, to increase or reduce the percentage of the fund’s assets subject to the management of a particular subadviser or to reflect fundamental changes in the investment environment.

The fund may invest in various underlying funds that as a group hold a wide range of equity type securities in their funds. These include small-, mid- and large-capitalization stocks; domestic and foreign securities (including emerging market securities); and sector holdings, such as utilities and science and technology stocks. In addition to investing in exchange traded funds (ETFs), the fund may also invest in the securities of other investment companies and may make direct investments in other types of investments. Each of the underlying funds has its own investment strategy which, for example, may focus on growth stocks or value stocks or may employ a strategy combining growth and income stocks and/or may invest in derivatives such as options on securities and futures contracts. Certain of the underlying funds in which the fund invests focus their investment strategy on fixed-income securities, which may include investment grade and below investment grade debt securities with maturities that range from short to longer term. The fixed-income underlying funds collectively hold various types of debt instruments, such as corporate bonds and mortgage-backed, government-issued, domestic and international securities.

For defensive purposes in abnormal market conditions or to meet redemption requests or make anticipated cash payments, the fund may temporarily invest extensively in cash and cash equivalents. In taking these measures, the fund might not achieve its investment goal.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks beginning on page 9.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of growth companies are subject to greater price fluctuations than other types of stocks because their market process tends to place greater emphasis on future earnings expectations.

Exchange traded funds risk Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track.

Fixed-income securities risk A rise in interest rates typically causes bond prices to fall. The longer the average maturity of the bonds held by the fund, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Fund of funds risk The fund is subject to the performance of the underlying funds in which it invests.

Investment company securities risk The fund bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invest.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Lifestyle Moderate Portfolio – Fund summary

7

Past performance

Calendar year total returns – Class 5 (%)

Best quarter: Q3 ’07, 2.02 Worst quarter: Q4 ’07, –0.43

2007
5.39

[BAR CHART]

Average annual total returns (%)	1 Year	Inception

as of 12-31-07		7-3-06

Class 5 before tax	5.39	9.21

After tax on distributions	3.68	6.70

After tax on distributions, with sale	3.55	6.41

40% Standard & Poor’s 500 Index/60% Lehman Brothers U.S. Aggregate Index	6.52	9.90	[1]

Calendar year total returns

These do not include sales charges. These represent how a fund’s returns vary from year to year and can give an idea of its risk; however, as always, past performance (before and after taxes) does not indicate future results. All figures assume dividend reinvestment.

Average annual total returns

Performance of broad-based indexes is included for comparison. Indexes have no sales charges and you cannot invest in them directly.

After-tax returns They reflect the highest individual federal marginal income tax rates in effect at the time, and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.

Standard & Poor’s 500 Index is an unmanaged index that includes 500 widely traded common stocks.

Lehman Brothers U.S. Aggregate Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

1	Index figure as of closest month end to inception date.

Investor costs

Annual operating expenses (%)	Class 5

Management fee[2]	0.04

Other expenses	0.02

Acquired fund fees and expenses	0.83

Total fund operating expenses[3]	0.89

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class 5

1 Year	91

3 Years	284

5 Years	493

10 Years	1,096

Annual operating expenses

These are paid from fund assets; shareholders therefore pay these costs indirectly. The fund has no shareholder transaction expenses.

2	The adviser intends to waive its advisory fee or reimburse the fund in an amount such that, with respect to such other assets, the sum of (i) the advisory fee paid by the fund to the adviser and (ii) the advisory fee paid by the underlying fund to and retained (after payment of any subadvisory fee) by the adviser or its affiliate, does not exceed an annual rate of 0.50%. See “Fund details — Management fees” for further information.

3	The Total fund operating expenses include fees and expenses incurred indirectly by the fund as a result of its investment in other investment companies (e.g., underlying funds) (each, an Acquired fund). The Total fund annual expenses shown may not correlate to the fund’s ratio of expenses to average net assets shown in the Financial highlights section, which does not include Acquired Fund fees and expenses.

Lifestyle Moderate Portfolio – Fund summary

8

 Fund details

Other permitted investments

The Fund may directly:

•	Purchase U.S. government securities and short-term paper.

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) within the same “group of investment companies” as that term is defined in Section 12 of the Investment Company Act of 1940 (1940 Act).

•	Purchase shares of other registered open-end investment companies (and registered unit investment trusts) where the adviser is not the same as, or affiliated with, the adviser to the Fund, including ETFs.

•	Invest in equity securities, which may include common and preferred stocks of large-, medium- and small-capitalization companies in both developed (including the U.S.) and emerging markets.

•	Invest in fixed-income securities, which may include debt securities of governments throughout the world (including the U.S.), their agencies and instrumentalities, debt securities of corporations and supranationals, inflation protected securities, convertible bonds, mortgage-backed securities, asset-backed securities and collateralized debt securities. Investments in fixed-income securities may include securities of issuers in both developed (including the U.S.) and emerging markets and may include fixed-income securities rated below investment grade.

•	Purchase securities of registered closed-end investment companies that are part of the same “group of investment companies” as that term is defined in Section 12 of the 1940 Act.

•	Invest up to 15% of its net assets in illiquid securities of such entities as limited partnerships and other pooled investment vehicles such as hedge funds.

•	Make short sales of securities (borrow and sell securities not owned by the fund), either to realize appreciation when a security that the fund does not own declines in value or as a hedge against potential declines in the value of a Fund security.

•	Invest in publicly traded partnerships, including publicly traded partnerships that invest principally in commodities or commodities-linked derivatives.

The fund may use various investment strategies such as hedging and other related transactions. For example, the fund may use derivative instruments (such as options, futures and swaps) for hedging purposes, including hedging various market risks and managing the effective maturity or duration of debt instruments held by the fund. In addition, these strategies may be used to gain exposure to a particular securities market. The fund may also purchase and sell commodities and may enter into swap contracts and other commodity-linked derivative instruments including those linked to physical commodities. Please refer to “Risk of hedging and other strategic transactions” in the Statement of Additional Information (SAI).

Because of uncertainties under federal tax laws as to whether income from commodity-linked derivative instruments would constitute “qualifying income” to a regulated investment company, the fund is not permitted to invest in such instruments unless the subadviser obtains prior written approval from the Fund’s Chief Compliance Officer. See “Additional information concerning taxes” in the SAI.

Asset allocation management

Subject to the limitations described above, the fund may at any time invest any percentage of its assets in any of the different investments described above. The subadviser may from time to time adjust the percentage of assets invested in any specific investment held by the fund. Such adjustments may be made, for example, to increase or decrease the fund’s holdings of particular asset classes, to adjust fund quality or the duration of fixed-income securities or to increase or reduce the percent of the fund’s assets subject to the management of a particular underlying fund’s subadviser. In addition, changes may be made to reflect fundamental changes in the investment environment.

Temporary defensive investing

The fund may invest up to 100% of its assets in cash or money market instruments for the purpose of:

•	meeting redemption requests,

•	making other anticipated cash payments, or

•	protecting the fund in the event the subadviser determines that market or economic conditions warrant a defensive posture.

To the extent the fund is in a defensive position, its ability to achieve its investment goal will be limited.

Risks of investing in the fund of funds

Below are descriptions of the factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the funds’ SAI.

Exchange traded funds (ETFs) risk

These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Fund of funds risk

A fund’s ability to achieve its investment goal will depend largely on the ability of the subadviser to select the appropriate mix of underlying funds. In addition, achieving a fund’s objective will depend on the performance of the underlying funds which depends on the underlying funds’ ability to meet their investment objectives. There can be no assurance that either the fund or the underlying funds will achieve their investment objective.

A fund is subject to the same risks as the underlying funds in which it invests. The fund invests in underlying funds that invest in fixed-income securities (including in some cases high yield securities) and equity securities, including foreign securities, and engage in hedging and other strategic transactions. To the extent that a fund invests in these securities directly or engages in hedging and other strategic transactions, the fund will be subject to the same risks.

Lifestyle Portfolios – Fund details

9

Investment company securities risk

The funds bear their own expenses and indirectly bear their proportionate share of expenses of the underlying funds in which they invest.

Risks of investing in the underlying funds

By owning shares of underlying funds, each of the funds indirectly invests, to varying degrees, in equity securities of U.S. companies, including small and medium-size companies and in fixed-income securities. Many of the underlying funds also invest in foreign securities. In addition, most of the underlying funds may invest in derivatives. To the extent that a fund invests directly in these securities or investments, the fund will be subject to the same risks. In this section, an underlying fund is referred to as a fund.

Equity securities risk.

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies the funds are invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. The funds may maintain substantial exposure to equities and generally do not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the funds to unpredictable declines in the value of their investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be underpriced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will underperform growth stocks.

Growth investing risk. Certain equity securities (generally referred to as growth securities) are purchased primarily because a subadviser believes that these securities will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other securities. Growth securities are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall.

Fixed-income securities risk.

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed income securities commonly referred to as “junk” securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Dependence on subadviser’s own credit analysis. While the subadviser may rely on ratings by established credit rating agencies, it

Lifestyle Portfolios – Fund details

10

will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate fixed income securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government fixed income securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk

Funds that invest in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security.

Currency risk. Currency risk is the risk that fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund’s investments. Currency risk includes both the risk that currencies in which a fund’s investments are traded, or currencies in which a fund has taken an active investment position, will decline in value relative to the U.S. dollar and, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. Certain funds may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. Certain funds may also take active currency positions and may cross-hedge currency exposure represented by their securities into another foreign currency. This may result in a fund’s currency exposure being substantially different than that suggested by its securities investments. All funds with foreign currency holdings and/or that invest or trade in securities denominated in foreign currencies or related derivative instruments may be adversely affected by changes in foreign currency exchange rates. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk, in addition to currency risk. Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the funds’ investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the funds’ business activities and retain the services of the various firms that carry out the funds’ operations. The Board of Trustees has the power to change the respective investment goal of each of the funds without shareholder approval.

Investment adviser

Manages the funds’ business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of December 31, 2007, the adviser had total assets under management of approximately $109 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser, and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to

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subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as a subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of the shareholders.

Management fees

Each fund pays the adviser a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III), and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets).

The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of John Hancock Trust (JHT) (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds); determined in accordance with the following schedule.

Advisory fee on assets invested in a fund of JHF II or JHF III

	First	Excess over
	$7.5 billion	$7.5 billion

Each Lifestyle fund	0.050%	0.040%

The fee on other assets is stated as an annual percentage of the current value of the aggregate net assets of the fund, the four other Lifestyle funds, and of the five corresponding Lifestyle Trusts of JHT (but only for the period during which the subadviser to the fund also serves as the subadviser for such other JHT and JHF II funds); determined in accordance with the following schedule.

Advisory fee on other assets

	First	Excess over
	$7.5 billion	$7.5 billion

Each Lifestyle fund	0.500%	0.490%

During their most recent full fiscal year, the funds paid the following management fees as a percentage of net assets to the investment adviser, which were based on a prior management fee structure. The prior management fee rate was 0.050% of the first $7.5 billion and 0.040% of the excess over $7.5 billion as a percentage of aggregate net assets.

Lifestyle Growth Portfolio: 0.041%
Lifestyle Balanced Portfolio: 0.041%
Lifestyle Moderate Portfolio: 0.041%

Out of these fees, the investment adviser in turn paid the fees of the subadviser and certain other service providers.

The basis for the Trustees’ approval of the fees, and of the investment advisory agreement overall, including the subadvisory agreement, is discussed in the funds’ December 31, 2007 annual report and June 30, 2007 semiannual report.

Subadviser

Handles the funds’ day-to-day fund management.

MFC Global Investment Management (U.S.A.) Limited
200 Bloor Street East
Toronto, Ontario, Canada M4W 1E5

•	provides investment advisory services to individual and institutional investors and is a wholly owned subsidiary of Manulife Financial Corporation

•	as of December 31, 2007, it and its affiliates had total assets under management of approximately $217 billion

•	supervised by the adviser, John Hancock Investment Management Services, LLC

Subadviser consultant

Deutsche Investment Management Americas, Inc.
345 Park Avenue
New York, NY 10154

•	provides subadvisory consulting services to the subadviser in its management of the funds

•	provides investment advisory services to retail and institutional clients

•	is a wholly owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group

Portfolio Managers

Below are brief biographical profiles of the funds’ investment management team, in alphabetical order. The managers share portfolio management responsibilities. For more about these individuals, including information about their compensation, other accounts they manage and any investments they may have in the funds, see the SAI.

Steve Orlich

•	portfolio manager since inception

•	joined MFC Global Investment Management (U.S.A.) Limited in 1998

•	Vice president and senior portfolio manager, Asset Allocation Portfolios

Scott Warlow

•	portfolio manager since 2007

•	joined MFC Global Investment Management (U.S.A.) Limited in 2002

•	Assistant vice president and portfolio manager, Asset Allocation Portfolios

Custodian

Holds the funds’ assets, settles all portfolio trades and collects most of the valuation data required for calculating the funds’ net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the funds and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

The financial highlights table below for each fund is intended to help investors understand the financial performance of the fund since inception. The total returns presented in the table represent the rate an investor would have earned (or lost) on an investment in a particular fund (assuming reinvestment of all dividends and distributions).

The financial statements of the funds as of December 31, 2007, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with the funds’ financial statements, in the funds’ annual reports, which have been incorporated by reference into the SAI and are available upon request.

Lifestyle Growth Class 5 Shares

Per share operating performance	period ended 8-31-06[13]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$14.40		$14.62		$14.66

Income (loss) from investment operations

Net investment income (loss)[1,2]	—	[11]	0.24		0.37

Net realized and unrealized gain (loss) on investments	0.22		0.97		0.70

Total from investment operations	0.22		1.21		1.07

Less distributions

From net investment income	—		(0.48)		(0.30)

From net realized gain	—		(0.36)		(0.45)

From capital paid-in	—		(0.33)		—

Total distributions	—		(1.17)		(0.75)

Net asset value, end of period	$14.62		$14.66		$14.98

Total return[3] (%)	1.53	[7]	8.24	[7]	7.42 [6]

Ratios and supplemental data

Net assets, end of period (in millions)	$3		$15		$46

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.06	[9]	0.06	[9]	0.06

Ratio of net expenses to average net assets[4] (%)	0.06	[9]	0.06	[9]	0.06 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.02)[9]		4.68	[9]	2.39

Portfolio turnover (%)	26	[7]	4	[7]	18

Lifestyle Balanced Class 5 Shares
Per share operating performance	period ended 8-31-06[13]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$14.17		$14.35		$14.32

Income (loss) from investment operations

Net investment income (loss)[1,2]	—	[11]	0.33		0.50

Net realized and unrealized gain (loss) on investments	0.31		0.74		0.40

Total from investment operations	0.31		1.07		0.90

Less distributions

From net investment income	(0.13)		(0.45)		(0.42)

From net realized gain	—		(0.27)		(0.32)

From capital paid-in	—		(0.38)		—

Total distributions	(0.13)		(1.10)		(0.74)

Net asset value, end of period	$14.35		$14.32		$14.48

Total return[3] (%)	2.23	[7]	7.42	[7]	6.35

Ratios and supplemental data

Net assets, end of period (in millions)	$1	[9]	$7	[9]	$19

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.01	[9]	0.06	[9]	0.06

Ratio of net expenses to average net assets[4] (%)	0.01	[9]	0.06	[9]	0.06 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.01)[9]		6.63	[9]	3.39

Portfolio turnover (%)	23	[7]	3	[7]	14

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Financial highlights, continued

Lifestyle Moderate Class 5 Shares

Per share operating performance	period ended 8-31-06[13]		12-31-06[5]		12-31-07

Net asset value, beginning of period	$13.48		$13.62		$13.49

Income (loss) from investment operations

Net investment income (loss)[1,2]	—	[11]	0.34		0.53

Net realized and unrealized gain (loss) on investments	0.30		0.47		0.19

Total from investment operations	0.30		0.81		0.72

Less distributions

From net investment income	(0.16)		(0.38)		(0.48)

From net realized gain	—		(0.21)		(0.19)

From capital paid-in	—		(0.35)		—

Total distributions	(0.16)		(0.94)		(0.67)

Net asset value, end of period	$13.62		$13.49		$13.54

Total return[3] (%)	2.27	[7]	5.93	[7]	5.39

Ratios and supplemental data

Net assets, end of period (in millions)	$1		$3		$5

Ratios to average net assets

Ratio of gross expenses to average net assets[4] (%)	0.01	[9]	0.06	[9]	0.06

Ratio of net expenses to average net assets[4] (%)	0.01	[9]	0.06	[9]	0.06 [14]

Ratio of net investment income (loss) to average net assets[1] (%)	(0.01)[9]		7.21	[9]	3.80

Portfolio turnover (%)	24	[7]	1	[7]	13

1	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying funds in which the Portfolio invests.

2	Based on the average for the shares outstanding.

3	Assumes dividend reinvestment and does not reflect the effect of sales charges.

4	Does not include expenses of the underlying affiliated funds in which the Portfolio invests.

5	Effective January 18, 2007, the fiscal year-end changed from August 31 to December 31.

6	Total returns would have been lower had certain expenses not been reduced during the periods shown.

7	Not annualized.

8	Does not take into consideration expense reductions during the periods shown.

9	Annualized.

10	Class A, Class B, Class C, Class R3, Class R4 and Class R5 shares began operations on October 18, 2005; Class R, Class R1 and Class R2 began operations on September 18, 2006; and Class 1 shares began operation on October 15, 2005.

11	Less than $0.01 per share.

12	Less than $500,000.

13	Class 5 shares began operation on July 3, 2006.

14	Ratios do not include expenses indirectly incurred from underlying portfolios whose expense ratios can vary between 0.79% and 0.91% based on the mix of underlying portfolios held by the portfolio.

15	Includes transfer agent fee earned credits of less than 0.01% to average net assets.

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Underlying fund information

The funds invest primarily in underlying funds. Therefore, each fund’s investment performance is directly related to the investment performance of the underlying funds. Information regarding the underlying funds is available in the applicable fund’s prospectus and SAI. This prospectus is not an offer for any of the underlying funds. For copies of the prospectuses of the John Hancock underlying funds, which contain this and other information, visit our Web site at www.jhfunds.com.

As of March 31, 2008, the funds allocated assets to the underlying funds stated below.

Lifestyle Growth Portfolio

Underlying fund:	Subadviser:

All Cap Core Fund	Deutsche Investment Management Americas Inc.
All Cap Growth Fund	A I M Capital Management, Inc.
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Small Company Fund	Dimensional Fund Advisors LP
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Intersection Fund	Wellington Management Company, LLP
Mid Cap Stock Fund	Wellington Management Company, LLP
Mid Cap Value Equity Fund	RiverSource Investments, LLC
Mid Cap Value Fund	Lord, Abbett & Co. LLC
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Cap Fund	Independence Investments LLC
Small Cap Intrinsic Value Fund	MFC Global Investment Management (U.S.), LLC
Small Cap Opportunities Fund	Munder Capital Management
Small Company Growth Fund	A I M Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.
Vista Fund	American Century Investment Management, Inc.

Lifestyle Balanced Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
All Cap Core Fund	Deutsche Investment Management Americas Inc.
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Fund	Jennison Associates LLC
Core Bond Fund	Wells Capital Management, Incorporated
Core Equity Fund	Legg Mason Capital Management, Inc.
Emerging Markets Value Fund	Dimensional Fund Advisors LP
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC

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Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
Index 500 Fund	MFC Global Investment Management (U.S.A.) Limited
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Opportunities Fund	Marsico Capital Management, LLC
International Small Cap Fund	Templeton Investment Counsel, LLC
International Value Fund	Templeton Investment Counsel, Inc.
Large Cap Fund	UBS Global Asset Management (Americas) Inc.
Large Cap Value Fund	BlackRock Investment Management, LLC
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Mid Cap Stock Fund	Wellington Management Company, LLP
Natural Resources Fund	Wellington Management Company, LLP
Optimized Value Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Company Growth Fund	A I M Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.

Lifestyle Moderate Portfolio

Underlying fund:	Subadviser:

Active Bond Fund	Declaration Management & Research LLC and MFC Global Investment Management (U.S.), LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Core Bond Fund	Wells Capital Management, Incorporated
Core Equity Fund	Legg Mason Capital Management, Inc.
Equity-Income Fund	T. Rowe Price Associates, Inc.
Floating Rate Income Fund	Western Asset Management Company
Fundamental Value Fund	Davis Selected Advisers, LP
Global Bond Fund	Pacific Investment Management Company LLC
Global Real Estate Fund	Deutsche Investment Management Americas Inc.
High Income Fund	MFC Global Investment Management (U.S.), LLC
High Yield Fund	Western Asset Management Company
International Core Fund	Grantham, Mayo, Van Otterloo & Co. LLC
International Equity Index Fund	SSgA Funds Management, Inc.
International Opportunities Fund	Marsico Capital Management, LLC
International Value Fund	Templeton Investment Counsel, Inc.
Investment Quality Bond Fund	Wellington Management Company, LLP
Mid Cap Index Fund	MFC Global Investment Management (U.S.A.) Limited
Real Estate Equity Fund	T. Rowe Price Associates, Inc.
Real Return Bond Fund	Pacific Investment Management Company LLC
Small Company Fund	American Century Investment Management, Inc.
Small Company Growth Fund	A I M Capital Management, Inc.
Small Company Value Fund	T. Rowe Price Associates, Inc.
Spectrum Income Fund	T. Rowe Price Associates, Inc.
Strategic Bond Fund	Western Asset Management Company
Strategic Income Fund	MFC Global Investment Management (U.S.), LLC
Total Return Fund	Pacific Investment Management Company LLC
U.S. High Yield Bond Fund	Wells Capital Management, Incorporated
U.S. Multi-Sector Fund	Grantham, Mayo, Van Otterloo & Co. LLC
Value & Restructuring Fund	UST Advisers, Inc.

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 Your account

Who can buy shares

Class 5 shares are available to certain types of investors, as noted below:

Class 5 shares are available only to the John Hancock Freedom 529 Plan, a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended (a 529 Plan), distributed by John Hancock Distributors, LLC (the distributor) through other broker-dealers that have a selling agreement with the distributor.

Class cost structure

Class 5 Shares are sold without imposition of any initial sales charge, contingent sales charge, service fee or distribution fee.

The performance and expenses information included in this prospectus does not reflect fees and expenses of any plan, which may use the fund as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

Information for plan participants

Plan participants generally must contact their plan service provider to purchase, redeem or exchange shares.

The administrator of a 529 Plan can provide participants with detailed information on how to participate in the Plan, elect a fund as an investment option, elect different investment options, alter the amounts contributed to the Plan or change allocations among investment options. For questions about participant accounts, participants should contact their employee benefits office, the Plan administrator or the organization that provides recordkeeping services for the Plan.

Financial service firms may provide some of the shareholder servicing and account maintenance services required by 529 Plans, including transfers of registration, dividend payee changes and generation of confirmation statements, and may arrange for Plan administrators to provide other investment or administrative services. Financial service firms may charge 529 Plan participants transaction fees and/or other additional amounts for such services. Similarly, 529 Plans may charge plan participants for certain expenses. These fees and additional amounts could reduce an investment return in Class 5 shares of the fund.

Transaction policies

Valuation of shares

The NAV per share for each class of the fund and share class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m., Eastern Time). The NAV for each fund is calculated based upon the NAVs of the underlying funds and other investments in which it invests. A prospectus for the underlying funds explains the circumstances under which those underlying funds use fair-value pricing and the effects of doing so.

Purchase and redemption prices

When you purchase shares, you pay the NAV. When you redeem shares, you receive the NAV.

Execution of requests

Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Purchase and redemption requests are executed at the next NAV to be calculated after receipt of your request in good order.

In unusual circumstances, any fund may temporarily suspend the processing of redemption requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Excessive trading

The funds are intended for long-term investment purposes only and do not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of a fund can disrupt fund investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations, within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, a fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to the specific “Limitation on exchange activity” described below if the fund or its agents determine that accepting the order could interfere with the efficient management of a fund’s underlying funds or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that a fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. Each fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. A fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the funds, subject to the limitations described below, take steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate

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procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed, or may be modified, under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset-allocation and dollar-cost-averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since management believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above.

In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection, and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that a fund or its agents are unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund, and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in fund transactions. Increased fund transactions and use of the line of credit would correspondingly increase a fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in any fund, certain types of funds are more likely than others to be targets of excessive trading.

For example:

•	A fund that invests a significant portion of its assets in small- or mid capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares.” These types of securities entail a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of fund shares held by other share holders.

Account Information

The fund is required by law to obtain information for verifying an accountholder’s identity. For example, an individual will be required to supply his or her name, address, date of birth and Social Security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the Fund may

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close your account, redeem your shares at the next NAV and take any other steps that it deems reasonable.

Dividends and account policies

Dividends

The fund generally declares and pays income dividends annually. Capital gains, if any, are distributed annually, typically after the end of the fiscal year.

Dividend reinvestments

Dividends from a fund will be automatically reinvested on the dividend record date.

Taxability of dividends

529 Plans are exempt from federal income taxes, and dividends received by such a Plan from a fund, and gains recognized by such a Plan, are not subject to federal income tax. Portions of distributions from such a 529 Plan, based upon income and gain, will be subject to income tax in the hands of the distributee.

For investors who are not exempt from federal income taxes, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund’s short-term capital gains are taxable as ordinary income. Dividends from a fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

Additional investor services

Disclosure of fund portfolio holdings

The funds’ policy regarding disclosure of fund holdings can be found in the SAI and fund holdings information can be found at www.jhfunds.com.

The holdings of each fund will be posted to the Web site listed above within 30 days after each calendar month end and within 30 days after any material changes are made to the holdings of the fund. The holdings of each fund are also disclosed quarterly to the SEC on Form N-Q as of the end of the first and third quarters of the fund’s fiscal year and on Form N-CSR as of the second and fourth quarters of the fund’s fiscal year. Each fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable fiscal quarter end.

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For more information

Two documents are available with further information on the funds:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the funds, and includes a summary of the funds’ policy regarding disclosure of portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room, call 1-202-551-8090.

©2008 John Hancock Funds, LLC    LS5PN 5/08    SEC file number: 811-21779

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

JOHN HANCOCK FUNDS II
Statement of Additional Information
May 1, 2008
Lifestyle Aggressive Portfolio
Lifestyle Balanced Portfolio
Lifestyle Conservative Portfolio
Lifestyle Growth Portfolio
Lifestyle Moderate Portfolio
This Statement of Additional Information (“SAI”) provides information about the series of John Hancock Funds II (“JHF II”) listed above (each a “Portfolio”). Each Portfolio is a “fund of funds” that invests in a number of other affiliated underlying funds of JHF II and may also invest in other funds for which the JHF II’s investment adviser or any of its affiliates serves as investment adviser (each referred to as a “Fund”). The Portfolios may also invest in funds where the adviser is not the same as, or affiliated with, JHF II’s investment adviser (“Nonaffiliated Underlying Funds”) (collectively, affiliated underlying funds and Nonaffiliated Underlying Funds are referred to as “Underlying Funds”). The information in this SAI is in addition to the information that is contained in the Portfolios’ prospectuses dated May 1, 2008.
This SAI is not a prospectus. It should be read in conjunction with the prospectuses for JHF II. The annual shareholder reports of the Portfolios for the fiscal year ended December 31, 2007 are incorporated by reference into this SAI. Copies of JHF II’s prospectuses (collectively, the “Prospectus”) and shareholder reports can be obtained free of charge by contacting:
John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510
1-(800)-225-5291
www.jhfunds.com

ORGANIZATION OF JOHN HANCOCK FUNDS II
JHF II was organized on June 28, 2005 as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts and is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Each of the Portfolios is a series of JHF II.
John Hancock Investment Management Services, LLC (the “Adviser”) is the investment adviser to JHF II and each of the Portfolios. The Adviser is a Delaware limited liability corporation whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation (“MFC”), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.
Manulife Financial is a leading Canadian-based financial services group serving millions of customers in 19 countries and territories worldwide. Operating as Manulife Financial in Canada and Asia, and primarily as John Hancock in the United States, the group offers clients a diverse range of financial protection products and wealth management services through its extensive network of employees, agents and distribution partners. Funds under management by Manulife Financial and its subsidiaries were Cdn$396 billion (US$392 billion) as of December 31, 2007.
MFC trades as ‘MFC’ on the Toronto Stock Exchange, New York Stock Exchange and Philippine Stock Exchange, and under ‘0945’ on the Stock Exchange of Hong Kong. MFC can be found on the Internet at www.manulife.com.
INVESTMENT POLICIES
The principal strategies and risks of investing in each Portfolio are described in the applicable Prospectus. Unless otherwise indicated in the applicable Prospectus or SAI, the investment objective and policies of the Funds and Portfolios may be changed without shareholder approval. Each Fund and Portfolio may invest in the types of instruments described below, unless otherwise indicated in the applicable Prospectus or SAI.
Money Market Instruments
Money market instruments (and other securities as noted under each Fund description) may be purchased for temporary defensive purposes. Certain Underlying Funds may also invest in money market instruments when opportunities for capital growth do not appear attractive.
U.S. Government And Government Agency Obligations
U.S. Government Obligations. U.S. Government obligations are debt securities issued or guaranteed as to principal or interest by the U.S. Treasury. These securities include treasury bills, notes and bonds.
GNMA Obligations. GNMA obligations are mortgage-backed securities guaranteed by the Government National Mortgage Association (the “GNMA”), which guarantee is supported by the full faith and credit of the U.S. Government.
U.S. Agency Obligations. U.S. Government agency obligations are debt securities issued or guaranteed as to principal or interest by an agency or instrumentality of the U.S. Government pursuant to authority granted by Congress. U.S. Government agency obligations include, but are not limited to:

-Student Loan Marketing Association;

-Federal Home Loan Banks (“FHLBs”);

-Federal Intermediate Credit Banks; and

-Federal National Mortgage Association (“Fannie Mae”).
U.S. Instrumentality Obligations. U.S. instrumentality obligations include, but are not limited to, those issued by the Export-Import Bank and Farmers Home Administration.
Some obligations issued or guaranteed by U.S. Government agencies or instrumentalities are supported by the right of the issuer to borrow from the U.S. Treasury or the Federal Reserve Banks, such as those issued by Federal Intermediate

Credit Banks. Others, such as those issued by the Fannie Mae, FHLBs and the Federal Home Loan Mortgage Corporation (“Freddie Mac”) are supported by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality. In addition, other obligations such as those issued by the Student Loan Marketing Association are supported only by the credit of the agency or instrumentality. There are also separately traded interest components of securities issued or guaranteed by the U.S. Treasury.
No assurance can be given that the U.S. Government will provide financial support for the obligations of such U.S. Government-sponsored agencies or instrumentalities in the future, since it is not obligated to do so by law. In this document, “U.S. Government securities” refers not only to securities issued or guaranteed as to principal or interest by the U.S. Treasury but also to securities that are backed only by their own credit and not the full faith and credit of the U.S. Government.
Municipal Obligations
Municipal Bonds. Municipal bonds are issued to obtain funding for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the subadviser in determining whether a municipal obligation meets investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.
Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.
Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.
Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the federal income tax treatment of municipal obligations issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.
Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.
The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard & Poor’s (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”) and Fitch Investors Service (“Fitch”) represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix A for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.
Canadian and Provincial Government and Crown Agency Obligations
Canadian Government Obligations. Canadian Government obligations are debt securities issued or guaranteed as to principal or interest by the Government of Canada pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. These securities include treasury bills, notes, bonds, debentures and marketable Government of Canada loans.
Canadian Crown Obligations. Canadian Crown agency obligations are debt securities issued or guaranteed by a Crown corporation, company or agency (“Crown Agencies”) pursuant to authority granted by the Parliament of Canada and approved by the Governor in Council, where necessary. Certain Crown Agencies are by statute agents of Her Majesty in right of Canada, and their obligations, when properly authorized, constitute direct obligations of the Government of Canada. These obligations include, but are not limited to, those issued or guaranteed by the:

-Export Development Corporation;

-Farm Credit Corporation;

-Federal Business Development Bank; and

-Canada Post Corporation.
In addition, certain Crown Agencies that are not, by law, agents of Her Majesty may issue obligations that, by statute, the Governor in Council may authorize the Minister of Finance to guarantee on behalf of the Government of Canada. Other Crown Agencies that are not, by law, agents of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by the Government of Canada. No assurance can be given that the Government of Canada will support the obligations of Crown Agencies that are not agents of Her Majesty, which it has not guaranteed, since it is not obligated to do so by law.
Provincial Government Obligations. Provincial Government obligations are debt securities issued or guaranteed as to principal or interest by the government of any province of Canada pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. These securities include treasury bills, notes, bonds and debentures.
Provincial Crown Agency Obligations. Provincial Crown Agency obligations are debt securities issued or guaranteed by a provincial Crown corporation, company or agency (“Provincial Crown Agencies”) pursuant to authority granted by the provincial Legislature and approved by the Lieutenant Governor in Council of such province, where necessary. Certain Provincial Crown Agencies are by statute agents of Her Majesty in right of a particular province of Canada, and their obligations, when properly authorized, constitute direct obligations of such province. Other Provincial Crown Agencies which are not by law agents of Her Majesty in right of a particular province of Canada may issue obligations which by statute the Lieutenant Governor in Council of such province may guarantee, or may authorize the Treasurer thereof to guarantee, on behalf of the government of such province. Finally, other Provincial Crown Agencies that are not, by law, agencies of Her Majesty may issue or guarantee obligations not entitled to be guaranteed by a provincial government. No assurance can be given that the government of any province of Canada will support the obligations of Provincial Crown Agencies that are not agents of Her Majesty and that it has not guaranteed, as it is not obligated to do so by law. Provincial Crown Agency obligations described above include, but are not limited to, those issued or guaranteed by a:

-provincial railway corporation;

-provincial hydroelectric or power commission or authority;

-provincial municipal financing corporation or agency; and

-provincial telephone commission or authority.
Any Canadian obligation acquired will be payable in U.S. dollars.
Certificates Of Deposit, Time Deposits And Bankers’ Acceptances
Certificates of Deposit. Certificates of deposit are certificates issued against funds deposited in a bank or a savings and loan. They are issued for a definite period of time and earn a specified rate of return.

Time Deposits. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates.
Bankers’ Acceptances. Bankers’ acceptances are short-term credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer. These instruments reflect the obligations both of the bank and of the drawer to pay the face amount of the instrument upon maturity. They are primarily used to finance the import, export, transfer or storage of goods. They are “accepted” when a bank guarantees their payment at maturity.
These obligations are not insured by the Federal Deposit Insurance Corporation.
Commercial Paper
Commercial paper consists of unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is issued in bearer form with maturities generally not exceeding nine months. Commercial paper obligations may include variable amount master demand notes.
Variable Amount Master Demand Notes. Variable amount master demand notes are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between a fund, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The investing (i.e., “lending”) fund has the right to increase the amount under the note at any time up to the full amount provided by the note agreement, or to decrease the amount, and the borrower may prepay up to the full amount of the note without penalty. Because variable amount master demand notes are direct lending arrangements between the lender and borrower, it is not generally contemplated that such instruments will be traded. There is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time.
A subadviser will only invest in variable amount master demand notes issued by companies which, at the date of investment, have an outstanding debt issue rated “Aaa” or “Aa” by Moody’s or “AAA” or “AA” by S&P and which the applicable subadviser has determined present minimal risk of loss. A subadviser will look generally at the financial strength of the issuing company as “backing” for the note and not to any security interest or supplemental source, such as a bank letter of credit. A variable amount master demand note will be valued on each day a net asset value (“NAV”) is determined. The NAV will generally be equal to the face value of the note plus accrued interest unless the financial position of the issuer is such that its ability to repay the note when due is in question.
Corporate Obligations
Corporate obligations are bonds and notes issued by corporations to finance long-term credit needs.
Repurchase Agreements
Repurchase agreements are arrangements involving the purchase of an obligation and the simultaneous agreement to resell the same obligation on demand or at a specified future date and at an agreed upon price. A repurchase agreement can be viewed as a loan made by a fund to the seller of the obligation with such obligation serving as collateral for the seller’s agreement to repay the amount borrowed with interest. Repurchase agreements permit the opportunity to earn a return on cash that is only temporarily available. Repurchase agreements may be entered with banks, brokers or dealers. However, a repurchase agreement will only be entered with a broker or dealer if the broker or dealer agrees to deposit additional collateral should the value of the obligation purchased decrease below the resale price.
Generally, repurchase agreements are of a short duration, often less than one week but on occasion for longer periods. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchase obligation, including the interest accrued thereon.
A subadviser shall engage in a repurchase agreement transaction only with those banks or broker/dealers who meet the subadviser’s quantitative and qualitative criteria regarding creditworthiness, asset size and collateralization requirements. The Adviser also may engage in repurchase agreement transactions. The counterparties to a repurchase agreement transaction are limited to a:

-Federal Reserve System member bank;

-primary government securities dealer reporting to the Federal Reserve Bank of New York’s Market Reports Division; or

-broker/dealer, which reports U.S. Government securities positions to the Federal Reserve Board.
A Fund may also participate in repurchase agreement transactions utilizing the settlement services of clearing firms that meet applicable Adviser and/or subadviser creditworthiness requirements.
The Adviser and the subadvisers will continuously monitor the respective transaction to ensure that the collateral held with respect to a repurchase agreement equals or exceeds the amount of the respective obligation.
The risk of a repurchase agreement transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. If an issuer of a repurchase agreement fails to repurchase the underlying obligation, the loss, if any, would be the difference between the repurchase price and the underlying obligation’s market value. A fund might also incur certain costs in liquidating the underlying obligation. Moreover, if bankruptcy or other insolvency proceedings are commenced with respect to the seller, realization upon the underlying obligation might be delayed or limited.
Foreign Repurchase Agreements
Foreign repurchase agreements involve an agreement to purchase a foreign security and to sell that security back to the original seller at an agreed-upon price in either U.S. dollars or foreign currency. Unlike typical U.S. repurchase agreements, foreign repurchase agreements may not be fully collateralized at all times. The value of a security purchased may be more or less than the price at which the counterparty has agreed to repurchase the security. In the event of default by the counterparty, a fund may suffer a loss if the value of the security purchased is less than the agreed-upon repurchase price, or if it is unable to successfully assert a claim to the collateral under foreign laws. As a result, foreign repurchase agreements may involve higher credit risks than repurchase agreements in U.S. markets, as well as risks associated with currency fluctuations. In addition, as with other emerging market investments, repurchase agreements with counterparties located in emerging markets, or relating to emerging markets, may involve issuers or counterparties with lower credit ratings than typical U.S. repurchase agreements.
OTHER INSTRUMENTS
The following discussion provides an explanation of some of the other instruments in which certain Underlying Funds (as indicated) may directly invest consistent with their investment objectives and policies.
Warrants
Warrants may trade independently of the underlying securities. Warrants are rights to purchase securities at specific prices and are valid for a specific period of time. Warrant prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants cease to have value if not exercised prior to the expiration date. These factors can make warrants more speculative than other types of investments.
Reverse Repurchase Agreements
Under a reverse repurchase agreement, a fund sells a debt security and agrees to repurchase it at an agreed upon time and at an agreed upon price. The fund retains record ownership of the security and the right to receive interest and principal payments thereon. At an agreed upon future date, the fund repurchases the security by remitting the proceeds previously received, plus interest. The difference between the amount the fund receives for the security and the amount it pays on repurchase is payment of interest. In certain types of agreements, there is no agreed-upon repurchase date and interest payments are calculated daily, often based on the prevailing overnight repurchase rate. A reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a fund’s NAV per share. A fund will cover its repurchase agreement transactions by maintaining in a segregated custodial account cash, Treasury bills or other U.S. Government securities having an aggregate value at least equal to the amount of such commitment to repurchase including accrued interest, until payment is made.
Investments in Creditors’ Claims
Creditors’ claims in bankruptcy (“Creditors’ Claims”) are rights to payment from a debtor under the U.S. bankruptcy laws. Creditors’ Claims may be secured or unsecured. A secured claim generally receives priority in payment over unsecured claims.
Sellers of Creditors’ Claims can either be: (i) creditors that have extended unsecured credit to the debtor company (most commonly trade suppliers of materials or services); or (ii) secured creditors (most commonly financial institutions) that have obtained collateral to secure an advance of credit to the debtor. Selling a Creditor’s Claim offers the creditor an opportunity to turn a claim that otherwise might not be satisfied for many years into liquid assets.
Creditors’ Claims may be purchased directly from a creditor although most are purchased through brokers. Creditors’ Claims can be sold as a single claim or as part of a package of claims from several different bankruptcy filings. Purchasers of Creditors’ Claims, such as the High Income Fund, may take an active role in the reorganization process of the bankrupt company and, in certain situations where the Creditors’ Claim is not paid in full, the claim may be converted into stock of the reorganized debtor.
Although Creditors’ Claims can be sold to other investors, the market for Creditors’ Claims is not liquid and, as a result, a purchaser of a Creditors’ Claim may be unable to sell the claim or may have to sell it at a drastically reduced price. There is no guarantee that any payment will be received from a Creditors’ Claim, especially in the case of unsecured claims.
Mortgage Securities
Prepayment of Mortgages. Mortgage securities differ from conventional bonds in that principal is paid over the life of the securities rather than at maturity. As a result, a fund that invests in mortgage securities receives monthly scheduled payments of principal and interest, and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When a fund reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest which is higher or lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of debt securities as a means of locking in long term interest rates.
In addition, because the underlying mortgage loans and assets may be prepaid at any time, if a fund purchases mortgage securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is slower than expected will increase yield to maturity. Conversely, if a fund purchases these securities at a discount, faster than expected prepayments will increase yield to maturity, while slower than expected payments will reduce yield to maturity.
Adjustable Rate Mortgage Securities. Adjustable rate mortgage securities are similar to the fixed rate mortgage securities discussed above, except that unlike fixed rate mortgage securities, adjustable rate mortgage securities are collateralized by or represent interests in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. Most adjustable rate mortgage securities provide for an initial mortgage rate that is in effect for a fixed period, typically ranging from three to twelve months. Thereafter, the mortgage interest rate will reset periodically in accordance with movements in a specified published interest rate index. The amount of interest due to an adjustable rate mortgage holder is determined in accordance with movements in a specified published interest rate index by adding a pre-determined increment or “margin” to the specified interest rate index. Many adjustable rate mortgage securities reset their interest rates based on changes in:

-one-year, three-year and five-year constant maturity Treasury Bill rates;

-three-month or six-month Treasury Bill rates;

-11th District Federal Home Loan Bank Cost of Funds;

-National Median Cost of Funds; or

-one-month, three-month, six-month or one-year London Interbank Offered Rate (“LIBOR”) and other market rates.
During periods of increasing rates, a fund will not benefit from such increase to the extent that interest rates rise to the point where they cause the current coupon of adjustable rate mortgages held as investments to exceed any maximum allowable annual or lifetime reset limits or “cap rates” for a particular mortgage. In this event, the value of the mortgage securities in a fund would likely decrease. During periods of declining interest rates, income to a fund derived from adjustable rate mortgages which remain in a mortgage pool may decrease in contrast to the income on fixed rate mortgages, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments. Also, a fund’s NAV could vary to the extent that current yields on adjustable rate mortgage securities held as investments are different than market yields during interim periods between coupon reset dates.
Privately-Issued Mortgage Securities. Privately-issued mortgage securities provide for the monthly principal and interest payments made by individual borrowers to pass through to investors on a corporate basis, and in privately issued collateralized mortgage obligations, as further described below. Privately-issued mortgage securities are issued by private originators of, or investors in, mortgage loans, including:

-mortgage bankers;

-commercial banks;

-investment banks;

-savings and loan associations; and

-special purpose subsidiaries of the foregoing.
Since privately-issued mortgage certificates are not guaranteed by an entity having the credit status of the GNMA or Freddie Mac, such securities generally are structured with one or more types of credit enhancement. For a description of the types of credit enhancements that may accompany privately-issued mortgage securities, see “Types of Credit Support” below. A fund that invests in mortgage securities will not limit its investments to asset-backed securities with credit enhancements.
Collateralized Mortgage Obligations (“CMOs”). CMOs generally are bonds or certificates issued in multiple classes that are collateralized by or represent an interest in mortgages. CMOs may be issued by single-purpose, stand-alone finance subsidiaries or trusts of financial institutions, government agencies, investment banks or other similar institutions. Each class of CMOs, often referred to as a “tranche,” may be issued with a specific fixed coupon rate (which may be zero) or a floating coupon rate. Each class of CMOs also has a stated maturity or final distribution date. Principal prepayments on the underlying mortgages may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrued on CMOs on a monthly, quarterly or semiannual basis. The principal of and interest on the underlying mortgages may be allocated among the several classes of a series of a CMO in many ways. The general goal sought to be achieved in allocating cash flows on the underlying mortgages to the various classes of a series of CMOs is to create tranches on which the expected cash flows have a higher degree of predictability than the underlying mortgages. In creating such tranches, other tranches may be subordinated to the interests of these tranches and receive payments only after the obligations of the more senior tranches have been satisfied. As a general matter, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgages. The yields on these tranches are relatively higher than on tranches with more predictable cash flows. Because of the uncertainty of the cash flows on these tranches, and the sensitivity of these transactions to changes in prepayment rates on the underlying mortgages, the market prices of and yields on these tranches tend to be highly volatile. The market prices of and yields on tranches with longer terms to maturity also tend to be more volatile than tranches with shorter terms to maturity due to these same factors. To the extent the mortgages underlying a series of a CMO are so-called “subprime mortgages” (mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher, which increases the risk that one or more tranches of a CMO will not receive its predicted cash flows.
CMOs purchased by a Fund may be:

(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. Government;

(2) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and the guarantee is collateralized by U.S. Government securities; or

(3) securities for which the proceeds of the issuance are invested in mortgage securities and payment of the principal and interest is supported by the credit of an agency or instrumentality of the U.S. Government.

Separate Trading of Registered Interest and Principal of Securities (“STRIPS”). Separately traded interest components of securities may be issued or guaranteed by the U.S. Treasury. The interest components of selected securities are traded independently under the STRIPS program. Under the STRIPS program, the interest components are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the component parts independently.
Stripped Mortgage Securities. Stripped mortgage securities are derivative multi-class mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities in which the Funds invest. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities may be illiquid and, together with any other illiquid investments, will not exceed 15% of a Fund’s net assets. See “Additional Investment Policies.”
Stripped mortgage securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal only or “PO” class). The yield to maturity on an IO class is extremely sensitive to changes in prevailing interest rates and the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on an investing fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, such fund may fail to fully recoup its initial investment in these securities even if the securities are rated highly.
As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. The value of the other mortgage securities described in the Prospectus and SAI, like other debt instruments, will tend to move in the opposite direction to interest rates. Accordingly, investing in IOs, in conjunction with the other mortgage securities described in the Prospectus and SAI, is expected to contribute to a fund’s relatively stable NAV.
Similar securities such as Super Principal Only (“SPO”) and Levered Interest Only (“LIO”) are more volatile than POs and IOs. Risks associated with instruments such as SPOs are similar in nature to those risks related to investments in POs. Risks associated with LIOs and IOettes (a.k.a. “high coupon bonds”) are similar in nature to those associated with IOs. Other similar instruments may develop in the future.
Under the Internal Revenue Code of 1986, as amended (the “Code”), POs may generate taxable income from the current accrual of original issue discount, without a corresponding distribution of cash to a fund.
Inverse Floaters. Inverse floaters may be issued by agencies or instrumentalities of the U.S. Government, or by private issuers, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Inverse floaters have greater volatility than other types of mortgage securities in which a fund invests (with the exception of stripped mortgage securities and there is a risk that the market value will vary from the amortized cost). Although inverse floaters are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, inverse floaters may be illiquid together with any other illiquid investments, will not exceed 15% of a fund’s net assets. See “Additional Investment Policies.”
Inverse floaters are derivative mortgage securities which are structured as a class of security that receives distributions on a pool of mortgage assets. Yields on inverse floaters move in the opposite direction of short-term interest rates and at an accelerated rate.
Types of Credit Support. Mortgage securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities may contain elements of credit support. A discussion of credit support is described under “Asset-Backed Securities.”

Asset-Backed Securities
The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose corporations, automobile and credit card receivables are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to the CMO structure.
Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of a shorter maturity than mortgage loans. As a result, investment in these securities should be subject to less volatility than mortgage securities. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are prepaid, a fund must reinvest the prepaid amounts in securities with the prevailing interest rates at the time. Therefore, a fund’s ability to maintain an investment including high-yielding asset-backed securities will be affected adversely to the extent that prepayments of principal must be reinvested in securities which have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss. Unless otherwise stated in the Prospectus, a Fund will only invest in asset-backed securities rated, at the time of purchase, AA or better by S&P or Aa or better by Moody’s.
As with mortgage securities, asset-backed securities are often backed by a pool of assets representing the obligation of a number of different parties and use similar credit enhancement techniques. For a description of the types of credit enhancement that may accompany asset-backed securities, see “Types of Credit Support” below. A Fund or Portfolio investing in asset-backed securities will not limit its investments to asset-backed securities with credit enhancements. Although asset-backed securities are not generally traded on a national securities exchange, such securities are widely traded by brokers and dealers, and will not be considered illiquid securities for the purposes of the investment restriction on illiquid securities under “Additional Investment Policies.”
Types of Credit Support. To lessen the impact of an obligor’s failure to make payments on underlying assets, mortgage securities and asset-backed securities may contain elements of credit support. Such credit support falls into two categories:

-liquidity protection; and

-default protection.
Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool of assets occurs in a timely fashion. Default protection provides against losses resulting from ultimate default and enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. A fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
Some examples of credit support include:

-“senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class);

-creation of “reserve funds” (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses); and

-“over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment on the securities and pay any servicing or other fees).
The ratings of mortgage securities and asset-backed securities for which third-party credit enhancement provides liquidity protection or default protection are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of these securities could be reduced in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experienced on the underlying pool of assets is better than expected.
The degree of credit support provided for each issue is generally based on historical information concerning the level of credit risk associated with the underlying assets. Delinquency or loss greater than anticipated could adversely affect the return on an investment in mortgage securities or asset-backed securities.
Collateralized Debt Obligations. Collateralized debt obligations (“CDOs”) include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust, which is backed by a diversified pool of high risk, below investment grade fixed income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans.
For both CBOs and CLOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CBO trust or CLO trust typically have higher ratings and lower yields than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CBO or CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CBO or CLO securities as a class.
The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a fund as illiquid securities; however an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities discussed elsewhere in the SAI and the Prospectus (e.g., interest rate risk and default risk), CDOs carry additional risks including, but are not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) CDOs may be subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Zero Coupon Securities, Deferred Interest Bonds And Pay-In-Kind Bonds
Zero coupon securities, deferred interest bonds and pay-in-kind bonds involve special risk considerations. Zero coupon securities and deferred interest bonds are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. While zero coupon bonds do not require the periodic payment of interest, deferred interest bonds provide for a period of delay before the regular payment of interest begins. When a zero coupon security or a deferred interest bond is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding these securities until maturity know at the time of their investment what the return on their investment will be. Pay-in-kind bonds are bonds that pay all or a portion of their interest in the form of debt or equity securities.
Zero coupon securities, deferred interest bonds and pay-in-kind bonds are subject to greater price fluctuations in response to changes in interest rates than ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities and deferred interest bonds usually appreciate during periods of declining interest rates and usually depreciates during periods of rising interest rates.
Issuers of Zero Coupon Securities and Pay-In-Kind Bonds. Zero coupon securities and pay-in-kind bonds may be issued by a wide variety of corporate and governmental issuers. Although zero coupon securities and pay-in-kind bonds are generally not traded on a national securities exchange, these securities are widely traded by brokers and dealers and, to the extent they are widely traded, will not be considered illiquid for the purposes of the investment restriction under “Additional Investment Policies.”

Tax Considerations. Current Federal income tax law requires the holder of a zero coupon security or certain pay-in-kind bonds to accrue income with respect to these securities prior to the receipt of cash payments. To maintain its qualification as a regulated investment company and avoid liability for federal income and excise taxes, a fund may be required to distribute income accrued with respect to these securities and may have to dispose of fund securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.
Loans And Other Direct Debt Instruments
Direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a fund supply additional cash to a borrower on demand.
High Yield (High Risk) Domestic Corporate Debt Securities
High yield U.S. corporate debt securities include bonds, debentures, notes, bank loans, credit-linked notes and commercial paper. Most of these debt securities will bear interest at fixed rates except bank loans, which usually have floating rates. Bonds may have variable rates of interest or debt securities, which involve equity features, such as equity warrants or convertible outright and participation features (i.e., interest or other payments, often in addition to a fixed rate of return. These equity warrants are based on the borrower’s attainment of specified levels of revenues, sales or profits and thus enable the holder of the security to share in the potential success of the venture).
The market for high yield U.S. corporate debt securities has undergone significant changes since it was first established. Issuers in the U.S. high yield market originally consisted primarily of growing small capitalization companies and larger capitalization companies whose credit quality had declined from investment grade. During the mid-1980s, participants in the U.S. high yield market issued high yield securities principally in connection with leveraged buyouts and other leveraged recapitalizations. In late 1989 and 1990, the volume of new issues of high yield U.S. corporate debt declined significantly and liquidity in the market decreased. Since early 1991, the volume of new issues of high yield U.S. corporate debt securities has increased substantially and secondary market liquidity has improved. During the same periods, the U.S. high yield debt market exhibited strong returns. Currently, most new offerings of U.S. high yield securities are being issued to refinance higher coupon debt and to raise funds for general corporate purposes as well as to provide financing in connection with leveraged transactions.
Brady Bonds
Brady Bonds are debt securities issued under the framework of the “Brady Plan,” an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. The Brady Plan framework, as it has developed, involves the exchange of external commercial bank debt for newly issued bonds (Brady Bonds). Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Brady Bonds issued to date generally have maturities between 15 and 30 years from the date of issuance and have traded at a deep discount from their face value. In addition to Brady Bonds, investments in emerging market governmental obligations issued as a result of debt restructuring agreements outside of the scope of the Brady Plan are available.
Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included:

-the exchange of outstanding commercial bank debt for bonds issued at 100% of face value, which carry a below-market stated rate of interest (generally known as par bonds);

-bonds issued at a discount from face value (generally known as discount bonds);

-bonds bearing an interest rate which increases over time; and

-bonds issued in exchange for the advancement of new money by existing lenders.
Discount bonds issued to date under the framework of the Brady Plan have generally borne interest computed semi-annually at a rate equal to 13/16 of one percent above the current six-month LIBOR rate. Regardless of the stated face amount and interest rate of the various types of Brady Bonds, a fund investing in Brady Bonds will purchase Brady Bonds in secondary markets in which the price and yield to the investor reflect market conditions at the time of purchase.
Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due at maturity (typically 15 to 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds, although the collateral is not available to investors until the final maturity of the Brady Bonds. Collateral purchases are financed by the International Monetary Fund (the “IMF”), the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments, with the balance of the interest accruals being uncollateralized.
A fund may purchase Brady Bonds with no or limited collateralization, and must rely for payment of interest and (except in the case of principal collateralized Brady Bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.
Brady Bonds issued to date are purchased and sold in secondary markets through U.S. securities dealers and other financial institutions and are generally maintained through European transactional securities depositories. A substantial portion of the Brady Bonds and other sovereign debt securities in which a fund invest are likely to be acquired at a discount.
Sovereign Debt Obligations
Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies, including debt of Latin American nations or other developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loan or loan participations. Sovereign debt of developing countries may involve a high degree of risk and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. Government securities, repayment of principal and payment of interest is not guaranteed by the U.S. Government.
Indexed Securities
Indexed securities are instruments whose prices are indexed to the prices of other securities, securities indices, currencies, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic.
Currency indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar denominated securities. Currency indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. Indexed securities may be more volatile than the underlying instruments. Indexed securities are also subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer’s creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies.

Hybrid Instruments
Hybrid instruments (a type of potentially high-risk derivative) combine the elements of futures contracts or options with those of debt, preferred equity or a depository instrument (“Hybrid Instruments”).
Characteristics of Hybrid Instruments. Generally, a Hybrid Instrument is a debt security, preferred stock, depository share, trust certificate, certificate of deposit or other evidence of indebtedness on which a portion of or all interest payments, and/or the principal or stated amount payable at maturity, redemption or retirement, is determined by reference to the following:

-prices, changes in prices, or differences between prices of securities, currencies, intangibles, goods, articles or commodities (collectively, “underlying assets”); or

-an objective index, economic factor or other measure, such as interest rates, currency exchange rates, commodity indices, and securities indices (collectively, “Benchmarks”).
Hybrid Instruments may take a variety of forms, including, but not limited to:

-debt instruments with interest or principal payments or redemption terms determined by reference to the value of a currency or commodity or securities index at a future point in time;

-preferred stock with dividend rates determined by reference to the value of a currency; or

-convertible securities with the conversion terms related to a particular commodity.
Uses of Hybrid Instruments. Hybrid Instruments provide an efficient means of creating exposure to a particular market, or segment of a market, with the objective of enhancing total return. For example, a fund may wish to take advantage of expected declines in interest rates in several European countries, but avoid the transaction costs associated with buying and currency-hedging the foreign bond positions.
One approach is to purchase a U.S. dollar-denominated Hybrid Instrument whose redemption price is linked to the average three-year interest rate in a designated group of countries. The redemption price formula would provide for payoffs of greater than par if the average interest rate was lower than a specified level, and payoffs of less than par if rates were above the specified level. Furthermore, the investing fund could limit the downside risk of the security by establishing a minimum redemption price so that the principal paid at maturity could not be below a predetermined minimum level if interest rates were to rise significantly.
The purpose of this type of arrangement, known as a structured security with an embedded put option, is to give the fund the desired European bond exposure while avoiding currency risk, limiting downside market risk, and lowering transactions costs. Of course, there is no guarantee that such a strategy will be successful and the value of the fund may decline; for example, if interest rates may not move as anticipated or credit problems could develop with the issuer of the Hybrid Instrument.
Risks of Investing in Hybrid Instruments. The risks of investing in Hybrid Instruments are a combination of the risks of investing in securities, options, futures and currencies. Therefore, an investment in a Hybrid Instrument may include significant risks not associated with a similar investment in a traditional debt instrument with a fixed principal amount, is denominated in U.S. dollars, or that bears interest either at a fixed rate or a floating rate determined by reference to a common, nationally published Benchmark. The risks of a particular Hybrid Instrument will depend upon the terms of the instrument, but may include, without limitation, the possibility of significant changes in the Benchmarks or the prices of underlying assets to which the instrument is linked. These risks generally depend upon factors unrelated to the operations or credit quality of the issuer of the Hybrid Instrument and that may not be readily foreseen by the purchaser. Such factors include economic and political events, the supply and demand for the underlying assets, and interest rate movements. In recent years, various Benchmarks and prices for underlying assets have been highly volatile, and such volatility may be expected in the future. See “Hedging and Other Strategic Transactions” for a description of certain risks associated with investments in futures, options, and forward contracts.
Volatility. Hybrid Instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular Hybrid Instrument, changes in a Benchmark may be magnified by the terms of the Hybrid Instrument and have an even more dramatic and substantial effect upon the value of the Hybrid Instrument. Also, the prices of the Hybrid Instrument and the Benchmark or underlying asset may not move in the same direction or at the same time.
Leverage Risk. Hybrid Instruments may bear interest or pay preferred dividends at below market (or even relatively nominal) rates. Alternatively, Hybrid Instruments may bear interest at above market rates, but bear an increased risk of principal loss (or gain). For example, an increased risk of principal loss (or gain) may result if “leverage” is used to structure a Hybrid Instrument. Leverage risk occurs when the Hybrid Instrument is structured so that a change in a Benchmark or underlying asset is multiplied to produce a greater value change in the Hybrid Instrument, thereby magnifying the risk of loss, as well as the potential for gain.
Liquidity Risk. Hybrid Instruments may also carry liquidity risk since the instruments are often “customized” to meet the needs of a particular investor. Therefore, the number of investors that would be willing and able to buy such instruments in the secondary market may be smaller than for more traditional debt securities. In addition, because the purchase and sale of Hybrid Instruments could take place in an over-the-counter (“OTC”) market without the guarantee of a central clearing organization or in a transaction between a fund and the issuer of the Hybrid Instrument, the creditworthiness of the counterparty or issuer of the Hybrid Instrument would be an additional risk factor, which the fund would have to consider and monitor.
Lack of U.S. Regulation. Hybrid Instruments may not be subject to regulation of the Commodities Futures Trading Commission (“CFTC”), which generally regulates the trading of commodity futures by U.S. persons, the Securities and Exchange Commission (“SEC”), which regulates the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.
The various risks discussed above with respect to Hybrid Instruments particularly the market risk of such instruments, may cause significant fluctuations in the NAV of a fund that invests in such instruments.
ADRs, EDRs, GDRs and IDRs
Securities of foreign issuers may include American Depository Receipts, European Depositary Receipts, Global Depositary Receipts, and International Depositary Receipts (“ADRs,” “EDRs,” “GDRs,” and “IDRs,” respectively). Depositary Receipts are certificates typically issued by a bank or trust company that give their holders the right to receive securities issued by a foreign or domestic corporation.
ADRs are U.S. dollar-denominated securities backed by foreign securities deposited in a U.S. securities depository. ADRs are created for trading in the U.S. markets. The value of an ADR will fluctuate with the value of the underlying security and will reflect any changes in exchange rates. An investment in ADRs involves risks associated with investing in foreign securities.
Securities of foreign issuers also include EDRs, GDRs, and IDRs, which are receipts evidencing an arrangement with a non-U.S. bank similar to that for ADRs and are designed for use in non-U.S. securities markets. EDRs, GDRs, and IDRs are not necessarily quoted in the same currency as the underlying security.
Variable And Floating Rate Obligations
Investments in floating or variable rate securities normally will involve industrial development or revenue bonds, which provide that the rate of interest is set as a specific percentage of a designated base rate, such as rates of Treasury Bonds or Bills or the prime rate at a major commercial bank. In addition, a bondholder can demand payment of the obligations on behalf of the investing fund on short notice at par plus accrued interest, which amount may be more or less than the amount the bondholder paid for them. The maturity of floating or variable rate obligations (including participation interests therein) is deemed to be the longer of (i) the notice period required before a fund is entitled to receive payment of the obligation upon demand or (ii) the period remaining until the obligation’s next interest rate adjustment. If not redeemed by the investing fund through the demand feature, the obligations mature on a specified date, which may range up to thirty years from the date of issuance.
Exchange Traded Funds (“ETFs”)
These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an

ETF could result in it being more volatile than the underlying securities and ETFs have management fees which increase their costs.
ADDITIONAL INVESTMENT POLICIES
The following provides a more detailed explanation of some investment policies.
Lending Securities
A Fund may lend its securities so long as its loans of securities do not represent in excess of 33 1/3% of such Fund’s total assets. This lending limitation is a fundamental restriction, which may not be changed without shareholder approval. The procedure for lending securities is for the borrower to give the lending fund collateral consisting of cash, cash equivalents or securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The lending fund may invest the cash collateral and earn additional income or receive an agreed upon fee from a borrower which has delivered cash equivalent collateral.
Securities will be loaned only under the following conditions:

(1) the borrower must furnish collateral equal at all times to the market value of the securities loaned, and the borrower must agree to increase the collateral on a daily basis if the securities loaned increase in value;

(2) the loan must be made in accordance with New York Stock Exchange (“NYSE”) rules, which presently require the borrower, after notice, to redeliver the securities within five business days; and

(3) a fund making the loan may pay reasonable service, placement, custodian or other fees in connection with loans of securities and share a portion of the interest from these investments with the borrower of the securities.
As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.
When-Issued Securities/Forward Commitments
In order to help ensure the availability of suitable securities, a fund may purchase debt or equity securities on a “when-issued” or on a “forward commitment” basis. Purchasing securities on a when-issued or forward commitment basis means that the obligations will be delivered to a fund at a future date, which may be one month or longer after the date of the commitment. Except as may be imposed by these factors, there is no limit on the percent of a fund’s total assets that may be committed to such transactions.
Under normal circumstances, a fund purchasing securities on a when-issued or forward commitment basis will take delivery of the securities, but a fund may, if deemed advisable, sell the securities before the settlement date. In general, a fund does not pay for the securities, or start earning interest on them, until the obligations are scheduled to be settled. A fund does, however, record the transaction and reflect the value each day of the securities in determining its NAV. At the time of delivery, the value of when-issued or forward commitment securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction. While awaiting delivery of the obligations purchased on such bases, a fund will maintain on its records liquid assets consisting of cash or high quality debt securities equal to the amount of the commitments to purchase when-issued or forward commitment securities. The availability of liquid assets for this purpose and the effect of asset segregation on a fund’s ability to meet its current obligations, to honor requests for redemption, and to otherwise manage its investment portfolio will limit the extent to which a fund may purchase when-issued or forward commitment securities.
Mortgage Dollar Rolls
Under a mortgage dollar roll, a fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar securities (of the same type, coupon and maturity) securities on a specified future date. During the roll period, a fund forgoes principal and interest paid on the mortgage-backed securities. A fund is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. A fund may also be compensated by receipt of a commitment fee. A fund may only enter into “covered rolls.” A covered roll is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position that matures on or before the forward settlement date of the dollar roll transaction or for which a fund maintains on its records liquid assets having an aggregate value at least equal to the amount of such commitment to repurchase. Dollar roll transactions involve the risk that the market value of the securities sold by a fund may decline below the repurchase price of those securities. A mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a fund’s NAV per share.
Illiquid Securities
Investment in securities that are not readily marketable (“Illiquid Securities”) involves the risk that, because of the lack of consistent market demand for such securities, a fund may be forced to sell them at a discount from the last offer price.
Illiquid securities may include, but are not limited to: (a) repurchase agreements with maturities greater than seven days; (b) futures contracts and options thereon for which a liquid secondary market does not exist; (c) time deposits maturing in more than seven calendar days; and (d) securities of new and early stage companies whose securities are not publicly traded.
Rule 144A Securities are excluded from the limitation on Illiquid Securities. Securities that are restricted as to resale but for which a ready market is available pursuant to an exemption provided by Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or other exemptions from the registration requirements of the 1933 Act may be excluded from the 10% and 15% limitation on illiquid securities. The subadvisers decide, subject to the Trustees’ oversight, whether securities sold pursuant to Rule 144A are readily marketable for purposes of a fund’s investment restriction. The subadvisers will also monitor the liquidity of Rule 144A securities held by the funds for which they are responsible. To the extent that Rule 144A securities held by a fund should become illiquid because of a lack of interest on the part of qualified institutional investors, the overall liquidity of a fund could be adversely affected.
Section 4(2) Commercial Paper is excluded from the limitation on Illiquid Securities. The Money Market Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the 1933 Act. Section 4(2) commercial paper is restricted as to the disposition under federal securities law, and is generally sold to institutional investors, such as the Money Market Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be made in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors, like the Money Market Fund, through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Money Market Fund’s subadviser believes that Section 4(2) commercial paper meets its criteria for liquidity. The Money Market Fund intends, therefore, to treat Section 4(2) commercial paper as liquid and not subject to the investment limitation applicable to illiquid securities. The Money Market Fund’s subadviser will monitor the liquidity of Section 4(2) commercial paper held by the Money Market Fund, subject to the Trustees’ oversight.
Short Sales
A fund may make short sales of securities or maintain a short position, provided that at all times when a short position is open a fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for an equal amount of the securities of the same issuer as the securities sold short (a short sale “against-the-box”).
A fund may also sell a security it does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. A fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by a fund. Until the security is replaced, a fund is required to pay the lender any dividends or interest which accrues during the period of the loan. To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until a fund replaces a borrowed security, it will segregate with its custodian cash or other liquid assets at such a level that (i) the amount segregated plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount segregated plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. A fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which a fund replaced the borrowed security. A fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund or Portfolio may be required to pay in connection with a short sale.
Investment In Other Investment Companies
A fund may invest in other investment companies (including shares of closed-end investment companies, unit investment trusts, and open-end investment companies) to the extent permitted by federal securities laws (including the rules, regulations and interpretations thereunder) and to the extent permitted by exemptive relief obtained from the SEC by the custodian and the subadviser.
Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities when traded OTC or a discount to their NAV. Others are continuously offered at NAV, but may also be traded in the secondary market.
The extent to which a fund can invest in securities of other investment companies is limited by federal securities laws.
Loan Participations And Assignments
Loan participations are loans or other direct debt instruments, which are interests in amounts owned by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. A fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, a fund generally will have no right to enforce compliance by the borrower with the term of the loan agreement relating to loan, nor any rights of set-off against the borrower, and a fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, a fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.
When a fund purchases assignments from lenders it will acquire direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligation acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that a fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, a fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. It is anticipated that such securities could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.
Index-Related Securities (“Equity Equivalents”)
Certain types of securities enable investors to purchase or sell shares in a portfolio of securities that seeks to track the performance of an underlying index or a portion of an index. Such Equity Equivalents include, among others DIAMONDS (interests in a portfolio of securities that seeks to track the performance of the Dow Jones Industrial Average), SPDRs or S&P’s Depository Receipts (interests in a portfolio of securities of the largest and most actively traded non-financial companies listed on the Nasdaq Stock Market). Such securities are similar to index mutual funds, but they are traded on various stock exchanges or secondary markets. The value of these securities is dependent upon the performance of the underlying index on which they are based. Thus, these securities are subject to the same risks as their underlying indices as well as the securities that make up those indices. For example, if the securities compromising an index that an index-related security seeks to track perform poorly, the index-related security will lose value.
Equity Equivalents may be used for several purposes, including to simulate full investment in the underlying index while retaining a cash balance for fund management purposes, to facilitate trading, to reduce transaction costs or to seek higher investment returns where an Equity Equivalent is priced more attractively than securities in the underlying index. Because the expense associated with an investment in Equity Equivalents may be substantially lower than the expense of small investments directly in the securities compromising the indices they seek to track, investments in Equity Equivalents may provide a cost-effective means of diversifying a fund’s assets across a broad range of securities.
To the extent a fund invests in securities of other investment companies, including Equity Equivalents, fund shareholders would indirectly pay a portion of the operating costs of such companies in addition to the expenses of its own operations. These costs include management, brokerage, shareholder servicing and other operational expenses. Indirectly, if a fund invests in Equity Equivalents, shareholders may pay higher operational costs than if they owned the underlying investment companies directly. Additionally, a fund’s investments in such investment companies are subject to limitations under the 1940 Act and market availability.
The prices of Equity Equivalents are derived and based upon the securities held by the particular investment company. Accordingly, the level of risk involved in the purchase or sale of an Equity Equivalent is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for such instruments is based on a basket of stocks. The market prices of Equity Equivalents are expected to fluctuate in accordance with both changes in the NAVs of their underlying indices and the supply and demand for the instruments on the exchanges on which they are traded. Substantial market or other disruptions affecting Equity Equivalents could adversely affect the liquidity and value of the shares of a fund.
Fixed Income Securities
Investment grade bonds are rated at the time of purchase in the four highest rating categories by a nationally recognized statistical rating organization (“NRSRO”), such as those rated Aaa, Aa, A and Baa by Moody’s or AAA, AA, A and BBB. Obligations rated in the lowest of the top four rating categories (such as Baa by Moody’s or BBB by S&P) may have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments, including a greater possibility of default or bankruptcy of the issuer, than is the case with higher grade bonds. Subsequent to its purchase, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase. In addition, it is possible that Moody’s, S&P and other NRSROs might not timely change their ratings of a particular issue to reflect subsequent events. None of these events will require the sale of the securities by a Fund, although the subadviser will consider these events in determining whether it should continue to hold the securities.
Market Capitalization Weighted Approach
Market capitalization weighting is used to determine individual security weights and, where applicable, country or region weights. Market capitalization weighting means each security is generally purchased based on the issuer’s relative market capitalization. Market capitalization weighting will be adjusted by the subadviser, for a variety of factors. A fund may deviate from market capitalization weighting to limit or fix the exposure to a particular country or issuer to a maximum portion of the assets of the fund. Additionally, the subadviser may consider such factors as free float, momentum, trading strategies, liquidity management and other factors determined to be appropriate by the subadviser given market conditions. The subadviser may exclude the eligible security of a company that meets applicable market capitalization criterion if it determines that the purchase of such security is inappropriate in light of other conditions. These adjustments will result in a deviation from traditional market capitalization weighting.
Adjustment for free float adjusts market capitalization weighting to exclude the share capital of a company that is not freely available for trading in the public equity markets by international investors. For example, the following types of shares may be excluded: (i) those held by strategic investors (such as governments, controlling shareholders and management); (ii) treasury shares; or (iii) shares subject to foreign ownership restrictions.

Deviation from market capitalization weighting also will occur because the subadviser generally intends to purchase in round lots. Furthermore, the subadviser may reduce the relative amount of any security held in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of a Fund’s assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from market capitalization weighting.
Block purchases of eligible securities may be made at opportune prices, even though such purchases exceed the number of shares that, at the time of purchase, would be purchased under a market capitalization weighted approach. Changes in the composition and relative ranking (in terms of market capitalization) of the stocks that are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the subadviser will prepare a list of companies whose stock is eligible for investment by the fund. Additional investments generally will not be made in securities that have changed in value sufficiently to be excluded from the subadviser then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from market capitalization weighting. This deviation could be substantial if a significant amount of holdings of a fund change in value sufficiently to be excluded from the requirement for eligible securities but not by a sufficient amount to warrant their sale.
Country weights may be based on the total market capitalization of companies within each country. The calculation of country market capitalization may take into consideration the free float of companies within a country or whether these companies are eligible to be purchased for the particular strategy. In addition, to maintain a satisfactory level of diversification, the subadviser may limit or adjust the exposure to a particular country or region to a maximum proportion of the assets of that vehicle. Country weights may also deviate from target weights due to general day-to-day trading patterns and price movements. As a result, the weighting of countries will likely vary from their weighting in published international indices.
Non-Diversified
Definition of Non-Diversified. Any fund that is non-diversified is not limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by a fund’s own investment restrictions. In contrast, a diversified fund, as to at least 75% of the value of its total assets, generally may not invest more than five percent of its total assets in the securities, or own more than ten percent of the outstanding voting securities, of any one issuer.
Since a non-diversified fund may invest a high percentage of its assets in the securities of a small number of companies, it may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets’ assessment of any of these companies.
RISK FACTORS
The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. As described in the Prospectuses, by owning shares of the underlying funds, each Portfolio indirectly invests in the securities and instruments held by the underlying funds and bears the same risks as those in which it invests. To the extent a Portfolio invests in securities or instruments directly, the Portfolio will be subject to the same risks.
Equity Securities
Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a fund investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a fund could decline if the financial condition of the companies invested in decline or if overall market and economic conditions deteriorate. Even funds that invest in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

Fixed-Income Securities
Fixed-income securities are generally subject to two principal types of risks: (a) interest rate risk; and (b) credit quality risk.
Interest Rate Risk. Fixed-income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed-income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed-income securities generally can be expected to decline.
Credit Quality Risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower rated fixed-income securities are riskier than funds that may invest in higher rated fixed-income securities.
Investment Grade Fixed-Income Securities In The Lowest Rating Category
Investment grade fixed-income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P and comparable unrated securities) involve a higher degree of risk than fixed-income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.
Lower Rated Fixed-Income Securities
Lower rated fixed-income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P). The principal risks of investing in these securities are as follows:
Risk to Principal and Income. Investing in lower rated fixed-income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.
Price Volatility. The price of lower rated fixed-income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed-income securities by the market’s perception of their credit quality especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.
Liquidity. The market for lower rated fixed-income securities may have more limited trading than the market for investment grade fixed-income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.
Dependence on Subadviser’s Own Credit Analysis. While a subadviser to a fund may rely on ratings by established credit rating agencies, it may also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed-income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.
Additional Risks Regarding Lower Rated Corporate Fixed-income Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economics conditions than higher-rated corporate fixed-income securities.
Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.
Additional Risks Regarding Lower Rated Foreign Government Fixed-income Securities. Lower rated foreign government fixed-income securities are subject to the risks of investing in emerging market countries described under “Foreign Securities.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.
Small and Medium Size Companies
Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (i.e., less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products and may have limited financial resources and a small management group.
Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.
Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a fund’s investments to decrease if it needs to sell such securities when there are few interested buyers.
Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.
Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security.
Medium Size Companies. Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.
Foreign Securities
Currency Fluctuations. Investments in foreign securities may cause a fund to lose money when converting investments from foreign currencies into U.S. dollars. A fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and a fund could still lose money.
Political and Economic Conditions. Investments in foreign securities subject a fund to the political or economic conditions of the foreign country. These conditions could cause a fund’s investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay a fund from selling its investment and taking the money out of the country.
Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.
Nationalization of Assets. Investments in foreign securities subject a fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company’s securities could decrease in value or even become worthless.
Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause a fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.
Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.
Investment Company Securities
A fund may invest in securities of other investment companies. The total return on such investments will be reduced by the operating expenses and fees of such other investment companies, including advisory fees. Investments in closed-end funds may involve the payment of substantial premiums above the value of such investment companies’ portfolio securities.
Fund of Funds Risk Factors
Each Portfolio is a fund of funds and may invest in shares of the Underlying Funds. The following discussion provides information on the risks of investing in a Portfolio.
As permitted by Section 12 of the 1940 Act, the Portfolios invest in Underlying Funds and may reallocate or rebalance assets among the Underlying Funds.
From time to time, one or more of the funds may experience relatively large redemptions or investments due to reallocations or rebalancings of the assets of a Portfolio (“Rebalancings”), as effected by its subadviser, MFC Global Investment Management (U.S.A.) Limited (“MFC Global U.S.A.”). Shareholders should note that Rebalancings may affect the funds. The funds, subject to redemptions by a Portfolio, may find it necessary to sell securities; and the funds that receive additional cash from a Portfolio will find it necessary to invest the cash. The impact of Rebalancings is likely to be greater when a Portfolio owns, redeems, or invests in, a substantial portion of a fund. Rebalancings could affect the funds, which could adversely affect their performance and, therefore, the performance of the Portfolios.
Both the Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the funds and attempt to minimize any such adverse impact, consistent with pursuing the investment objective of each Portfolio. However, there is no guarantee that the Adviser and MFC Global U.S.A. will be successful in doing so.
Possible Adverse Effects of Rebalancings on the funds:

1. The funds could be required to sell securities or to invest cash, at times when they may not otherwise desire to do so.

2. Rebalancings may increase brokerage and/or other transaction costs of the funds.

3. When a Portfolio owns a substantial portion of a fund, a large redemption by the Portfolio could cause that fund’s expenses to increase and could result in its portfolio becoming too small to be economically viable.

4. Rebalancings could accelerate the realization of taxable capital gains in the funds subject to large redemptions if sales of securities results in capital gains.
Both the Portfolios and the funds are managed by the Adviser. MFC Global U.S.A., which is an affiliate of the Adviser, is the subadviser to each Portfolio and to certain of the Funds. Shareholders should note that the Adviser has the responsibility to oversee and monitor both the Portfolios and the funds, and MFC Global U.S.A. has the responsibility to manage both the Portfolios and certain of the funds. The Adviser and MFC Global U.S.A. will monitor the impact of Rebalancings on the Funds and attempt to minimize any adverse effect of the Rebalancings on the funds, consistent with pursuing the investment objective of each Portfolio.

With respect to Rebalancings, shareholders should also note that MFC Global U.S.A., as the subadviser to both the Portfolios and certain of the Funds, may appear to have incentive to allocate more Portfolio assets to those Funds that it subadvises. However, the Adviser believes it has no financial incentive since the net amount of advisory fee retained after payment of the subadvisory fee is the same for all Funds although the Adviser’s ultimate controlling parent, MFC, may appear to have an incentive to do so since it also controls MFC Global U.S.A. The Adviser will monitor MFC Global U.S.A.’s allocation of Portfolio assets to the Funds to attempt to ensure that assets are not allocated to other MFC Global U.S.A. subadvised portfolios unless it is in the best interest of the Portfolio to do so. In addition, prior to appointing MFC Global U.S.A. as subadviser to a Fund, the Board of Trustees will consider the affiliation between the Adviser and MFC Global U.S.A. as one of its factors in approving such appointment.
Stripped Securities
Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.
Mortgage-Backed and Asset-Backed Securities
Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans, which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by a fund and not the purchase of shares of a fund.
Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a “pass-through” of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.
When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on a fund’s mortgage-backed securities will result in an unforeseen loss of interest income to the fund as the fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed-income securities when interest rates fall.
When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthens the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed-income securities when interest rates rise.
The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by a fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if a fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to a fund.
Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a fund have a compounding effect, which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.
Collateralized Mortgage Obligations (“CMOs”). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.
Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market’s perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.
Securities Linked to the Real Estate Market
Investing in securities of companies in the real estate industry subjects a fund to the risks associated with the direct ownership of real estate. These risks include:

-declines in the value of real estate;

-risks related to general and local economic conditions;

-possible lack of availability of mortgage funds;

-overbuilding;

-extended vacancies of properties;

-increased competition;

-increases in property taxes and operating expenses;

-change in zoning laws;

-losses due to costs resulting from the clean-up of environmental problems;

-liability to third parties for damages resulting from environmental problems;

-casualty or condemnation losses;

-limitations on rents;

-changes in neighborhood values and the appeal of properties to tenants; and

-changes in interest rates.

Therefore, for a fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of a fund’s shares may change at different rates compared to the value of shares of a fund with investments in a mix of different industries.
Securities of companies in the real estate industry include real estate investment trusts (“REITs”), including equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.
In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See “Small and Medium Size Companies” for a discussion of the risks associated with investments in these companies.
Industry or Sector Investing
When a fund’s investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a fund that invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.
Internet-Related Investments. The value of companies engaged in Internet-related activities, which is a developing industry, is particularly vulnerable to: (a) rapidly changing technology; (b) extensive government regulation; and (c) relatively high risk of obsolescence caused by scientific and technological advances. In addition, companies engaged in Internet-related activities are difficult to value and many have high share prices relative to their earnings which they may not be able to maintain over the long-term. Moreover, many Internet companies are not yet profitable and will need additional financing to continue their operations. There is no guarantee that such financing will be available when needed. Since many Internet companies are start-up companies, the risks associated with investing in small companies are heightened for these companies. Any fund that invests a significant portion of its assets in Internet-related companies should be considered extremely risky even as compared to other funds that invest primarily in small company securities.
Financial Services Industry. A fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.
Banking. Commercial banks (including “money center” regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.
Insurance. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or “junk” bond holdings) and failures of reinsurance carriers.
Other Financial Services Companies. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital, and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.
Telecommunications. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.
Utilities. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete;

the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.
Health Sciences. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company’s market value or share price.
Initial Public Offerings (“IPOs”)
IPOs may have a magnified impact on the performance of a fund with a small asset base. The impact of IPOs on a fund’s performance likely will decrease as the fund’s asset size increases, which could reduce the fund’s returns. IPOs may not be consistently available to a fund for investing, particularly as the fund’s asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a fund may hold IPO shares for a very short period of time. This may increase the turnover of a fund and may lead to increased expenses for a fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.
U.S. Government Securities
U.S. government securities are issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality, which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include those issued by Fannie Mae, the FHLBs and the Freddie Mac.
High Yield (High Risk) Securities
General. High yield securities are those rated below investment grade and comparable unrated securities. These securities offer yields that fluctuate over time, but generally are superior to the yields offered by higher rated securities. However, securities rated below investment grade also have greater risks than higher rated securities as described below.
Interest Rate Risk. To the extent a fund invests primarily in fixed-income securities, the NAV of the fund’s shares can be expected to change as general levels of interest rates fluctuate. However, the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities. Except to the extent that values are affected independently by other factors (such as developments relating to a specific issuer) when interest rates decline, the value of a fixed-income fund generally rise. Conversely, when interest rates rise, the value of a fixed-income fund will decline.
Liquidity. The secondary markets for high yield corporate and sovereign debt securities are not as liquid as the secondary markets for investment grade securities. The secondary markets for high yield debt securities are concentrated in relatively few market makers and participants are mostly institutional investors. In addition, the trading volume for high yield debt securities is generally lower than for investment grade securities. Furthermore, the secondary markets could contract under adverse market or economic conditions independent of any specific adverse changes in the condition of a particular issuer.

These factors may have an adverse effect on the ability of funds investing in high yield securities to dispose of particular portfolio investments. These factors also may limit funds that invest in high yield securities from obtaining accurate market quotations to value securities and calculate NAV. If a fund investing in high yield debt securities is not able to obtain precise or accurate market quotations for a particular security, it will be more difficult for the subadviser to value its investments.
Less liquid secondary markets may also affect a fund’s ability to sell securities at their fair value. Certain Funds may invest up to 15% of its net assets, measured at the time of investment, in illiquid securities. These securities may be more difficult to value and to sell at fair value. If the secondary markets for high yield debt securities are affected by adverse economic conditions, the proportion of a fund’s assets invested in illiquid securities may increase.
Non-Investment Grade Corporate Debt Securities. While the market values of securities rated below investment grade (and comparable unrated securities) tend to react less to fluctuations in interest rate levels than do those of higher-rated securities, the market values of non-investment grade corporate debt securities tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated securities.
In addition, these securities generally present a higher degree of credit risk. Issuers of these securities are often highly leveraged and may not have more traditional methods of financing available to them. Therefore, their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater than with investment grade securities because such securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness.
Non-Investment Grade Foreign Sovereign Debt Securities. Investing in non-investment grade foreign sovereign debt securities will expose a fund to the consequences of political, social or economic changes in the developing and emerging market countries that issue the securities. The ability and willingness of sovereign obligors in these countries to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Developing and emerging market countries have historically experienced (and may continue to experience) high inflation and interest rates, exchange rate trade difficulties, extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability.
The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by:

-the obligor’s balance of payments, including export performance;

-the obligor’s access to international credits and investments;

-fluctuations in interest rates; and

-the extent of the obligor’s foreign reserves.
Obligor’s Balance of Payments. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected.
Obligor’s Access to International Credits and Investments. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks, and multilateral organizations, and inflows of foreign investment. The commitment on the part of these entities to make such disbursements may be conditioned on the government’s implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure in any of these efforts may result in the cancellation of these third parties’ lending commitments, thereby further impairing the obligor’s ability or willingness to service its debts on time.
Obligor’s Fluctuations in Interest Rates. The cost of servicing external debt is generally adversely affected by rising international interest rates since many external debt obligations bear interest at rates, which are adjusted based upon international interest rates.
Obligor’s Foreign Reserves. The ability to service external debt will also depend on the level of the relevant government’s international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.
The Consequences of a Default. As a result of the previously listed factors, a governmental obligor may default on its obligations. If a default occurs, a fund holding foreign sovereign debt securities may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of the foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.
Sovereign obligors in developing and emerging countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations. This difficulty has led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things:

-reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds; and

-obtaining new credit to finance interest payments.
Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which a fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect a fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.
Securities in the Lowest Rating Categories. Certain debt securities in which a fund may invest may have (or be considered comparable to securities having) the lowest ratings for non-subordinated debt instruments assigned by Moody’s or S&P. These securities are rated Caa or lower by Moody’s or CCC or lower by S&P. These securities are considered to have the following characteristics:

-extremely poor prospects of ever attaining any real investment standing;

-current identifiable vulnerability to default;

-unlikely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions;

-are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations; and/or

-are default or not current in the payment of interest or principal.
Accordingly, it is possible that these types of characteristics could, in certain instances, reduce the value of securities held by a fund with a commensurate effect on the value of the fund’s shares.
HEDGING AND OTHER STRATEGIC TRANSACTIONS
Hedging refers to protecting against possible changes in the market value of securities a portfolio already owns or plans to buy or protecting unrealized gains in the fund. These strategies may also be used to gain exposure to a particular market. The hedging and other strategic transactions which may be used by a fund, consistent with their investment objectives and policies, are described below:
-exchange-listed and OTC put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments;

-financial futures contracts (including stock index futures);

-interest rate transactions*;

-currency transactions**;

-swaps (including interest rate, index, equity, credit default swaps and currency swaps); and

-structured notes, including hybrid or “index” securities.

*     A fund’s interest rate transactions may take the form of swaps, caps, floors and collars.
**  A fund’s currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts.
Hedging and Other Strategic Transactions may be used for the following purposes:

-to attempt to protect against possible changes in the market value of securities held or to be purchased by a fund resulting from securities markets or currency exchange rate fluctuations;

-to protect a fund’s unrealized gains in the value of its securities;

-to facilitate the sale of a fund’s securities for investment purposes;

-to manage the effective maturity or duration of a fund’s securities;

-to establish a position in the derivatives markets as a method of gaining exposure to a particular market; or

-to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.
General Characteristics of Options
Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Many hedging and other strategic transactions involving options require segregation of portfolio assets in special accounts, as described under “Use of Segregated and Other Special Accounts.”
Put Options. A put option gives the purchaser of the option, upon payment of a premium, the right to sell (and the writer the obligation to buy) the underlying security, commodity, index, currency or other instrument at the exercise price. A fund’s purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving a fund the right to sell the instrument at the option exercise price.
If and to the extent authorized to do so, a fund may purchase and sell put options on securities (whether or not it holds the securities in its portfolio) and on securities indices, currencies and futures contracts. A Fund will not sell put options if, as a result, more than 50% of the Fund’s assets would be required to be segregated to cover its potential obligations under put options other than those with respect to futures contracts.
Risk of Selling Put Options. In selling put options, a fund faces the risk that it may be required to buy the underlying security at a disadvantageous price above the market price.
Call Options. A call option, upon payment of a premium, gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A fund’s purchase of a call option on an underlying instrument might be intended to protect a fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An “American” style put or call option may be exercised at any time during the option period, whereas a “European” style put or call option may be exercised only upon expiration or during a fixed period prior to expiration.
Partial Hedge or Income to the Fund. If a fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments held by a fund or will increase a fund’s income. Similarly, the sale of put options can also provide fund gains.
Covering of Options. All call options sold by a fund must be “covered” (that is, the fund must own the securities or futures contract subject to the call or must otherwise meet the asset segregation requirements described below for so long as the call is outstanding).
Risk of Selling Call Options. Even though a fund will receive the option premium to help protect it against loss, a call option sold by a fund will expose the fund during the term of the option to possible loss of the opportunity to sell the underlying security or instrument with a gain.
Exchange-listed Options. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example but is also applicable to other similar financial intermediaries.

OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options and Eurodollar instruments (which are described below under “Eurodollar Instruments”) are cash settled for the net amount, if any, by which the option is “in-the-money” at the time the option is exercised. “In-the-money” means the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.
A fund’s ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are:

-insufficient trading interest in certain options;

-restrictions on transactions imposed by an exchange;

-trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits;

-interruption of the normal operations of the OCC or an exchange;

-inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or

-a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.
The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.
OTC Options. OCT options are purchased from or sold to counterparties such as securities dealers, financial institutions through direct bilateral agreement with the counterparty. In contrast to exchange-listed options, which generally have standardized terms and performance mechanics, all of the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are determined by negotiation of the parties. It is anticipated that any fund authorized to use OTC options will generally only enter into OTC options that have cash settlement provisions, although it will not be required to do so.
Unless the parties provide for it, no central clearing or guaranty function is involved in an OTC option. As a result, if a counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a fund or fails to make a cash settlement payment due in accordance with the terms of that option, the fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Thus, the subadviser must assess the creditworthiness of each such counterparty or any guarantor or credit enhancement of the counterparty’s credit to determine the likelihood that the terms of the OTC option will be met. A fund will enter into OTC option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as “primary dealers,” or broker-dealers, domestic or foreign banks, or other financial institutions that are deemed creditworthy by the subadviser. In the absence of a change in the current position of the SEC’s staff, OTC options purchased by a fund and the amount of the fund’s obligation pursuant to an OTC option sold by the fund (the cost of the sell-back plus the in-the-money amount, if any) or the value of the assets held to cover such options will be deemed illiquid.
Types of Options That May Be Purchased. A Fund may purchase and sell call options on securities indices, currencies, and futures contracts, as well as and on Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the OTC markets.
A Fund reserves the right to invest in options on instruments and indices, which may be developed in the future to the extent consistent with applicable law, the investment objective and the restrictions set forth herein.

General Characteristics of Futures Contracts and Options on Futures Contracts
A Fund may trade financial futures contracts (including stock index futures contracts which are described below) or purchase or sell put and call options on those contracts for the following purposes:

-as a hedge against anticipated interest rate, currency or market changes;

-for duration management;

-for risk management purposes; and

-to gain exposure to a securities market.
Futures contracts are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by a fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to certain instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver that position.
With respect to futures contracts that are not legally required to “cash settle,” a fund may cover the open position by setting aside or earmarking liquid assets in an amount equal to the market value of the futures contract. With respect to futures that are required to “cash settle”, such as Eurodollar, UK 90 day and Euribor futures; however, a fund is permitted to set aside or earmark liquid assets in an amount equal to the fund’s daily marked to market (net) obligation, if any, (in other words, the fund’s daily net liability, if any) rather than the market value of the futures contract. By setting aside assets equal to only its net obligation under cash-settled futures contracts, a fund will have the ability to employ such futures contracts to a greater extent than if the fund were required to segregate assets equal to the full market value of the futures contract.
Use Will Be Consistent with Applicable Regulatory Requirements. A fund’s use of financial futures contracts and options thereon will in all cases be consistent with applicable regulatory requirements and in particular with the rules and regulations of the CFTC and will be entered into primarily for bona fide hedging, risk management (including duration management) or to attempt to increase income or gains.
Margin. Maintaining a futures contract or selling an option on a futures contract will typically require a fund to deposit with a financial intermediary, as security for its obligations, an amount of cash or other specified assets (“initial margin”) that initially is from 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (“variation margin”) may be required to be deposited thereafter daily as the mark-to-market value of the futures contract fluctuates. The purchase of an option on a financial futures contract involves payment of a premium for the option without any further obligation on the part of a fund. If a fund exercises an option on a futures contract it will be obligated to post initial margin (and potentially variation margin) for the resulting futures position just as it would for any futures position.
Settlement. Futures contracts and options thereon are generally settled by entering into an offsetting transaction, but no assurance can be given that a position can be offset prior to settlement or that delivery will occur.
Value of Futures Contracts Sold by a Fund. The value of all futures contracts sold by a Fund (adjusted for the historical volatility relationship between such fund and the contracts) will not exceed the total market value of the fund’s securities.
Stock Index Futures
Definition. A stock index futures contract (an “Index Future”) is a contract to buy a certain number of units of the relevant index at a specified future date at a price agreed upon when the contract is made. A unit is the value at a given time of the relevant index.
Uses of Index Futures. Below are some examples of how Index Futures may be used:

-In connection with a fund’s investment in common stocks, a fund may invest in Index Futures while the subadviser seeks favorable terms from brokers to effect transactions in common stocks selected for purchase.

-A fund may also invest in Index Futures when a subadviser believes that there are not enough attractive common stocks available to maintain the standards of diversity and liquidity set for the fund’s pending investment in such stocks when they do become available.

-Through the use of Index Futures, a fund may maintain a pool of assets with diversified risk without incurring the substantial brokerage costs which may be associated with investment in multiple issuers. This may permit a fund to avoid potential market and liquidity problems (e.g., driving up or forcing down the price by quickly purchasing or selling shares of a portfolio security), which may result from increases or decreases in positions already held by a fund.

-A fund may also invest in Index Futures in order to hedge its equity positions.
Hedging and other strategic transactions involving futures contracts and options on futures contracts will be purchased, sold or entered into primarily for bona fide hedging, risk management or appropriate fund management purposes including gaining exposure to a particular securities market. None of the funds will act as a “commodity pool” (i.e., a pooled investment vehicle, which trades in commodity futures contracts and options thereon and the operator of which is registered with the CFTC).
Options on Securities Indices and Other Financial Indices (“Options on Financial Indices”)
Description of Options on Financial Indices. Options on Financial Indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, Options on Financial Indices settle by cash settlement. Cash settlement means that the holder has the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call (or is less than, in the case of a put) the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case for options on securities. In the case of an OTC option, physical delivery may be used instead of cash settlement. By purchasing or selling Options on Financial Indices, a fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments.
Yield Curve Options
A fund may also enter into options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease.
Yield curve options may be used for the same purposes as other options on securities. Specifically, a fund may purchase or write such options for hedging purposes. For example, a fund may purchase a call option on the yield spread between two securities, if it owns one of the securities and anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the subadviser, the fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent which was not anticipated. Yield curve options written by a fund will be “covered.” A call (or put) option is covered if a fund holds another call (or put) option on the spread between the same two securities and owns liquid and unencumbered assets sufficient to cover the fund’s net liability under the two options. Therefore, a fund’s liability for such a covered option is generally limited to the difference between the amounts of the fund’s liability under the option written by the fund less the value of the option held by it. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter.
Currency Transactions
A fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value. Currency transactions include:

-forward currency contracts;

-exchange-listed currency futures contracts and options thereon;

-exchange-listed and OTC options on currencies; and

-currency swaps.
A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described under “Swap Agreements and Options on Swap Agreements”. A fund may enter into currency transactions only with counterparties that are deemed creditworthy by the subadviser.
A fund’s dealings in forward currency contracts and other currency transactions such as futures contracts, options, options on futures contracts and swaps will be limited to hedging and similar purposes, including transaction hedging, position hedging, cross hedging and proxy hedging. A fund may also use foreign currency options and foreign currency forward contracts to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuation from one country to another.
A fund may also engage in non-deliverable forward transactions to manage currency risk or to gain exposure to a currency without purchasing securities denominated in that currency. A non-deliverable forward is a transaction that represents an agreement between a fund and a counterparty (usually a commercial bank) to buy or sell a specified (notional) amount of a particular currency at an agreed upon foreign exchange rate on an agreed upon future date. Unlike other currency transactions, there is no physical delivery of the currency on the settlement of a non-deliverable forward transaction. Rather, the fund and the counterparty agree to net the settlement by making a payment in U.S. dollars or another fully convertible currency that represents any differential between the foreign exchange rate agreed upon at the inceptions of the non-deliverable forward agreement and the actual exchange rate on the agreed upon future date. Thus, the actual gain or loss of a given non-deliverable forward transaction is calculated by multiplying the transaction’s notional amount by the difference between the agreed upon forward exchange rate and the actual exchange rate when the transaction is completed.
When a fund enters into a non-deliverable forward transaction, its custodian will place segregated assets in a segregated account of the fund in an amount not less than the value of the fund’s total assets committed to the consummation of such non-deliverable forward transaction. If the additional segregated assets placed in the segregated account decline in value or the amount of the fund’s commitment increases because of changes in currency rates, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the fund’s commitments under the non-deliverable forward agreement.
Since a fund generally may only close out a non-deliverable forward with the particular counterparty, there is a risk that the counterparty will default on its obligation to pay under the agreement. If the counterparty defaults, the fund will have contractual remedies pursuant to the agreement related to the transaction, but there is no assurance that contract counterparties will be able to meet their obligations pursuant to such agreements or that, in the event of a default, the fund will succeed in pursuing contractual remedies. The fund thus assumes the risk that it may be delayed or prevented from obtaining payments owed to it pursuant to non-deliverable forward transactions.
In addition, where the currency exchange rates that are the subject of a given non-deliverable forward transaction do not move in the direction or to the extent anticipated, a fund could sustain losses on the non-deliverable forward transaction. A fund’s investment in a particular non-deliverable forward transaction will be affected favorably or unfavorably by factors that affect the subject currencies, including economic, political and legal developments that impact the applicable countries, as well as exchange control regulations of the applicable countries. These risks are heightened when a non-deliverable forward transaction involves currencies of emerging market countries because such currencies can be volatile and there is a greater risk that such currencies will be devalued against the U.S. dollar or other currencies.
Transaction Hedging. Transaction hedging involves entering into a currency transaction with respect to specific assets or liabilities of a fund, which will generally arise in connection with the purchase or sale of the portfolio’s securities or the receipt of income from them.
Position Hedging. Position hedging involves entering into a currency transaction with respect to fund securities positions denominated or generally quoted in that currency.

Cross Hedging. A fund may cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to increase or decline in value relative to other currencies to which the fund has or in which the fund expects to have exposure.
Proxy Hedging. To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of its securities, a fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which a fund’s holdings are exposed is generally difficult to hedge or specifically difficult to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency, the changes in the value of which are generally considered to be linked to a currency or currencies in which some or all of a fund’s securities are or are expected to be denominated, and to buy dollars. The amount of the contract would not exceed the market value of the fund’s securities denominated in linked currencies.
Risk of Currency Transactions. Currency transactions are subject to risks different from other Fund transactions, as discussed below under “Risk Factors.” If a Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below under “Use of Segregated and Other Special Accounts.”
Combined Transactions
Multiple transactions include multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts), multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although a fund will normally enter into combined transactions to reduce risk or otherwise more effectively achieve the desired fund management goal, it is possible that the combination will instead increase the risks or hinder achievement of the fund’s objective.
Swap Agreements and Options on Swap Agreements
Among the hedging and other strategic transactions into which a fund may be authorized to enter are swap transactions, including, but not limited to, swap agreements on interest rates, security or commodity indexes, specific securities and commodities, and credit and event-linked swaps. To the extent a Fund may invest in foreign currency-denominated securities, it may also invest in currency exchange rate swap agreements.
To obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible are reasons to enter into a swap transaction.
Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities or commodities representing a particular index. A “quanto” or “differential” swap combines both an interest rate and a currency transaction. Other forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. Consistent with a fund’s investment objectives and general investment polices, a fund may invest in commodity swap agreements. For example, an investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, a fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, a fund may pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, a fund may pay an adjustable or floating fee. With a “floating” rate, the fee may be pegged to a base rate, such as the London Interbank Offered Rate, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a fund may be required to pay a higher fee at each swap reset date.
A swap agreement (“Swap Option”) is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. A fund may also write (sell) and purchase put and call Swap Options.
Depending on the terms of the particular option agreement, a fund will generally incur a greater degree of risk when it writes a Swap Option than it will incur when it purchases a Swap Option. When a fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the fund writes a Swap Option, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement. Most other types of swap agreements entered into by a fund would calculate the obligations of the parties to the agreement on a “net basis”. Consequently, a fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A fund’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the segregation or “earmarking” of liquid assets, to avoid any potential leveraging of a fund’s portfolio. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of a fund’s investment restriction concerning senior securities. No Fund will enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the fund’s total assets.
The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A fund may be either the buyer or seller in the transaction. If a fund is a buyer and no credit event occurs, the fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to the fund because, in addition to its total net assets, the fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the fund). In connection with credit default swaps in which a fund is the buyer, the fund will segregate or “earmark” cash or liquid assets determined, or enter into certain offsetting positions, with a value at least equal to the fund’s exposure (any accrued but unpaid net amounts owed by the fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a fund is the seller, the fund will segregate or “earmark” cash or liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the fund). Such segregation or “earmarking” will ensure that the fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the fund’s portfolio. Such segregation or “earmarking” will not limit the fund’s exposure to loss.
Whether a fund’s use of swap agreements or Swap Options will be successful in furthering its investment objective of total return will depend on the subadviser’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on a fund by the Code may limit its ability to use swap agreements. The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a fund’s limitation on investments in illiquid securities.
Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund’s interest. A fund bears the risk that the subadviser will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for it. If a subadviser attempts to use a swap as a hedge against, or as a substitute for, the fund investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the fund investment. This could cause substantial losses for a fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
Many swaps are complex and often valued subjectively. Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the CFTC.
To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989 which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.
Eurodollar Instruments
Investments in Eurodollar instruments are typically dollar-denominated futures contracts or options on those contracts that are linked to the LIBOR. In addition, foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risk of Hedging and Other Strategic Transactions
Hedging and Other Strategic Transactions have special risks associated with them, including:

-possible default by the counterparty to the transaction;

-markets for the securities used in these transactions could be illiquid; and

-to the extent the subadviser’s assessment of market movements is incorrect, the risk that the use of the hedging and other strategic transactions could result in losses to the Fund.
Losses resulting from the use of Hedging and Other Strategic Transactions will reduce a fund’s NAV, and possibly income. Losses can be greater than if Hedging and Other Strategic Transactions had not been used.
Options and Futures Transactions. Options transactions are subject to the following additional risks:

-option transactions could force the sale or purchase of fund securities at inopportune times or for prices higher than current market values (in the case of put options) or lower than current market values (in the case of call options), or could cause a fund to hold a security it might otherwise sell (in the case of a call option); and

-options markets could become illiquid in some circumstances and certain OTC options could have no markets. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Futures transactions are subject to the following additional risks:

-The degree of correlation between price movements of futures contracts and price movements in the related securities position of a fund could create the possibility that losses on the hedging instrument are greater than gains in the value of the fund’s position.

-Futures markets could become illiquid. As a result, in certain markets, a fund might not be able to close out a transaction without incurring substantial losses.
Although a fund’s use of futures and options for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, it will tend, at the same time, to limit the potential gain that might result from an increase in value.
Currency Hedging. In addition to the general risks of hedging and other strategic transactions described above, currency hedging transactions have the following risks:

-Currency hedging can result in losses to a fund if the currency being hedged fluctuates in value to a degree or direction that is not anticipated.

-Proxy hedging involves determining the correlation between various currencies. If the subadviser’s determination of this correlation is incorrect, a fund’s losses could be greater than if the proxy hedging were not used.

-Foreign government exchange controls and restrictions on repatriation of currency can negatively affect currency transactions. These forms of governmental actions can result in losses to a fund if it is unable to deliver or receive currency or monies to settle obligations. Such governmental actions could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs.
Currency Futures Contracts and Options on Currency Futures Contracts. Currency futures contracts are subject to the same risks that apply to the use of futures contracts generally. In addition, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures contracts is relatively new, and the ability to establish and close out positions on these options is subject to the maintenance of a liquid market that may not always be available.
Risks of Hedging and Other Strategic Transactions Outside the United States
When conducted outside the United States, hedging and other strategic transactions will not only be subject to the risks described above but could also be adversely affected by:

-foreign governmental actions affecting foreign securities, currencies or other instruments; -less stringent regulation of these transactions in many countries as compared to the United States;

-the lack of clearing mechanisms and related guarantees in some countries for these transactions;

-more limited availability of data on which to make trading decisions than in the United States;

-delays in a fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States;

-the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and

-lower trading volume and liquidity.
Use of Segregated and Other Special Accounts
Use of extensive hedging and other strategic transactions by a fund will require, among other things, that the fund segregate cash, liquid high grade debt obligations or other assets with its custodian, or a designated subcustodian, to the extent the fund’s obligations are not otherwise “covered” through ownership of the underlying security, financial instrument or currency.
In general, either the full amount of any obligation by a fund to pay or deliver securities or assets must be covered at all times by (a) holding the securities, instruments or currency required to be delivered, or (b) subject to any regulatory restrictions, segregating an amount of cash or other liquid asset at least equal to the current amount of the obligation. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. Some examples of cover requirements are set forth below.
Call Options. A call option on securities written by a fund will require the fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or other liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a fund on an index will require the fund to own portfolio securities that correlate with the index or to segregate cash or other liquid assets equal to the excess of the index value over the exercise price on a current basis.
Put Options. A put option on securities written by a fund will require the fund to segregate cash or other liquid assets equal to the exercise price.
OTC Options. OTC options entered into by a fund, including those on securities, currency, financial instruments or indices, and OTC-issued and exchange-listed index options will generally provide for cash settlement, although a fund will not be required to do so. As a result, when a fund sells these instruments it will segregate an amount of cash or other liquid assets equal to its obligations under the options. OTC-issued and exchange-listed options sold by a fund other than those described above generally settle with physical delivery, and the fund will segregate an amount of cash or liquid high grade debt securities equal to the full value of the option. OTC options settling with physical delivery or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.
Currency Contracts. Except when a fund enters into a forward contract in connection with the purchase or sale of a security denominated in a foreign currency or for other non-speculative purposes, which requires no segregation, a currency contract that obligates the fund to buy or sell a foreign currency will generally require the fund to hold an amount of that currency or liquid securities denominated in that currency equal to a fund’s obligations or to segregate cash or other liquid assets equal to the amount of the fund’s obligations.
Futures Contracts and Options on Futures Contracts. In the case of a futures contract or an option on a futures contract, a fund must deposit initial margin and, in some instances, daily variation margin, in addition to segregating assets sufficient to meet its obligations under the contract. These assets may consist of cash, cash equivalents, liquid debt, equity securities or other acceptable assets.
Swaps. A fund will calculate the net amount, if any, of its obligations relating to swaps on a daily basis and will segregate an amount of cash or other liquid assets having an aggregate value at least equal to this net amount.
Caps, Floors and Collars. Caps, floors and collars require segregation of assets with a value equal to a fund’s net obligation, if any.
Hedging and other strategic transactions may be covered by means other than those described above when consistent with applicable regulatory policies. A fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation. A fund could purchase a put option, for example, if the exercise price of that option is the same or higher than the exercise price of a put option sold by the fund. In addition, if it holds a futures contracts or forward contract, a fund could, instead of segregating assets, purchase a put option on the same futures contract or forward contract with an exercise price as high or higher than the price of the contract held. Other hedging and strategic transactions may also be offset in combinations. If the offsetting transaction terminates on or after the time the primary transaction terminates, no segregation is required, but if it terminates prior to that time, assets equal to any remaining obligation would need to be segregated.
Other Limitations
No Fund will maintain open short positions in futures contracts, call options written on futures contracts, and call options written on securities indices if, in the aggregate, the current market value of the open positions exceeds the current market value of that portion of its securities portfolio being hedged by those futures and options, plus or minus the unrealized gain or loss on those open positions. The gain or loss on these open positions will be adjusted for the historical volatility relationship between that portion of the fund and the contracts (e.g., the Beta volatility factor). In the alternative, however, a Fund could maintain sufficient liquid assets in a segregated account equal at all times to the current market value of the open short position in futures contracts, call options written on futures contracts and call options written on securities indices, subject to any other applicable investment restrictions.
For purposes of this limitation, to the extent a Fund has written call options on specific securities in that portion of its portfolio, the value of those securities will be deducted from the current market value of that portion of the securities portfolio. If this limitation should be exceeded at any time, the Fund will take prompt action to close out the appropriate number of open short positions to bring its open futures and options positions within this limitation.
INVESTMENT RESTRICTIONS
There are two classes of investment restrictions to which JHF II is subject in implementing the investment policies of the Portfolios: (a) fundamental and (b) nonfundamental. Fundamental restrictions may only be changed by a vote of the lesser of (i) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. Nonfundamental restrictions are subject to change by the Trustees of a Portfolio without shareholder approval.
When submitting an investment restriction change to the holders of the Portfolio’s outstanding voting securities, the matter shall be deemed to have been effectively acted upon with respect to a particular Portfolio if a majority of the outstanding voting securities of the Portfolio vote for the approval of the matter, notwithstanding (1) that the matter has not been approved by the holders of a majority of the outstanding voting securities of any other Portfolio affected by the matter, and (2) that the matter has not been approved by the vote of a majority of the outstanding voting securities of the JHF II.
Restrictions (1) through restriction (7) are fundamental. Restrictions (8) through (11) are non-fundamental.
Fundamental
A Portfolio may not issue senior securities, except to the extent that the borrowing of money in accordance with restriction (3) below may constitute the issuance of a senior security. (For purposes of this restriction, purchasing securities on a when-issued, forward commitment or delayed delivery basis and engaging in hedging and other strategic transactions will not be deemed to constitute the issuance of a senior security.) In addition, unless a Portfolio is specifically excepted by the terms of a restriction:
(1) Each Portfolio may not concentrate its investments in a particular industry, as that term is used in the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(2) Each Portfolio may not borrow money, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(3) Each Portfolio may not engage in the business of underwriting securities issued by others, except to the extent that a Fund may be deemed to be an underwriter in connection with the disposition of portfolio securities.
(4) Each Portfolio may not purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that each Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund’s ownership of securities.
(5) Each Portfolio may not purchase or sell commodities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(6) Each Portfolio may not make loans except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
(7) Each Portfolio may not issue senior securities, except as permitted under the 1940 Act, as amended, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.
Non-Fundamental
Unless a Portfolio is specifically excepted by the terms of a restriction, each Portfolio will not:
(8) Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days but excluding master demand notes, which are not readily marketable.
(9) Make short sales of securities or maintain a short position, if, when added together, more than 25% of the value of the portfolio’s net assets would be (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales and (ii) allocated to segregated accounts in connection with short sales, except that it may obtain such short-term credits as may be required to clear transactions. For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve the use of margin. Short sales “against-the-box” are not subject to this limitation.
(10) Purchase securities for the purpose of exercising control or management.
(11) Pledge, hypothecate, mortgage or transfer (except as provided in restriction (7)) as security for indebtedness any securities held by a fund, except in an amount of not more than 10% of the value of the Portfolio’s total assets and then only to secure borrowings permitted by restrictions (2) and (9). For purposes of this restriction, collateral arrangements with respect to hedging and other strategic transactions will not be deemed to involve a pledge of assets.
If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment’s percentage of the value of a Portfolio’s total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction. Any subsequent change in a rating assigned by any rating service to a security (or, if unrated, any change in the subadviser’s assessment of the security), or change in the percentage of Portfolio assets invested in certain securities or other instruments, or change in the average duration of a Portfolio’s investment portfolio, resulting from market fluctuations or other changes in a Portfolio’s total assets will not require a Portfolio to dispose of an investment until the subadviser determines that it is practicable to sell or close out the investment without undue market or tax consequences to the Portfolio. In the event that rating services assign different ratings to the same security, the subadviser will determine which rating it believes best reflects the security’s quality and risk at that time, which may be the higher of the several assigned ratings.
PORTFOLIO TURNOVER
The annual rate of portfolio turnover will normally differ for each Portfolio and may vary from year to year as well as within a year. A high rate of portfolio turnover (100% or more) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the fund. Portfolio turnover is calculated by dividing the lesser of purchases or sales of fund securities during the fiscal year by the monthly average of the value of the Portfolio’s securities. (Excluded from the computation are all securities, including options, with maturities at the time of acquisition of one year or less). Effective January 18, 2007, the Portfolios’ fiscal year end changed from August 31 to December 31. The portfolio turnover rates for the Portfolios of JHF II for the fiscal years ended August 31, 2006, December 31, 2006, and December 31, 2007 were as follows:

Portfolio	August 2006	December 2006	December 2007
Lifestyle Aggressive Portfolio	23%	5%	21%
Lifestyle Balanced Portfolio	23%	3%	14%
Lifestyle Conservative Portfolio	20%	2%	13%
Lifestyle Growth Portfolio	26%	4%	18%
Lifestyle Moderate Portfolio	24%	1%	13%
THOSE RESPONSIBLE FOR MANAGEMENT
     The business of JHF II, an open-end management investment company, is managed by its Board of Trustees, including certain Trustees who are not “interested persons” of the Portfolios (as defined by the 1940 Act) (the “Independent Trustees”). The Trustees elect officers who are responsible for the day-to-day operations of the Portfolios and who execute policies formulated by the Trustees. Several of the Trustees and officers of JHF II are also officers or Directors of the Adviser, or officers or Directors of the principal distributor to the funds, John Hancock Funds, LLC (the “Distributor”). The tables below present certain information regarding the Trustees and officers of JHF II, including their principal occupations. Each Trustee oversees all Portfolios of JHF II, and some Trustees also oversee other funds in the John Hancock fund complex. As of December 31, 2007, the John Hancock fund complex consisted of 262 funds (including separate series of series mutual funds): JHF II (85 funds), John Hancock Funds III (13 funds); John Hancock Trust (122 funds); and 53 other John Hancock funds (the “John Hancock Fund Complex”).
Independent Trustees

			Number of Funds in
Name, Address	Position(s) Held	Principal Occupation(s) and other	Fund Complex
And Birth Year	with Fund (1)	Directorships During Past 5 Years	Overseen by Trustee
Charles L. Bardelis 601 Congress Street Boston, MA 02210 Born: 1941	Trustee (since 2005)	Director, Island Commuter Corp. (Marine Transport). Trustee of John Hancock Trust (since 1988). Former Trustee of John Hancock Funds III (2005 — 2006).	209

Peter S. Burgess 601 Congress Street Boston, MA 02210 Born: 1942	Trustee (since 2005)	Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (prior to 1999). Director of the following publicly traded companies: PMA Capital Corporation (since 2004) and Lincoln Educational Services Corporation (since 2004). Trustee of John Hancock Trust (since 2005). Former Trustee of John Hancock Funds III (2005 — 2006).	209

Elizabeth G. Cook 601 Congress Street Boston, MA 02210 Born: 1937	Trustee (since 2005)	Expressive Arts Therapist, Massachusetts General Hospital (September 2001 to present); Expressive Arts Therapist, Dana Farber Cancer Institute (September 2000 to January 2004); President, The Advertising Club of Greater Boston (1982 to 1998).	209

			Number of Funds in
Name, Address	Position(s) Held	Principal Occupation(s) and other	Fund Complex
And Birth Year	with Fund (1)	Directorships During Past 5 Years	Overseen by Trustee
		Trustee of John Hancock Trust (since 2005). Former Trustee of John Hancock Funds III (2005 — 2006).
Hassell H. McClellan 601 Congress Street Boston, MA 02210 Born: 1945	Trustee (since 2005)	Associate Professor, The Graduate School of The Wallace E. Carroll School of Management, Boston College. Trustee of John Hancock Trust (since 2005). Former Trustee of John Hancock Funds III (2005 — 2006). Trustee of Phoenix Edge Series Fund (since 2008).	209

James. M. Oates 601 Congress Street, Boston, MA 02210-2801 Born: 1946	Trustee (since 2005)	Managing Director, Wydown Group (financial consulting firm)(since 1994); Chairman, Emerson Investment Management, Inc. (since 2000); Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997 to 2006).

Director of the following publicly traded companies: Stifel Financial (since 1996); Investor Financial Services Corporation (since 1995); and Connecticut River Bancorp, Director (since 1998). Director, Phoenix Mutual Funds (since 1988; overseeing 20 portfolios).

Trustee of John Hancock Trust (since 2004).

		Former Trustee of John Hancock Funds III (2005 — 2006).	209

(1)	Because the Trust does not hold regular annual shareholders meetings, each Trustee holds office for an indefinite term until his/her successor is duly elected and qualified or until he/she dies, retires, resigns, is removed or becomes disqualified.

JHF II from time to time changes subadvisers or engages new subadvisers to the Portfolios and the Funds. A number of such subadvisers are publicly traded companies or are controlled by publicly traded companies. During 2006 and 2007, the following Independent Trustee (or one of his immediate family members) owned shares (the value of which exceeded $120,000) of a subadviser (or their controlling parent company). Prior to joining the Board in June 2005, Peter S. Burgess and a trust of which he was a trustee owned shares of Bank of America, N.A. (controlling parent of Marsico Capital Management, LLC) and Citigroup, Inc. (controlling parent of Salomon Brothers Asset Management Inc and Salomon Brothers Asset Management Limited as of the time of the purchase by Mr. Burgess).

Interested Trustee

			Number of Funds in
Name, Address	Position(s) Held	Principal Occupation(s) and other	Fund Complex
and Birth Year	with Fund	Directorships During Past 5 Years	Overseen by Trustee
James R. Boyle (1) 601 Congress Street Boston, MA 02210 Born: 1959	Trustee (since 2005)	President, John Hancock Annuities; Executive Vice President, John Hancock Life Insurance Company (since June, 2004); President U.S. Annuities; Senior Vice President, The Manufacturers Life Insurance Company (U.S.A) (prior to 2004).	262

John D. Richardson (2) 601 Congress Street Boston, MA 02210 Born: 1938	Trustee Emeritus (since December 2006); Trustee (prior to December 2006)	Former Trustee of JHT (Retired, December 14, 2006). Former Senior Executive Vice President, Office of the President, MFC, February 2000 to March 2002 (Retired, March, 2002); Executive Vice President and General Manager, U.S. Operations, Manulife Financial, January 1995 to January 2000.	207

(1)	The Trustee is an “interested person” (as defined in the 1940 Act) due to his prior position with MFC (or its affiliates), the ultimate controlling parent of the Adviser.

(2)	The Trustee is an “interested person” (as defined in the 1940 Act) due to his prior position with Manulife Financial Corporation (or its affiliates), the ultimate controlling parent of the Adviser.
Principal Officers who are not Trustees

Number of
Funds in
Fund
	Position(s)			Complex
Name, Year of Birth,	Held with the	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	Trust	since	Directorships During Past 5 Years	Trustee
Keith F. Hartstein Born: 1956	President and Chief Executive Officer	(since 2005)	Senior Vice President, Manulife Financial Corporation (since 2004); Director, President and Chief Executive Officer, the Adviser, The Berkeley Group, John Hancock Funds, LLC (since 2005); Director, MFC Global Investment Management (U.S.), LLC (“MFC Global (U.S.)”) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); President and Chief Executive Officer, John Hancock Investment Management Services, LLC (since 2006); President and Chief Executive Officer, John Hancock Funds II, John Hancock Funds III, and John Hancock Trust; Director, Chairman and President, NM Capital Management, Inc. (since 2005); Chairman, Investment Company Institute Sales Force Marketing Committee (since 2003); Director, President and Chief Executive Officer, MFC Global (U.S.) (2005-2006); Executive Vice President, John Hancock Funds, LLC (until 2005);	N/A

Number of
Funds in
Fund
	Position(s)			Complex
Name, Year of Birth,	Held with the	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	Trust	since	Directorships During Past 5 Years	Trustee
Thomas M. Kinzler Born: 1955	Secretary and Chief Legal Officer	(since 2006)	Vice President and Counsel for John Hancock Life Insurance Company (U.S.A.) (since 2006); Secretary and Chief Legal Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2006); Vice President and Associate General Counsel for Massachusetts Mutual Life Insurance Company (1999-2006); Secretary and Chief Legal Counsel for MML Series Investment Fund (2000-2006); Secretary and Chief Legal Counsel for MassMutual Institutional Funds (2000-2004); Secretary and Chief Legal Counsel for MassMutual Select Funds and MassMutual Premier Funds (2004-2006).	N/A

Francis V. Knox, Jr. Born: 1947	Chief Compliance Officer	(since 2005)	Vice President and Chief Compliance Officer, John Hancock Investment Management Services, LLC, the Adviser and MFC Global (U.S.) (since 2005); Chief Compliance Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Assistant Treasurer, Fidelity Group of Funds (until 2004); Vice President and Ethics & Compliance Officer, Fidelity Investments (until 2001).	N/A

Gordon M. Shone Born: 1956	Treasurer	(since 2005)	Treasurer, John Hancock Funds (since 2006); John Hancock Funds II, John Hancock Funds III and John Hancock Trust (since 2005); Vice President and Chief Financial Officer, John Hancock Trust (2003-2005); Senior Vice President, John Hancock Life Insurance Company (U.S.A.) (since 2001); Vice President, John Hancock Investment Management Services, Inc. and John Hancock Advisers, LLC (since 2006), The Manufacturers Life Insurance Company (U.S.A.) (1998-2000).	N/A

Number of
Funds in
Fund
	Position(s)			Complex
Name, Year of Birth,	Held with the	Officer	Principal Occupation(s) and other	Overseen by
and Address (1)	Trust	since	Directorships During Past 5 Years	Trustee
John G. Vrysen Born: 1955	Chief Operating Officer	(since 2007)	Senior Vice President, Manulife Financial Corporation (since 2006); Director, Executive Vice President and Chief Operating Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (June 2007-Present); Chief Operating Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (June 2007 to Present); Director, Executive Vice President, and Chief Financial Officer, the Adviser, The Berkeley Group and John Hancock Funds, LLC (until June 2007); Executive Vice President and Chief Financial Officer, John Hancock Investment Management Services, LLC (since 2005), Vice President and Chief Financial Officer, MFC Global (U.S.) (since 2005); Director, John Hancock Signature Services, Inc. (since 2005); Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III, John Hancock Trust (2005-June 2007 ); Vice President and General Manager, Fixed Annuities, U.S. Wealth Management (until 2005); Vice President, Operations Manulife Wood Logan (2000-2004).	N/A

Charles A. Rizzo Born: 1959	Chief Financial Officer	(since 2007)	Chief Financial Officer, John Hancock Funds, John Hancock Funds II, John Hancock Funds III and John Hancock Trust (June 2007-Present); Assistant Treasurer, Goldman Sachs Mutual Fund Complex (registered investment companies) (2005-June 2007); Vice President, Goldman Sachs (2005-June 2007); Managing Director and Treasurer of Scudder Funds, Deutsche Asset Management (2003-2005); Director, Tax and Financial Reporting, Deutsche Asset Management (2002-2003); Vice President and Treasurer, Deutsche Global Fund Services (1999-2002).	N/A

(1)	Business address for the officers is 601 Congress Street, Boston, Massachusetts 02210-2805.
Board Committees
At its initial meeting on August 23, 2005, the Board established the following committees: (i) an Audit Committee composed solely of Independent Trustees (Messrs. Burgess, Bardelis and Oates); (ii) a Nominating Committee composed of all of the Independent Trustees; (iii) a Compliance Committee composed solely of Independent Trustees (Ms. Cook and Mr. McClellan) (the Interested Trustee may serve as ex-officio members); and (iv) three Investment Committees, each composed solely of Independent Trustees (with the Interested Trustee and the President of JHF II serving as ex-officio members in certain cases). For the fiscal year ended December 31, 2007, the Audit Committee and Compliance Committee each held four meetings, each Investment Committee held five meetings, and the Nominating Committee held no meetings.
Audit Committee. The Audit Committee reviews the internal and external accounting and auditing procedures of JHF II and, among other things, considers the selection of independent registered public accounting firm for JHF II, approves all significant services proposed to be performed by the independent registered public accounting firm and considers the possible effect of such services on the independent registered public accounting firm’s independence.
Nominating Committee. The Nominating Committee selects and nominates candidates as additional Independent Trustees or to fill vacancies on the Board. The Nominating Committee will consider candidates recommended by JHF II shareholders or group annuity contract owners investing in JHF II through insurance company separate accounts. Such candidates will be considered in the same manner as candidates recommended by other sources. Names of candidates recommended by shareholders or group annuity contract owners may be submitted to the Secretary of JHF II at 601 Congress Street, Boston, Massachusetts 02210, along with relevant biographical information.
When evaluating a person as a potential nominee to serve as an Independent Trustee, the Nominating Committee will generally consider, among other factors: (i) whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a Trustee; (ii) whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an Independent Trustee; (iii) the contribution that the person can make to the Board and the Funds and Portfolios, with consideration being given to the person’s business, academic or other experience and education and to such other factors as the Nominating

Committee may consider relevant; (iv) the character and integrity of the person; and (v) desirable personality traits, including independence, leadership and ability to work with others. The process of identifying nominees involves the consideration of candidates recommended by one or more of the following sources: current Trustees, officers, shareholders, group annuity contract owners and any other source the Nominating Committee deems appropriate. In addition, the Nominating Committee may use the services of a professional search firm to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.
Compliance Committee. The Compliance Committee reviews and makes recommendation to the full Board regarding certain compliance matters relating to JHF II, including the annual report of the Chief Compliance Officer of JHF II regarding its compliance program, matters relating to the pricing of the Funds and Portfolios, the Codes of Ethics of JHF II, the Adviser, the subadviser and regulatory changes.
Investment Committees. Each of the Investment Committee’s subcommittees reviews investment performance and other matters relating to a particular group of Funds and Portfolios and the subadvisers to those Funds and Portfolios.
Compensation of Trustees and Officers
The following table provides information regarding the compensation paid by JHF II and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. JHF II pays fees only to its Independent Trustees. Effective September 1, 2007, the Independent Trustees receive an annual retainer of $40,000 and a fee of $4,000 for attendance at meeting of the Trustees that they attend in person. Each Trustee is reimbursed for travel and other out-of-pocket expenses. The Chairman of the Board of Trustees receives an additional $30,000 annual retainer. The Chairman of the Audit Committee receives an additional $5,000 annual retainer. The Chairman of the Compliance Committee receives an additional $2,500 annual retainer.
Compensation Table (1)

		Total Compensation from
		JHF II
	Total Compensation from	and the John Hancock Fund
Name of Trustee	JHF II	Complex
Independent Trustees
Charles L. Bardelis	$55,000	$216,000
Peter S. Burgess	$57,500	$228,000
Elizabeth Cook	$56,250	$224,750
Hassell H. McClellan	$55,000	$216,000
James M. Oates	$75,000	$296,000
Interested Trustee
James R. Boyle	—	—
John D. Richardson(2)	$—	$—

(1)	Compensation received for services as a Trustee. JHF II does not have a pension or retirement plan for any of its Trustees or officers. In addition, JHF II does not participate in the John Hancock Deferred Compensation Plan for Independent Trustees (the “Plan”). Under the Plan, an Independent Trustee may defer his fees by electing to have the Adviser invest his fees in one of the Funds in the John Hancock Fund Complex that participates in the Plan.

(2)	Mr. Richardson is a non-voting “emeritus” Trustee.

Trustee Ownership of Shares of the Funds
The table below lists the amount of securities of each Portfolio beneficially owned by each Trustee as of December 31, 2007. For purposes of this table, beneficial ownership is defined to mean a direct or indirect pecuniary interest. Please note that exact dollar amounts of securities held are not listed. Rather, ownership is listed based on the following table:
A — $0
B — $1 up to and including $10,000
C — $10,001 up to and including $50,000
D — $50,001 up to and including $100,000
E — $100,001 or more

Interested
	Independent Trustees					Trustee
	Charles L.	Peter S.	Elizabeth G.	Hassell H.	James M.	James M.
Portfolio	Bardelis	Burgess	Cook	McClellan	Oates	Boyle
Lifestyle Aggressive Portfolio	A	A	A	A	D	A
Lifestyle Balanced Portfolio	A	A	A	A	A	A
Lifestyle Conservative Portfolio	C	A	A	A	A	A
Lifestyle Growth Portfolio	A	D	A	C	A	A
Lifestyle Moderate Portfolio	A	A	A	A	A	A
Aggregate Dollar Range of Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	E	E	E	E	E	C
SHAREHOLDERS OF THE PORTFOLIOS
As of March 31, 2008, all the Class 1 shares were held by John Hancock Life Insurance Company (U.S.A.) (“JHLICO U.S.A.”) (formerly, The Manufacturers Life Insurance Company (U.S.A.)) and John Hancock Life Insurance Company of New York (“JHLICO New York”) (formerly, The Manufacturers Life Insurance Company of New York) on behalf of certain of their separate accounts that are used to fund group annuity contracts issued to qualified retirement plans and that are not registered under the 1940 Act in reliance on the exception provided by Section 3(c)(11) of that Act.
JHLICO U.S.A. is a stock life insurance company originally organized under the laws of Pennsylvania and redomesticated under the laws of Michigan. Its principal address is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5. JHLICO New York is a stock life insurance company organized under the laws of New York. Its principal address is 100 Summit Lake Drive, Second Floor, Valhalla, New York 10595. Each of JHLICO (U.S.A.) and JHLICO New York is a wholly-owned subsidiary of The Manufacturers Life Insurance Company (“Manulife”), a Canadian stock life insurance company. MFC is the holding company of Manulife and its subsidiaries. The principal offices of MFC are located at 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.
As of March 31, 2008, the Trustees and officers of each Portfolio, in the aggregate, beneficially owned less than 1% of the outstanding shares of each class of shares of each Portfolio.
As of March 31, 2008, the following shareholders owned of record 5% or more of the outstanding shares of the Portfolios indicated below:

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE AGGRESSIVE PORTFOLIO	B	CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA	333 WEST 34TH STREET, 7TH FLOOR NEW YORK NY 10001-2402	85,598.362	5.22%
LIFESTYLE AGGRESSIVE PORTFOLIO	C	MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION	4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	582,311.972	8.73%
LIFESTYLE AGGRESSIVE PORTFOLIO	C	CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA	333 WEST 34TH STREET, 7TH FLOOR NEW YORK NY 10001-2402	456,921.081	6.85%
LIFESTYLE AGGRESSIVE PORTFOLIO	R	MG TRUST CUSTODIAN FBO AMERICAN CLAIM SERVICES INC	700 17TH ST, STE 300 DENVER CO 80202-3531	38,322.918	31.70%
LIFESTYLE AGGRESSIVE PORTFOLIO	R	MG TRUST COMPANY CUST FBO DALBEY EDUCATION INSTITUTE, LLC 401	700 17TH ST, STE 300 DENVER CO 80202-3531	27,862.854	23.04%
LIFESTYLE AGGRESSIVE PORTFOLIO	R	COUNSEL TRUST DBA MATC FBO DURST CORP INC 401K PSP & TRUST	1251 WATERFRONT PL, STE 525 PITTSBURGH PA 15222-4228	9,395.999	7.77%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE AGGRESSIVE PORTFOLIO	R1	OF DE TTEE AST CAPITAL TRUST FBO HOUSING AUTHORITY/ CITY OF CHARLOTTE	PO BOX 52129 PHOENIX AZ 85072-2129	50,369.524	40.67%
LIFESTYLE AGGRESSIVE PORTFOLIO	R1	COUNSEL TRUST DBA MATC FBO RASA FLOORS LP 401K PLAN	1251 WATERFRONT PL, STE 525 PITTSBURGH PA 15222-4228	16,329.929	13.19%
LIFESTYLE AGGRESSIVE PORTFOLIO	R1	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	9,218.289	7.44%
LIFESTYLE AGGRESSIVE PORTFOLIO	R1	AST CAPITAL TRUSTCO OF DE TTEE FBO RIVIERA HOTEL & CASINO 401K	PO BOX 52129 PHOENIX AZ 85072-2129	8,562.820	6.91%
LIFESTYLE AGGRESSIVE PORTFOLIO	R1	MG TRUST COMPANY CUST FBO CFID	700 17TH ST, STE 300 DENVER CO 80202-3531	7,442.582	6.01%
LIFESTYLE AGGRESSIVE PORTFOLIO	R1	AST CAPITAL TRUST CO OF DE TTEE CUST FBO RIVIERA HOLDINGS CORPORATION 401K	PO BOX 52129 PHOENIX AZ 85072-2129	6,993.454	5.65%
LIFESTYLE AGGRESSIVE PORTFOLIO	R2	TRUSTLYNX & CO TRUSTLYNX	PO BOX 173736 DENVER CO 80217-3736	127,638.447	76.84%
LIFESTYLE AGGRESSIVE PORTFOLIO	R2	RELIANCE TRUST FBO NE BANK 401K	PO BOX 48529 ATLANTA GA 30362-1529	22,039.320	13.27%
LIFESTYLE AGGRESSIVE PORTFOLIO	R3	COUNSEL TRUST DBA MID ATLANTIC TRUSTCO FBO TEXAS TRANSPLANT INSTITUTE 401K	336 4TH AVE PITTSBURGH PA 15222-2011	48,336.128	9.18%
LIFESTYLE AGGRESSIVE PORTFOLIO	R3	MG TRUST COMPANY CUST FBO GILA RIVER HEALTH CARE CORPORATION	700 17TH ST, STE 300 DENVER CO 80202-3531	45,105.606	8.57%
LIFESTYLE AGGRESSIVE PORTFOLIO	R3	MG TRUST COMPANY CUST FBO GRAPHITE SALES INC PROFIT SHARING	700 17TH ST, STE 300 DENVER CO 80202-3531	43,010.916	8.17%
LIFESTYLE AGGRESSIVE PORTFOLIO	R3	MG TRUST CUSTODIAN FBO FORKLIFTS INC RETIREMENT SAVINGS PLAN	700 17TH ST, STE 150 DENVER CO 80202-3502	36,366.723	6.91%
LIFESTYLE AGGRESSIVE PORTFOLIO	R3	AST CAPITAL TRUSTCO OF DE CUST FBO ANDERSON ZURMEUEHLEN 401K	PO BOX 52129 PHOENIX AZ 85072-2129	36,127.835	6.86%
LIFESTYLE AGGRESSIVE PORTFOLIO	R3	NFS LLC FEBO RELIANCE TRUSTCO TTEE E GLUCK CORP 401K PLAN	2910 THOMSON AVE LONG IS CITY NY 11101-2929	32,094.444	6.09%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE AGGRESSIVE PORTFOLIO	R4	AST CAPITAL TRUSTCO OF DE TTEE FBO LAUGHLIN FALBO 401K	PO BOX 52129 PHOENIX AZ 85072-2129	55,966.683	15.14%
LIFESTYLE AGGRESSIVE PORTFOLIO	R4	COUNSEL TRUST FBO SOUTH LAKE HOSPITAL INC SAVING PLAN	336 4TH AVE STE 5 THE TIMESW BUILDING PITTSBURGH PA 15222-2004	55,744.981	15.08%
LIFESTYLE AGGRESSIVE PORTFOLIO	R4	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT	101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	30,788.186	8.33%
LIFESTYLE AGGRESSIVE PORTFOLIO	R4	MG TRUST COMPANY AS AGENT FOR FRONTIER TRUST CO AS TTEE GOEBEL FIXTURE COMPANY	PO BOX 10699 FARGO ND 58106-0699	21,560.114	5.83%
LIFESTYLE AGGRESSIVE PORTFOLIO	R4	AST CAPITAL TRUSTCO OF DE TTEE FBO LAUGHLIN FALBO PSP	PO BOX 52129 PHOENIX AZ 85072-2129	19,173.794	5.19%
LIFESTYLE AGGRESSIVE PORTFOLIO	R5	COUNSEL TRUST DBA MATC FBO ALPHASTAFF RETPLAN SAVINGS	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	248,864.117	51.94%
LIFESTYLE AGGRESSIVE PORTFOLIO	R5	NFS LLC FEBO MASSACHUSETTS ENVELOPE 401K RETTRUST	30 COBBLE HILL RD SOMERVILLE MA 02143-4412	70,701.644	14.75%
LIFESTYLE AGGRESSIVE PORTFOLIO	R5	AST CAPITAL TRUSTCO OF DE TTEE FBO CYPRESS SEMICONDUCTOR NON-QUALIFIED	PO BOX 52129 PHOENIX AZ 85072-2129	24,186.297	5.05%
LIFESTYLE BALANCED PORTFOLIO	B	MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION	4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	351,527.903	7.96%
LIFESTYLE BALANCED PORTFOLIO	B	CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA	333 WEST 34TH STREET 7TH FLOOR NEW YORK NY 10001-2402	226,660.348	5.13%
LIFESTYLE BALANCED PORTFOLIO	C	MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION	4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	3,135,846.707	16.09%
LIFESTYLE BALANCED PORTFOLIO	R	MG TRUST COMPANY CUST FBO BAY WEST ENDOCRINOLOGY ASSOCIATES	700 17TH ST STE 300 DENVER CO 80202-3531	13,851.866	12.37%
LIFESTYLE BALANCED PORTFOLIO	R	MG TRUST COMPANY CUST FBO GREATSTONE DEVELOPMENT	700 17TH ST STE 300 DENVER CO 80202-3531	13,708.891	12.25%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE BALANCED PORTFOLIO	R	THOMAS P BORTOLAZZO FBO THOMAS P BORTOLAZZO 401K PSP & TRUST CONSTRUCTION INC	921 DE LA VINA ST SANTA BARBARA CA 93101-3220	10,895.346	9.73%
LIFESTYLE BALANCED PORTFOLIO	R	COUNSEL TRUST DBA MATC FBO DURST CORP INC 401K PSP & TRUST	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	7,164.133	6.40%
LIFESTYLE BALANCED PORTFOLIO	R	COUNSEL TRUST DBA MATC FBO PORT NECHES GROVES ISD 457 PLAN	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	5,819.834	5.20%
LIFESTYLE BALANCED PORTFOLIO	R	MG TRUST COMPANY CUST FBO FLORIDA CAPITAL GROUP INC 401(K)	700 17TH ST STE 300 DENVER CO 80202-3531	5,668.495	5.06%
LIFESTYLE BALANCED PORTFOLIO	R1	COUNSEL TRUST DBA MATC FBO RASA FLOORS LP 401K PLAN	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	23,609.947	33.53%
LIFESTYLE BALANCED PORTFOLIO	R1	MG TRUST COMPANY CUST FBO G.H. BUSCH & SON INC DBA BUSCH FUN	700 17TH ST STE 300 DENVER CO 80202-3531	8,245.510	11.71%
LIFESTYLE BALANCED PORTFOLIO	R1	MG TRUSTCO AGENT TTEE FRONTIER TRUSTCO COLLINS & JEWELL CO INC 401K PS PLA	PO BOX 10699 FARGO ND 58106-0699	7,519.632	10.68%
LIFESTYLE BALANCED PORTFOLIO	R1	MG TRUST CUSTODIAN FBO GAINESVILLE INDUSTRIAL ELECTRIC COMANY	700 17TH ST STE 150 DENVER CO 80202-3502	6,044.648	8.58%
LIFESTYLE BALANCED PORTFOLIO	R1	MG TRUST COMPANY AS AGENT FOR FRONTIER TRUST COMPANY AS TTEE RONLEN INDUSTRIES 401K & PSP	PO BOX 10699 FARGO ND 58106-0699	5,334.172	7.58%
LIFESTYLE BALANCED PORTFOLIO	R1	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	5,151.802	7.32%
LIFESTYLE BALANCED PORTFOLIO	R2	CHARLES SCHWAB TRUST CO CUST FBO EXPRO AMERICAS LLC 401K PLAN	215 FREMONT ST FL 6 SAN FRANCISCO CA 94105-2323	96,966.740	37.33%
LIFESTYLE BALANCED PORTFOLIO	R2	MG TRUST COMPANY CUST FBO BARRY A LEVIN DDS PA 401K PROF	700 17TH ST STE 300 DENVER CO 80202-3531	70,924.017	27.30%
LIFESTYLE BALANCED PORTFOLIO	R2	TRUSTLYNX & CO TRUSTLYNX	PO BOX 173736 DENVER CO 80217-3736	37,525.643	14.45%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE BALANCED PORTFOLIO	R2	MG TRUST COMPANY CUST FBO BEARING DISTRIBUTORS INC	700 17TH ST STE 300 DENVER CO 80202-3531	28,996.502	11.16%
LIFESTYLE BALANCED PORTFOLIO	R3	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT	101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	466,793.770	25.98%
LIFESTYLE BALANCED PORTFOLIO	R3	AST CAPITAL TRUSTCO OF DE CUST FBO ANDERSON ZURMEUEHLEN 401K	PO BOX 52129 PHOENIX AZ 85072-2129	146,342.160	8.14%
LIFESTYLE BALANCED PORTFOLIO	R3	PERSHING LLC	PO BOX 2052 JERSEY CITY NJ 07303-2052	126,237.553	7.03%
LIFESTYLE BALANCED PORTFOLIO	R4	COUNSEL TRUST FBO SOUTH LAKE HOSPITAL INC SAVING PLAN	4TH AVE STE 5 THE TIMESW BUILDING PITTSBURGH PA 15222-2004	203,498.360	16.74%
LIFESTYLE BALANCED PORTFOLIO	R4	CHARLES SCHWAB TRUSTCO CUST GREAT PLAINS COMMUNICATIONS 401K	215 FREMONT ST FL 6 SAN FRANCISCO CA 94105-	183,021.264	15.06%
LIFESTYLE BALANCED PORTFOLIO	R4	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT	101 MONTGOMERY ST SAN FRANCISCO CA 94104-	112,192.163	9.23%
LIFESTYLE BALANCED PORTFOLIO	R4	NFS LLC FEBO STATE STREET BANK TRUSTCO TTEE VARIOUS RETIREMENT PLANS	4 MANHATTANVILLE RD PURCHASE NY 10577-2139	95,287.945	7.84%
LIFESTYLE BALANCED PORTFOLIO	R4	NFS LLC FEBO RELIANCE TRUSTCO TTEE PARK WEST GALLERY 401K PLAN	29469 NORTHWESTERN HWY SOUTHFIELD MI 48034-1026	90,088.284	7.41%
LIFESTYLE BALANCED PORTFOLIO	R4	MG TRUST COMPANY AS AGENT FOR FRONTIER TRUST CO AS TTEE GOEBEL FIXTURE COMPANY	PO BOX 10699 FARGO ND 58106-0699	79,936.623	6.58%
LIFESTYLE BALANCED PORTFOLIO	R4	NFS LLC FEBO RELIANCE TRUST COMPANY TTEE FERROTEC TAX SAVINGS DEPST/INVSTMT PL	33 CONSTITUTION DR BEDFORD NH 03110	75,505.819	6.21%
LIFESTYLE BALANCED PORTFOLIO	R5	COUNSEL TRUST DBA MATC FBO ALPHASTAFF RETPLAN SAVINGS	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	243,626.535	24.31%
LIFESTYLE BALANCED PORTFOLIO	R5	NFS LLC FEBO FIRST AMERICAN TRUST FSB	5 FIRST AMERICAN WAY MSC 7 SANTA ANA CA 92707-5913	184,904.742	18.45%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE BALANCED PORTFOLIO	R5	WILMINGTON TRUST COMP CUST FBO EPLAN SERVICES INC GROUP TRUST PLAN C/O MUTUAL FUNDS	PO BOX 8971 WILMINGTON DE 19899-8971	136,679.912	13.64%
LIFESTYLE BALANCED PORTFOLIO	R5	NFS LLC FEBO MASSACHUSETTS ENVELOPE 401K RETTRUST	30 COBBLE HILL RD SOMERVILLE MA 02143-4412	119,219.023	11.90%
LIFESTYLE BALANCED PORTFOLIO	R5	NFS LLC FEBO SOUTH TEXAS MEDICAL CLINICS 40 NEWFIRST NATIONAL BANK TTEE	2100 REGIONAL MEDICAL DR WHARTON TX 77488-9719	84,119.099	8.40%
LIFESTYLE BALANCED PORTFOLIO	R5	WELLS FARGO BANK NA FBO RETPLAN SVCS	PO BOX 1533 MINNEAPOLIS MN 55480-1533	63,148.782	6.30%
LIFESTYLE CONSERVATIVE PORTFOLIO	B	MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION	4800 DEER LAKE DRIVE EAST 2ND JACKSONVILLE FL 32246-6484	48,207.140	5.39%
LIFESTYLE CONSERVATIVE PORTFOLIO	C	MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION	4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	1,504,820.235	31.34%
LIFESTYLE CONSERVATIVE PORTFOLIO	C	CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA	333 WEST 34TH STREET 7TH FLOOR NEW YORK NY 10001-2402	308,239.295	6.42%
LIFESTYLE CONSERVATIVE PORTFOLIO	R	NFS LLC FEBO SOUTHERN GLASS CO /DIVN OF R W RONALD ALLEN WADDLE TTEE	915 N HILL DR NASHVILLE TN 37207-4735	13,389.441	47.10%
LIFESTYLE CONSERVATIVE PORTFOLIO	R	MG TRUST COMPANY CUST FBO ITS TECHNOLOGIES INC PROFIT SHARING	700 17TH ST STE 300 DENVER CO 80202-3531	3,621.547	12.74%
LIFESTYLE CONSERVATIVE PORTFOLIO	R	MG TRUST COMPANY CUST FBO GENE CLAYTON CONSULTING	700 17TH ST STE 300 DENVER CO 80202-3531	2,400.600	8.44%
LIFESTYLE CONSERVATIVE PORTFOLIO	R	COUNSEL TRUST DBA MATC FBO ISAGRO USA INC 401K PSP & TRUST	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	2,027.309	7.13%
LIFESTYLE CONSERVATIVE PORTFOLIO	R	MG TRUST COMPANY CUST FBO DALBEY EDUCATION INSTITUTE, LLC 401	700 17TH ST STE 300 DENVER CO 80202-3531	1,657.709	5.83%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE CONSERVATIVE PORTFOLIO	R1	AST CAPITAL TRUSTCO OF DE TTEE FBO RIVIERA HOTEL & CASINO 401K	PO BOX 52129 PHOENIX AZ 85072-2129	13,231.414	37.63%
LIFESTYLE CONSERVATIVE PORTFOLIO	R1	AST CAPITAL TRUST FBO HOUSING AUTHORITY/CITY OF CHARLOTTE	PO BOX 52129 PHOENIX AZ 85072-2129	12,961.294	36.86%
LIFESTYLE CONSERVATIVE PORTFOLIO	R1	MG TRUST COMPANY CUST FBO JSRJ ARCHITECTUAL DESIGN LLC	700 17TH ST STE 300 DENVER CO 80202-3531	4,985.286	14.18%
LIFESTYLE CONSERVATIVE PORTFOLIO	R2	MG TRUST COMPANY CUST FBO BEARING DISTRIBUTORS INC	700 17TH ST STE 300 DENVER CO 80202-3531	13,943.004	46.61%
LIFESTYLE CONSERVATIVE PORTFOLIO	R2	MG TRUST COMPANY CUST FBO BARRY A LEVIN DDS PA 401K PROF	700 17TH ST STE 300 DENVER CO 80202-3531	7,630.731	25.51%
LIFESTYLE CONSERVATIVE PORTFOLIO	R2	TRUSTLYNX & CO TRUSTLYNX	PO BOX 173736 DENVER CO 80217-3736	5,882.212	19.66%
LIFESTYLE CONSERVATIVE PORTFOLIO	R3	AST CAPITAL TRUSTCO OF DE TTEE FBO ORTHOPEDIC ASSOC OF DALLAS RETPLAN	PO BOX 52129 PHOENIX AZ 85072-2129	401,104.192	55.26%
LIFESTYLE CONSERVATIVE PORTFOLIO	R3	MG TRUST COMPANY CUST FBO GSC ENTERPRISES 401K PLAN	700 17TH ST STE 300 DENVER CO 80202-	71,814.517	9.89%
LIFESTYLE CONSERVATIVE PORTFOLIO	R3	ORCHARD TRUST COMPANY TTEE FBO EMPLOYEE BENEFITS CLIENTS NADIYA AL SAYED	8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	44,063.058	6.07%
LIFESTYLE CONSERVATIVE PORTFOLIO	R4	MG TRUST COMPANY AS AGENT FOR FRONTIER TRUST CO AS TTEE GOEBEL FIXTURE COMPANY	PO BOX 10699 FARGO ND 58106-0699	87,334.419	29.86%
LIFESTYLE CONSERVATIVE PORTFOLIO	R4	DONALD FALTISCO TTEE HERITAGE CONTRACT FLOORING LLC 401(K)	29 DEPOT ST BUFFALO NY 14206-2203	64,676.192	22.11%
LIFESTYLE CONSERVATIVE PORTFOLIO	R4	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT	101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	37,976.584	12.98%
LIFESTYLE CONSERVATIVE PORTFOLIO	R4	WILMINGTON TRUSTCO TTEE FBO BRATTLEBORO 403B C/O MUTUAL FUNDS	PO BOX 8971 WILMINGTON DE 19899-8971	19,160.491	6.55%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE CONSERVATIVE PORTFOLIO	R5	COUNSEL TRUST DBA MATC FBO ALPHASTAFF RETPLAN SAVINGS	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	34,617.093	35.09%
LIFESTYLE CONSERVATIVE PORTFOLIO	R5	NFS LLC FEBO SOUTH TEXAS MEDICAL CLINICS 40 NEWFIRST NATIONAL BANK TTEE	2100 REGIONAL MEDICAL DR WHARTON TX 77488-9719	17,242.422	17.48%
LIFESTYLE CONSERVATIVE PORTFOLIO	R5	WILMINGTON TRUST COMP CUST FBO EPLAN SERVICES INC GROUP TRUST PLAN C/O MUTUAL FUNDS	PO BOX 8971 WILMINGTON DE 19899-8971	11,333.854	11.49%
LIFESTYLE CONSERVATIVE PORTFOLIO	R5	WELLS FARGO BANK NA FBO RETPLAN SVCS	PO BOX 1533 MINNEAPOLIS MN 55480-1533	10,253.471	10.39%
LIFESTYLE CONSERVATIVE PORTFOLIO	R5	UNIVEST BANK & TRUST ATTN TRUST	14 N MAIN ST SOUDERTON PA 18964-1713	7,017.853	7.11%
LIFESTYLE CONSERVATIVE PORTFOLIO	R5	NFS LLC FEBO MASSACHUSETTS ENVELOPE 401K RETTRUST	30 COBBLE HILL RD SOMERVILLE MA 02143-4412	5,624.019	5.70%
LIFESTYLE GROWTH PORTFOLIO	C	MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 97C55	4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	2,206,408.451	10.92%
LIFESTYLE GROWTH PORTFOLIO	C	CITIGROUP GLOBAL MARKETS INC ATTN CINDY TEMPESTA	333 WEST 34TH STREET 7TH FLOOR NEW YORK NY 10001-2402	1,476,989.681	7.31%
LIFESTYLE GROWTH PORTFOLIO	R	MG TRUST COMPANY CUST FBO BAY WEST ENDOCRINOLOGY ASSOCIATES	700 17TH ST STE 300 DENVER CO 80202-3531	20,655.574	18.35%
LIFESTYLE GROWTH PORTFOLIO	R	MG TRUST COMPANY CUST FBO POLO RANCH WYO LLC 401K PLAN	700 17TH ST STE 300 DENVER CO 80202-3531	13,086.802	11.63%
LIFESTYLE GROWTH PORTFOLIO	R	COUNSEL TRUST DBA MATC FBO DURST CORP INC 401K PSP & TRUST	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	12,031.056	10.69%
LIFESTYLE GROWTH PORTFOLIO	R	THOMAS P BORTOLAZZO FBO THOMAS P BORTOLAZZO 401K PSP & TRUST CONSTRUCTION INC	921 DE LA VINA ST SANTA BARBARA CA 93101-3220	6,825.381	6.06%
LIFESTYLE GROWTH PORTFOLIO	R1	AST CAPITAL TRUST FBO HOUSING AUTHORITY/CITY OF CHARLOTTE	PO BOX 52129 PHOENIX AZ 85072-2129	95,592.781	61.70%
LIFESTYLE GROWTH PORTFOLIO	R1	AST CAPITAL TRUSTCO OF DE TTEE FBO RIVIERA HOTEL & CASINO 401K	PO BOX 52129 PHOENIX AZ 85072-2129	12,768.110	8.24%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE GROWTH PORTFOLIO	R1	MG TRUST COMPANY AS AGENT FOR FRONTIER TRUST CO AS TTEE COLLINS & JEWELL CO INC 401K PS PLA	PO BOX 10699 FARGO ND 58106-0699	11,583.208	7.48%
LIFESTYLE GROWTH PORTFOLIO	R2	CHARLES SCHWAB TRUSTCO CUST EXPRO AMERICAS LLC 401K	215 FREMONT ST FL 6 SAN FRANCISCO CA 94105-2323	61,913.183	40.37%
LIFESTYLE GROWTH PORTFOLIO	R2	RELIANCE TRUST FBO NE BANK 401K	PO BOX 48529 ATLANTA GA 30362-1529	51,567.407	33.63%
LIFESTYLE GROWTH PORTFOLIO	R2	CHARLES SCHWAB TRUSTCO CUST TRIPLEX INC 401K PLAN	215 FREMONT ST FL 6 SAN FRANCISCO CA 94105-2323	15,077.513	9.83%
LIFESTYLE GROWTH PORTFOLIO	R2	MG TRUST COMPANY CUST FBO BTH ASSOCIATES INC 401K PLAN	700 17TH ST STE 300 DENVER CO 80202-3531	9,020.557	5.88%
LIFESTYLE GROWTH PORTFOLIO	R3	VERN EIDE MOTOCARS INC	5200 S LOUISE AVE SIOUX FALLS SD 57108-2297	122,920.550	11.15%
LIFESTYLE GROWTH PORTFOLIO	R3	AST CAPITAL TRUSTCO OF DE CUST FBO ANDERSON ZURMEUEHLEN 401K	PO BOX 52129 PHOENIX AZ 85072-2129	102,489.487	9.30%
LIFESTYLE GROWTH PORTFOLIO	R3	MG TRUST COMPANY CUST FBO ALLEGRA NETWORK LLC EMPLOYEE SAVING	700 17TH ST STE 300 DENVER CO 80202-3531	57,681.960	5.23%
LIFESTYLE GROWTH PORTFOLIO	R3	NFS LLC FEBO VIRGINIA R MCCOURT TTEE MCCOURT CONST CO INC MEP 401K RET SA	60 K ST STE 2 SOUTH BOSTON MA 02127-1617	56,856.240	5.16%
LIFESTYLE GROWTH PORTFOLIO	R4	COUNSEL TRUST FBO SOUTH LAKE HOSPITAL INC SAVING PLAN	336 4TH AVE STE 5 THE TIMESW BUILDING PITTSBURGH PA 15222-2004	247,635.152	25.40%
LIFESTYLE GROWTH PORTFOLIO	R4	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT	101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	121,378.457	12.45%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE GROWTH PORTFOLIO	R4	MG TRUST COMPANY AS AGENT FOR FRONTIER TRUST CO AS TTEE GOEBEL FIXTURE COMPANY	PO BOX 10699 FARGO ND 58106-0699	110,800.237	11.37%
LIFESTYLE GROWTH PORTFOLIO	R5	COUNSEL TRUST DBA MATC FBO ALPHASTAFF RETPLAN SAVINGS	1251 WATERFRONT PL, STE 525 PITTSBURGH PA 15222-4228	253,202.856	30.14%
LIFESTYLE GROWTH PORTFOLIO	R5	WILMINGTON TRUST COMP CUST FBO EPLAN SERVICES INC GROUP TRUST PLAN C/O MUTUAL FUNDS	PO BOX 8971 WILMINGTON DE 19899-8971	107,554.310	12.80%
LIFESTYLE GROWTH PORTFOLIO	R5	NFS LLC FEBO MASSACHUSETTS ENVELOPE 401K RETTRUST	30 COBBLE HILL RD SOMERVILLE MA 02143-4412	105,300.294	12.53%
LIFESTYLE GROWTH PORTFOLIO	R5	NFS LLC FEBO SOUTH TEXAS MEDICAL CLINICS 40 NEWFIRST NATIONAL BANK TTEE	2100 REGIONAL MEDICAL DR WHARTON TX 77488-9719	72,130.206	8.59%
LIFESTYLE GROWTH PORTFOLIO	R5	COUNSEL TRUST FBO LIFESOURCE UPPER MIDWEST ORGAN PROCUREMENT ORGANIZATION INC	336 4TH AVE, STE 5 THE TIMESW BUILDING PITTSBURGH PA 15222-2004	59,687.937	7.10%
LIFESTYLE GROWTH PORTFOLIO	R5	RELIANCE TRUST COMPANY FBO EAR NOSE & THROAT & FACIAL PLASTIC SURGERY CENTER OF FREDERICKSBURG PC 401K PLAN ATLANTA GA	PO BOX 48529 ATLANTA GA 30362-1529	52,083.583	6.20%
LIFESTYLE MODERATE PORTFOLIO	A	FIRST CLEARING LLC JAMES YOUNG & KELLY YOUNG JT TEN	PO BOX 39 LEBANON OR 97355-0039	342,753.709	5.13%
LIFESTYLE MODERATE PORTFOLIO	B	MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION	4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	95,617.568	7.61%
LIFESTYLE MODERATE PORTFOLIO	C	MLPF& S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION	4800 DEER LAKE DRIVE EAST, 2ND FL JACKSONVILLE FL 32246-6484	977,374.916	17.60%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE MODERATE PORTFOLIO	R	MG TRUST COMPANY CUST FBO DALBEY EDUCATION INSTITUTE, LLC 401	700 17TH ST STE 300 DENVER CO 80202-3531	16,416.707	34.39%
LIFESTYLE MODERATE PORTFOLIO	R	WACHOVIA BANK FBO VARIOUS RETIREMENT PLANS	1525 WEST WT HARRIS BLVD CHARLOTTE NC 28288-0001	9,639.963	20.19%
LIFESTYLE MODERATE PORTFOLIO	R	MG TRUST COMPANY CUST FBO ITS TECHNOLOGIES INC PROFIT SHARING	700 17TH ST STE 300 DENVER CO 80202-3531	6,033.096	12.64%
LIFESTYLE MODERATE PORTFOLIO	R	MG TRUST COMPANY CUST FBO LINMARK MACHINE PRODUCTS INC	700 17TH ST STE 300 DENVER CO 80202-3531	3,442.244	7.21%
LIFESTYLE MODERATE PORTFOLIO	R	MG TRUST COMPANY CUST FBO ARGITAINMENT INC	700 17TH ST STE 300 DENVER CO 80202-3531	2,783.485	5.83%
LIFESTYLE MODERATE PORTFOLIO	R1	AST CAPITAL TRUST FBO HOUSING AUTHORITY/CITY OF CHARLOTTE	PO BOX 52129 PHOENIX AZ 85072-2129	53,008.795	63.91%
LIFESTYLE MODERATE PORTFOLIO	R1	AST CAPITAL TRUSTCO OF DE TTEE FBO RIVIERA HOTEL & CASINO 401K	PO BOX 52129 PHOENIX AZ 85072-2129	12,973.537	15.64%
LIFESTYLE MODERATE PORTFOLIO	R1	MG TRUST CUSTODIAN FBO HPI SALES LLC 401K PLAN	700 17TH ST STE 150 DENVER CO 80202-3502	6,818.065	8.22%
LIFESTYLE MODERATE PORTFOLIO	R2	JOHN HANCOCK LIFE INSURANCE CO USA ATTN: KELLY A CONWAY	601 CONGRESS ST FL 9 BOSTON MA 02210-	8,153.469	37.56%
LIFESTYLE MODERATE PORTFOLIO	R2	CHARLES SCHWAB TRUST CO CUST FBO EXPRO AMERICAS LLC 401K PLAN	215 FREMONT ST FL 6 SAN FRANCISCO CA 94105-2323	6,041.010	27.83%
LIFESTYLE MODERATE PORTFOLIO	R2	MG TRUST COMPANY CUST FBO BARRY A LEVIN DDS PA 401K PROF	700 17TH ST STE 300 DENVER CO 80202	4,908.452	22.61%
LIFESTYLE MODERATE PORTFOLIO	R2	CHARLES SCHWAB TRUST CO CUST FBO TRIPLEX INC 401 K PLAN 401K PLAN	215 FREMONT ST FL 6 SAN FRANCISCO CA 94105-2323	1,090.649	5.02%
LIFESTYLE MODERATE PORTFOLIO	R3	COUNSEL TRUST DBA MID ATLANTIC TRUSTCO FBO TEXAS TRANSPLANT INSTITUTE 401K	336 FOURTH AVENUE THE TIMES BUILDING	44,611.232	10.70%
LIFESTYLE MODERATE PORTFOLIO	R3	AST CAPITAL TRUSTCO OF DE CUST FBO ANDERSON ZURMEUEHLEN 401K	PO BOX 52129 PHOENIX AZ 85072-2129	38,143.351	9.15%

					Percentage
	Share			Number of	of
Name	Class	Shareholder Name	Address	Shares	Ownership
LIFESTYLE MODERATE PORTFOLIO	R3	COUNSEL TRUST DBA MID ATLANTIC TRUSTCO FBO MESTENA OPERATING LTD PSP	336 4TH AVE PITTSBURGH PA 15222-2011	33,917.937	8.13%
LIFESTYLE MODERATE PORTFOLIO	R4	COUNSEL TRUST FBO SOUTH LAKE HOSPITAL INC SAVING PLAN	336 4TH AVE STE 5 THE TIMESW BUILDING PITTSBURGH PA 15222-2004	71,788.002	25.04%
LIFESTYLE MODERATE PORTFOLIO	R4	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT	101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	26,784.355	9.34%
LIFESTYLE MODERATE PORTFOLIO	R4	COUNSEL TRUST FBO UNITY PHYSICIAN GROUP 401K PLAN	235 SAINT CHARLES WAY STE 100 YORK PA 17402-4693	21,587.216	7.53%
LIFESTYLE MODERATE PORTFOLIO	R4	MG TRUST COMPANY AS AGENT FOR FRONTIER TRUST CO AS TTEE GOEBEL FIXTURE COMPANY	PO BOX 10699 FARGO ND 58106-0699	20,730.252	7.23%
LIFESTYLE MODERATE PORTFOLIO	R4	NFS LLC FEBO RELIANCE TRUST COMPANY TTEE FERROTEC TAX SAVINGS	33 CONSTITUTION DR BEDFORD NH 03110	20,472.469	7.14%
LIFESTYLE MODERATE PORTFOLIO	R4	EMJAYCO FBO REINDERS INC 401K C/O FASCORE LLC	8515 E ORCHARD RD # 2T2 GREENWOOD VLG CO 80111-5002	17,295.820	6.03%
LIFESTYLE MODERATE PORTFOLIO	R4	MG TRUST COMPANY AS AGENT FOR FRONTIER TRUST CO AS TTEE WICHITA SHEET METAL SUPPLY INC	PO BOX 10699 FARGO ND 58106-0699	15,194.835	5.30%
LIFESTYLE MODERATE PORTFOLIO	R5	NFS LLC FEBO FIRST AMERICAN TRUST FSB 5 FIRST AMERICAN WAY MSC	7 SANTA ANA CA 92707-5913	175,187.773	39.34%
LIFESTYLE MODERATE PORTFOLIO	R5	COUNSEL TRUST DBA MATC FBO ALPHASTAFF RETPLAN SAVINGS	1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228	67,676.934	15.20%
LIFESTYLE MODERATE PORTFOLIO	R5	UNIVEST BANK & TRUST ATTN TRUST	14 N MAIN ST SOUDERTON PA 18964-1713	44,446.599	9.98%
LIFESTYLE MODERATE PORTFOLIO	R5	NFS LLC FEBO SOUTH TEXAS MEDICAL CLINICS 40 NEWFIRST NATIONAL BANK TTEE	2100 REGIONAL MEDICAL DR WHARTON TX 77488-9719	40,924.403	9.19%
LIFESTYLE MODERATE PORTFOLIO	R5	WILMINGTON TRUST COMP CUST FBO EPLAN SERVICES INC GROUP TRUST PLAN C/O MUTUAL FUNDS	PO BOX 8971 WILMINGTON DE 19899-8971	39,402.543	8.85%

INVESTMENT MANAGEMENT ARRANGEMENTS AND OTHER SERVICES
The Advisory Agreement
Each Portfolio has entered into an investment management contract (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser selects, contracts with, and compensates subadvisers to manage the investment and reinvestment of the assets of the Portfolios, subject to the general supervision of the Trustees. The Adviser monitors the compliance of such subadvisers with the investment objectives and related policies of each Portfolio and reviews the performance of such subadvisers and reports periodically on such performance to the Trustees. The Adviser may elect to manage directly the investment and reinvestment of the assets of the Portfolios, subject to the approval of the Trustees. In directly managing the assets, the Adviser will have the same responsibilities as those described below with respect to a subadviser under a subadvisory agreement.
JHF II bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders’ reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to a Portfolio’s plan of distribution; fees and expenses of custodians including those for keeping books and accounts maintaining a committed line of credit and calculating the NAV of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Portfolios (including an allocable portion of the cost of the Adviser’s employees rendering such services to the Portfolios); the compensation and expenses of officers and Trustees (other than persons serving as President or Trustee who are otherwise affiliated with the Portfolios, the Adviser or any of their affiliates); expenses of Trustees’ and shareholders’ meetings; trade association memberships; insurance premiums; and any extraordinary expenses.
Prior to the date of this SAI, the Advisory Agreement provided that the Adviser was responsible for providing investment management services as described above, as well as providing, at the expense of JHF II, certain non-advisory services (including the financial, accounting and administrative services). At a special meeting of shareholders of the Trust held on January 8, 2008, Trust shareholders approved an amendment to the Advisory Agreement transferring to a new Service Agreement with the Adviser the non-advisory services. Accordingly, the Adviser is responsible for provision of these non-advisory services pursuant to a Service Agreement.
Pursuant to the Service Agreement, the Adviser provides JHF II certain financial, accounting and administrative services such as legal; tax, accounting, valuation, financial reporting and performance, compliance and service provider oversight as well as services to the office of Chief Compliance Officer.
Adviser Compensation. As compensation for its services, the Adviser receives a fee from the Portfolios, computed separately for each Portfolio. The fee for each Portfolio is stated as an annual percentage of the current value of the “aggregate net assets” of the Portfolio. “Aggregate net assets” of a Portfolio include the net assets of the Portfolio and in most cases, the net assets of one or more other Portfolios (or portions thereof) but in each case, only for the period during which the subadviser to the Portfolio also serves as the subadviser to the other Portfolio(s) (or portions thereof). The fee for each Portfolio is based on the applicable annual rate for it which for each day is equal to (i) the sum of the amounts determined by applying the annual percentage rates for the Portfolio to the applicable portions of aggregate net assets divided by (ii) aggregate net assets (totaling the “Applicable Annual Fee Rate”). The fee for each Portfolio is accrued and paid daily to the Adviser for each calendar day. The daily fee accruals are computed by multiplying the fraction of one over the number of calendar days in the year by the Applicable Annual Fee Rate, and multiplying this product by the net assets of the Portfolio. The management fees each Portfolio currently is obligated to pay the Adviser are as set forth in the Prospectus.
From time to time, the Adviser may reduce its fee or make other arrangements to limit a fund’s expenses to a specified percentage of average daily net assets. The Adviser retains the right to re-impose a fee and recover any other payments to the extent that, at the end of any fiscal year, the fund’s annual expenses fall below this limit.
Securities held by a Fund may also be held by other funds or investment advisory clients for which the Adviser, a subadviser or their respective affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or subadviser for a Fund or for other funds or clients for which the Adviser or subadviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or subadviser or their respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.
Effective January 18, 2007, the Portfolios’ fiscal year end changed from August 31 to December 31. For the fiscal years ended August 31, 2006, December 31, 2006, and December 31, 2007 the aggregate investment advisory fee paid by JHF II under the fee schedule then in effect, absent the expense limitation provision, was $5,630,854, $2,758,249 and $10,144,722, respectively, and was allocated among the Portfolios as follows:

	August 31, 2006	December 31, 2006	December 31, 2007
Portfolio
Lifestyle Aggressive Portfolio
Gross Fee	$793,633	$376,281	$1,414,918
Waivers	$122,556	$38,255	$113,875
Net Fee	$671,077	$338,026	$1,301,043
Lifestyle Balanced Portfolio
Gross Fee	$2,203,879	$1,036,439	$3,727,384
Waivers	$151,788	$34,727	$92,473
Net Fee	$2,052,091	$1,001,712	$3,634,911
Lifestyle Conservative Portfolio
Gross Fee	$365,900	$163,577	$566,929
Waivers	$109,132	$45,024	$134,288
Net Fee	$256,768	$118,553	$432,641
Lifestyle Growth Portfolio
Gross Fee	$2,324,445	$1,099,213	$4,030,356
Waivers	$160,984	$34,591	$100,029
Net Fee	$2,163,461	$1,064,622	$3,930,327
Lifestyle Moderate Portfolio
Gross Fee	$603,786	$276,442	$970,671
Waivers	$116,329	$41,106	$124,871
Net Fee	$487,457	$235,336	$845,800
The Subadvisory Agreements
Duties of the Subadvisers. Under the terms of each of the current subadvisory agreements, including the sub-subadvisory agreement with Deutsche Subadvisory Consulting Agreement, the subadviser manages the investment and reinvestment of the assets of the assigned portfolios, subject to the supervision of JHF II’s Board of Trustees and the Adviser. In the case of the Deutsche Subadvisory Consulting Agreement for the Portfolios, Deutsche Investment Management Americas, Inc. (“DeAM”) does not purchase and sell securities but rather provides information and services to MFC Global U.S.A. to assist MFC Global U.S.A. in this process as noted below. The subadviser, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel required for it to execute its duties, as well as administrative facilities, including bookkeeping, clerical personnel, and equipment necessary for the conduct of the investment affairs of the assigned portfolios.
The Adviser has delegated to the subadviser of each Portfolio the responsibility to vote all proxies relating to securities held by that Portfolio in accordance with the subadviser’s proxy voting policies and procedures. A subadviser has a duty to vote or not vote such proxies in the best interests of the Portfolio that it subadvises and its shareholders and to avoid the influence of conflicts of interest.
Subadvisory Fees. As compensation for their services, the subadvisers receive fees from the Adviser computed separately for each Portfolio. In respect of the sub-subadvisory agreements and the subadvisory consulting agreement, the fees are paid by the subadviser to the entity providing the consulting services as described below.
DeAM Subadvisory Consulting Agreement for the Portfolios. The Prospectuses refer to a subadvisory consulting agreement between MFC Global U.S.A. and DeAM for the provision of subadvisory consulting services to MFC Global U.S.A. in regards to the Portfolios. A portion of the subadvisory fee paid to MFC Global U.S.A. by the Adviser is paid to DeAM by MFC Global U.S.A. The Portfolios do not incur any expenses in connection with DeAM’s services other than the advisory fee.
The information and services DeAM provides to MFC Global U.S.A. pursuant to the Subadvisory Consulting Agreement for the Portfolios are as follows:
DeAM will provide MFC Global U.S.A. the following information and services as may be requested by MFC Global U.S.A. from time to time:
-calculate the probability that the subadvisers to the non-Portfolios outperform their performance benchmarks;
-perform statistical performance analysis of historical manager returns for managers that MFC Global U.S.A. would like to include in its potential line up on a quarterly basis;
-using DeAM’s proprietary optimization technology, DeAM will seek to optimize the Portfolios investments consistent with the performance objective specified by the subadviser (i.e. the probability of out-performing a benchmark, minimum shortfall relative to the benchmark, and specification of the benchmark for each Portfolio, and any constraints that MFC Global U.S.A. may specify on allocations to non-Portfolios) on a quarterly basis; and
-consult with MFC Global U.S.A. to explain proposed allocations on a quarterly basis and review past performance of the Portfolios provided that DeAM is given information on the performance of these Portfolios and the actual allocations implemented.
Affiliated Subadvisers. Both the Adviser and the subadvisers listed below are controlled by MFC:
MFC Global Investment Management (U.S.A.) Limited,

Declaration Management & Research LLC, and

MFC Global Investment Management (U.S.), LLC

(collectively, “Affiliated Subadvisers”).
Advisory arrangements involving Affiliated Subadvisers may present certain potential conflicts of interest. For each Fund subadvised by an Affiliated Subadviser, MFC will benefit not only from the net advisory fee retained by the Adviser but also from the subadvisory fee paid by the Adviser to the affiliated subadviser. Consequently, MFC may be viewed as benefiting financially from (i) the appointment of or continued service of Affiliated Subadvisers to manage the Funds; and (ii) the allocation of the assets of the Portfolios to the Funds having affiliated subadvisers. However, both the Adviser in recommending to the Board of Trustees the appointment or continued service of Affiliated Subadvisers and MFC Global U.S.A. in allocating the assets of the Portfolios, have a fiduciary duty to act in the best interests of the Funds and their shareholders. In addition, under JHF II’s “Manager of Managers” exemptive order received from the SEC, JHF II is required to obtain shareholder approval of any subadvisory agreement appointing an Affiliated Subadviser as the subadviser to a fund (in the case of a new fund, the initial sole shareholder of the fund, an affiliate of the Adviser and MFC, may provide this approval). The Independent Trustees are aware of and monitor these potential conflicts of interest.

Additional Information Applicable To Subadvisory Agreements
Term of Each Subadvisory Agreement. Each subadvisory agreement with MFC Global (U.S.A.) with respect to the Portfolios (“Subadvisory Agreement”) will initially continue in effect as to a Fund for a period no more than two years from the date of its execution (or the execution of an amendment making the agreement applicable to that fund) and thereafter if such continuance is specifically approved at least annually either (a) by the Trustees or (b) by the vote of a majority of the outstanding voting securities of that Fund. In either event, such continuance shall also be approved by the vote of the majority of the Trustees who are not interested persons of any party to the Agreements.
Any required shareholder approval of any continuance of any of the Agreements shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve such continuance even if such continuance may not have been approved by a majority of the outstanding voting securities of (a) any other fund affected by the Agreement or (b) all of the Funds of JHF II.
Failure of Shareholders to Approve Continuance of any Subadvisory Agreement. If the outstanding voting securities of any Fund fail to approve any continuance of any Subadvisory Agreement, the party may continue to act as investment subadviser with respect to such Fund pending the required approval of the continuance of such agreement or a new agreement with either that party or a different subadviser, or other definitive action.
Termination of the Agreements. The Subadvisory Agreements may be terminated at any time without the payment of any penalty on 60 days’ written notice to the other party or parties to the Agreements, and also to the relevant Fund. The following parties may terminate the agreements:
-the Board of Trustees of JHF II;

-with respect to any Fund, a majority of the outstanding voting securities of such Fund;

-the Adviser; and

-the respective subadviser.
The Subadvisory Agreements will automatically terminate in the event of their assignment.
Amendments to the Agreements. The subadvisory agreements may be amended by the parties to the agreement provided the amendment is approved by the vote of a majority of the outstanding voting securities of the relevant Fund (except as noted below) and by the vote of a majority of the Independent Trustees of the applicable Fund, the Adviser or the subadviser.
The required shareholder approval of any amendment shall be effective with respect to any Fund if a majority of the outstanding voting securities of that Fund votes to approve the amendment, even if the amendment may not have been approved by a majority of the outstanding voting securities of (a) any other Fund affected by the amendment or (b) all the funds of JHF II.
As noted under “Subadvisory Arrangements” in the Prospectus, an SEC order permits the Adviser to appoint a subadviser (other than an Affiliated Subadviser, such as MFC Global U.S.A.) or change a subadvisory fee or otherwise amend a subadvisory agreement (other than for an Affiliated Subadviser, such as MFC Global U.S.A.) pursuant to an agreement that is not approved by shareholders.
Amount of Subadvisory Fees Paid. Effective January 18, 2007, the Portfolios’ fiscal year end changed from August 31 to December 31. For the fiscal years ended August 31, 2006, December 31, 2006, and December 31, 2007, the Adviser paid aggregate subadvisory fees of $2,950,985, $1,351,400 and $4,813,705, respectively, and was allocated among the Portfolios as follows:

Portfolio	August 2006	December 2006	December 2007
Lifestyle Aggressive Portfolio	$372,119	$172,277	$635,896
Lifestyle Balanced Portfolio	$1,033,747	$474,482	$1,675,297
Lifestyle Conservative Portfolio	$171,688	$74,886	$254,805
Lifestyle Growth Portfolio	$1,090,153	$503,212	$1,1811,395
Lifestyle Moderate Portfolio	$283,278	$126,543	$436,312

A discussion regarding the basis for the Board of Trustees’ approval of the Advisory and subadvisory agreements of the Portfolios is available in the Semiannual Report to shareholders for the six-month period ended June 30, 2007. In addition, a discussion regarding the basis for the Board of Trustees’ approval of Amendments to the Advisory Agreement is available in the Annual Report to shareholders for the period ended December 31, 2007.
Other Services
Proxy Voting. Each Fund’s proxy voting policies and procedures (the “JHF II’s Procedures”) delegate to the subadviser of each Fund the responsibility to vote all proxies relating to securities held by that Fund in accordance with the subadviser’s proxy voting policies and procedures. A subadviser has a duty to vote or not vote such proxies in the best interests of the Fund it subadvises and its shareholders, and to avoid the influence of conflicts of interest. Complete descriptions of the JHF II’s Procedures and the proxy voting procedures of each of the subadvisers are set forth in Appendix D to this SAI.
It is possible that conflicts of interest could arise for a subadviser when voting proxies. Such conflicts could arise, for example, when the subadviser or its affiliate has an existing business relationship with the issuer of the security being voted or with a third party that has an interest in the vote. A conflict of interest could also arise when a Fund, its Adviser or principal underwriter or any of their affiliates has an interest in the vote.
In the event a subadviser becomes aware of a material conflict of interest, JHF II’s Procedures generally require the subadviser to follow any conflicts procedures that may be included in the subadvisers’ proxy voting procedures. Although conflicts procedures will vary among subadvisers, they generally include one or more of the following:
(a) voting pursuant to the recommendation of a third party voting service;

(b) voting pursuant to pre-determined voting guidelines; or

(c) referring voting to a special compliance or oversight committee.
The specific conflicts procedures of each subadviser are set forth in its proxy voting procedures included in Appendix D. While these conflicts procedures may reduce the influence of conflicts of interest on proxy voting, such influence will not necessarily be eliminated.
Although the subadvisers may have a duty to vote all proxies on behalf of the fund it subadvises, it is possible that the subadviser may not be able to vote proxies under certain circumstances. For example, it may be impracticable to translate in a timely manner voting materials that are written in a foreign language or to travel to a foreign country when voting in person rather than by proxy is required. In addition, if the voting of proxies for shares of a security prohibits the subadviser from trading the shares in the marketplace for a period of time, the subadviser may determine that it is not in the best interests of the fund to vote the proxies. The subadviser may also choose not to recall securities that have been lent in order to vote proxies for shares of the security since the fund would lose security lending income if the securities were recalled.
Information regarding how each fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (1) without charge upon request, by calling (800) 344-1029 (attention: Gordon Shone) and (2) on the SEC’s Web site at www.sec.gov.
DISTRIBUTION AGREEMENTS
Each Fund has a Distribution Agreement with John Hancock Funds, LLC, the Distributor. Under the agreement, the Distributor is obligated to use its best efforts to sell shares of the Funds. Shares of the Funds are also sold by selected broker-dealers, banks and registered investment advisers (“Selling Firms”) that have entered into selling agreements with the Distributor. These Selling Firms are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Funds. The Distributor accepts orders for the purchase of the shares of the Funds that are continually offered at NAV next determined, plus any applicable sales charge, if any. In connection with the sale of fund shares, the Distributor and Selling Firms receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B and Class C shares, the Selling Firm receives compensation immediately, but the Distributor is compensated on a deferred basis.

The following table shows the underwriting commissions received with respect to sales of Class A shares of the Portfolios for the fiscal year ended December 31, 2007.

Year Ended
Funds	December 31, 2007
Lifestyle Aggressive Portfolio	$1,629,067
Lifestyle Balanced Portfolio	$4,640,980
Lifestyle Conservative Portfolio	$606,343
Lifestyle Growth Portfolio	$5,632,872
Lifestyle Moderate Portfolio	$1,156,709
JHF II’s Trustees adopted Distribution Plans with respect to each class of shares (other than Class R5 and Class 5 shares) pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plans”). Under the 12b-1 Plans, the Portfolios will pay distribution and service fees at an aggregate annual rate of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, 0.75% for Class R shares, 0.50% for Class R1 shares, 0.25% for Class R2 shares, 0.50% for Class R3 shares, 0.25% for Class R4 shares and 0.05% for Class 1 of the Portfolio’s average daily net assets attributable to shares of the respective class of shares. However, the service fees will not exceed 0.25% of the Portfolio’s average daily net assets attributable to each class of shares. The distribution fees under the 12b-1 Plans will be paid to the Distributor. The Distributor may spend such amounts as it deems appropriate on any activities or expenses primarily intended to result in the sale of shares of the particular class, including but not limited to: (i) compensation to Selling Firms and others (including affiliates of the Distributor) that are engaged in or support the sale of fund shares; and (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of fund shares. The service fees under the 12b-1 Plans may be used to compensate Selling Firms and others for providing personal and account maintenance services to shareholders. The fees paid under the Class 1 shares 12b-1 Plans may also be used for certain shareholder and administrative services.
The 12b-1 Plans and all amendments were approved by the Trustees, including a majority of the Independent Trustees, by votes cast in person at meetings called for the purpose of voting on the 12b-1 Plans.
Pursuant to the 12b-1 Plans, at least quarterly, the Distributor provides the Adviser with a written report of the amounts expended under the 12b-1 Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.
The 12b-1 Plans provide that it will continue in effect only so long as its continuance is approved at least annually by a majority of both the Trustees and the Independent Trustees. The 12b-1 Plans provide that it may be terminated without penalty, (a) by a vote of a majority of the Independent Trustees and (b) by a vote of a majority of each Portfolio’s outstanding shares of the applicable class upon 60 days’ written notice to the Distributor. The 12b-1 Plans further provides that it may not be amended to increase materially the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the relevant Portfolio, which has voting rights with respect to the 12b-1 Plans. The 12b-1 Plans provide that no material amendment to the 12b-1 Plans will be effective unless it is approved by a majority vote of the Trustees and the Independent Trustees of the relevant Portfolio. The holders of Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4 and Class 1 shares have exclusive voting rights with respect to the 12b-1 Plans applicable to their class of shares. In adopting the 12b-1 Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the 12b-1 Plans will benefit the holders of the applicable classes of shares of each fund.
Class 5 and Class R5 shares of the Portfolio are not subject to any 12b-1 Plan. Expenses associated with the obligation of the Distributor to use its best efforts to sell Class 5 and Class R5 shares will be paid by the Adviser or by the Distributor and will not be paid from the fees paid under the 12b-1 Plan for any other class of shares.
Amounts paid to the Distributor by any class of shares of a Portfolio will not be used to pay the expenses incurred with respect to any other class of shares of that Portfolio; provided, however, that expenses attributable to the Portfolio as a whole will be allocated, to the extent permitted by law, according to the formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of the Trustees. From time to time, a Portfolio may participate in joint distribution activities with other mutual funds and the costs of those activities will be borne by each Portfolio in proportion to the relative NAV of the participating fund.

The 12b-1 Plan recognizes that the Adviser may use its management fee revenue under the Advisory Agreement with the Portfolio as well as its past profits or other resources from any source to make payments with respect to expenses incurred in connection with the distribution of shares of the Portfolio. To the extent that the payment of management fees by a Portfolio to the Adviser should be deemed to be the indirect financing of any activity primarily intended to result in the sale of shares of a class within the meaning of Rule 12b-1, such payments are deemed to be authorized by the 12b-1 Plan.
The Portfolios have also adopted a separate Service Plan with respect to each of its Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shares (the “Service Plan”). The Service Plan authorizes a fund to pay securities dealers, plan administrators or other service organizations who agree to provide certain services to retirement plans or plan participants holding shares of the funds a service fee of up to a specified percentage of the funds’ average daily net assets attributable to the applicable class of shares held by such plan participants. The percentages are 0.25% for Class R, 0.25% for Class R1, 0.25% for Class R2, 0.15% for Class R3 shares, 0.10% for Class R4 shares and 0.05% for Class R5 shares. The services may include (a) acting, directly or through an agent, as the shareholder and nominee for all plan participants; (b) maintaining account records for each plan participant that beneficially owns the applicable class of shares; (c) processing orders to purchase, redeem and exchange the applicable class of shares on behalf of plan participants, and handling the transmission of funds representing the purchase price or redemption proceeds; (d) addressing plan participant questions regarding their accounts and the Funds; and (e) other services related to servicing such retirement plans. Service Plan payments are not included in the chart below.
During the fiscal year ended December 31, 2007, the following amounts were paid pursuant to each Portfolio’s Rule 12b-1 Plan:

		Service Fee	Distribution Payment to the
Fund	Share Class	Payments	Distributor
Lifestyle Aggressive Portfolio
	Class 1	$1,610,789	$0
	Class A	$223,134	$44,627
	Class B	$48,688	$146,065
	Class C	$174,387	$523,160
	Class R	$2,060	$4,120
	Class R1	$1,858	$1,858
	Class R2	$2,465	$0
	Class R3	$11,690	$11,690
	Class R4	$11,010	$0
Lifestyle Balanced Portfolio
	Class 1	$4,240,484	$0
	Class A	$524,385	$104,877
	Class B	$117,427	$352,282
	Class C	$509,277	$1,527,821
	Class R	$1,566	$3,131
	Class R1	$798	$798
	Class R2	$2,293	$0
	Class R3	$36,159	$36,159
	Class R4	$38,504	$0
Lifestyle Conservative Portfolio
	Class 1	$648,946	$0
	Class A	$75,355	$15,071

		Service Fee	Distribution Payment to the
Fund	Share Class	Payments	Distributor
	Class B	$16,418	$49,255
	Class C	$69,700	$209,101
	Class R	$409	$818
	Class R1	$585	$585
	Class R2	$747	$0
	Class R3	$4,656	$4,656
	Class R4	$5,303	$0
Lifestyle Growth Portfolio
	Class 1	$4,555,976	$0
	Class A	$638,469	$127,694
	Class B	$152,562	$457,686
	Class C	$585,163	$1,755,488
	Class R	$1,261	$2,523
	Class R1	$3,197	$3,197
	Class R2	$2,037	$0
	Class R3	$22,504	$22,504
	Class R4	$30,822	$0
Lifestyle Moderate Portfolio
	Class 1	$1,106,029	$0
	Class A	$138,,051	$27,611
	Class B	$29,230	$87,691
	Class C	$121,615	$364,847
	Class R	$1,007	$2,014
	Class R1	$1,547	$1,547
	Class R2	$282	$0
	Class R3	$7,365	$7,365
	Class R4	$8,466	$0
SALES COMPENSATION
As part of their business strategy, the Portfolios, along with the Distributor, pay compensation to Selling Firms that sell the shares of the Funds and the Portfolios. These firms typically pass along a portion of this compensation to your broker or financial representative.
The primary sources of Selling Firm compensation payments for sales of shares of the Portfolios are: (1) the 12b-1 fees that are applicable to the class of shares being sold and that are paid out of a Portfolio’s assets; and (2), in the case of Class A, Class B and Class C shares, sales charges paid by investors. The sales charges and the 12b-1 fees are detailed in the Prospectus and under “Distribution Agreements,” “Initial Sales Charge on Class A Shares” and “Deferred Sales Charge on Class B and Class C Shares” in this SAI.
Initial compensation. Whenever you make an investment in Class A, Class B or Class C shares of a Portfolio, the Selling Firm receives a reallowance/payment/commission as described in the section “First Year Broker or Other Selling Firm Compensation.” The Selling Firm also receives the first year’s 12b-1 service fee at that time.
Annual Compensation. For Class A, Class B and Class C shares of a Portfolio, beginning in the second year after an investment is made, the Selling Firm receives an annual 12b-1 service fee of 0.25% of its average daily net (aged) assets. In addition, beginning in the second year after an investment is made in Class C shares, the Distributor will pay the Selling Firm a distribution fee in an amount not to exceed 0.75% of the average daily net (aged) assets. These service and distribution fees are paid monthly in arrears.

For Class R shares of the Portfolios, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.75% of its average daily net assets. For Classes R1 and R3 shares of the Portfolios, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.50% of its average daily net assets. For Classes R2 and R4 shares of the Portfolios, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 distribution fee of 0.25% of its average daily net assets. See the table below for the “Selling Firm receives 12b-1 service fees.” These service and distribution fees are paid quarterly in arrears.
The Distributor may pay all or part of the Rule 12b-1 fees applicable to the Class 1 shares of a Portfolio to one or more affiliated and unaffiliated insurance companies that have issued group annuity contracts for which the Portfolio serves as an investment vehicle as compensation for providing some or all of the types of services contemplated by the 12b-1 Plan.
Additional Payments to Financial Intermediaries. Shares of the Portfolios are primarily sold through financial intermediaries (firms), such as broker/dealers, banks, registered investment advisers, independent financial planners, and retirement plan administrators. The Distributor may make, either from 12b-1 distribution fees or out of its own resources, additional payments to firms. These payments are sometimes referred to as “revenue sharing.” Many firms that sell shares of the Portfolios receive one or more types of these cash payments. The categories of payments that the Distributor provides to firms are described below. These categories are not mutually exclusive and the Distributor may make additional types of revenue sharing payments in the future. The same firms may receive payments under more than one or all categories. These payments assist in the Distributor’s efforts to promote the sale of the Portfolios’ shares. The Distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The Distributor determines which firms to support and the extent of the payments it is willing to make. The Distributor generally chooses to compensate firms that have a strong capability to distribute shares of the Portfolio and that are willing to cooperate with the Distributor’s promotional efforts. The Distributor does not make an independent assessment of the cost of providing such services.
As of December 31, 2007, the following member firms of the Financial Industry Regulatory Authority (“FINRA”) have arrangements in effect with the Distributor pursuant to which the firm is entitled to a revenue sharing payment:
1st Global Capital Corp.
A.G. Edwards & Sons, Inc.
AIG — AIG Financial Advisors, Inc.
Ameriprise Financial Services, Inc.
AXA Advisors, LLC.
Berthel, Fisher & Company Financial Services, Inc.
Cambridge Investment Research
Centaurus Financial
Citigroup Global Markets Inc.
Commonwealth Financial Network
Crown Capital Securities, L.P.
CUSO Financial Services, L.P.
E*Trade Clearing, LLC
Ferris, Baker Watts, Inc.
FFP
Fidelity Investments
First Tennessee
Girard Securities
H.D. Vest Investment Services
Harbour Investments, Inc.
Huntington Investment, Co.
IFG

ING — ING Financial Partners
Investacorp, Inc.
Investment Professionals, Inc.
Janney Montgomery Scott, LLC
J.J.B. Hilliard, W.L. Lyons, Inc
John Hancock Financial Network
Lincoln Financial Advisors Corporation
LPL — Linsco/Private Ledger Corporation
Merrill Lynch, Pierce, Fenner & Smith, Inc
Morgan Keegan & Co., Inc.
Morgan Stanley & Co., Inc.
NFP Securities
NPH — National Planning Corp
Oppenheimer & Co., Inc.
Prudential
Raymond James Associates/Financial Services
RBC Dain Rauscher, Inc.
Robert W. Baird & Co., Inc.
Securities America, Inc.
Stifel, Nicolaus & Company, Inc.
TD Waterhouse
Transamerica Financial Advisors, Inc.
UBS Financial Services, Inc.
Wachovia Securities LLC
Wells Fargo Investments, LLC
The Distributor also has arrangements with intermediaries that are not members of FINRA.
Sales and Asset Based Payments. The Distributor makes revenue sharing payments as incentives to certain firms to promote and sell shares of the Portfolios. The Distributor hopes to benefit from revenue sharing by increasing the Portfolios’ net assets, which, as well as benefiting the Portfolios, would result in additional management and other fees for the Adviser and its affiliates. In consideration for revenue sharing, a firm may feature certain funds in its sales system or give the Distributor additional access to members of its sales force or management. In addition, a firm may agree to participate in the marketing efforts of the Distributor by allowing it to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue sharing payments to offset costs incurred by the firm in servicing its clients that have invested in the Portfolios, the intermediary may earn a profit on these payments. Revenue sharing payments may provide a firm with an incentive to favor the Portfolios.
The revenue sharing payments the Distributor makes may be calculated on sales of shares of Portfolios (“Sales-Based Payments”). Such payments also may be calculated on the average daily net assets of the applicable Portfolios attributable to that particular financial intermediary (“Asset-Based Payments”). Sales-Based Payments primarily create incentives to make new sales of shares of the funds and Asset-Based Payments primarily create incentives to retain previously sold shares of the Portfolios in investor accounts. The Distributor may pay a firm either or both Sales-Based Payments and Asset-Based Payments.
Administrative and Processing Support Payments. The Distributor also may make payments to certain firms that sell shares of the Portfolios for certain administrative services, including record keeping and sub-accounting shareholder accounts, to the extent that the Portfolios do not pay for these costs directly. The Distributor also may make payments to certain firms that sell shares of the Portfolios in connection with client account maintenance support, statement preparation and transaction processing. The types of payments that the Distributor may make under this category include, among others, payment of ticket charges per purchase or exchange order placed by a financial intermediary, payment of networking fees in connection with certain mutual fund trading systems, or one-time payments for ancillary services such as setting up funds on a firm’s mutual fund trading system.
Other Cash Payments. From time to time, the Distributor may provide, either from 12b-1 distribution fees or out of its own resources, additional compensation to firms that sell or arrange for the sale of shares of the Portfolios. Such compensation provided by the Distributor may include financial assistance to firms that enable the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client entertainment, client and investor events, and other firm-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with client prospecting, retention and due diligence trips. Other compensation may be offered to the extent not prohibited by federal or state laws or any self-regulatory agency, such as FINRA. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s guidelines and applicable law. These payments may vary depending upon the nature of the event or the relationship.
The Distributor and its affiliates may have other relationships with firms relating to the provisions of services to the Portfolios, such as providing omnibus account services, transaction processing services, or effecting portfolio transactions for Portfolios. If a firm provides these services, the Adviser or the Portfolios may compensate the firm for these services. In addition, a firm may have other compensated or uncompensated relationships with the Adviser or its affiliates that are not related to the Portfolios.
First Year Broker or Other Selling Firm Compensation

	Investor pays
	sales charge	Selling Firm	Selling Firm
	(% of offering	receives	receives 12b-1	Total Selling Firm
	price)	commission (1)	service fee (2)	compensation (3)(4)
Class A investments
Up to $49,999	5.00%	4.01%	0.25%	4.25%
$50,000 - $99,999	4.50%	3.51%	0.25%	3.75%
$100,000 - $249,999	3.50%	2.61%	0.25%	2.85%
$250,000 - $499,999	2.50%	1.86%	0.25%	2.10%
$500,000 - $999,999	2.00%	1.36%	0.25%	1.60%

Investments of Class A shares of $1 million or more (5)
First $1M-$4,999,999		0.75%	0.25%	1.00%
Next $1-$5M above that		0.25%	0.25%	0.50%
Next $1 or more above that		0.00%	0.25%	0.25%

Class B investments

All amounts	—	3.75%	0.25%	4.00%

Class C investments

All amounts	—	0.75%	0.25%	1.00%

Class R investments (6)

All amounts	0.00%	0.00%	0.75%	0.75%

Class R1 investments (6)

All amounts	0.00%	0.00%	0.50%	0.50%

	Investor pays
	sales charge	Selling Firm	Selling Firm
	(% of offering	receives	receives 12b-1	Total Selling Firm
Class A investments	price)	commission (1)	service fee (2)	compensation (3)(4)
Class R2 investments (6)

All amounts	0.00%	0.00%	0.25%	0.25%

Class R3 investments (6)

All amounts	0.00%	0.00%	0.50%	0.50%

Class R4 investments (6)

All amounts	0.00%	0.00%	0.25%	0.25%

(1)	For Class A investments under $1 million, a portion of the Selling Firm’s commission is paid out of the sales charge.

(2)	For Class A, B and C shares, the Selling Firm receives 12b-1 fees in the first year as a percentage of the amount invested and after the first year as a percentage of average daily net eligible assets. For Selling Firms with a fee-based/WRAP program agreement with John Hancock funds, the Selling Firm receives 12b-1 fees in the first year as a percentage of average daily net eligible assets. Certain retirement platforms also receive 12b-1 fees in the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears. For Class R, R1, R2, R3 and R4 shares, the Selling Firm receives 12b-1 fees effective at the time of purchase as a percentage of average daily assets (paid quarterly in arrears). See “Distribution Contracts” for description of Class R, R1, R2, R3 and R4 Service Plan charges and payments. For Selling Firms that roll over assets from a terminated participant’s qualified plan, which is funded by certain John Hancock group annuity contracts, to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, the Selling Firm receives 12b-1 fees in the first year as a percentage of average daily net eligible assets. Monthly payments are made in arrears.

(3)	Selling Firm commission and 12b-1 service fee percentages are calculated from different amounts, and therefore may not equal the total Selling Firm compensation percentages if combined using simple addition.

(4)	Underwriter retains the balance.

(5)	See “Initial Sales Charge on Class A Shares” for a discussion on how to qualify for a reduced sales charge. John Hancock Funds, LLC may take recent redemptions into account in determining if an investment qualifies as a new investment.

(6)	For purchases of Class R, R1, R2, R3, and R4, beginning with the first year an investment is made, the Selling Firm receives an annual 12b-1 service fee paid quarterly in arrears.
Contingent deferred sales charge (“CDSC”) revenues collected by the Distributor may be used to pay Selling Firm commissions when there is no initial sales charge.
NET ASSET VALUE
The NAV for each Portfolio is calculated based upon the NAVs of the Underlying Funds and other investments in which it invests. For purposes of calculating the NAV of a Fund’s shares, the following procedures are utilized wherever applicable.
For purposes of calculating the NAV per share of each Fund, investment transactions are accounted for on a “trade date plus one basis” (i.e. the business day following the trade date). However, for financial reporting purposes, investment transactions are reported on the trade date.
Except for the types of securities described below, securities held by the Funds will be valued as follows:
-Securities traded on stock exchanges (including securities traded in both the OTC market and on an exchange) are valued at the last sales price as of the close of the regularly scheduled day-time trading of the NYSE on the day the securities are being valued, or, lacking any sales, at the closing bid prices.
-Securities traded only in the OTC market are valued at the last bid prices quoted by brokers that make markets in the securities at the close of day-time trading on the NYSE.
-Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Trustees or their designee.
-Shares of the Funds held by the Lifestyle Portfolios are valued at their NAV as described in the Prospectus under “Valuation of Shares.”
Non-Negotiable Security. A non-negotiable security not treated as an illiquid security because it may be redeemed with the issuer, subject to a penalty for early redemption, shall be assigned a value that takes into account the reduced amount that would be received if it were currently liquidated.
POLICY REGARDING DISCLOSURE OF PORTFOLIO HOLDINGS
The Board of Trustees of JHF II has adopted the Policy Regarding Disclosure of Portfolio Holdings to protect the interests of the shareholders of JHF II and to address potential conflicts of interest that could arise between the interests of shareholders and the interests of the Adviser, or the interests of a Portfolio or Fund’s subadvisers, principal underwriter or affiliated persons of a Portfolio or Fund’s Adviser or principal underwriter. JHF II’s general policy with respect to the release of portfolio holdings to nonaffiliated persons is to do so only in limited circumstances and only to provide nonpublic information regarding portfolio holdings to any person, including affiliated persons, on a “need to know” basis and, when released, to release such information only as consistent with applicable legal requirements and the fiduciary duties owed to shareholders. JHF II applies its policy uniformly to all, including individual and institutional investors, intermediaries, affiliated persons of a Portfolio or Fund, and to all third party service providers and rating agencies.
JHF II posts to its Web site at www.jhfunds.com complete portfolio holdings for a Portfolio thirty (30) days after each calendar month end, or after any material changes are made to the holdings of the Portfolio. A Portfolio also discloses its complete portfolio holdings information quarterly to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of Portfolios’ fiscal year and on Form N-CSR on the second and fourth quarter ends of Portfolios’ fiscal year. Form N-Q is not required to be mailed to shareholders but is made public through the SEC electronic filings. Shareholders receive either complete portfolio holdings information or summaries of a Portfolio’s portfolio holdings with their Annual and Semi-Annual Reports.
Portfolio holdings information that is not publicly available will be released only pursuant to the exceptions described in the Policy Regarding Disclosure of Portfolio Holdings. Material nonpublic holdings information may be provided to nonaffiliated persons as part of the investment activities of a Portfolio to: entities which, by explicit agreement, are required to maintain the confidentiality of the information disclosed; rating organizations, such as Morningstar and Lipper; Vestek (Thompson Financial) or other entities for the purpose of compiling reports and preparing data; proxy voting services for the purpose of voting proxies; entities providing computer software; courts (including bankruptcy courts) or regulators with jurisdiction over JHF II, and its affiliates; and, institutional traders to assist in research and trade execution. Exceptions to the portfolio holdings release policy can only be approved by JHF II’s Chief Compliance Officer (“CCO”) or his duly authorized delegate after considering: (a) the purpose of providing such information; (b) the procedures that will be used to ensure that such information remains confidential and is not traded upon; and (c) whether such disclosure is in the best interest of the shareholders.
At this time, the entities receiving information described in the preceding paragraph are: Vestek (holdings, monthly with 30 day lag); Evare (holdings, daily); Morningstar (holdings, monthly with 32 day lag); Lipper (holdings, monthly with 32 day lag); Fact Set (holdings, daily); PricewaterhouseCoopers (prices, annual audits); Confluence (holdings, daily); ISS (holdings, daily); Elkins McSherry (purchases and sales, quarterly); NASDQ (NAVs, daily); S&P’s (holdings, monthly with 32 day lag); Charles River (holdings and securities details, daily); and DST (NAVs, daily).
The CCO is also required to pre-approve the disclosure of nonpublic information regarding portfolio holdings to any affiliated persons of JHF II. The CCO will use the same three considerations stated above before approving disclosure of nonpublic information to affiliated persons.

The CCO shall report to the Board of Trustees whenever additional disclosures of portfolio holdings are approved. The CCO’s report shall be at the Board meeting following such approval. The CCO then provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review.
When the CCO believes that the disclosure of nonpublic information to a nonaffiliated person is a potential conflict of interest between the interest of the shareholders and the interest of affiliated persons of JHF II, the CCO shall refer the conflict to the Board of Trustees. The Board of Trustees shall then only permit such disclosure of the nonpublic information if in their reasonable business judgment they conclude such disclosure will be in the best interests of JHF II’s shareholders.
The receipt of compensation by a Portfolio, the Adviser, a subadviser or an affiliate as consideration for disclosing nonpublic portfolio holdings information is not deemed a legitimate business purpose and is strictly forbidden.
INITIAL SALES CHARGE ON CLASS A SHARES
Class A, Class B and Class C shares of the Portfolios are offered at a price equal to their NAV plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the “initial sales charge”) or on a contingent deferred basis (the “contingent deferred sales charge” or “CDSC”). The Portfolios do not issue share certificates. Shares are electronically recorded. The Trustees reserve the right to change or waive a Portfolio’s minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in a Portfolio’s best interest.
The sales charges applicable to purchases of Class A shares of a Portfolio are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares of a Portfolio, the investor is entitled to accumulate current purchases with the current offering price of the Class A, Class B, Class C, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 1 shares of the John Hancock funds owned by the investor (see “Combination Privilege” and “Accumulation Privilege” below).
In Order To Receive The Reduced Sales Charge, The Investor Must Notify His Or Her Financial Adviser And/Or The Financial Adviser Must Notify the Portfolio’s Transfer Agent, John Hancock Signature Services, Inc. (“Signature Services”) At The Time Of Purchase Of The Class A Shares, About Any Other John Hancock Mutual Funds Owned By The Investor, The Investor’s Spouse And Their Children Under The Age Of 21 Living In The Same Household (See “Combination And Accumulation Privilege” Below). This Includes Investments Held In A Retirement Account, An Employee Benefit Plan Or At A Broker Or Financial Adviser Other Than The One Handling Your Current Purchase. Signature Services Will Credit The Combined Value, At The Current Offering Price, Of All Eligible Accounts To Determine Whether You Qualify For A Reduced Sales Charge On Your Current Purchase. Signature Services Will Automatically Link Certain Accounts Registered In The Same Client Name, With The Same Taxpayer Identification Number, For The Purpose Of Qualifying You For Lower Initial Sales Charge Rates. You Must Notify Signature Services And Your Broker-Dealer (Financial Adviser) At The Time Of Purchase Of Any Eligible Accounts Held By Your Spouse Or Children Under 21, Living In The Same Household In Order To Insure These Assets Are Linked To Your Accounts.
Without Sales Charges. Class A shares may be offered without a front-end sales charge or CDSC to various individuals and institutions as follows:

-A Trustee or officer of a Portfolio or Fund; a Director or officer of the Adviser and its affiliates, subadvisers or Selling Firms; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, child, grandparent, grandchild, parent, sibling, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner; “Immediate Family”) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above;

-A broker, dealer, financial planner, consultant, registered investment adviser, trust company or retirement plan administrator that has entered into a signed agreement with John Hancock funds providing specifically for the use of fund shares in fee-based investment products or services made available to their clients;

-Individuals transferring assets held in a SIMPLE IRA, SEP, or SAR-SEP invested in the John Hancock Fund Complex directly to an IRA;

-Individuals converting assets held in an IRA, SIMPLE IRA, SEP, or SAR-SEP invested in the John Hancock Fund Complex directly to a ROTH IRA;

-Individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or Simple IRA invested in John Hancock funds back to the original account type from which it was converted.

-Terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments.
NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in Code Sections 401(a), 403(b), 457 and not specified above as waiver eligible, will be subject to applicable sales charges.
-A member of a class action lawsuit against insurance companies who is investing settlement proceeds;

-Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information;

-Retirement plans investing through the PruSolutions ™ program; or

-Participants in certain qualified tuition programs under Section 529 of the Code (“529 Plans”) that have a signed agreement with the John Hancock Funds Complex. No CDSC will be due for redemptions on plan purchases made at NAV with no finder’s fee. However, if a plan had a finder’s fee or commission, and the entire plan redeemed within 12 months of the first investment in the plan, a CDSC would be due.
NOTE: Rollover investments to Class A shares from assets withdrawn from SIMPLE 401(k), TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and any other qualified plans as described in sections 401(a), 403(b), 457 of the Code are not eligible for this provision, and will be subject to applicable sales charges.
Participant directed retirement plans with at least 100 eligible employees at the inception of a Fund account that are currently invested in Class A shares of John Hancock funds. Each of these employees may purchase Class A shares with no initial sales charge, if the plan sponsor notifies Signature Services of the number of employees at the time the account is established. However, if the shares are redeemed within 12 months of the inception of the plan, a CDSC will be imposed at the following rate:

Amount Invested	CDSC Rate
First $1 to $4,999,999	1.00%
Next $1 to $5M above that	0.50%
Next $1 or more above that	0.25%
In Kind Re-Registrations. A shareholder who withdraws funds via a tax reportable transaction, from one John Hancock fund account, that has previously paid a sales charge, and reregisters those assets directly to another John Hancock fund account, without the assets ever leaving the John Hancock Fund Complex, may do so without paying a sales charge. The beneficial owner must remain the same, i.e., in kind.
Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
Reducing Your Class A Sales Charges
Combination and Accumulation Privileges. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by: (a) an individual, his or her spouse and their children under the age of 21 living in the same household, purchasing securities for his, her or their own account; (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account; and (c) groups, which qualify for the Group Investment Program (see below). Qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Class A investors may also reduce their Class A sales charge by taking into account not only the amount being invested but also the current offering price of all the Class A, Class B,

Class C, Class I and Class R shares of all funds in the John Hancock Fund Complex already held by such persons. However, Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. To receive a reduced sales charge, the investor must tell his or her financial adviser or Signature Services at the time of the purchase about any other John Hancock mutual funds held by that investor, his or her spouse and their children under the age of 21 living in the same household. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Firm’s representative.
Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group that (1) has been in existence for more than six months; (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members; (3) utilizes salary deduction or similar group methods of payment; and (4) agrees to allow sales materials of the Portfolios in its mailings to its members at a reduced or no cost to the Distributor.
Letter of Intention. Reduced Class A sales charges under the Combination and Accumulation Privilege are also applicable to investments made pursuant to a Letter of Intention (the “LOI”), which should be read carefully prior to its execution by an investor. Each Portfolio offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a specified period of thirteen (13) months. Investors who are using a Portfolio as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These individual retirement accounts include traditional, Roth IRAs and Coverdell ESAs, SEPs, SAR-SEPs, SIMPLE IRAs and individual 403(b) accounts. An individual’s non-qualified and qualified retirement plan investments can be combined to satisfy an LOI (either 13 or 48 months). Since some retirement plans are held in an omnibus account, an investor wishing to count retirement plan holdings towards a Class A purchase must notify Signature Services and his or her financial adviser of these holdings. Such an investment (including accumulations, combinations and reinvested dividends) must aggregate $50,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. Purchases made within 90 days prior to the signing of an LOI will be counted towards fulfillment of the LOI, however, the original sales charge will not be recalculated for these previous purchases. The sales charge applicable to all amounts invested after an LOI is signed is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the applicable sales charge will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.
The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the Class A shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his or her attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by a Portfolio to sell, any additional Class A shares and may be terminated at any time.
DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES
Investments in Class B and Class C shares are purchased at NAV per share without the imposition of an initial sales charge so that the Portfolios will receive the full amount of the purchase payment.
Contingent Deferred Sales Charge. Class B and Class C shares, which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase prices or on shares derived from reinvestment of dividends or capital gains distributions.

Class B shares are not available to retirement plans that had more than 100 eligible employees at the inception of the fund account. You must notify Signature Services of the number of eligible employees at the time your account is established.
The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.
In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share’s value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.
When requesting a redemption for a specific dollar amount please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.
Example:
You have purchased 100 Class B shares at $10 per share. The second year after your purchase, your investment’s NAV per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

- Proceeds of 50 shares redeemed at $12 per shares (50 x 12)	$600.00
- *Minus Appreciation ($12 - $10) x 100 shares	(200.00)
- Minus proceeds of 10 shares not subject to CDSC (dividend reinvestment)	(120.00)
- Amount subject to CDSC	$280.00

*	The appreciation is based on all 100 shares in the account NOT just the shares being redeemed.
Proceeds from the CDSC are paid to the Distributor and are used in whole or in part by the Distributor to defray its expenses related to providing distribution-related services to the funds in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Firms for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Portfolios to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.
Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:
For all account types:
-Redemptions made pursuant to a Portfolio’s right to liquidate your account if you own shares worth less than $1,000.
-Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.
-Redemptions due to death or disability. (Does not apply to trust accounts unless trust is being dissolved.)
-Redemptions made under the Reinstatement Privilege, as described in “Sales Charge Reductions and Waivers” of the Prospectus.
-Redemption of Class B and Class C shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC).
-Certain retirement plans participating in Merrill Lynch or The Princeton Retirement Group, Inc. servicing programs offered in Class A, Class B, and Class C shares, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.
-Redemptions of Class A shares made after one year from the inception date of a retirement plan at John Hancock.
-Redemptions of Class A shares by retirement plans that invested through the PruSolutions (SM) program.
For Retirement Accounts (such as traditional, Roth IRAs and Coverdell ESAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Code) unless otherwise noted.
-Redemptions made to effect mandatory or life expectancy distributions under the Code. (Waiver based on required, minimum distribution calculations for John Hancock Mutual Fund IRA assets only.)
-Returns of excess contributions made to these plans.
-Redemptions made to effect certain distributions, as outlined in the chart on the following page, to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing Plan/401(k) Plans), 403(b), 457 and 408 (SEPs and SIMPLE IRAs) of the Code.
Please see the following chart for some examples.

401 (a) Plan
(401 (k), MPP,
PSP) 457 &
Type of	408 (SEPs &			IRA, IRA
Distribution	Simple IRAs)	403 (b)	457	Rollover	Non-retirement
Death or Disability	Waived	Waived	Waived	Waived	Waived

Over 70 1/2	Waived	Waived	Waived	Waived for required minimum distributions* or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Between 59 1/2 and 70 1/2	Waived	Waived	Waived	Waived for Life Expectancy or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

401 (a) Plan
(401 (k), MPP,
PSP) 457 &
Type of	408 (SEPs &			IRA, IRA
Distribution	Simple IRAs)	403 (b)	457	Rollover	Non-retirement
Under 59 1/2 (Class B and Class C only)	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	Waived for annuity payments (72t) or 12% of account value annually in periodic payments.	12% of account value annually in periodic payments

Loans	Waived	Waived	N/A	N/A	N/A

Termination of Plan	Not Waived	Not Waived	Not Waived	Not Waived	N/A

Hardships	Waived	Waived	Waived	N/A	N/A

Qualified Domestic Relations Orders	Waived	Waived	Waived	N/A	N/A

Termination of Employment Before Normal Retirement Age	Waived	Waived	Waived	N/A	N/A

Return of Excess	Waived	Waived	Waived	Waived	N/A

*	Required minimum distributions based on John Hancock Mutual Fund IRA assets only.
If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.
ELIGIBLE INVESTORS FOR CLASS R, R1, R2, R3, R4, R5, 5, AND 1
Class R, R1, R2, R3, R4 and R5 shares are available only to retirement plans, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs where the shares are held on the books of the Portfolios through investment only omnibus accounts (either at the plan level or at the level of the financial service firm) that trade through the National Securities Clearing Corporation (NSCC).
Class 5 shares are available only to the John Hancock Freedom 529 Plan, a qualified tuition program under Section 529 of the Internal Revenue Code of 1986, as amended (a 529 Plan), distributed by John Hancock Distributors, LLC (the distributor) through other broker-dealers that have a selling agreement with the distributor.
Class 1 shares are sold only to certain exempt separate accounts of JHLIC (U.S.A.) and JHLIC of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.
SPECIAL REDEMPTIONS
Although it would not normally do so, each Portfolio has the right to pay the redemption price of shares of the Portfolio in whole or in part in portfolio securities as prescribed by the Trustees. When a shareholder sells any portfolio securities received in a redemption of Portfolio shares, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of fulfilling such a redemption request in the same manner as they are in computing the Portfolio’s NAV.
JHF II has adopted Procedures Regarding Redemptions in Kind by Affiliates (the “Procedures”) to facilitate the efficient and cost effective movement of Portfolio and Fund assets in connection with certain investment and marketing strategies. It is the position of the SEC that the 1940 Act prohibits an investment company such as each Portfolio and Fund from satisfying a redemption request from a shareholder that is affiliated with the investment company by means of an in-kind distribution of Portfolio and Fund securities. However, under a no-action letter issued by the SEC staff, a redemption in kind to an affiliated shareholder is permissible provided certain conditions are met. The Procedures, which are intended to conform to the requirements of this no-action letter, allow for in-kind redemptions by affiliated Portfolio and Fund shareholders subject to specified conditions, including that:

-the distribution is effected through a pro rata distribution of the distributing Portfolio’s or Fund’s portfolio securities;

-the distributed securities are valued in the same manner as they are in computing the Portfolio’s or Fund’s NAV; neither the affiliated shareholder nor any other party with the ability and the pecuniary incentive to influence the redemption in kind may select or influence the selection of the distributed securities; and

-the Trustees of the Portfolio or Fund, including a majority of the Independent Trustees, must determine on a quarterly basis that any redemptions in kind to affiliated shareholders made during the prior quarter were effected in accordance with the Procedures, did not favor the affiliated shareholder to the detriment of any other shareholder and were in the best interests of the Portfolio or Fund.
ADDITIONAL SERVICES AND PROGRAMS
Exchange Privilege. JHF II permits exchanges of shares of any class for shares of the same class in any other Portfolio or Fund within John Hancock Fund Complex offering that same class at the time of the exchange. The registration for both accounts involved must be identical. Identical registration is determined by having the same beneficial owner on both accounts involved in the exchange.
Investors may exchange Class I, R, R1, R2, R3, R4 and R5 shares for the same Class of other John Hancock funds or John Hancock Money Market Fund Class A. Investors may exchange shares from Class I, R, R1, R2, R3, R4 or R5 shares into Class A shares of the Money Market Fund.
Exchanges between Portfolios or Funds are based on their respective NAVs. No sales charge is imposed, except on exchanges of Class A shares from the Money Market Fund to another John Hancock fund, if a sales charge has not previously been paid on those shares. However, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed. For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.
If a retirement plan exchanges the plan’s Class A account in its entirety from the Portfolio or Fund to a non-John Hancock investment, the one-year CDSC applies.
Each Portfolio and Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in a Portfolio or Fund for 90 days before a shareholder is permitted a new exchange.
n exchange of shares is treated as a redemption of shares of one Portfolio or Fund and the purchase of shares of another for federal income tax purposes. An exchange may result in a taxable gain or loss. See “Additional Information Concerning Taxes.”
Systematic Withdrawal Plan. JHF II permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of shares. Since the redemption price of shares may be more or less than the shareholder’s cost, depending upon the market value of the securities owned by the Portfolio or Fund at the time of redemption, the distribution of cash pursuant to this plan may result in realization of gain or loss for purposes of federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Portfolio or Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Portfolio and Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days’ prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.
Monthly Automatic Accumulation Program (“MAAP”). The program is explained in the Prospectus for Class A, Class B and Class C shares. The program, as it relates to automatic investment checks, is subject to the following conditions:

-The investments will be drawn on or about the day of the month indicated.

-The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder’s bank. The bank shall be under no obligation to notify the shareholder as to the nonpayment of any checks.

-The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the due date of any investment.
Reinstatement Or Reinvestment Privilege. If Signature Services and financial adviser are notified prior to reinvestment, a shareholder who has redeemed shares of a Portfolio or Fund may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares back into the same share class of the same John Hancock Portfolio or Fund and account from which it was removed, subject to the minimum investment limit in that Portfolio or Fund. The proceeds from the redemption of Class A shares may be reinvested at NAV without paying a sales charge in Class A shares of the Portfolio or Fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at NAV in additional shares of the same class and fund and account from which the redemption was made. The shareholder’s account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.
A Portfolio or Fund may refuse any reinvestment request and may change or cancel its reinvestment policies at any time.
A redemption or exchange of Portfolio or Fund shares is a taxable transaction for federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of fund shares will be treated for tax purposes as described under the caption “Additional Information Concerning Taxes”.
Retirement plans participating in Merrill Lynch’s or The Princeton Retirement Group, Inc.’s servicing programs:

-Class A shares are available at NAV for Merrill Lynch or The Princeton Retirement Group, Inc. retirement plans, including transferee recording arrangements, Merrill Lynch Connect Arrangements and third party administrator recordkeeping arrangements. See your Merrill Lynch Financial Advisor or Princeton Retirement Group representative for further information.
-For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at NAV).
Section 403(b)(7) Accounts:
Section 403(b)(7) of the Internal Revenue Code permits public school employers and employers of certain types of tax-exempt organizations to establish for their eligible employees custodial accounts for the purpose of providing for retirement income for such employees. Effective September 25, 2007, Treasury regulations impose certain conditions on exchanges between one custodial account intended to qualify under Section 403(b)(7) (the “exchanged account”) and another contract or custodial account intended to qualify under Section 403(b) (the “replacing account”) under the same employer plan (a “Section 403(b) Plan”). Specifically, the replacing account agreement must include distribution restrictions that are no less stringent than those imposed under the exchanged account agreement, and the employer must enter in an agreement with the custodian (or other issuer) of the replacing account under which the employer and the custodian (or other issuer) of the replacing account will from time to time in the future provide each other with certain information.
These Regulations supersede the conditions specified under Rev. Rule 90-24 that were in effect for exchanges of Section 403(b) contracts or accounts prior to September 25, 2007. Due to these Regulations, effective September 25, 2007:
1)	The funds will no longer accept requests to establish new John Hancock custodial 403(b)(7) accounts intended to qualify as a Section 403(b) Plan; and

2)	The funds will no longer accept requests for exchanges or transfers into your John Hancock custodial 403(b)(7) accounts (i.e., where yours is the replacing account); and

3)	The funds will require certain signed disclosure documentation in the event:
•	You established a John Hancock custodial 403(b)(7) account with a fund prior to September 24, 2007; and

•	You direct the fund on or after September 25, 2007 to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b) contract or account (i.e., where the exchanged account is with the fund).
In the event that the fund does not receive the required documentation, and you nonetheless direct the fund to proceed with the transfer, the transfer may be treated as a taxable transaction.
PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES
Shares of the Portfolios may be purchased or redeemed through certain Selling Firms. Selling Firms may charge the investor additional fees for their services. The Portfolios will be deemed to have received a purchase or redemption order when an authorized Selling Firm, or if applicable, a Selling Firm’s authorized designee, receives the order. Orders may be processed at the NAV next calculated after the Selling Firm receives the order. The Selling Firm must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders to the Portfolio for execution at the NAV next determined. Some Selling Firms that maintain network/omnibus/nominee accounts with a Portfolio for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. This fee is paid by the Adviser, the Portfolio and/or the Distributor.
DESCRIPTION OF FUND SHARES
The Trustees are responsible for the management and supervision of each Fund and Portfolio. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of a Portfolio or Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, Funds or Portfolios and classes without further action by shareholders. As of the date of this SAI, the Trustees have authorized shares of ninety nine (99) series. Additional series may be added in the future. The Trustees have also authorized the issuance of fourteen (14) classes of shares of each Fund or Portfolio, designated as Class A, Class B, Class C, Class NAV, Class R, Class R1, Class R2, Class R3, Class R4, Class R5, Class I, Class 1 and Class 5. Not all Funds or Portfolios will issue all classes of shares. Additional classes of shares may be authorized in the future.
The shares of each class of a Fund or Portfolio represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund or Portfolio. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plan, if any. The different classes of a Fund or Portfolio may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.
Dividends paid by a Fund or Portfolio, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees, if any, relating to each class will be borne exclusively by that class, and (ii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to the multiple-class structures. Similarly, the NAV per share may vary depending on which class of shares is purchased. No interest will be paid on uncashed dividend or redemption checks.
In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund or Portfolio available for distribution to these shareholders. Shares entitle their holders to one vote per share (and fractional votes for fractional shares), are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable, except as set forth below.

Unless otherwise required by the 1940 Act or the Declaration of Trust, no Fund or Portfolio has the intention of holding annual meetings of shareholders. Fund or Portfolio shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund or Portfolio’s outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Funds or Portfolios. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.
Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of a Fund or Portfolio. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of each fund. The Declaration of Trust also provides for indemnification out of a Fund or Portfolio’s assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no Fund or Portfolio shall be liable for the liabilities of any other Fund or Portfolio. Furthermore, no Fund or Portfolio included in a Prospectus shall be liable for the liabilities of any other Fund or Portfolio within the John Hancock Fund Complex. Liability is therefore limited to circumstances in which a Fund or Portfolio itself would be unable to meet its obligations, and the possibility of this occurrence is remote.
Each Portfolio reserves the right to reject any application that conflicts with the Portfolio’s internal policies or the policies of any regulatory authority. JHF II does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at NAV in the Portfolio or Portfolios from which a redemption was made or dividend paid. Information provided on the account application may be used by the Portfolios to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder’s account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone redemptions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.
Shares of a Portfolio generally may be sold only to U.S. citizens, U.S. residents, and U.S. domestic corporations, partnerships, trusts or estates.
SAMPLE CALCULATION OF MAXIMUM OFFERING PRICE
Class A shares of the Funds are sold with a maximum initial sales charge of 5.00%. Classes B and C shares are sold at NAV without any initial sales charges and with a 5.00% and 1.00% CDSC, respectively, on shares redeemed within 12 months of purchase. Classes R, R1, R2, R3, R4, R5, 1, and 5shares of each relevant Fund are sold at NAV without any initial sales charges or CDSCs. The following tables show the maximum offering price per share of each class of each Fund, using the Fund’s relevant NAV as of December 31, 2007.

	NAV and redemption	Maximum sales
	Price Per Class A	charge (5.00% of	Maximum offering
Fund	Share	offering price)	price to public
Lifestyle Aggressive Portfolio	$15.22	$0.80	$16.02
Lifestyle Balanced Portfolio	$14.54	$0.77	$15.31
Lifestyle Conservative Portfolio	$13.32	$0.70	$14.02
Lifestyle Growth Portfolio	$15.05	$0.80	$15.85
Lifestyle Moderate Portfolio	$13.57	$0.71	$14.28

	Shares offering
	price and
	redemption price per
	share:		Shares offering price per share:
Fund	Class B	Class C	Class R	Class R1	Class R2	Class R3	Class R4	Class R5
Lifestyle Aggressive Portfolio	$15.23	$15.23	$15.28	$15.27	$15.24	$15.22	$15.21	$15.21
Lifestyle Balanced Portfolio	$14.53	$14.55	$14.54	$14.53	$14.51	$14.52	$14.52	$14.52
Lifestyle Conservative Portfolio	$13.32	$13.32	$13.34	$13.34	$13.32	$13.33	$13.31	$13.32
Lifestyle Growth Portfolio	$15.06	$15.05	$15.12	$15.10	$15.06	$15.03	$15.03	$15.04
Lifestyle Moderate Portfolio	$13.56	$13.57	$13.58	$13.58	$13.57	$13.57	$13.55	$13.56

	Shares offering price and
	redemption price per share:		Shares offering price per share:
Fund	Class B	Class C	Class I	Class 5
Lifestyle Aggressive Portfolio	$15.23	$15.23	$15.18	N/A
Lifestyle Balanced Portfolio	$14.53	$14.55	$14.47	$14.48
Lifestyle Conservative Portfolio	$13.32	$13.32	$13.30	N/A
Lifestyle Growth Portfolio	$15.06	$15.05	$15.00	$14.98
Lifestyle Moderate Portfolio	$13.56	$13.57	$13.54	$13.54
ADDITIONAL INFORMATION CONCERNING TAXES
The following discussion is a general and abbreviated summary of certain additional tax considerations affecting a fund and its shareholders. No attempt is made to present a detailed explanation of all federal, state, local and foreign tax concerns, and the discussions set forth here and in the Prospectus do not constitute tax advice. Investors are urged to consult their own tax advisors with specific questions relating to federal, state, local or foreign taxes.
JHF II believes that each Portfolio and Fund will qualify as a regulated investment company under Subchapter M of the Code. If any Portfolio or Fund of JHF II does not qualify as a regulated investment company, it will be subject to U.S. federal income tax on its net investment income and net capital gains. As a result of qualifying as a regulated investment company, no Portfolio or Fund will be subject to U.S. federal income tax on its net investment income (i.e., its investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid) and net capital gain (i.e., the excess of its net realized long-term capital gain over its net realized short-term capital loss), if any, that it distributes to its shareholders in each taxable year, provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. The following discussion regarding the Portfolios applies as well to the funds.
A Portfolio will be subject to a non-deductible 4% excise tax to the extent that the Portfolio does not distribute by the end of each calendar year (a) at least 98% of its ordinary income for the calendar year; (b) at least 98% of its capital gain net income for the one-year period ending, as a general rule, on October 31 of each year; and (c) 100% of the undistributed ordinary income and capital gain net income from the preceding calendar years (if any). For this purpose, any income or gain retained by a Portfolio that is subject to corporate tax will be considered to have been distributed by year-end. To the extent possible, each Portfolio intends to make sufficient distributions to avoid the application of both corporate income and excise taxes. Under current law, distributions of net investment income and net capital gain are not taxed to a life insurance company to the extent applied to increase the reserves for the company’s variable annuity and life insurance contracts.
To qualify as a regulated investment company for income tax purposes, a Portfolio must derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies, and net income derived from an interest in a qualified publicly traded partnership. The Internal Revenue Service has issued a revenue ruling that would cause certain income from certain commodities-linked derivatives in which certain Portfolios invest to not be considered qualifying income for purposes of the 90% test. This ruling limits the extent to which a Portfolio may receive income from such commodity-linked derivatives to a maximum of 10% of its annual gross income. It is currently unclear which types of commodity-linked derivatives are affected by the revenue ruling, although it appears that certain commodity-linked notes are not affected.

A “qualified publicly traded partnership” is a publicly traded partnership other than a publicly traded partnership that would satisfy the qualifying income requirements of Code Section 7704 if such qualifying income included only income derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities and currencies (“RIC-type income”). Qualified publicly traded partnerships therefore are publicly traded partnerships that derive more than 10% of their gross income from other types of income, such as income derived from the buying and selling of commodities, or options, futures or forwards with respect to commodities, other than RIC-type income. All of the income received by a Portfolio from its investment in a qualified publicly traded partnership, which invests in commodities or commodity-linked derivatives, and receives more than 10% of its income from such investments, will be income satisfying the regulated investment company 90% test. If the commodities-based income of such partnership is only 10% or less of its gross income in any taxable year, and 90% or more of its gross income is RIC-type income, then the share of such commodities-based income allocable to a Portfolio investing in such partnership would not be income satisfying the regulated investment company 90% test for the Portfolio’s taxable year. In such event, the Portfolio could fail to qualify as a regulated investment company if its income that is not regulated investment company qualifying income exceeds 10% of its gross income for the taxable year.
If a Portfolio failed to qualify as a regulated investment company, the Portfolio would incur regular corporate income tax on its taxable income for that year, it would lose its deduction for dividends paid to shareholders, and it would be subject to certain gain recognition and distribution requirements upon requalification. Further distributions of income by the Portfolio to its shareholders would be treated as dividend income, although such dividend income would constitute qualified dividend income subject to reduced federal income tax rates if the shareholder satisfies certain holding period requirements with respect to its shares in the Portfolio. Compliance with the regulated investment company 90% test is carefully monitored by the Adviser and the subadvisers and it is intended that the Portfolios will comply with the requirements for qualification as regulated investment companies.
The Code was amended in 2004 to allow regulated investment companies to invest up to 25% of their assets in “qualified publicly traded partnerships” and to provide that the net income allocated to a regulated investment company investing in such partnerships would be qualifying income for purposes of the 90% gross income test. As described above, in order to maintain its status as a regulated investment company, a Portfolio must have a deduction for dividends paid during its taxable year at least equal to 90% of its investment company taxable income for such year. Additionally, a regulated investment company is subject each calendar year to a nondeductible 4% excise tax on its under distribution of dividends to the extent that it fails to distribute the sum of 98% of its ordinary income for such calendar year, plus 98% of its capital gain net income for the 1-year period on October 31 of such calendar year, plus 100% of any prior year’s shortfall. A Portfolio investing in publicly traded partnerships might be required to recognize during its taxable year income in excess of its cash distributions from such publicly traded partnerships and its proceeds from dispositions of partnership interests during that year. Such income, even if not reported to the Portfolio by the publicly traded partnerships until after the end of that year, would nevertheless be subject to the regulated investment company distribution requirements and would be taken into account for purposes of the 4% excise tax.
To qualify as a regulated investment company, a Portfolio must also satisfy certain requirements with respect to the diversification of its assets. A Portfolio must have, at the close of each quarter of the taxable year, at least 50% of the value of its total assets represented by cash, cash items, United States government securities, securities of other regulated investment companies, and other securities which, in respect of any one issuer, do not represent more than 5% of the value of the assets of the Portfolio nor more than 10% of the voting securities of that issuer. In addition, at those times not more than 25% of the value of the Portfolio’s assets may be invested in securities (other than United States government securities or the securities of other regulated investment companies) of; (i) any one issuer; (ii) or of two or more issuers that the Portfolio controls and that are engaged in the same or similar trades or businesses or related trades or businesses; or (iii) one or more qualified publicly traded partnerships.
A Portfolio may make investments that produce income that is not matched by a corresponding cash distribution to the Portfolio, such as investments in pay-in-kind bonds or in obligations such as certain Brady Bonds and zero-coupon securities having original issue discount (i.e., an amount equal to the excess of the stated redemption price of the security at maturity over its issue price), or market discount (i.e., an amount equal to the excess of the stated redemption price at maturity of the security (appropriately adjusted if it also has original issue discount) over its basis immediately after it was acquired) if the Portfolio elects to accrue market discount on a current basis. In addition, income may continue to accrue for federal income tax purposes with respect to a non-performing investment. Any such income would be treated as income earned by a Portfolio and therefore, would be subject to the distribution requirements of the Code. Because such income may not be matched by a corresponding cash distribution to a Portfolio, such Portfolio may be required to borrow money or dispose of other securities to be able to make distributions to its investors. In addition, if an election is not made to currently accrue market discount with respect to a market discount bond, all or a portion of any deduction for any interest expense incurred to purchase or hold such bond may be deferred until such bond is sold or otherwise disposed.
Certain of the Portfolios may engage in hedging or derivatives transactions involving foreign currencies, forward contracts, options and futures contracts (including options, futures and forward contracts on foreign currencies) and short sales (see “Investment Policies — Hedging and Other Strategic Transactions”). Such transactions will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by a Portfolio (that is, may affect whether gains or losses are ordinary or capital), accelerate recognition of income of a Portfolio and defer recognition of certain of the Portfolio’s losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. In addition, these provisions (1) will require a Portfolio to “mark-to-market” certain types of positions in its portfolio (that is, treat them as if they were closed out) and (2) may cause a Portfolio to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirement and avoid the 4% excise tax. Each Portfolio intends to monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract or hedged investment in order to mitigate the effect of these rules.
Portfolios investing in foreign securities or currencies may be subject to withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. If a Portfolio purchases shares in a “passive foreign investment company” (a “PFIC”), the Portfolio may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio in respect of deferred taxes arising from such distributions or gains. If a Portfolio were to invest in a PFIC and elected to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, the Portfolio would be required to include in income each year a portion of the ordinary earnings and net capital gain of the qualified electing fund, even if not distributed to the Portfolio. Alternatively, a Portfolio can elect to mark-to-market at the end of each taxable year its shares in a PFIC; in this case, the Portfolio would recognize as ordinary income any increase in the value of such shares, and as ordinary loss any decrease in such value to the extent it did not exceed prior increases included in income. Under either election, a Portfolio might be required to recognize during a year income in excess of its distributions from PFICs and its proceeds from dispositions of PFIC stock during that year, and such income would nevertheless be subject to the distribution requirements and would be taken into account for purposes of the 4% excise tax.
Additional Tax Considerations. If a Portfolio failed to qualify as a regulated investment company, the Portfolios would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Portfolios will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Portfolio; to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.
The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury Regulations promulgated thereunder. The Code and Treasury Regulations are subject to change, possibly with retroactive effect.
PORTFOLIO BROKERAGE
Pursuant to the Subadvisory Agreements, the subadvisers are responsible for placing all orders for the purchase and sale of portfolio securities of the Fund. The subadvisers have no formula for the distribution of the Fund’s brokerage business; rather they place orders for the purchase and sale of securities with the primary objective of obtaining the most favorable overall results for the applicable fund. The cost of securities transactions for each Fund will consist primarily of brokerage commissions or dealer or underwriter spreads. Fixed income securities and money market instruments are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes.
Occasionally, securities may be purchased directly from the issuer. For securities traded primarily in the OTC market, the subadvisers will, where possible, deal directly with dealers who make a market in the securities unless better prices and execution are available elsewhere. Such dealers usually act as principals for their own account.
Selection of Brokers or Dealers to Effect Trades. In selecting brokers or dealers to implement transactions, the subadvisers will give consideration to a number of factors, including:
-price, dealer spread or commission, if any;
-the reliability, integrity and financial condition of the broker-dealer;
-size of the transaction;
-difficulty of execution;
-brokerage and research services provided; and
-confidentiality and anonymity.
Consideration of these factors by a subadviser, either in terms of a particular transaction or the subadviser’s overall responsibilities with respect to the fund and any other accounts managed by the subadviser, could result in the applicable Fund paying a commission or spread on a transaction that is in excess of the amount of commission or spread another broker-dealer might have charged for executing the same transaction.
Soft Dollar Considerations. In selecting brokers and dealers, the subadvisers will give consideration to the value and quality of any research, statistical, quotation, brokerage or valuation services provided by the broker or dealer to the subadviser. In placing a purchase or sale order, a subadviser may use a broker whose commission in effecting the transaction is higher than that of some other broker if the subadviser determines in good faith that the amount of the higher commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either the particular transaction or the subadviser’s overall responsibilities with respect to the fund and any other accounts managed by the subadviser. In addition to statistical, quotation, brokerage or valuation services, a subadviser may receive from brokers or dealers products or research that are used for both research and other purposes, such as administration or marketing. In such case, the subadviser will make a good faith determination as to the portion attributable to research. Only the portion attributable to research will be paid through fund brokerage. The portion not attributable to research will be paid by the subadviser. Research products and services may be acquired or received either directly from executing brokers or indirectly through other brokers in step-out transactions. A “step-out” is an arrangement by which a subadviser executes a trade through one broker-dealer but instructs that entity to step-out all or a portion of the trade to another broker-dealer. This second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The second broker-dealer may or may not have a trading desk of its own.
Subadvisers may also receive research or research credits from brokers, which are generated from underwriting commissions when purchasing new issues of fixed income securities or other assets for a Fund. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the subadviser in advising several of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by a Fund is not reduced because a subadviser and its affiliates receive such services.
As noted above, a subadviser may purchase new issues of securities for the Fund in underwritten fixed price offerings. In these situations, the underwriter or selling group member may provide the subadviser with research in addition to selling the securities (at the fixed public offering price) to the fund or other advisory clients. Because the offerings are conducted at a fixed price, the ability to obtain research from a broker-dealer in this situation provides knowledge that may benefit the Fund, other subadviser clients, and the subadviser without incurring additional costs. These arrangements may not fall within the safe harbor in Section 28(e) of the Securities Exchange Act of 1934, as amended, because the broker-dealer is considered to be acting in a principal capacity in underwritten transactions. However, FINRA has adopted rules expressly permitting broker-dealers to provide bona fide research to advisers in connection with fixed price offerings under certain circumstances. As a general matter in these situations, the underwriter or selling group member will provide research credits at a rate that is higher than that which is available for secondary market transactions.
Brokerage and research services provided by brokers and dealers include advice, either directly or through publications or writings, as to:
-the value of securities;
-the advisability of purchasing or selling securities;
-the availability of securities or purchasers or sellers of securities; and
-analyses and reports concerning: (a) issuers; (b) industries; (c) securities; (d) economic, political and legal factors and trends; and (e) portfolio strategy.
Research services are received primarily in the form of written reports, computer generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the subadviser by or through a broker.
To the extent research services are used by the subadvisers, such services would tend to reduce such party’s expenses. However, the subadvisers do not believe that an exact dollar value can be assigned to these services. Research services received by the subadvisers from brokers or dealers executing transactions for funds of JHF II, which may not be used in connection with a fund, will also be available for the benefit of other funds managed by the subadvisers.
Allocation of Trades by the Subadvisers. The subadvisers manage a number of accounts other than the Funds of JHF II. Although investment determinations for the Funds will be made by the subadvisers independently from the investment determinations made by them for any other account, investments deemed appropriate for the Funds by the subadvisers may also be deemed appropriate by them for other accounts. Therefore, the same security may be purchased or sold at or about the same time for both the Funds and other accounts. In such circumstances, the subadvisers may determine that orders for the purchase or sale of the same security for the Funds and one or more other accounts should be combined. In this event the transactions will be priced and allocated in a manner deemed by the subadvisers to be equitable and in the best interests of the funds and such other accounts. While in some instances combined orders could adversely affect the price or volume of a security, the Fund believes that its participation in such transactions on balance will produce better overall results for the Fund.
Affiliated Underwriting Transactions by the Subadvisers. JHF II has approved procedures in conformity with Rule 10f-3 under the 1940 Act whereby a Fund may purchase securities that are offered in underwritings in which an affiliate of the subadvisers participate. These procedures prohibit a Fund from directly or indirectly benefiting a subadviser affiliate in connection with such underwritings. In addition, for underwritings where a subadviser affiliate participates as a principal underwriter, certain restrictions may apply that could, among other things, limit the amount of securities that the Funds could purchase.
Brokerage Commissions Paid. Effective January 18, 2007, the Portfolios’ fiscal year end changed from August 31 to December 31. For the fiscal years ended August 31, 2006, December 31, 2006, and December 31, 2007, no Portfolio paid brokerage commissions in connection with portfolio transactions.
Brokerage Commissions Paid to Affiliated Brokers. For the years ended August 31, 2006, December 31, 2006, and December 31, 2007, no Portfolio paid brokerage commissions to affiliated brokers in connection with portfolio transactions.
TRANSFER AGENT SERVICES
John Hancock Signature Services, Inc., P. O. Box 9510, Portsmouth, New Hampshire 03802-9510, a wholly-owned indirect subsidiary of MFC, is the transfer and dividend paying agent for the Class A, Class B, Class C, Class I, Class R, Class R1, Class R2, Class R3, Class R4, Class R5 and Class 5 shares of the Funds and Portfolios. Each Fund and Portfolio pays Signature Services monthly a fee, which is based on an annual rate of $15.00 for each Class A shareholder account, $17.50 for each Class B shareholder account and $16.50 for each Class C shareholder account and $15.00 for each Class R, Class R1, Class R2, Class R3, Class R4 and Class R5 shareholder account. There are no monthly service fees for Class 1 or Class 5 shareholder accounts. The Portfolio also pays Signature Services monthly a fee, which is based on an annual rate of 0.05% of average daily net assets attributable to Class A, B, C, R, R1, R2, R3, R4 and R5 shares. For Class A, B, C, R, R1, R2, R3, R4 and R5 shares, the Portfolio also pays certain out-of-pocket expenses. Expenses are aggregated and allocated to each class on the basis of their relative NAVs. For shares held of record in omnibus or other group accounts where administration and other shareholder services are provided by the Selling Firm or group administrator, the Selling Firm or administrator will charge a service fee to the funds. For such shareholders, Signature Services does not charge its account fee.
LEGAL AND REGULATORY MATTERS
On June 25, 2007, the Adviser and three of its affiliates including the Distributor (collectively, the “John Hancock Affiliates”) reached a settlement with the SEC that resolved an investigation of certain practices relating to the John Hancock Affiliates’ variable annuity and mutual fund operations involving directed brokerage and revenue sharing. Under the terms of the settlement, each John Hancock Affiliate was censured and agreed to pay a $500,000 civil penalty to the United States Treasury. In addition, the Adviser and one of the John Hancock Affiliates agreed to pay disgorgement of $14,838,943 and prejudgment interest of $2,001,999 to the John Hancock Trust funds that participated in the Adviser’s commission recapture program during the period from 2000 to April 2004. The Distributor and another John Hancock Affiliate agreed to pay disgorgement in the amount of $2,087,477 and prejudgment interest of $359,460 to certain entities advised by the associated John Hancock Affiliates. Collectively, all John Hancock Affiliates agreed to pay a total disgorgement of $16,926,420 and prejudgment interest of $2,361,460 to entities advised or distributed by John Hancock Affiliates. The Adviser discontinued the use of directed brokerage in recognition of the sale of fund shares in April 2004.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The financial statements of the JHF II as of fiscal year ended December 31, 2007, including the related financial highlights that appear in the Prospectus, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, as indicated in their report with respect thereto, and are incorporated herein by reference in reliance upon said report given on the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP has offices at 125 High Street, Boston, Massachusetts 02110.
REPORTS TO SHAREHOLDERS
In January 2007, the Portfolios changed their fiscal year end from August 31st to December 31st. The financial statements for the Portfolios’ fiscal year ended December 31, 2007 are incorporated herein by reference from each Portfolio’s most recent Annual Report to Shareholders filed with the SEC on Form N-CSR pursuant to Rule 30b2-1 under the 1940 Act.
CUSTODY OF PORTFOLIO SECURITIES
State Street Bank and Trust Company (“State Street”), 2 Avenue de Lafayette, Boston, Massachusetts 02111, currently acts as custodian and bookkeeping agent of all the Funds’ and Portfolios’ assets. State Street has selected various banks and trust companies in foreign countries to maintain custody of certain foreign securities. State Street is authorized to use the facilities of the Depository Trust Company, the Participants Trust Company and the book-entry system of the Federal Reserve Banks.
CODES OF ETHICS
JHF II, the Adviser, the Distributor and each subadviser to the Funds and Portfolios have adopted Codes of Ethics that comply with Rule 17j-1 under the 1940 Act. Each Code of Ethics permits personnel subject to the Code of Ethics to invest in securities including securities that may be purchased or held by a fund or a Portfolio.

APPENDIX A
DESCRIPTION OF BOND RATINGS
The ratings of Moody’s Investors Service, Inc. and Standard & Poor’s Ratings Group represent their opinions as to the quality of various debt instruments they undertake to rate. It should be emphasized that ratings are not absolute standards of quality. Consequently, debt instruments with the same maturity, coupon and rating may have different yields while debt instruments of the same maturity and coupon with different ratings may have the same yield.
MOODY’S INVESTORS SERVICE, INC.
Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa: Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.
Ba: Obligations rated Ba are judged to have speculative elements are subject to substantial credit risk.
B: Obligations rated B are considered speculative elements and are subject to high credit risk.
Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
STANDARD & POOR’S RATINGS GROUP
AAA: An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB, B, CCC, CC and C: Obligations rated ‘BB’, ‘B’, ‘CCC’ ‘CC’ and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.
C: The ‘C’ rating may be used to over a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.
D: An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or taking of a similar action if payments on an obligation are jeopardized.
Plus (+) or minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
FITCH INVESTORS SERVICE (“Fitch”)
Investment Grade
AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB: Good credit quality. ‘B’ ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
Speculative Grade
BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Highly speculative.
•	For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of ‘R1’ (outstanding).

CCC
•	For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

•	For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘R2’ (superior), or ‘R3’ (good) or ‘R4’ (average).
CC
• For issuers and performing obligations, default of some kind appears probable.
• For individual obligations, may indicate distressed or defaulted obligations with Recovery Rating of ‘R4’ (average) or ‘R5’ (below average).
C
• For issuers and performing obligations, default is imminent.
• For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such   obligations would possess a Recovery Rating of ‘R6’ (poor).
RD
Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
- failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;
- the bankruptcy filings, administration, receivership, liquidation or winding-up or cessation of business of an obligor; or
- the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.
Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated ‘D’ upon a default. Defaulted and distressed obligations typically are rated along the continuum of ‘C’ to ‘B’ rating categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the ‘B’ or CCC-C categories.
Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.
CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS
Moody’s
Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:
P-1
Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2
Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3
Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP
Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Standard and Poor’s
Commercial Paper
A standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from ‘A’ for the highest-quality obligations to ‘D’ for the lowest. These categories are as follows:
A-1
This designation indicates that the degress of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2
Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated ‘A-1’.
A-3
Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.
B
Issues rated ‘B’ are regarded as having only speculative capacity for timely payment.
C
This rating is assigned to short-term debt obligations with a doubtful capacity for payment.
D

Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.
Dual Ratings
Standard & Poor’s assigns ‘dual’ rating to all debt issues that have a put option or demand feature as part of their structure.
The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, ‘AAA/A-1+’). With short-term demand debt, not rating symbols are used with the commercial paper rating symbols (for example, ‘SP-1+/A-1+’).
Other Considerations — The ratings of S&P, Moody’s, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.
TAX-EXEMPT NOTE RATINGS
Moody’s
Short-Term Debt Ratings
There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expire at the maturity of the obligation.
MIG 1
This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MG 2
This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MG 3
This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG
This designation denotes speculative-grade credit quality. Dept instruments in this category may lack sufficient margins of protection.
Standard and Poor’s
Short-Term Issue
A Standard & Poor’s U.S. municipal note reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
•	Amoritization schedule — the larger the final maturity relative to other maturities, the more likely it will be treated as note; and
•	Source of payment — the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.
SP-1
Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2
Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3
Speculative capacity to pay principal and interest.

APPENDIX B
PORTFOLIO MANAGER INFORMATION
MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED (“MFC GLOBAL”)
Lifestyle Portfolios
The following chart reflects the portfolio managers’ investments in the Funds that they manage. The chart also reflects information regarding accounts other than the Funds for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into three categories: (i) investment companies, (ii) other pooled investment vehicles, and (iii) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. Dollars using the exchange rates as of the applicable date.
The following table reflects information as of December 31, 2007:

		Other Registered		Other Pooled
		Investment Companies		Investment Vehicles		Other Accounts
		(in millions)		(in millions)		(in millions)
	Dollar Range of	Number		Number		Number
	Investments in Each	of		of		of
Portfolio Manager	Fund	Accounts	Assets	Accounts	Assets	Accounts	Assets
Steve Orlich	Lifestyle
	Aggressive Fund: None	17	$30,005	0	0	24	$6,432
	Lifestyle Balanced
	Fund: None	17	$30,005	0	0	24	$6,432
	Lifestyle
	Conservative Fund: None	17	$30,005	0	0	24	$6,432
	Lifestyle Growth
	Fund: None	17	$30,005	0	0	24	$6,432
	Lifestyle Moderate
	Fund: None	17	$30,005	0	0	24	$6,432
Scott Warlow	Lifestyle
	Aggressive Fund: None	17	$30,005	0	0	22	$6,429
	Lifestyle Balanced
	Fund: None	17	$30,005	0	0	22	$6,429
	Lifestyle
	Conservative Fund: None	17	$30,005	0	0	22	$6,429
	Lifestyle Growth
	Fund: None	17	$30,005	0	0	22	$6,429
	Lifestyle Moderate
	Fund: None	17	$30,005	0	0	22	$6,429
None of thee accounts pay a performance based advisory fee.

Potential Conflicts of Interest. Portfolio managers at MFC Global may manage numerous portfolios or accounts and as a result, actual or apparent conflicts of interest may arise.
The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. MFC Global does not track the time a portfolio manager spends on a single portfolio, however, MFC Global will regularly assess whether a portfolio manager has adequate time and resources to effectively manage all of the accounts for which he or she is responsible. MFC Global seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.
Conflicts of interest may also arise when allocating and/or aggregating trades. Although a portfolio manager will make investment determinations for a portfolio independently from the investment determinations made by them for any other portfolio, investments may be deemed appropriate for more than one portfolio. In such circumstances, MFC Global may determine that orders for the purchase or sale of the same security for more than one portfolio should be combined. In this event, the transactions will be priced and allocated in a manner deemed to be equitable and in the best interests of all portfolios participating in the transaction.
MFC Global has implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts. In addition, MFC Global monitors a variety of other matters, including compliance with a portfolio or account’s investment guidelines and compliance with MFC Global’s Code of Ethics.
     Structure of Compensation .
MFC Global portfolio managers receive a competitive compensation package that consists of base salary, performance based bonus and a Manulife share ownership plan. The magnitude of the performance-based bonus is based upon the investment performance of all accounts managed by the portfolio manager over a one-year period. The pre-tax performance of each account is measured relative to an appropriate peer group benchmark (for example a Morningstar large cap growth peer group if the fund invests primarily in large cap stocks with a growth strategy). The amount of the performance based bonus and participation in equity ownership also reflects the seniority and role of each portfolio manager. MFC Global seeks to ensure retention of portfolio managers through competitive compensation that rewards both individual and team performance. In order to be competitive in the industry, the overall compensation package is targeted at the top of the second quartile against our competitors as deemed through industry surveys.
To ensure ongoing competitiveness, total compensation for investment professionals is compared to external asset management organizations on an annual basis, as a minimum; any adjustments to base pay or annual incentive design are made at that time.
Base salary under Asset Management Compensation structure is determined by grade levels / function.
Annual Incentive Plan (AIP) bonus targets range from 10% to 80% of base salary determined by function, grade level and competitive practice, and can reach a maximum of 250% of bonus target depending on company, divisional, individual and portfolio performance.
Stock Option Plan is available for Vice Presidents and above. Restricted Share Unit Grants are available for Assistant Vice Presidents, Vice Presidents and above. Grants issued are dependent upon an individual’s long term performance, retention risk, future potential and market conditions.

APPENDIX C
JOHN HANCOCK FUNDS
PROXY VOTING POLICIES AND PROCEDURES
POLICY:
General
The Board of Trustees (the “Board”) of each registered investment company in the John Hancock family of funds listed on Schedule A (collectively, the “Trust”), including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”), adopts these proxy voting policies and procedures.
Each fund of the Trust or any other registered investment company (or series thereof) (each, a “fund”) is required to disclose its proxy voting policies and procedures in its registration statement and, pursuant to Rule 30b1-4 under the 1940 Act, file annually with the Securities and Exchange Commission and make available to shareholders its actual proxy voting record. In this regard, the Trust Policy is set forth below.
Delegation of Proxy Voting Responsibilities
It is the policy of the Trust to delegate the responsibility for voting proxies relating to portfolio securities held by a fund to the fund’s investment adviser (“adviser”) or, if the fund’s adviser has delegated portfolio management responsibilities to one or more investment subadviser(s), to the fund’s subadviser(s), subject to the Board’s continued oversight. The subadviser for each fund shall vote all proxies relating to securities held by each fund and in that connection, and subject to any further policies and procedures contained herein, shall use proxy voting policies and procedures adopted by each subadviser in conformance with Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).
Except as noted below under Material Conflicts of Interest, the Trust Policy with respect to a fund shall incorporate that adopted by the fund’s subadviser with respect to voting proxies held by its clients (the “Subadviser Policy”). Each Subadviser Policy, as it may be amended from time to time, is hereby incorporated by reference into the Trust Policy. Each subadviser to a fund is directed to comply with these policies and procedures in voting proxies relating to portfolio securities held by a fund, subject to oversight by the fund’s adviser and by the Board. Each adviser to a fund retains the responsibility, and is directed, to oversee each subadviser’s compliance with these policies and procedures, and to adopt and implement such additional policies and procedures as it deems necessary or appropriate to discharge its oversight responsibility. Additionally, the Trust’s Chief Compliance Officer (“CCO”) shall conduct such monitoring and supervisory activities as the CCO or the Board deems necessary or appropriate in order to appropriately discharge the CCO’s role in overseeing the subadvisers’ compliance with these policies and procedures.
The delegation by the Board of the authority to vote proxies relating to portfolio securities of the funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.
Voting Proxies of Underlying Funds of a Fund of Funds
A. Where the Fund of Funds is not the Sole Shareholder of the Underlying Fund
With respect to voting proxies relating to the shares of an underlying fund (an “Underlying Fund”) held by a fund of the Trust operating as a fund of funds (a “Fund of Funds”) in reliance on Section 12(d)(1)(G) of the 1940 Act where the Underlying Fund has shareholders other than the Fund of Funds which are not other Fund of Funds, the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of all other holders of such Underlying Fund shares.
B. Where the Fund of Funds is the Sole Shareholder of the Underlying Fund
In the event that one or more Funds of Funds are the sole shareholders of an Underlying Fund, the adviser to the Fund of Funds (the “Adviser”) or the Trust will vote proxies relating to the shares of the Underlying Fund as set forth below unless the Board elects to have the Fund of Funds seek voting instructions from the shareholders of the Funds of Funds in which case the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders.
1. Where Both the Underlying Fund and the Fund of Funds are Voting on Substantially Identical Proposals
In the event that the Underlying Fund and the Fund of Funds are voting on substantially identical proposals (the “Substantially Identical Proposal”), then the Adviser or the Fund of Funds will vote proxies relating to shares of the Underlying Fund in the same proportion as the vote of the shareholders of the Fund of Funds on the Substantially Identical Proposal.
2. Where the Underlying Fund is Voting on a Proposal that is Not Being Voted on By the Fund of Funds
a. Where there is No Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is no material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Adviser will vote proxies relating to the shares of the Underlying Fund pursuant to its Proxy Voting Procedures.
b. Where there is a Material Conflict of Interest Between the Interests of the Shareholders of the Underlying Fund and the Adviser Relating to the Proposal
In the event that the Fund of Funds is voting on a proposal of the Underlying Fund and the Fund of Funds is not also voting on a substantially identical proposal and there is a material conflict of interest between the interests of the shareholders of the Underlying Fund and the Adviser relating to the Proposal, then the Fund of Funds will seek voting instructions from the shareholders of the Fund of Funds on the proposal and will vote proxies relating to shares of the Underlying Fund in the same proportion as the instructions timely received from such shareholders. A material conflict is generally defined as a proposal involving a matter in which the Adviser or one of its affiliates has a material economic interest.
Material Conflicts of Interest
If: (1) a subadviser to a fund becomes aware that a vote presents a material conflict between the interests of: (a) shareholders of the fund; and (b) the fund’s adviser, subadviser, principal underwriter, or any of their affiliated persons, and (2) the subadviser does not propose to vote on the particular issue in the manner prescribed by its Subadviser Policy or the material conflict of interest procedures set forth in its Subadviser Policy are otherwise triggered, then the subadviser will follow the material conflict of interest procedures set forth in its Subadviser Policy when voting such proxies.
If a Subadviser Policy provides that in the case of a material conflict of interest between fund shareholders and another party, the subadviser will ask the Board to provide voting instructions, the subadviser shall vote the proxies, in its discretion, as recommended by an independent third party, in the manner prescribed by its Subadviser Policy or abstain from voting the proxies.
Securities Lending Program
Certain of the funds participate in a securities lending program with the Trust through an agent lender. When a fund’s securities are out on loan, they are transferred into the borrower’s name and are voted by the borrower, in its discretion. Where a subadviser determines, however, that a proxy vote (or other shareholder action) is materially important to the client’s account, the subadviser should request that the agent recall the security prior to the record date to allow the subadviser to vote the securities.
Disclosure of Proxy Voting Policies and Procedures in the Trust’s Statement of Additional Information (“SAI”)
The Trust shall include in its SAI a summary of the Trust Policy and of the Subadviser Policy included therein. (In lieu of including a summary of these policies and procedures, the Trust may include each full Trust Policy and Subadviser Policy in the SAI.)

Disclosure of Proxy Voting Policies and Procedures in Annual and Semi-Annual Shareholder Reports
The Trust shall disclose in its annual and semi-annual shareholder reports that a description of the Trust Policy, including the Subadviser Policy, and the Trust’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (“SEC”) website, and without charge, upon request, by calling a specified toll-free telephone number. The Trust will send these documents within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.
Filing of Proxy Voting Record on Form N-PX
The Trust will annually file its complete proxy voting record with the SEC on Form N-PX. The Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
PROCEDURES:
Review of Subadvisers’ Proxy Voting
The Trust has delegated proxy voting authority with respect to fund portfolio securities in accordance with the Trust Policy, as set forth above.
Consistent with this delegation, each subadviser is responsible for the following:
1)	Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the subadviser votes portfolio securities in the best interest of shareholders of the Trust.
2)	Providing the adviser with a copy and description of the Subadviser Policy prior to being approved by the Board as a subadviser, accompanied by a certification that represents that the Subadviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the adviser with notice of any amendment or revision to that Subadviser Policy or with a description thereof. The adviser is required to report all material changes to a Subadviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to each Subadviser Policy during the period covered by the report.
3)	Providing the adviser with a quarterly certification indicating that the subadviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Subadviser Policy. If the subadviser voted any proxies in a manner inconsistent with the Subadviser Policy, the subadviser will provide the adviser with a report detailing the exceptions.
Adviser Responsibilities
Proxy Voting Procedures
Implementing written policies and procedures, in compliance with Rule 206(4)-6 under the Advisers Act, reasonably designed to ensure that the adviser votes shares of an Underling Fund consistent with these proxy voting policies and procedures and in the best interest of shareholders of the Trust.

Providing the Board of the Trust with a copy and description of the Adviser Policy, accompanied by a certification that represents that the Adviser Policy has been adopted in conformance with Rule 206(4)-6 under the Advisers Act. Thereafter, providing the Board with notice of any amendment or revision to that Adviser Policy or with a description thereof. The Adviser is required to report all material changes to the Adviser Policy quarterly to the Board. The CCO’s annual written compliance report to the Board will contain a summary of the material changes to Adviser Policy during the period covered by the report.

Providing the Board with a quarterly certification indicating that the Adviser did vote proxies of the funds and that the proxy votes were executed in a manner consistent with the Adviser Policy and these proxy voting policies and procedures. If the Adviser voted any proxies in a manner inconsistent with the Subadviser Policy, the Adviser will provide the adviser with a report detailing the exceptions.

Proxy Voting Service
The Trust has retained a proxy voting service to coordinate, collect, and maintain all proxy-related information, and to prepare and file the Trust’s reports on Form N-PX with the SEC.

The adviser, in accordance with its general oversight responsibilities, will periodically review the voting records maintained by the proxy voting service in accordance with the following procedures:

1)	Receive a file with the proxy voting information directly from each subadviser on a quarterly basis.

2)	Select a sample of proxy votes from the files submitted by the subadvisers and compare them against the proxy voting service files for accuracy of the votes.

3)	Deliver instructions to shareholders on how to access proxy voting information via the Trust’s semi-annual and annual shareholder reports.
Proxy Voting Service Responsibilities
Aggregation of Votes:
The proxy voting service’s proxy disclosure system will collect fund-specific and/or account-level voting records, including votes cast by multiple subadvisers or third party voting services.
Reporting:
The proxy voting service’s proxy disclosure system will provide the following reporting features:
1)	multiple report export options;

2)	report customization by fund-account, portfolio manager, security, etc.; and

3)	account details available for vote auditing.
Form N-PX Preparation and Filing:
The adviser will be responsible for oversight and completion of the filing of the Trust’s reports on Form N-PX with the SEC. The proxy voting service will prepare the EDGAR version of Form N-PX and will submit it to the adviser for review and approval prior to filing with the SEC. The proxy voting service will file Form N-PX for each twelve-month period ending on June 30. The filing must be submitted to the SEC on or before August 31 of each year.

Schedule A
PROXY VOTING POLICIES AND PROCEDURES

JOHN HANCOCK FUNDS:	Adopted:	Amended:
John Hancock Trust	September 28, 2007	March 26, 2008
John Hancock Funds II	September 28, 2007	March 26, 2008
John Hancock Funds III	September 11, 2007
John Hancock Bond Trust	September 11, 2007
John Hancock California Tax-Free Income Fund	September 11, 2007
John Hancock Capital Series	September 11, 2007
John Hancock Current Interest	September 11, 2007
John Hancock Equity Trust	September 11, 2007
John Hancock Investment Trust	September 11, 2007
John Hancock Investment Trust II	September 11, 2007
John Hancock Investment Trust III	September 11, 2007
John Hancock Institutional Series Trust	September 11, 2007
John Hancock Municipal Securities Trust	September 11, 2007
John Hancock Series Trust	September 11, 2007
John Hancock Sovereign Bond Fund	September 11, 2007
John Hancock Strategic Series	September 11, 2007
John Hancock Tax-Exempt Series	September 11, 2007
John Hancock World Fund	September 11, 2007
John Hancock Preferred Income Fund	September 11, 2007
John Hancock Preferred Income Fund II	September 11, 2007
John Hancock Preferred Income Fund III	September 11, 2007
John Hancock Patriot Select Dividend Fund	September 11, 2007
John Hancock Patriot Premium Dividend Fund II	September 11, 2007
John Hancock Bank & Thrift Opportunity Fund	September 11, 2007
John Hancock Income Securities Trust	September 11, 2007
John Hancock Investors Trust	September 11, 2007
John Hancock Tax-Advantaged Dividend Income Fund	September 11, 2007
John Hancock Financial Trends	September 11, 2007
John Hancock Tax-Advantaged Global Shareholder Yield Fund	September 11, 2007

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED
PROXY VOTING POLICY
ISSUED: AUGUST 2003
MFC Global Investment Management (U.S.A.) Limited (“MFC-GIM (USA)”) manages money on behalf of, or provides investment advice to, clients.
Arising out of these relationships, MFC-GIM(USA) has a fiduciary duty to exercise care, diligence and skill in the administration and management of client funds that any person, familiar with the matters would exercise under similar circumstances in managing the property of another person.
In addition to its fiduciary duty, MFC-GIM (USA) must also comply with the proxy requirements of Rule 206(4)-6 of the Investment Advisers Act of 1940, as amended from time to time (“Advisers Act”), and any other law which governs the exercise of voting rights by an investment adviser.
A proxy is a shareholder’s right to vote that has been delegated to professionals who manage their investments. (Note: clients have the unqualified right to rescind the permission given to an advisor to vote proxies on their behalf.) The right to vote is an asset, as a company’s shareholders have the power to influence the management of a corporation and it is our fiduciary obligation to ensure that these rights are voted, if clients request us to do so in writing, such that they optimize the long-term value of the investment portfolios.
Fiduciary Duty Guideline Requirements
When voting proxies, fiduciaries have an obligation to do so in an informed and responsible manner. There is a duty of loyalty. Records of voting should be maintained by retaining copies of, or access to, proxies and any supporting documentation for non-routine issues. As an investment advisory company, the obligation of fiduciaries is to vote proxies in the best interest of the clients or beneficiaries.
Our Policy
A proxy vote should be cast on behalf of each client holding the security in question. The decision on how to vote is made by the responsible Portfolio Manager, or another person or persons to whom such responsibility has been delegated by the Portfolio Manager, on behalf of the client. Such a person may include a proxy committee or a proxy voting service. See “Proxy Committees” and “Proxy Services” below.
When voting proxies, the following standards apply:
•      The Portfolio Manager will vote based on what they believe to be in the best interest of the client and in accordance with the client’s investment guidelines.
•      Each voting decision should be made independently. The Portfolio Manager may enlist the services of reputable professionals and/or proxy evaluation services, such as Institutional Shareholder Services (“ISS”) (see “Proxy Service” below), whether inside or outside the organization, to assist with the analysis of voting issues and/or to carry out the actual voting process. However, the ultimate decision as to how to cast a vote will always rest with the Portfolio Manager, or any Proxy Committee which may be formed to deal with voting matters from time to time. See “Proxy Committees” below.
•      Investment guidelines/contracts should outline how voting matters will be treated, and clients should be notified of voting procedures from time to time in accordance with any applicable legislative requirements.
•      The quality of a company’s management is a key consideration factor in the Portfolio Manager’s investment decision, and a good management team is presumed to act in the best interests of the company. Therefore, in general, MFC-GIM(USA) will vote as recommended by a company’s management, except in situations where the Portfolio Manager believes this is not in the best interests of clients.
•      As a general principle, voting should be consistent among portfolios having the same mandates, subject to the client’s preferences and the Conflict Procedures set out below.
MFC-GIM (USA) will reasonably consider specific voting instruction requests made to it by clients.
Proxy Services
Each Portfolio Manager is responsible for the voting of securities in portfolios managed by them. In order to assist in voting securities, MFC-GIM (USA) may from time to time delegate certain proxy advisory and voting responsibilities to a third party proxy service provider.
MFC-GIM (USA) has currently delegated certain duties to ISS. ISS specializes in the proxy voting and corporate governance area and provides a variety of proxy advisory and voting services. These services include in-depth research, analysis, and voting recommendations as well as vote execution, reporting, auditing and consulting assistance. While each Portfolio Manager may rely on ISS’s research and recommendations in casting votes, each Portfolio Manager may deviate from any recommendation provided from ISS on general policy issues or specific proxy proposals in accordance with any MFC-GIM (USA) proxy policies and procedures which may be in effect from time to time. See “Proxy Committees” below.
MFC-GIM (USA) may retain other proxy voting services in place of, or in addition to, ISS from time to time without further notice to clients.

Proxy Committees
From time to time proxy voting issues arise generally or with respect to a specific vote.
In such cases, one or more persons may be appointed as a Proxy Committee to review certain issues.
One or more of such committees may be created on a permanent or temporary basis from time to time. The terms of reference and the procedures under which a committee will operate from time to time must be reviewed by the Legal and Compliance Department. Records of the committee’s deliberations and recommendations shall be kept in accordance with this Policy and applicable law, if any. See “Documentation and Client Notification Requirements” below.
Conflicts Procedures
MFC-GIM (USA) is required to monitor and resolve possible material conflicts (“Conflicts”) between the interests of MFC-GIM (USA) and the interests of clients who have instructed MFC-GIM (USA) to vote securities held in their portfolios. MFC-GIM (USA) is affiliated with both Manulife Financial Corporation (“MFC”) and The Manufacturers Life Insurance Company (“MLI”). Conflicts may arise, for example, if a proxy vote is required on matters involving those companies, or other issuers in which either of them has a substantial equity interest.
Anyone within MFC-GIM (USA) who becomes aware of a potential conflict shall notify the Legal and Compliance department as well as the appropriate desk head. If it is determined by the Legal and Compliance Department that a potential conflict does exist, a Proxy Committee shall be appointed to consider the issue.
In addition to the procedures set out above concerning Proxy Committees, any Proxy Committee which considers a Conflict must appoint a member of the Legal and Compliance team as a voting member of the Committee. Persons who are officers of the issuer involved in the matter may participate in the Committee’s deliberations, but shall not be entitled to vote as a member of the Committee.
The Proxy Committee shall then consider the issue involved and shall be free to make any decision it concludes is reasonable The Proxy Committee need not determine to vote each client portfolio the same way on a given matter, depending on the interests of the particular client involved.
Documentation and Client Notification Requirements
The Portfolio Manager should retain, or arrange to be retained in an accessible format from a proxy service or other source, voting records for securities held in each portfolio. These should include all records required by applicable law from time to time, such as
(i)	proxy voting procedures and policies, and all amendments thereto;

(ii)	all proxy statements received regarding client securities;

(iii)	a record of all votes cast on behalf of clients;

(iv)	records of all client requests for proxy voting information;

(v)	any documents prepared by the Portfolio Manager or a Proxy Committee that were material to a voting decision or that memorialized the basis for the decision;

(vi)	all records relating to communications with clients regarding conflicts of interest in voting; and

(vii)	any other material required by law to be kept from time to time.
MFC-GIM(USA) shall describe to clients, or provide a copy of, it’s proxy voting policies and procedures and shall also advise clients how they may obtain information on securities voted in their portfolio.

PART C: OTHER INFORMATION
ITEM 23. EXHIBITS
(a)(1)	Agreement and Declaration of Trust dated June 28, 2005. — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(a)(2)	Amended and Restated Agreement and Declaration of Trust dated August 12, 2005. — previously filed as exhibit (a)(2) to pre-effective amendment no. 1 filed on September 30, 2005, accession number 0000950135-05-005616.

(a)(3)	Amendment dated September 29, 2006, to the Amended and Restated Declaration of Trust dated August 12, 2005. — previously filed as exhibit (a)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(b)	By-laws of the Registrant dated June 28, 2005. — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(c)	See Exhibits (a) and (b).

(d)	Advisory Agreement and Subadvisory Agreements.

(d)(1)	Advisory Agreement dated October 17, 2005. — previously filed as exhibit (d)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(2)	Amendment dated April 28, 2006 to Advisory Agreement dated October 17, 2005 relating to the U.S. Government Securities Fund, Strategic Bond Fund, High Yield Fund, International Opportunities Fund, All Cap Growth Fund, Capital Appreciation Fund, Emerging Small Company Fund, International Small Company Fund, Mid Cap Value Equity Fund, Absolute Return Fund, Real Estate Equity Fund, Global Real Estate Fund and the High Income Fund. — previously filed as exhibit (d)(4) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(3)	Amendment dated June 30, 2006 to Advisory Agreement dated October 17, 2005 relating to the Core Bond Fund, Dynamic Growth Fund, Large Cap Fund, Large Cap Value Fund, Mid Cap Core Fund, Special Value Fund, Utilities Fund, Value & Restructuring Fund and Vista Fund. — previously filed as exhibit (d)(5) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(4)	Amendment dated April 30, 2007 to Advisory Agreement dated October 17, 2005 relating to the Income Fund, Mutual Shares Fund, Mid Cap Intersection Fund, Emerging Markets Value Fund and International Small Company Fund. — previously filed as exhibit (d)(4) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(5)	Amendment dated June 29, 2007 to Advisory Agreement dated October 17, 2005 relating to the Real Return Bond Fund. — previously filed as exhibit (d)(5) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(6)	Amendment dated July 1, 2007 to Advisory Agreement dated October 17, 2005 relating to the All Cap Growth Fund. — previously filed as exhibit (d)(6) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(7)	Amendment dated December 26, 2007 to Advisory Agreement dated October 17, 2005 relating to the Floating Rate Income Fund and Global Asset Allocation Fund, Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050, Portfolio, Lifecycle Retirement Portfolio, Retirement Income Portfolio and Retirement Rising Income Portfolio – previously filed as exhibit (d)(7)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(8)	Amendment dated April 25, 2008 to Advisory Agreement dated October 17, 2005 relating to the Quantitative All Cap Fund. – previously filed as exhibit (d)(8)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(9)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(10)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(7) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(11)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Core Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(12)	Amendment dated July 1, 2007 to Subadvisory Agreement dated October 17, 2005 relating to All Cap Growth Fund between John Hancock Investment Management Services, LLC and AIM Capital Management, Inc. — previously filed as exhibit (d)(11) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(13)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(14)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Vista Fund and Small Company Fund between John Hancock Investment Management Services, LLC and American Century Investment Management, Inc. — previously filed as exhibit (d)(10) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(15)	Subadvisory Agreement dated September 30, 2006 between John Hancock Investment Management Services, LLC and BlackRock Investment Management, LLC. — previously filed as exhibit (d)(11) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(16)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Davis Selected Advisors, L.P. — previously filed as exhibit (d)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(17)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Declaration Management & Research LLC. — previously filed as exhibit (d)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(18)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(6) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(19)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Real Estate Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(16) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(20)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C. and Deutsche Asset Management International GmbH. — previously filed as exhibit (d)(20) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(21)	Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Asset Management (Hong Kong) Limited. — previously filed as exhibit (d)(21) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(22)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between RREEF America L.L.C and RREEF Global Advisors Limited. — previously filed as exhibit (d)(22) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(23)	Research, Advisory and Investment Management Agreement dated April 28, 2006 between Deutsche Asset Management, Inc. and RREEF America L.L.C. — previously filed as exhibit (d)(23) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(24)	Research and Advisory Agreement dated April 28, 2006 between RREEF America L.L.C and Deutsche Investments Australia Limited. — previously filed as exhibit (d)(24) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(25)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Dynamic Growth Fund between John Hancock Investment Management Services, LLC and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(17) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(26)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc., Inc. — previously filed as exhibit (d)(25) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(27)	Amendment dated April 30, 2007 to Subadvisory Agreement dated April 28, 2006 related to Emerging Markets Value Fund and International Small Company Fund between John Hancock Investment Management Services, LLC and Dimensional Fund Advisors Inc., Inc. — previously filed as exhibit (d)(27) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(28)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Franklin Advisers, Inc. — previously filed as exhibit (d)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(29)	Subadvisory Agreement dated April 30, 2007 relating to Income Fund between John Hancock Investment Management Services, LLC and Franklin Advisers, LLC. — previously filed as exhibit

(d)(29) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(30)	Form of Subadvisory Agreement relating to Mutual Shares Fund between John Hancock Investment Management Services, LLC and Franklin Mutual Advisers, LLC. — previously filed as exhibit (d)(26) to post-effective amendment no. 12 filed on February 14, 2007, accession number 0000950135-07-000887.

(d)(31)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Fund Asset Management Services, LLC. — previously filed as exhibit (d)(27) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(32)	Amendment dated June 1, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Large Cap Value Fund between John Hancock Investment Management Services, LLC and Fund Asset Management Services, Inc. — previously filed as exhibit (d)(28) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(33)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth & Income Fund). — previously filed as exhibit (d)(9) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(34)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Fund). — previously filed as exhibit (d)(10) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(35)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Growth Opportunities Fund). — previously filed as exhibit (d)(11) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(36)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Stock Fund). — previously filed as exhibit (d)(12) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(37)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Intrinsic Value Fund). — previously filed as exhibit (d)(13) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(38)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Managed Fund). — previously filed as exhibit (d)(14) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(39)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (U.S. Multi-Sector Fund). — previously filed as exhibit (d)(15) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(40)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (Value Opportunities Fund). — previously filed as exhibit (d)(16) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(41)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (International Growth Fund). — previously filed as exhibit (d)(37) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(42)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Independence Investment LLC. — previously filed as exhibit (d)(17) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(43)	Subadvisory Agreement dated May 31, 2006 between John Hancock Investment Management Services, LLC and CCM Holdings IV, LLC. — previously filed as exhibit (d)(39) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(44)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Jennison Associates LLC. — previously filed as exhibit (d)(18) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(45)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Capital Appreciation Fund between John Hancock Investment Management Services, LLC and Jennison Associates LLC. — previously filed as exhibit (d)(41) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(46)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and John Hancock Advisers, LLC. — previously filed as exhibit (d)(19) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(47)	Transfer Agreement on behalf of Active Bond and Strategic Income Funds transferring John Hancock Advisers, LLC’s (“JHA”) rights and obligations under the Subadvisory Agreement between John Hancock Investment Management Services, LLC and JHA to Sovereign Asset Management LLC. — previously filed as exhibit (d)(40) to post-effective amendment no. 3 filed on January 31, 2006, accession number 0001010521-06-000054.

(d)(48)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Legg Mason Capital Management, Inc. — previously filed as exhibit (d)(20) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(49)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Lord, Abbett & Co. — previously filed as exhibit (d)(21) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(50)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC. — previously filed as exhibit (d)(22) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(51)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to International Opportunities Fund between John Hancock Investment Management Services, LLC and Marsico Capital Management, LLC. — previously filed as exhibit (d)(46) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(52)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company. — previously filed as exhibit (d)(23) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(53)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Strategic Value Fund and Utilities Fund between John Hancock Investment Management Services, LLC and Massachusetts Financial Services Company. — previously filed as exhibit (d)(48) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(54)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Mercury Advisors (Fund Asset Management, L.P.). — previously filed as exhibit (d)(24) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(55)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (d)(25) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(56)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Absolute Return Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (d)(51) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(57)	Amendment dated December 26, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Lifecycle 2010 Portfolio, Lifecycle 2015 Portfolio, Lifecycle 2020 Portfolio, Lifecycle 2025 Portfolio, Lifecycle 2030 Portfolio, Lifecycle 2035 Portfolio, Lifecycle 2040 Portfolio, Lifecycle 2045 Portfolio, Lifecycle 2050, Portfolio, Lifecycle Retirement Portfolio, Retirement Income Portfolio and Retirement Rising Income Portfolio between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. – previously filed as exhibit (d)(57)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(58)	Amended and Restated Subadvisory Consulting Agreement dated October 17, 2005 relating to Lifestyle Portfolios between John Hancock Investment Management Services, LLC, MFC Global Investment Management (U.S.A.) Limited, and Deutsche Asset Management, Inc. — previously filed as exhibit (d)(18) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(59)	Form of Amendment to Amended and Restated Subadvisory Consulting Agreement dated October 17, 2005 relating to Retirement Income Portfolio and Retirement Rising Income Portfolio between John Hancock Investment Management Services, LLC, MFC Global Investment Management (U.S.A.) Limited and Deutsche Asset Management, Inc. – previously filed as exhibit (d)(59) to post-effective amendment no. 15 filed on October 12, 2007, accession number 0000950135-07-006124.

(d)(60)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Morgan Stanley Investment Management. — previously filed as exhibit (d)(26) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(61)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Munder Capital Management. — previously filed as exhibit (d)(27) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(62)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pacific Investment Management Company. — previously filed as exhibit (d)(28) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(63)	Amendment dated June 29, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Real Return Bond Fund between John Hancock Investment Management Services, LLC and Pacific Investment Management Company LLC. — previously filed as exhibit (d)(59) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(64)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Pzena Investment Management, LLC. — previously filed as exhibit (d)(29) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(65)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and RCM Capital Management LLC. — previously filed as exhibit (d)(57) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(66)	Amendment dated October 6, 2006 to Subadvisory Agreement dated April 28, 2006 relating to Science and Technology Fund between John Hancock Investment Management Services, LLC and RCM Capital Management LLC. — previously filed as exhibit (d)(58) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(67)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and RiverSource Investments, LLC. — previously filed as exhibit (d)(59) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(68)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. — previously filed as exhibit (d)(60) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(69)	Subadvisory Agreement dated December 1, 2005 between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. — previously filed as exhibit (d)(30) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(70)	Amendment dated June 30, 2006 to Subadvisory Agreement dated December 1, 2005 relating to Special Value Fund between John Hancock Investment Management Services, LLC and Salomon Brothers Asset Management Inc. — previously filed as exhibit (d)(62) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(71)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Sovereign Asset Management LLC. — previously filed as exhibit (d)(63) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(72)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and SSgA Funds Management, Inc. — previously filed as exhibit (d)(31) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(73)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Sustainable Growth Advisers, L.P. — previously filed as exhibit (d)(32) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(74)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(33) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(75)	Amendment dated April 28, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Real Estate Equity Fund between John Hancock Investment Management Services, LLC and T. Rowe Price Associates, Inc. — previously filed as exhibit (d)(68) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(76)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Global Advisors Limited. — previously filed as exhibit (d)(34) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(77)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Templeton Investment Counsel, Inc. — previously filed as exhibit (d)(35) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(78)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and UBS Global Asset Management. — previously filed as exhibit (d)(36) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(79)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Global Allocation Fund and Large Cap Fund between John Hancock Investment Management Services, LLC and UBS Global Asset Management — previously filed as exhibit (d)(72) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(80)	Subadvisory Agreement dated October 17, 2006 between John Hancock Investment Management Services, LLC and United States Trust Company, N.A., Asset Management Division and U.S. Trust New York Asset Management Division. — previously filed as exhibit (d)(37) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(81)	Amendment dated October 1, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Value and Restructuring Fund between John Hancock Investment Management Services, LLC and United States Trust Company, N.A., Asset Management Division and U.S. Trust New York Asset Management Division. — previously filed as exhibit (d)(74) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(82)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. — previously filed as exhibit (d)(38) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(83)	Amendment dated April 30, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Mid Cap Intersection Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. — previously filed as exhibit (d)(80) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(84)	Amendment dated June 29, 2007 to Subadvisory Agreement dated October 17, 2005 relating to Special Value Fund between John Hancock Investment Management Services, LLC and Wellington

Management Company, LLP. — previously filed as exhibit (d)(81) to post-effective amendment no. 14 filed on October 12, 2007, accession number 0000950135-07-006048.

(d)(85)	Amendment DATED January 2, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Global Asset Allocation Fund between John Hancock Investment Management Services, LLC and Wellington Management Company, LLP. – previously filed as exhibit (d)(85)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(86)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. — previously filed as exhibit (d)(39) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(d)(87)	Amendment dated June 30, 2006 to Subadvisory Agreement dated October 17, 2005 relating to Core Bond Fund and U.S. High Yield Fund between John Hancock Investment Management Services, LLC and Wells Capital Management, Inc. — previously filed as exhibit (d)(77) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(88)	Subadvisory Agreement dated April 28, 2006 between John Hancock Investment Management Services, LLC and Western Asset Management Company. — previously filed as exhibit (d)(78) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(89)	Sub — Subadvisory Agreement dated April 28, 2006 between Western Asset Management Company and Western Asset Management Company Limited. — previously filed as exhibit (d)(79) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(d)(90)	Amendment dated December 26, 2007 to Subadvisory Agreement dated April 28, 2006 relating to Floating Rate Income Fund between John Hancock Investment Management Services, LLC and Western Asset Management Company. – previously filed as exhibit (d)(90)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(91)	Amendment dated April 25, 2008 to Subadvisory Agreement dated October 17, 2005 relating to Quantitative All Cap Fund between John Hancock Investment Management Services, LLC and MFC Global Investment Management (U.S.A.) Limited. – previously filed as exhibit (d)(91)to post-effective amendment no. 17 filed on April 16, 2008, accession number 0000950135-08-002553.

(d)(92)	Form of Amended and Restated Advisory Agreement dated April 28, 2008 between John Hancock Funds II and John Hancock Investment Management Services — Filed herewith.

(e)	Distribution Agreement dated October 17, 2005 between Registrant and John Hancock Funds, LLC. — previously filed as exhibit (e) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(f)	Not Applicable.

(g)	Custodian Agreement. — previously filed as exhibit (g) to pre-effective amendment no. 2 filed on October 13, 2005, accession number 0000950135-05-005745.

(h)	Other Material Contracts.

(h)(1)	Master Transfer Agency and Service Agreement. — previously filed as exhibit (h)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(h)(2)	Expense Limitation Agreement. — previously filed as exhibit (h)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(h)(3)	Class R Service Plan dated June 30, 2006 – previously filed as exhibit (h)(3) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(4)	Class R1 Service Plan dated June 30, 2006 – previously filed as exhibit (h)(4) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(5)	Class R2 Service Plan dated June 30, 2006 – previously filed as exhibit (h)(5) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(h)(6)	Class R3 Service Plan. — previously filed as exhibit (h)(6) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(7)	Class R4 Service Plan. — previously filed as exhibit (h)(7) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(8)	Class R5 Service Plan. — previously filed as exhibit (h)(8) to post-effective amendment no. 8 filed on July 18, 2006, accession number 0001010521-06-000572.

(h)(9)	Form of Service Agreement between John Hancock Funds II and John Hancock Investment Services, LLC. — Filed herewith.

(i)	Not Applicable.

(j)	Consent of Registered Public Accounting Firm. — Filed herewith.

(k)	Not Applicable.

(l)	Not Applicable.

(m)	Plan of Distribution pursuant to Rule 12b-1.

(m)(1)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 1 Shares. — previously filed as exhibit (m)(1) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(2)	Plan of Distribution pursuant to Rule 12b-1 relating to Class 3 Shares. — previously filed as exhibit (m)(2) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(3)	Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares. — previously filed as exhibit (m)(3) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(4)	Plan of Distribution pursuant to Rule 12b-1 relating to Class B Shares. — previously filed as exhibit (m)(4) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(5)	Plan of Distribution pursuant to Rule 12b-1 relating to Class C Shares. — previously filed as exhibit (m)(5) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(6)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R Shares dated June 30, 2006 – previously filed as exhibit (m)(6) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(7)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R1 Shares dated June 30, 2006 – previously filed as exhibit (m)(7) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(8)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R2 Shares dated June 30, 2006 – previously filed as exhibit (m)(8) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(m)(9)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R3 Shares. — previously filed as exhibit (m)(7) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(10)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R4 Shares. — previously filed as exhibit (m)(8) to post-effective amendment no. 2 filed on January 10, 2006, accession number 0001010521-06-000023.

(m)(11)	Plan of Distribution pursuant to Rule 12b-1 relating to Class R5 Shares. — previously filed as exhibit (m)(11) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

(n)	Amended Multiple Class Plan pursuant to Rule 18f-3. — previously filed as exhibit (n) to post-effective amendment no. 7 filed on June 30, 2006, accession number 0001010521-06-000549.

(o)	Not Applicable.

(p)	Codes of Ethics of the Registrant and its Investment Adviser and Subadvisers.

(p)(1)	Codes of Ethics for John Hancock Funds II and John Hancock Investment Management Services LLC dated January 1, 2008 – previously filed as exhibit (p)(1) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

(p)(2)	Code of Ethics for A I M Capital Management, Inc. — previously filed as exhibit (p)(3) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(3)	Code of Ethics for American Century Investments. — previously filed as exhibit (p)(4) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(4)	Code of Ethics for BlackRock Investment Management LLC. — previously filed as exhibit (p)(5) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(5)	Code of Ethics for ClearBridge Advisors, LLC. — previously filed as exhibit (p)(6) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(6)	Code of Ethics for Davis Selected Advisors, L.P. — previously filed as exhibit (p)(7) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(7)	Code of Ethics for Declaration Management & Research LLC. — previously filed as exhibit (p)(8) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(8)	Code of Ethics for Deutsche Asset Management, Inc. (U.S.). — previously filed as exhibit (p)(9) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(9)	Code of Ethics for Dimensional Fund Advisors, Inc. — previously filed as exhibit (p)(10) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(10)	Code of Ethics for Franklin Templeton. — previously filed as exhibit (p)(11) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(11)	Code of Ethics for Fund Asset Management, L.P.(Mercury Advisors)(Merrill Lynch Investment Managers). — previously filed as exhibit (p)(12) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(12)	Code of Ethics for Grantham, Mayo, Van Otterloo & Co. LLC. — previously filed as exhibit (p)(13) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(13)	Code of Ethics for Independence Investment LLC. — previously filed as exhibit (p)(14) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(14)	Code of Ethics for Jennison Associates LLC. — previously filed as exhibit (p)(15) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(15)	Code of Ethics for John Hancock Advisers. — previously filed as exhibit (p)(16) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(16)	Code of Ethics for Legg Mason Funds Management, Inc. — previously filed as exhibit (p)(17) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(17)	Code of Ethics for Lord, Abbett & Co. — previously filed as exhibit (p)(18) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(18)	Code of Ethics for MFC Global Investment Management (U.S.A.) Limited. — previously filed as exhibit (p)(19) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(19)	Code of Ethics for Marsico Capital Management, LLC. — previously filed as exhibit (p)(20) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(20)	Code of Ethics for Massachusetts Financial Services Company. — previously filed as exhibit (p)(21) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(21)	Code of Ethics for Morgan Stanley Investment Management. — previously filed as exhibit (p)(22) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(22)	Code of Ethics for Munder Capital Management. — previously filed as exhibit (p)(23) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(23)	Code of Ethics for Pacific Investment Management Company. — previously filed as exhibit (p)(24) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(24)	Code of Ethics for Pzena Investment Management, LLC. — previously filed as exhibit (p)(25) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(25)	Code of Ethics for RCM Capital Management. — previously filed as exhibit (p)(26) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(26)	Code of Ethics for RiverSource Investments (Ameriprise): Retail Access. — previously filed as exhibit (p)(27) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(27)	Code of Ethics for Salomon Brothers (Citigroup) Asset Management Inc. — previously filed as exhibit (p)(28) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(28)	Code of Ethics for SSgA Funds Management, Inc. — previously filed as exhibit (p)(29) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(29)	Code of Ethics for Sovereign Asset Management. — previously filed as exhibit (p)(30) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(30)	Code of Ethics for Sustainable Growth Advisers, L.P. — previously filed as exhibit (p)(31) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(31)	Code of Ethics for T. Rowe Price Associates, Inc. — previously filed as exhibit (p)(32) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(32)	Code of Ethics for UBS Global Asset Management. — previously filed as exhibit (p)(33) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(33)	Code of Ethics for United States Trust Company. — previously filed as exhibit (p)(34) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(34)	Code of Ethics for Wellington Management Company, LLP. — previously filed as exhibit (p)(35) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(35)	Code of Ethics for Wells Capital Management, Inc. — previously filed as exhibit (p)(36) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(p)(36)	Code of Ethics for Western Asset Management. — previously filed as exhibit (p)(37) to post-effective amendment no. 10 filed on December 26, 2006, accession number 0001010521-06-000984.

(q)	Power of Attorney date December 14, 2007. — previously filed as exhibit (q) to post-effective amendment no. 16 filed on December 24, 2007, accession number 0000950135-07-007767.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
Two of the Registrant’s shareholders are:
(i) John Hancock Life Insurance Company of New York (“John Hancock New York”),
(ii) John Hancock Life Insurance Company (U.S.A.) (“John Hancock USA”).
John Hancock New York and John Hancock USA hold shares of the Registrant attributable to group annuity contracts in their respective separate accounts that are not registered under the Investment Company Act of 1940. The Lifestyle Portfolios are also shareholders of certain of the non-Lifestyle funds of the Registrant. John Hancock New York and John Hancock USA are indirect wholly-owned subsidiaries of Manulife Financial Corporation (see chart of corporate affiliates below).

MANULIFE FINANCIAL CORPORATION
PRINCIPAL SUBSIDIARIES — December 31, 2007
ITEM 25. INDEMNIFICATION
The Registrant’s Amended and Restated Declaration of Trust and Distribution Agreement filed previously contain provisions limiting the liability, and providing for the indemnification, of the Trustees and officers under certain circumstances.
Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their official capacities as such.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (“Securities Act”), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 25, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
See “Fund Details” in the Prospectuses and “Investment Management Agreements” in the Statement of Additional Information for information regarding the business of the Adviser and each of the Subadvisers. For information as to the business, profession, vocation or employment of a substantial nature of each director, officer or partner of the Adviser and each of the Subadvisers, reference is made to the respective Form ADV, as amended, filed under the Investment Advisers Act of 1940, each of which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITERS
(a) John Hancock Funds, LLC acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Bond Trust, John Hancock California Tax-Free Income Trust, John Hancock Capital Series, John Hancock Current Interest, John Hancock Equity Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Municipal Securities Trust, John Hancock World Fund, John Hancock Investors Trust, John Hancock Tax-Advantaged Dividend Income Fund, John Hancock Income Securities Trust and John Hancock Funds III.
(b) The following table presents certain information with respect to each director and officer of John Hancock Funds, LLC:

POSITIONS AND
NAME AND PRINCIPAL	POSITIONS AND OFFICES WITH	OFFICES WITH
BUSINESS ADDRESS	UNDERWRITER	REGISTRANT
James R. Boyle 601 Congress Street Boston, Massachusetts 02210	Chairman and Director	Trustee

Keith F. Hartstein 601 Congress Street Boston, Massachusetts 02210	Director, President and Chief Executive Officer	President

John G. Vrysen 601 Congress Street Boston, Massachusetts 02210	Director, Executive Vice President and Chief Operating Officer	Chief Financial Officer

Michael Mahoney 601 Congress Street Boston, Massachusetts 02210	Chief Compliance Officer	None

Peter Copestake 601 Congress Street Boston, Massachusetts 02210	Treasurer	None

John T. Litzow 601 Congress Street Boston, Massachusetts 02210	Senior Vice President	None

Jeffery H. Long 601 Congress Street Boston, Massachusetts 02210	Vice President, Controller and Assistant Treasurer	None

Andrew G. Arnott 601 Congress Street Boston, Massachusetts 02210	Vice President	None

Arthur E. Creel 601 Congress Street Boston, Massachusetts 02210	Vice President	None

Carey Hoch 601 Congress Street Boston, Massachusetts 02210	Vice President	None

Kristine McManus 601 Congress Street Boston, Massachusetts 02210	Vice President	None

Daniel Rollins 601 Congress Street Boston, Massachusetts 02210	Second Vice President	None

Karen F. Walsh 601 Congress Street Boston, Massachusetts 02210	Assistant Treasurer	None

David Hayter 601 Congress Street Boston, Massachusetts 02210	Assistant Treasurer	None

Cathy Hopkinson 601 Congress Street Boston, Massachusetts 02210	Assistant Treasurer	None

Wayne Zuk 601 Congress Street Boston, Massachusetts 02210	Assistant Treasurer	None

Alfred P. Ouellette 601 Congress Street Boston, Massachusetts 02210	AVP, Senior Counsel and Assistant Secretary	Assistant Secretary

(c) None.
ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books and other documents required to be maintained under Section 31(a) of the Investment Company Act of 1940 are kept by John Hancock Investment Management Services, LLC (formerly, Manufacturers Securities Services, LLC.), the Registrant’s investment adviser, at its offices at 601 Congress Street, Boston, Massachusetts 02210,
By the Registrant at its principal business offices located at 601 Congress Street, Boston, Massachusetts 02210 or
By State Street Bank and Trust Company, the custodian for the Registrant, at its offices at 2 Avenue de Lafayette, Boston, Massachusetts 02111.
By A I M Capital Management, Inc., the subadviser to the All Cap Growth Fund and the Small Company Growth Fund, at its offices at 11 Greenway Plaza, Houston, Texas 77046.
By American Century Investment Management, Inc., the subadviser to the Small Company Fund and the Vista Fund, at its offices at 4500 Main Street, Kansas City, Missouri 64111.
By BlackRock Investment Management, Inc., the subadviser to the Large Cap Value Fund, at its offices at 800 Scudders Mill Road, Plainsboro, New Jersey 08536.
By ClearBridge Advisors, the subadviser to the Special Value Fund, at its offices at 399 Park Avenue, New York, New York 10022.
By Davis Selected Advisers, L.P., the subadviser to the Financial Services Fund and the Fundamental Value Fund, at its offices at 2949 East Elvira Road, Suite 101, Tuscon, Arizona 85706.
By Declaration Management & Research LLC, the subadviser to the Short-Term Bond Fund and the Total Bond Market Fund, at its offices at 1650 Tysons Blvd., McLean, VA 22102.
By Deutsche Investment Management Americas, Inc., the subadviser to the Lifestyle Portfolios, All Cap Core Fund, Global Real Estate Fund, Dynamic Growth Fund and the Real Estate Securities Fund, at its offices at 345 Park Avenue, New York, New York 10154.
By Dimensional Fund Advisors, the subadviser to the International Small Company Fund and the Emerging Markets Value Fund, at its offices at 1299 Ocean Avenue, Santa Monica, California 90401.
By Franklin Advisers, Inc., the investment adviser to the Income Fund, at its offices at One Franklin Parkway, San Mateo, California 94403.
By Franklin Mutual Advisers, LLC. the investment adviser to the Mutual Shares Fund, at its offices at John F. Kennedy Parkway, Short Hills, New Jersey 07078.
By Grantham, Mayo, Van Otterloo & Co. LLC, the subadviser to the Growth Opportunities Fund, International Core Fund, U.S. Core Fund, U.S. Multi Sector Fund, Value Opportunities Fund and the Managed Fund, at its offices at 40 Rowes Wharf, Boston, Massachusetts 02110.
By Independence Investment LLC, the subadviser to the Small Cap Fund, at its offices at 53 State Street, Boston, Massachusetts 02109.

By Jennison Associates LLC, the subadviser to the Capital Appreciation Fund, at its offices at 466 Lexington Avenue, New York, NY 10017.
By Legg Mason Capital Management, Inc., the subadviser to the Core Equity Fund, at its offices at 100 Light Street, Baltimore, Maryland 21202.
By Lord Abbett & Co., the subadviser to the Mid Cap Value Fund and the All Cap Value Fund, at its offices at 90 Hudson Street, Jersey City, New Jersey 07302-3973.
By Marsico Capital Management, LLC , the subadviser for the International Opportunities Fund, at its offices at 1200 17th Street, Denver, Colorado 80202.
By Massachusetts Financial Services Company, the subadviser to the Utilities Fund, at its offices at 500 Boylston Street, Boston, MA 02116.
By MFC Global Investment Management (U.S.A.) Limited, the subadviser to the Lifestyle Portfolios, Lifecycle Portfolios, Index 500 Fund, Index Allocation Fund, Mid Cap Index Fund, Money Market Fund, Pacific Rim Fund, Quantitative All Cap Fund, Quantitative Mid Cap Fund, Quantitative Value Fund, Small Cap Index Fund, Total Stock Market Index Fund and the Absolute Return Portfolios, at its offices at 200 Bloor Street East, Toronto, Ontario, Canada M4W lE5.
By MFC Global Investment Management (U.S.), LLC, the subadviser to the Absolute Return Portfolios, Lifecycle Portfolios, Emerging Growth Fund, High Income Fund, Strategic Income Fund and the Active Bond Fund, at its offices at 101 Huntington Avenue, Boston, MA 02199-7603.
By Morgan Stanley Asset Management Inc., the subadviser of the Value Fund, at its offices at 1221 Avenue of the Americas, New York, New York 10020.
By Munder Capital Management, the subadviser to the Small Cap Opportunities Fund, at its offices at 480 Pierce Street, Birmingham, Michigan 48009.
By Pacific Investment Management Company LLC, the subadviser to the Real Return Fund, Global Bond Fund and the Total Return Fund, at its offices at 840 Newport Center Drive, Suite 300, Newport Beach, California 92660.
By Pzena Investment Management, LLC, the subadviser to the Classic Value Fund, at its offices at 120 West 45th Street, New York, NY 10036.
By RCM Capital Management LLC, the subadviser to the Emerging Small Company Fund, at its offices at Four Embarcadero Center, San Francisco, CA 94111.
By RiverSource Investments, LLC, the subadviser to the Mid Cap Value Equity Fund, at its offices at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474.
By SSgA Funds Management, Inc., the subadviser to the International Equity Index Fund, at its offices at One Lincoln Street, Boston, Massachusetts 02111.
By Sustainable Growth Advisers, L.P., the subadviser to the U.S. Global Leaders Growth Fund, at its offices at 301 Tresser Boulevard, Suite 1310, Stamford, CT 06901.
By T. Rowe Price Associates, Inc., the subadviser to the Blue Chip Growth Fund, Equity-Income Fund, Health Science Fund, Mid Value Fund, Real Estate Equity Fund, Small Company Value Fund, Spectrum Income Fund and the Science & Technology Fund, at its offices at 100 East Pratt Street, Baltimore, MD 21202.

By Templeton Global Advisors Limited, the subadviser to the Global Fund, at its offices at Box N7759, Lyford Cay, Nassau, Bahamas.
By Templeton Investment Counsel, LLC, the subadviser to International Value Fund and the International Small Cap Fund, at its offices at 777 Mariners Island Blvd., San Mateo, CA 94404.
By UBS Global Asset Management (Americas) Inc., the subadviser to the Large Cap Fund and the Global Allocation Fund, at its offices at 1 North Wacker Drive, Chicago, Illinois 60606.
By UST Advisers, Inc., the subadviser to the Value & Restructuring Fund, at its offices at 225 High Ridge Road, Stamford, Connecticut 06905.
By Wellington Management Company LLP, the subadviser to the Investment Quality Bond Fund, Mid Cap Stock Fund, Natural Resources Fund, Small Cap Growth Fund, Mid Cap Intersection Fund and the Small Cap Value Fund, at its offices at 75 State Street, Boston, Massachusetts 02109.
By Wells Capital Management Incorporated, the subadviser to the Core Bond Fund and the U.S. High Yield Bond Fund, at its offices at 525 Market St., San Francisco, California.
By Western Asset Management Company, the subadviser to the High Yield Fund, Strategic Bond Fund and the U.S. Government Securities Fund, at its offices at 385 East Colorado Boulevard, Pasadena, California 91101.
ITEM 29. MANAGEMENT SERVICES
Not applicable.
ITEM 30. UNDERTAKINGS
Not applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts, on this 23rd day of April 2008.

JOHN HANCOCK FUNDS II
By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ Keith F. Hartstein	President and Chief Executive Officer	April 23, 2008
Keith F. Hartstein

/s/ Gordon M. Shone	Treasurer	April 23, 2008
Gordon M. Shone	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	April 23, 2008
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	April 23, 2008
James R. Boyle

/s/ Peter S. Burgess *	Trustee	April 23, 2008
Peter S. Burgess

/s/ Elizabeth G. Cook *	Trustee	April 23, 2008
Elizabeth G. Cook

/s/ Hassell H. McClellan *	Trustee	April 23, 2008
Hassell H. McClellan

/s/ James M. Oates *	Trustee	April 23, 2008
James M. Oates

*	By Power of Attorney
JOHN HANCOCK FUNDS II

By:	/s/ David D. Barr
David D. Barr
Attorney-In-Fact
Pursuant to Power of Attorney
Previously filed with Post-Effective Amendment
No. 16 to the Trust’s Registration Statement
On December 24, 2007

Exhibit Index

23(d)(92)	Form of Amended and Restated Advisory Agreement dated April 28, 2008 between John Hancock Funds II and John Hancock Investment Management Services

23(h)(9)	Form of Service Agreement between John Hancock Funds II and John Hancock Investment Services, LLC.

23(j)	Consent of Registered Public Accounting Firm